BOND FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) ULTRA SHORT-TERM BOND FUND
                               ONE GROUP(R) SHORT-TERM BOND FUND
                               ONE GROUP(R) INTERMEDIATE BOND FUND
                               ONE GROUP(R) BOND FUND
                               ONE GROUP(R) INCOME BOND FUND
                               ONE GROUP(R) MORTGAGE-BACKED SECURITIES FUND
                               ONE GROUP(R) GOVERNMENT BOND FUND
                               ONE GROUP(R) TREASURY & AGENCY FUND
                               ONE GROUP(R) HIGH YIELD BOND FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2001

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   92
Statements of Operations ...................................   94
Statements of Changes in Net Assets ........................   96
Schedules of Capital Stock Activity ........................   98
Financial Highlights .......................................  102
Notes to Financial Statements ..............................  116

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (30.3%):
 $ 5,000    Ace Securities Corp., Series 01-HE1,
              Class M1, 3.10%, 11/20/31* ........  $  5,069
   1,382    Ace Securities Corp., Series 99-LB1,
              Class A1, 2.42%, 11/25/28* ........     1,385
     278    Advanta Mortgage Loan Trust, Series
              97-1, Class A6, 2.33%, 5/25/27* ...       277
   2,653    Advanta Mortgage Loan Trust, Series
              99-4, Class A, 2.47%, 11/25/29* ...     2,656
   6,093    American Business Financial Services,
              Series 98-4, Class A2, 3.05%,
              1/25/30* ..........................     6,155
   6,715    American Residential Home Equity Loan
              Trust, Series 98-1, Class M1,
              2.56%, 5/25/29* ...................     6,703
   5,438    Amresco Residential Securities
              Mortgage Loan, Series 97-2, Class
              M1A, 2.47%, 6/27/27* ..............     5,445
   5,000    Amresco, Series 98-3, Class M1A,
              2.53%, 9/25/28* ...................     4,986
   2,314    Asset Securitization Corp., Series
              96-MD6, Class A1B, 6.88%,
              11/13/26 ..........................     2,427
   5,090    BA Master Credit Card Trust, Series
              98-A, Class B, 2.35%, 4/15/05* ....     5,096
   1,923    Banc One Heloc Trust, Series 99-1,
              Class A, 2.36%, 4/20/20* ..........     1,924
   1,000    Bank of America Synthetic, Series
              00-1A, Class B, 3.08%, 2/23/06* ...       935
   1,000    Bank of America Synthetic, Series
              00-1A, Class C, 4.13%, 2/23/06* ...       973
   3,600    BankBoston Commercial Loan Master
              Trust, Series 99-1A, Class C2,
              3.62%, 11/16/06* (b) ..............     3,601
   1,900    BankBoston, Series 98-1A, Class B2,
              3.02%, 2/16/06* ...................     1,901
   4,000    BankBoston, Series 98-1A, Class C1,
              4.02%, 2/16/06* ...................     4,002
   2,000    Capital One Master Trust 01-1, Class
              C, 3.25%, 12/15/10* ...............     1,969
     576    Case Equipment Loan Trust, Series
              98-B, Class B, 5.99%, 10/15/05 ....       577
     250    Chase Credit Card Master Trust,
              Series 00-3, Class B, 2.43%,
              1/15/08* ..........................       250
   2,000    Chase Funding Loan Acquisition Trust,
              Series 01-AD1, Class 2M1, 2.96%,
              11/25/30* .........................     2,015

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   420    Circuit City Credit Card Master
              Trust, Series 00-1, Class B, 2.67%,
              2/15/06* ..........................  $    421
   1,000    CNFHE, Series 00-A, Class MV1, 2.58%,
              2/15/31* ..........................       977
   2,000    Conseco Finance, Series 01-B, Class
              1M1, 7.27%, 6/15/32 ...............     2,061
   2,551    Countrywide Asset Backed
              Certificates, Series 00-1, Class
              AV1, 2.70%, 3/25/31* ..............     2,562
   3,000    Countrywide Asset Backed
              Certificates, Series 01-BC2, Class
              M1, 2.75%, 7/25/31* ...............     3,026
   4,000    Countrywide Asset Backed
              Certificates, Series 01-BC2, Class
              M2, 3.10%, 7/25/31* ...............     4,016
   8,775    Countrywide Asset-Backed
              Certificates, Series, 01-4, Class
              M1, 2.93%, 4/25/32* ...............     8,906
     459    Countrywide Home Equity, Series 97-D,
              Class A, 2.28%, 12/15/23* .........       457
   1,580    Countrywide Home Equity Loan Trust,
              Series 01-A, Class A, 2.32%,
              4/15/27* ..........................     1,579
     660    Countrywide Home Equity Loan Trust,
              Series 96-A, Class A, 2.26%,
              1/15/28* ..........................       660
   1,242    Countrywide Home Equity Loan Trust,
              Series 98-C, 2.26%, 10/15/24* .....     1,240
   1,385    DLJ Commercial Mortgage Corp., Series
              99-STF1, Class A3, 3.52%,
              7/5/08* ...........................     1,388
   1,791    EQCC Home Equity Loan Trust, Series
              96-1, Class A4, 6.56%, 3/15/23 ....     1,838
   1,024    FFCA Secured Lending Corp., Series
              99-1A, Class B2, 3.10%,
              6/18/13* ..........................     1,005
   1,876    First Security Auto, Series 00-1,
              Class A3, 7.30%, 7/15/04 ..........     1,921
   3,505    First USA Credit Card Master Trust,
              Series 96-6, Class B, 2.39%,
              7/10/06* ..........................     3,509
   2,000    First USA Credit Card Master Trust,
              Series 98-4, Class B, 2.40%,
              3/18/08* ..........................     2,004
     350    Fleet Credit Card Master Trust II,
              Series 99-B, Class A, 2.28%,
              1/15/07* ..........................       351

                                       2
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,000    Ford Credit Floorplan Master Owner
              Trust, Series 01-1, Class B, 2.44%,
              7/17/06* ..........................  $  2,004
     534    Green Tree Home Improvement Loan
              Trust, Series 97-D, 2.30%,
              9/15/28* ..........................       534
     794    Green Tree Home Improvement Loan
              Trust, Series 98-B, Class A1B,
              2.30%, 11/15/29*, ARM .............       795
     998    Green Tree Home Improvement Loan
              Trust, Series 98-C, Class A1B,
              2.26%, 7/15/29* ...................       998
     563    Green Tree Home Improvement Loan
              Trust, Series 98-E, Class A1B,
              2.73%, 9/15/28* ...................       563
     205    Household Consumer Loan Trust, Series
              96-2, Class A1, 2.25%, 8/15/06* ...       205
   2,000    Lakeshore Commercial Loan Master
              Trust, Series 98-AA, Class B2,
              2.75%, 7/25/07* ...................     1,948
   5,000    Lakeshore Commercial Loan Master
              Trust, Series 98-AA, Class C1,
              3.10%, 7/25/07* ...................     4,939
   1,000    Lakeshore Commercial Loan Master
              Trust, Series 98-AA, Class C1,
              3.15%, 7/25/07* ...................       988
   5,000    MBNA Master Credit Card Master Note
              Trust, 2.27%, 10/15/08, Series
              01-B1, Class B1* ..................     5,009
   5,000    MBNA Master Credit Card Trust, Series
              97-E, Class B, 2.71%, 9/15/04* ....     5,004
   1,500    MBNA Master Credit Card Trust, Series
              99-C, Class B, 2.46%, 5/17/04* ....     1,500
   1,550    MBNA Master Credit Card Trust, Series
              99-C, Class C, 2.88%, 5/17/04* ....     1,546
   3,500    MBNA Master Credit Card Trust, Series
              01-C1, Class C1, 3.13%,
              10/15/08* .........................     3,505
     964    Merrill Lynch Home Equity Loan,
              Series 97-1, Class A, 2.28%,
              9/25/27* ..........................       962
   2,864    Merrill Lynch Mortgage Investment,
              Series 99-PNB1, Class A, 2.40%,
              6/25/25* ..........................     2,868
   3,000    Nationsbank Commercial Loan Master
              Trust, Series 97-2, Class C, 3.62%,
              9/20/04* (b) ......................     3,008
   2,543    Nationslink Funding Corp., Series
              99-SL, Class A1V, 2.91%,
              4/10/07* ..........................     2,542
   7,000    Nellie Mae, Inc., Series 96-1, Class
              CTFS, 2.71%, 12/15/18* ............     7,049

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,000    Nissan Auto Receivables Owners Trust,
              7.17%, 3/15/03 ....................  $  1,049
   2,000    Nomura Depositor Trust, Series
              98-ST1, Class A2, 2.52%,
              1/15/03* ..........................     1,999
   1,350    Nomura Depositor Trust, Series
              98-ST1, Class A3, 2.68%,
              1/15/03* ..........................     1,346
   3,000    Onyx Acceptance Auto Trust, Series
              98-A, Class CTFS, 5.99%,
              1/15/05 ...........................     3,017
      90    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%, 1/25/07 ....        96
   1,748    Residential Asset Securitization
              Trust, Series 98-A3, 6.50%,
              4/25/13 ...........................     1,759
   2,000    Sears Credit Account Master Trust,
              Series 01-3, Class A, 2.33%,
              9/15/10* ..........................     2,013
     467    Securitized Asset Sales, Inc., Series
              93-2, Class B3, 6.50%, 7/25/08 ....       467
   3,790    Southern Pacific Secured Assets
              Corp., Series 97-2, Class A1,
              2.33%, 5/25/27* ...................     3,793
   5,335    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08 ............................     5,764
     650    Structured Asset Securities Corp.,
              Series 97-1, Class B2, 7.27%,
              2/25/27* (b) ......................       662
   5,000    Student Loan Marketing Association,
              Series 97-3, 2.53%, 10/25/12* .....     4,792
   1,000    Student Loan Marketing Association,
              Series 98-1, Class CTFS, 2.67%,
              12/25/14* .........................       972
   4,000    Textron Financial Corp., Receivables
              Trust, Series 01-A, Class A3,
              2.46%, 2/20/09* (b) ...............     4,000
   1,000    Textron Financial Corp., Receivables
              Trust, Series 00-C, Class A2,
              6.40%, 6/15/11 (b) ................     1,040
   3,000    Toyota Auto Receivables Owner Trust,
              Series 01-B, Class A4, 2.18%,
              10/15/07* .........................     3,004
                                                   --------
  Total Asset Backed Securities                     178,007
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.3%):
   2,955    ABN AMRO Mortgage Corp., Series 98-2,
              Class IA2, 6.30%, 4/25/29 .........     3,029
     149    AMAC, Series 98-1, Class A5, 6.50%,
              4/25/28 ...........................       149
   1,438    American Housing Trust, Series VII,
              Class D, 9.25%, 11/25/20 ..........     1,586

                                       3
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   385    BHN, Series 97-1, Class A1, 3.54%,
              3/25/11* ..........................  $    135
      48    BHN Mortgage Fund, Series 97-2, Class
              A2, 7.54%, 5/31/17 ................        14
     284    Chemical Mortgage Acceptance Corp.,
              Series 88-2, Class A, 7.41%,
              5/25/18* ..........................       287
   2,750    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A4, 5.75%,
              6/25/09 ...........................     2,813
   1,294    Citicorp Mortgage Securities, Inc.,
              Series 88-17, Class A1, 6.23%,
              11/25/18* .........................     1,293
     906    Citicorp Mortgage Securities, Inc.,
              Series 93-10, Class A6, 3.28%,
              9/25/23* ..........................       921
     252    Citicorp Mortgage Securities, Inc.,
              Series 95-03, Class B3, 7.50%,
              11/25/25 ..........................       262
     375    Citicorp Mortgage Securities, Inc.,
              Series 98-07, Class A14, 6.75%,
              8/25/28 ...........................       383
   1,107    Citicorp Mortgage Securities, Inc.,
              Series 98-8, Class A1, 6.75%,
              9/25/28 ...........................     1,133
   1,561    Citicorp Mortgage Securities, Inc.,
              Series 00-3, Class M, 7.00%,
              9/25/30 ...........................     1,556
     731    CMC Securities Corp., III, Series
              94-D, Class A1, 6.00%, 3/25/24 ....       746
     528    Collateralized Mortgage Obligation
              Trust, 0.00%, 10/1/18, PO .........       413
     903    Collateralized Mortgage Obligation
              Trust, Series 49, Class C, 9.00%,
              10/1/18 ...........................       945
   2,000    CS First Boston Mortgage Securities
              Corp., Series 98-FL2, Class AD,
              3.30%, 8/15/13* ...................     2,001
   3,000    CS First Boston Mortgage Securities
              Corp., Series 01-FL2A, Class C,
              3.28%, 9/15/13* (b) ...............     2,953
     185    First Boston Mortgage Securities
              Corp., Series 92-5, Class 2A,
              7.63%, 1/25/23* ...................       184
     500    GE Capital Mortgage Services, Inc.,
              Series 93-13, Class A6, 6.00%,
              10/25/08 ..........................       516
   1,458    GE Capital Mortgage Services, Inc.,
              Series 98-10, Class 1A2, 6.50%,
              5/25/28 ...........................     1,482

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   893    GE Capital Mortgage Services, Inc.,
              Series 98-13, Class A9, 6.25%,
              8/25/28 ...........................  $    915
   1,041    Glendale Federal Bank, Series 90-1,
              Class A, 6.25%, 10/25/29* .........     1,048
   1,000    GMAC, Series 01-WTCA, Class B, 0.00%,
              9/9/15 ............................       880
   7,277    Impac CMB Trust, 2.52%, 7/25/31* ....     7,317
   2,000    Lehman Brothers, Series 01-LLFA,
              Class D, 2.08%, 8/16/13* (b) ......     1,998
   7,275    Mellon Residential Funding
              Corporation, Series 01-TBC1, Class
              B1, 2.97%, 11/15/31* ..............     7,276
   2,640    Nascor, Series 98-34, Class A2,
              6.30%, 1/25/29 ....................     2,688
     545    Nomura Mortgage Capital Corp., Series
              90-1, Class H, 7.00%, 6/17/20 .....       554
     502    Paine Webber Mortgage Acceptance
              Corp., Series 93-9, Class A4,
              7.00%, 10/25/23 ...................       518
   2,545    PNC Mortgage Securities Corp., Series
              98-2, Class 3B1, 6.75%, 3/25/13 ...     2,583
   1,051    PNC Mortgage Securities Corp., Series
              98-3, Class 1B1, 6.75%, 4/25/13 ...     1,058
     700    PNC Mortgage Securities Corp., Series
              93-12, Class S2, 17.71%, IF,
              12/25/23* .........................       715
     794    Prudential Home Mortgage Securities,
              Series 93-50, Class A11, 8.75%,
              11/25/23, IF* .....................       810
   2,222    Prudential Home Mortgage Securities,
              Series 93-60, Class A8, 18.94%,
              12/25/23* .........................     2,222
   1,383    Prudential Home Mortgage Securities,
              Series 93-54, Class A18, 5.75%,
              1/25/24, IF* ......................     1,383
     436    Prudential-Bache CMO Trust, Class H,
              0.00%, 4/1/19, PO .................       430
   3,265    Residential Accredited Loans, Inc.,
              Series 98-QS3, Class M1, 6.50%,
              2/25/13 ...........................     3,322
     375    Residential Asset Securitization
              Trust, Series 97-A3, Class A4,
              7.75%, 5/25/27 ....................       376
   2,000    Residential Asset Securitization
              Trust, Series 98-A12, Class A4,
              6.75%, 11/25/28 ...................     2,036

                                       4
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   383    Residential Funding Mortgage
              Securities, 8.25%, 10/25/08* ......  $    405
      26    Residential Funding Mortgage
              Securities, Series, 97-S4, Class
              A2, 2.56%, 3/25/12* ...............        26
     944    Residential Funding Mortgage
              Securities, 7.95%, 9/25/12 ........       960
     554    Residential Funding Mortgage
              Securities, 6.75%, 1/25/24 ........       558
     272    Residential Funding Mortgage
              Securities, Series 94-S1, Class
              A10, 6.75%, 1/25/24 ...............       278
   2,906    Residential Funding Mortgage
              Securities, Series 95-S11, Class
              A15, 7.50%, 9/25/25* ..............     2,915
     157    Residential Funding Mortgage
              Securities, Series 98-S2, Class A7,
              6.50%, 1/25/28 ....................       157
   6,187    Residential Funding Mortgage
              Securities, Series 01-S15, Class
              A11, 6.75%, 7/25/31 ...............     6,207
     660    Residential Funding Mortgage
              Securities Trust II, Series 97-HS5,
              Class M1, 7.01%, 5/25/27 ..........       659
   1,978    Ryland Mortgage Securites Corp.,
              Series 94-2, Class B1, 9.07%,
              4/25/29* ..........................     2,049
     562    Salomon Brothers Mortgage Securities
              Trust VII, Series 00-UP1, Class A2,
              8.00%, 9/25/30 ....................       587
   1,301    Salomon Brothers Mortgage Securities,
              Series 87-2, Class A, 6.99%,
              12/25/17* .........................     1,333
   3,416    Sasco, Series 99-C3, Class F, 3.30%,
              3/20/02* ..........................     3,417
     231    Saxon Asset Securities Trust, Series
              00-2, Class AV1, 2.36%,
              7/25/30* ..........................       231
     143    Sears Mortgage Securities Services
              Corp., Series 92-18A, Class A3,
              7.24%, 9/25/22* ...................       136
   1,300    Securitized Asset Sales, Inc., Series
              93-7, Class TA3, 6.25%,
              12/25/23 ..........................     1,324
     714    Structured Asset Securities
              Corporation, 8.00%, 5/25/31, Series
              01-8A, Class 1A1 ..................       738
   1,259    Westpac Securitization Trust, Series
              99-1G, Class A, 2.30%, 5/19/30* ...     1,259
                                                   --------
  Total Collateralized Mortgage Obligations          84,169
                                                   --------
CORPORATE BONDS (2.3%):
Banking, Finance & Insurance (1.1%):
   1,000    Ford Motor Credit Co., 7.50%,
              1/15/03 ...........................     1,035

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 3,000    Ford Motor Credit Co., 4.23%,
              10/25/04* .........................  $  3,001
   2,080    GMAC, 6.13%, 9/15/06 ................     2,061
     255    GMAC, 7.25%, 3/2/11 .................       256
                                                   --------
                                                      6,353
                                                   --------
Building -- Residential and Commercial (0.3%):
   2,000    Centex Corp., Series MTNE, 4.14%,
              10/22/02* .........................     1,997
                                                   --------
Industrial Goods & Services (0.0%):
     950    Enron Corp., 7.88%, 6/15/03 (c) .....       190
                                                   --------
Transportation & Shipping (0.2%):
   1,178    Regional Jet Equipment Trust, Series
              00-1, 7.77%, 9/5/04 ...............     1,193
                                                   --------
Yankee & Eurodollar (0.7%):
   3,000    Banponce Corp., 6.75%, 12/15/02 .....     3,042
   1,000    British Telecom, 4.45%, 12/15/03* ...     1,011
                                                   --------
                                                      4,053
                                                   --------
  Total Corporate Bonds                              13,786
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (37.5%):
Fannie Mae (16.1%):
      42    6.50%, 11/1/03, Pool #44174 .........        43
     416    5.75%, 9/1/06, Pool #411526 .........       423
   1,000    3.44%, 10/25/07, Series 92-179, Class
              FB* ...............................     1,057
   2,917    3.54%, 11/25/07, Series 92-190, Class
              F* ................................     2,982
     142    10.31%, 2/25/08, Series 94-33, Class
              SA* ...............................       148
   5,000    6.00%, 3/25/08, Series 93-209, Class
              H .................................     5,178
     285    6.50%, 4/25/08, Series 93-52, Class
              K, CMO ............................       293
   3,399    8.70%, 8/25/08, Series 93-129, Class
              C, IF* ............................     3,540
     774    8.30%, 10/25/08, Series 93-197, Class
              SC* ...............................       833
     177    2.58%, 3/25/09, Series 94-89, Class
              FA, CMO* ..........................       179
     282    7.40%, 5/1/09, Pool #433995* ........       281
     499    6.93%, 6/1/09, Pool #433992* ........       497
     487    7.50%, 8/1/10, Pool #139598 .........       511
     191    7.50%, 8/1/10, Pool #139597 .........       199
     702    7.50%, 10/1/10, Pool #139596 ........       736
   1,000    7.50%, 5/18/12* .....................     1,033
     630    7.00%, 5/1/14, Pool #250045 .........       650
     903    6.00%, 8/1/14, Pool #598032 .........       919
      16    6.38%, 6/1/15, Pool #28023, ARM* ....        16

                                       5
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    51    6.38%, 10/1/15, Pool #28032, ARM* ...  $     52
     949    6.50%, 4/1/16, Pool #344051 .........       959
   1,850    6.50%, 8/1/16, Pool #38038* .........     1,862
     510    6.25%, 3/1/17, Pool #47109, 1 Year
              CMT ARM* ..........................       513
     124    6.50%, 12/18/17, Series 98-17, Class
              TB ................................       127
     631    5.96%, 5/1/18, Pool #75505, ARM* ....       627
     207    6.30%, 6/1/18, Pool #70793, ARM* ....       204
   1,440    5.36%, 11/1/18, Pool #105527,
              ARM* ..............................     1,460
   4,451    6.51%, 11/1/18, Pool #313539* .......     4,458
      41    7.25%, 2/1/19, Pool #66224, ARM* ....        42
     100    8.75%, 11/25/19, Series 89-77, Class
              J, CMO ............................       108
      27    9.00%, 11/25/19, Series 89-89, Class
              H .................................        30
   1,103    6.30%, 1/1/20, Pool #90031, 1 Year
              CMT ARM* ..........................     1,099
     388    6.25%, 1/25/20, Series 93-102, Class
              G .................................       390
     390    6.47%, 5/1/20, Pool #96195* .........       387
   2,596    6.55%, 7/1/20, Pool #133558, 1 Year
              CMT ARM* ..........................     2,590
   5,000    6.00%, 9/25/20, Series 01-74, Class
              PA ................................     5,158
     869    6.57%, 12/1/20, Pool #116590, 1 Year
              CMT ARM* ..........................       869
   1,102    5.74%, 12/25/20, Series 90-145, Class
              A, CMO* ...........................     1,095
     734    6.53%, 4/1/21, Pool #70983, 1 Year
              CMT ARM* ..........................       735
     322    9.00%, 8/1/21, Pool #348983 .........       351
   3,326    8.00%, 10/25/21, Series 91-142, Class
              Pl ................................     3,552
     242    6.38%, 11/1/21, Pool #124510, 1 Year
              CMT ARM* ..........................       244
   4,490    6.55%, 12/25/21, Series 93-137, Class
              PH ................................     4,690
   2,105    8.00%, 7/25/22, Series G92-44, Class
              ZQ ................................     2,273
     168    7.25%, 8/1/22, Pool #234575 .........       175
     146    5.40%, 8/25/22, Series 92-154, Class
              SA, CMO, IO .......................        17
     305    7.25%, 9/1/22, Pool #209164 .........       319
     298    7.25%, 9/1/22, Pool #184013 .........       309
     240    7.25%, 9/1/22, Pool #198429 .........       249
      64    8.38%, 11/1/22, Pool #193013, 1 Year
              CMT ARM* ..........................        64
     150    6.50%, 1/25/23, Series 94-51, Class
              PH, CMO ...........................       157
     575    6.51%, 3/1/23, Pool #202670, 6 Month
              CD ARM* ...........................       568

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   176    3.38%, 5/25/23, Series 96-61, Class
              F* ................................  $    174
     246    7.50%, 6/1/23, Pool #50748 ..........       257
      61    0.00%, 6/25/23, Series 93-100, Class
              G .................................        61
     640    3.23%, 6/25/23, Series 93-102, Class
              F, CMO* ...........................       626
     195    6.50%, 7/25/23, Series 93-119, Class
              H* ................................       200
     342    10.00%, 9/25/23, Series 93-167, Class
              SC* ...............................       354
     370    7.47%, 11/1/23, Pool #241828,
              ARM* ..............................       370
      87    0.00%, 12/25/23, Series 97-3, Class
              E, PO .............................        87
     318    6.00%, 1/25/23, Series 94-51, Class
              PH* ...............................       323
     117    6.25%, 4/1/24, Pool #276617* ........       116
      49    8.50%, 7/1/24, Pool #342036 .........        53
     431    8.50%, 10/1/24, Pool #345876 ........       468
     390    7.50%, 11/1/24, Pool #331955 ........       407
   2,233    8.00%, 11/25/24, Series 95-4, Class
              PB ................................     2,377
     270    9.00%, 4/1/25, Pool #370122 .........       294
     135    7.75%, 7/1/25, Pool #326092, 1 Year
              CMT ARM* ..........................       136
     246    9.00%, 8/1/25, Pool #361354 .........       269
   1,037    7.03%, 6/1/26, Pool #313555* ........     1,048
     119    6.20%, 11/1/26, Pool #363030, 1 Year
              CMT ARM* ..........................       118
     179    6.45%, 12/1/26, Pool #368111* .......       179
   2,059    7.50%, 1/25/27, Series 00-45, Class
              AE* ...............................     2,058
   1,511    6.50%, 7/1/27, Pool #70179, 1 Year
              CMT ARM* ..........................     1,508
      48    6.68%, 7/1/27, Pool #123496, ARM* ...        48
     640    6.56%, 11/1/28, Pool #541969* .......       646
   4,298    7.17%, 12/1/28, Pool #535984* .......     4,386
   2,119    6.94%, 3/1/29, Pool #576757, 1 Year
              CMT ARM* ..........................     2,146
     428    6.25%, Pool #323798, 5/1/29, ARM* ...       436
     570    6.61%, 11/1/29, Pool #524833* .......       572
     327    31.50%, 12/25/29, Series 00-45, Class
              SC, IF* ...........................       337
     674    6.96%, 4/1/30, Pool #532523* ........       682
     268    6.01%, 7/1/30, Pool #546016* ........       268
     691    6.40%, 7/1/30, Pool #523628* ........       695
     949    5.38%, 8/1/30, Pool #561814* ........       962
   2,104    7.50%, 10/1/30, Pool # 567874 .......     2,178
   1,244    12.00%, 11/1/30, Pool # 570566* .....     1,445
   1,499    6.99%, 1/1/31, Pool #124945, 1 Year
              CMT ARM* ..........................     1,513
     916    5.38%, 2/1/31, Pool #581263* ........       929

                                       6
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,000    6.00%, 7/25/31, Series 01-33, Class
              ID, IO ............................  $  1,260
   1,937    5.37%, 8/1/31, Pool #607995, ARM* ...     1,964
   4,994    6.50%, 11/1/31, Pool #610671 ........     5,004
   2,416    6.11%, 3/1/38, Pool #545182 .........     2,461
                                                   --------
                                                     94,666
                                                   --------
Freddie Mac (15.4%):
     163    7.50%, 7/15/06, Series 1106, Class
              E .................................       164
     500    6.75%, 4/15/08, Series 1506, Class
              PH ................................       518
   4,000    6.50%, 5/15/08, Series 1513, Class
              AD, CMO ...........................     4,158
   3,615    2.94%, 8/15/08, Series 1575, Class
              F* ................................     3,677
   1,000    4.23%, 10/15/08, Series 1600, Class
              FB*, CMO ..........................     1,019
     230    9.00%, 12/15/08, Series 1625, Class
              SK, IF* ...........................       237
     322    9.00%, 12/15/08, Series 1625, Class
              SF* ...............................       331
   2,000    6.50%, 5/15/09, Series 1628, Class
              LC ................................     2,092
     855    7.50%, 8/1/09, Pool #G10740 .........       900
   1,109    8.00%, 12/1/09, Pool #G10314 ........     1,166
     859    8.00%, 1/1/10, Pool #G10307 .........       903
      27    8.00%, 1/1/10, Pool #G00355 .........        28
     107    8.00%, 4/1/10, Pool #E00371 .........       112
   2,750    7.50%, 9/1/10, Gold Pool #E62448 ....     2,894
     494    6.00%, 6/15/11, Series 2366, Class
              VG ................................       506
   1,125    6.00%, 9/15/11, Series 2120, Class
              PH ................................     1,159
     364    8.00%, 10/15/12, Series 2006, Class
              I, CMO ............................        62
   1,747    0.00%, 8/15/13, Series 2299, Class
              DP, PO ............................     1,606
   1,097    8.00%, 9/1/13, Pool #E81098 .........     1,153
   1,324    10.64%, 10/15/13, Series 1607, Class
              SA, IF* ...........................     1,461
   1,452    6.50%, 8/15/16, Series 2348, Class
              BA ................................     1,442
     348    6.78%, 3/1/18, Pool #775209, ARM* ...       353
   1,118    7.73%, 5/1/18, Pool #840160, 1 Year
              CMT ARM* ..........................     1,135
      79    7.13%, 6/1/18, Pool # 770223* .......        80
     448    6.74%, 8/1/18, Pool #775361, ARM* ...       454
     146    5.52%, 2/1/19, Pool #420108* ........       148
      10    6.91%, 2/1/19, Pool #755033* ........        10
   1,690    7.07%, 7/1/19, Pool #846489* ........     1,739
     576    7.73%, 8/1/19, Pool #645036* ........       587
      35    5.65%, 1/1/20, Pool #420166* ........        35
     240    7.05%, 1/1/21, Pool #775425, ARM* ...       244
   1,153    3.08%, 4/15/21, Series 1071, Class F,
              CMO* ..............................     1,171

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 7,880    3.50%, 11/15/21, Series 1584, Class
              HA ................................  $  7,799
     185    7.57%, 12/1/21, Pool #645083, 1 Year
              CMT ARM* ..........................       185
     153    7.85%, 12/20/21, Pool #2314478 ......       161
   1,000    7.50%, 5/15/22, Series 1464, Class
              H .................................     1,047
     573    7.09%, 6/1/22, Pool #846013* ........       579
   1,000    8.00%, 8/15/22, Series 1343, Class
              LA ................................     1,066
     500    3.09%, 9/15/22, Series 1370, Class
              JA* ...............................       472
     602    11.54%, 10/15/22, Series 1673, Class
              S, IF* ............................       612
     280    6.75%, 11/15/22, Series 1552, Class
              H .................................       285
   8,601    7.39%, 1/1/23, Pool #611203, 1 Year
              CMT ARM* ..........................     8,741
   1,296    8.19%, 2/1/23, Pool #845297* ........     1,316
   1,516    2.58%, 12/15/23, Series 1637, Class
              LG, CMO* ..........................     1,518
   3,173    6.10%, 3/15/24, Series 1710, Class
              Z .................................     3,243
     848    7.42%, 4/1/24, Pool #755288* ........       850
     570    9.00%, 2/1/25, Pool #C00387 .........       617
     294    7.84%, 6/1/25, Pool #846144, ARM* ...       298
   1,408    8.00%, 12/15/25, Series 2193, Class
              PS* ...............................       198
     880    6.80%, 6/1/26, Pool #785586, 1 Year
              CMT ARM* ..........................       883
     994    7.21%, 12/1/26, Pool #755248* .......     1,003
   1,684    7.41%, 1/1/27, Pool #611141* ........     1,704
     259    6.38%, 1/20/27, Pool #80030* ........       263
   2,423    6.87%, 8/1/27, Pool #788688* ........     2,442
   2,190    6.66%, 11/1/27, Pool #788665* .......     2,205
   2,004    8.00%, 11/1/27, Pool #421016 ........     2,127
     747    2.68%, 11/15/27, Series 2193, Class
              FB* ...............................       748
   3,688    7.25%, 12/1/07, Pool #846774* .......     3,726
     207    7.50%, 5/1/28, Pool #C35263 .........       216
   1,741    7.08%, 7/1/28, Pool #788664* ........     1,752
   1,352    8.50%, 7/1/28, Gold Pool #G00981 ....     1,455
     625    7.73%, 11/1/28, Pool #410885* .......       626
      68    7.77%, 11/1/29, Pool #410732* .......        68
     389    6.51%, 12/1/29, Pool #846716 ........       393
   1,579    7.41%, 1/1/30, Pool #645242* ........     1,619
   1,564    7.05%, 4/1/30, Pool #846812* ........     1,579
   6,383    6.99%, 7/1/30, Pool #611278* ........     6,449
     461    6.12%, 4/1/31, Pool #611203* ........       458
     244    0.00%, 5/15/31, Series 2318, PO .....       184
                                                   --------
                                                     90,431
                                                   --------
Government National Mortgage Assoc. (6.0%):
   1,503    6.75%, 8/20/17, Pool #8252* .........     1,543
     351    7.63%, 10/20/17, Pool #8276* ........       361

                                       7
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   142    6.38%, 2/20/18, Pool #8318* .........  $    144
      88    7.63%, 10/20/18, Pool #8416* ........        91
      81    6.38%, 3/20/19, Pool #8474, ARM* ....        82
     164    6.75%, 8/20/19, Pool #8537* .........       168
     563    6.75%, 9/20/19, Pool #8548* .........       577
     489    7.85%, 12/20/20, Pool #289712 .......       517
     292    7.85%, 12/20/20, Pool #289683 .......       309
   1,095    6.38%, 1/20/21, Pool #8738* .........     1,113
     116    7.85%, 1/20/21, Pool #289660 ........       122
     160    6.38%, 5/20/21, Pool #8786, ARM* ....       163
     409    6.38%, 5/20/21, Pool #8785* .........       420
     138    6.38%, 6/20/21, Pool #8796* .........       140
     336    6.75%, 8/20/21, Pool #8826 ..........       345
      80    7.85%, 8/20/21, Pool #310473 ........        84
     550    7.40%, 10/21/21, Pool #313393 .......       574
     607    7.40%, 10/20/21, Pool #289752 .......       632
     567    7.63%, 11/20/21, Pool #28871* .......       583
     102    6.38%, 1/20/22, Pool #8902, ARM* ....       104
     483    7.40%, 2/20/22, Pool #314483 ........       502
     264    7.40%, 3/20/22, Pool #314500 ........       275
      29    6.38%, 4/20/22, Pool #8960, ARM* ....        30
     301    6.38%, 5/20/22, Pool #8974 ..........       307
     335    6.75%, 8/20/22, Pool #8038* .........       344
     484    6.75%, 8/20/22, Pool #8041* .........       497
     347    7.25%, 8/20/22, Pool #334406 ........       359
     217    7.25%, 8/20/22, Pool #334396 ........       225
     455    6.75%, 9/20/22, Pool #8052* .........       467
     686    7.25%, 11/20/22, Pool #334422 .......       711
     286    7.25%, 3/20/23, Pool #362094 ........       296
     385    6.38%, 4/20/23, Pool #8052* .........       392
     461    6.75%, 9/20/23, Pool #8279* .........       472
     101    7.63%, 11/20/23, Pool #8324* ........       104
   2,099    6.38%, 1/20/24, Pool #8351* .........     2,129
   1,547    6.75%, 9/20/24, Pool #8502* .........     1,588
     620    9.00%, 11/15/24, Pool #780029 .......       679
   1,313    8.00%, 7/20/25, Pool #2036 ..........     1,384
     125    7.63%, 10/20/25, Pool #8722* ........       128
   1,126    7.63%, 12/20/25, Pool #8767* ........     1,158
     207    6.75%, 7/20/26, Pool #8913* .........       213
     131    6.75%, 7/20/26, Pool #28928* ........       135
   1,550    8.00%, 8/20/26, Pool #2270 ..........     1,631

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,363    7.63%, 10/20/26, Pool #80000* .......  $  1,401
   1,362    0.00%, 12/16/26, Series 99-15, Class
              PE, PO ............................     1,271
      80    6.38%, 2/20/27, Pool #80045* ........        81
   2,901    6.75%, 7/20/27, Pool #80094* ........     2,977
     422    6.75%, 8/20/27, Pool #80104, ARM* ...       434
     145    6.75%, 8/20/27, Pool #80106* ........       148
     202    6.75%, 9/27/27, Pool #80115* ........       208
     669    8.00%, 10/15/27, Pool #412336 .......       705
   1,025    7.13%, 11/20/27, Pool #80136 ........     1,054
   2,448    7.63%, 11/20/27, Pool #80134* .......     2,518
   1,536    6.38%, 5/20/28, Pool #80198* ........     1,563
     605    7.75%, 5/15/30, Pool #518077 ........       630
                                                   --------
                                                     35,088
                                                   --------
  Total U.S. Government Agency Mortgages           $220,185
                                                   --------
U.S. TREASURY OBLIGATIONS (6.7%):
U.S. Treasury Inflation Protected Bonds (1.6%):
   4,400    3.63%, 1/15/08 ......................     4,449
   2,178    3.88%, 1/15/09 ......................     2,229
   2,553    3.50%, 1/15/11 ......................     2,545
                                                   --------
                                                      9,223
                                                   --------
U.S. Treasury Notes (5.1%):
  21,500    4.63%, 2/28/03 ......................    22,098
   8,000    4.25%, 3/31/03 ......................     8,194
                                                   --------
                                                     30,292
                                                   --------
  Total U.S. Treasury Obligations                    39,515
                                                   --------
INVESTMENT COMPANIES (4.0%):
  23,515    One Group Prime Money Market Fund,
              Class I ...........................    23,515
                                                   --------
  Total Investment Companies                         23,515
                                                   --------
REPURCHASE AGREEMENT (3.6%):
 $20,901    State Street Bank and Trust, 1.62%,
              1/2/02 (proceeds at maturity
              $20,902) ..........................    20,901
                                                   --------
  Total Repurchase Agreement                         20,901
                                                   --------
Total (Cost $577,462)(a)                           $580,078
                                                   ========

------------
Percentages indicated are based on net assets of $587,854.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 5,556
                   Unrealized depreciation......................   (2,940)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 2,616
                                                                  =======

                                       8
Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

    Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (13.4%):
 $   113    Advanta Equipment Receivables, Series
              98-1, Class A4, 5.98%, 12/15/06 ...  $    113
     750    Advanta Mortgage Loan Trust, Series
              97-1, Class A6, 2.33%, 5/25/27* ...       749
     650    American Express Master Trust, Series
              97-1, Class B, 6.55%, 4/15/05 .....       668
     100    American Express Master Trust, Series
              00-5, Class A, 2.22%, 4/15/08* ....       100
      46    Americredit Automobile Receivables
              Trust, Series 00-C, Class A2,
              6.97%, 1/12/04 ....................        46
      98    Americredit Automobile Receivables
              Trust, Series 00-A, Class A-3,
              7.15%, 8/12/04 ....................       101
     410    Americredit Automobile Receivables
              Trust, Series 00-1, Class B, 7.16%,
              9/5/04 ............................       434
     925    Americredit Automobile Receivables
              Trust, Series 00-A, Class A4,
              7.29%, 12/12/06 ...................       983
   4,600    Americredit Automobile Receivables
              Trust, Series 01-D, Class A4,
              4.41%, 11/12/08 ...................     4,575
     500    Amresco Residential Securities
              Mortgage Loan, Series 98-1, Class
              A4, 6.55%, 6/25/26 ................       519
      45    AmSouth Auto Trust, Series 00-1,
              Class A, 6.70%, 2/17/03 ...........        45
     427    Arcadia Automobile Receivables Trust,
              Series 98-A, Class A4, 6.00%,
              11/17/03 ..........................       432
     800    Arcadia Automobile Receivables Trust,
              Series 99-B, Class A4, 6.51%,
              9/15/04 ...........................       823
   1,693    Arcadia Automobile Receivables Trust,
              Series 97-C, Class A5, 6.55%,
              6/15/05 ...........................     1,709
   1,000    Arcadia Automobile Receivables Trust,
              Series 98-B, Class A5, 6.06%,
              6/15/06 ...........................     1,026
     110    Associates Automobile Receivables
              Trust, Series 00-1, Class M, 7.51%,
              5/15/05 ...........................       116
     200    BankBoston Home Equity Loan Trust,
              Series 98-2, Class A5, 6.14%,
              2/25/19 ...........................       204
     985    Brazos Student Loan Finance Corp.,
              Series 94-A, Class C1, 3.87%,
              6/1/19* ...........................       988
     700    Capital One Master Trust, Series
              01-7A, Class A, 3.85%, 8/15/07 ....       694

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   335    Carco Auto Loan Master Trust, Series
              99-3, Class A, 2.20%, 7/15/04* ....  $    335
     423    Chase Credit Card Master Trust,
              Series 00-2, Class A, 2.18%,
              7/15/05* ..........................       423
      35    Chase Credit Card Master Trust,
              Series 99-3, Class A, 6.66%,
              1/15/07 ...........................        37
   1,000    Chase Loan Obligations USA Trust,
              Series 00-1A, Class A, 2.35%,
              2/15/06* (b) ......................     1,000
     325    Chase Manhattan Auto Owner Trust,
              Series 00-A, Class A4, 6.26%,
              6/15/07 ...........................       340
      93    Chevy Chase Auto Receivables Trust,
              Series 97-3, Class A, 6.20%,
              3/20/04 ...........................        93
     223    Chevy Chase Auto Receivables Trust,
              Series 98-2, Class A, 5.91%,
              12/15/04 ..........................       227
   5,000    CIT RV Trust, Series 98-A, Class B,
              6.29%, 1/15/17 ....................     5,199
      65    Citibank Credit Card Master Trust,
              Series 00-C1, Class C1, 7.45%,
              9/15/07 ...........................        69
     115    Citibank Credit Card Master Trust I,
              Series 98-9, Class B, 5.55%,
              1/9/06 ............................       119
   1,160    Citibank Credit Card Master Trust I,
              Series 99-1, Class B, 5.75%,
              2/15/06 ...........................     1,201
   7,830    Citibank Credit Card Master Trust I,
              Series 97-9, Class A, 0.00%,
              8/15/06, PO .......................     7,028
     170    Citibank Credit Card Master Trust I,
              Series 99-7, Class B, 6.90%,
              11/15/06 ..........................       180
      46    Citibank Credit Card Master Trust I,
              Series 99-5, Class B, 6.30%,
              5/15/08 ...........................        48
   1,053    CNH Equipment Trust, Series 00-A,
              Class A4, 7.34%, 2/15/07 ..........     1,113
     161    Consumer Portfolio Services, Series
              97-2, Class A, 6.65%, 10/15/02 ....       162
     150    Countrywide Asset Backed
              Certificates, Series 00-1, Class
              AF4, 8.14%, 12/25/27 ..............       161
     436    Countrywide Home Equity, Series 97-D,
              Class A, 2.28%, 12/15/23* .........       434
     880    Countrywide Home Loan, Series F,
              6.45%, 2/27/03 ....................       912
   1,272    Countrywide Home Loans, Series 99-2,
              Class A6, 6.25%, 4/25/14 ..........     1,311
     410    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03 ...............       415

                                       10
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   162    Daimler Benz Vehicle Trust, Series
              98-A, Class A4, 5.22%, 12/22/03 ...  $    163
     292    Daimler Chrysler Auto Trust, 6.82%,
              9/6/04 ............................       303
     250    Daimler Chrysler Auto Trust, 7.23%,
              1/6/05 ............................       263
   5,000    Dayton Hudson Credit Card Master
              Trust, Series 98-1A, 5.90%,
              5/26/06 ...........................     5,186
     300    Discover Card Master Trust I, Series
              99-2, Class A, 5.90%, 10/15/04 ....       303
     675    Discover Card Master Trust I, Series
              96-2, Class A, 2.30%, 7/18/05* ....       676
   1,000    Discover Card Master Trust I, Series
              98-6, Class B, 6.05%, 1/17/06 .....     1,038
   1,000    Discover Card Master Trust I, Series
              93-3, Class A, 6.20%, 5/16/06 .....     1,047
     355    Discover Card Master Trust I, Series
              99-5, Class A, 2.26%, 12/18/06* ...       356
     207    Discover Card Master Trust I, Series
              00-1, Class A, 2.25%, 8/16/07* ....       208
     333    EQCC Home Equity Loan Trust, Series
              99-3, Class A2F, 6.89%, 7/25/13 ...       337
     150    EQCC Home Equity Loan Trust, Series
              96-4, Class A7, 7.14%, 6/15/23 ....       157
     750    First NBC Credit Card Master Trust,
              Series 97-1, Class A, 6.15%,
              9/15/04 ...........................       768
      76    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04 ...........................        76
     100    Ford Credit Auto Owner Trust, Series
              99-A, Class B, 5.79%, 6/16/03 .....       101
     100    Ford Credit Auto Owner Trust, Series
              99-D, Class B, 6.87%, 1/15/04 .....       104
     450    Ford Credit Auto Owner Trust, Series
              00-A, Class A5, 7.19%, 3/15/04 ....       473
   1,000    Ford Credit Auto Owner Trust, Series
              00-E, Class A4, 6.74%, 6/15/04 ....     1,034
     560    Ford Credit Auto Owner Trust, Series
              00-E, Class B, 6.99%, 2/15/05 .....       591
     720    Ford Credit Auto Owner Trust, Series
              00-G, Class B, 6.92%, 4/15/05 .....       761
     900    Ford Credit Auto Owner Trust, Series
              01-B, Class B, 5.71%, 9/15/05 .....       925
      61    GE Capital Mortgage Services, Inc.,
              Series 99-HE1, Class A3, 6.04%,
              6/25/20 ...........................        61

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   433    GE Capital Mortgage Services, Inc.,
              Series 96-HE1, Class A4, 7.30%,
              2/25/25 ...........................  $    443
      46    Green Tree Recreational, Equipment &
              Consumer Trust, Series 97-C, Class
              A1, 6.49%, 2/15/18 ................        48
      24    Green Tree Recreational, Equipment
              and Consulting, Series 97-A, Class
              A1B, 2.05%, 4/15/18* ..............        24
     392    Green Tree Recreational, Equipment
              and Consumer Trust, Series 98-A,
              Class A1C, 6.18%, 6/15/19 .........       405
     200    Heller Equipment Trust, Series 99-2,
              Class A4, 6.79%, 3/14/07 ..........       199
   1,060    Honda Auto Receivables Owner Trust,
              Series 00-1, Class A3, 6.62%,
              7/15/04 ...........................     1,093
     178    Household Automotive Trust, Series
              99-1, Class A3, 6.33%, 6/17/03 ....       180
   1,000    Household Automotive Trust, Series
              00-1, Class A4, 7.48%, 12/18/06 ...     1,065
     890    Housing Securities, Inc., Series
              94-2, Class A1, 6.50%, 7/25/09 ....       920
   2,447    JP Morgan Commercial Mortgage
              Financial Corp., Series 98-C6,
              Class A1, 6.37%, 1/15/30 ..........     2,536
     310    MBNA Master Credit Card Trust, Series
              98-A, Class A, 2.19% 8/15/05* .....       310
     500    MBNA Master Credit Card Trust, Series
              96-E, Class B, 2.39%, 10/15/05* ...       501
   1,234    MBNA Master Credit Card Trust, Series
              99-H, Class A, 2.64%, 9/15/06* ....     1,239
     150    MBNA Master Credit Card Trust, Series
              99-M, Class A, 6.60%, 4/16/07 .....       159
   6,500    Metris Master Trust, Series 97-1,
              Class B, 7.11%, 10/20/05 ..........     6,582
     215    Navistar Financial Corp., Series
              00-A, Class A4, 7.34%, 1/15/07 ....       228
      91    Newcourt Equipment Trust Securities,
              Series 98-2, Class A4, 5.45%,
              10/15/03 ..........................        92
     247    Nissan Auto Receivables Owner Trust,
              Series 00-C, Class A2, 6.71%,
              3/17/03 ...........................       248
     300    Nissan Auto Receivables Owner Trust,
              Series 00-A, Class A3, 7.01%,
              9/15/03 ...........................       306
     780    Nissan Auto Receivables Owner Trust,
              Series 00-B, Class A3, 7.25%,
              4/15/04 ...........................       805

                                       11
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $    81    Onyx Acceptance Auto Trust, Series
              99-A, Class A2, 5.83%, 3/15/04 ....  $     82
     390    Onyx Acceptance Auto Trust, Series
              00-B, Class A3, 7.29%, 8/15/04 ....       400
     899    Onyx Acceptance Grantor Trust, Series
              98-B, Class A2, 5.85%, 7/15/03 ....       909
   3,000    Onyx Acceptance Grantor Trust, Series
              00-B, Class A4, 7.38%, 8/15/05 ....     3,189
     400    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%, 1/25/07 ....       425
     110    PNC Student Loan Trust I, Series
              97-2, Class A6, 6.57%, 1/25/04 ....       114
     200    Premier Auto Trust, Series 98-2,
              Class B, 6.06%, 7/6/04 ............       201
     730    Premier Auto Trust, Series 98-3,
              Class B, 6.14%, 9/8/04 ............       738
   1,700    Prime Credit Card Master Trust,
              Series 00-E, Class A4, 6.70%,
              10/15/09 ..........................     1,797
   7,000    Proffitt's Credit Card Master Trust,
              Series 97-2, Class B, 6.69%,
              12/15/05 ..........................     7,209
     350    Residential Asset Securities Corp.,
              Series 00-KS1, Class AI3, 7.74%,
              10/25/25 ..........................       364
     198    Residential Asset Securities Corp.,
              Series 00-KS2, Class AI4, 7.90%,
              10/25/28 ..........................       211
   3,000    Residential Asset Securities Corp.,
              Series 00-KS4, Class AI4, 7.59%,
              12/25/28 ..........................     3,175
     259    Residential Funding Mortgage
              Securities Trust I, Series 98-S10,
              Class A5, 6.75%, 4/25/28 ..........       263
     168    Residential Funding Mortgage
              Securities Trust I, Series 98-S10,
              Class A1, 6.75%, 4/25/28 ..........       172
   1,316    Ryder Vehicle Lease, Series 98-A,
              Class A, 6.10%, 9/15/08 (b) .......     1,340
     550    Saxon Asset Securities Trust, Series
              00-1, Class AF3, 7.76%,
              10/25/20 ..........................       575
     250    Sears Credit Account Master Trust,
              Series 96-1, Class A, 6.20%,
              2/16/06 ...........................       251
     833    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06 ..........................       849
     390    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08 ............................       421
     601    Sterling Automobile Loan
              Securitization, Series 00-1, Class
              A, 6.61%, 2/15/08 (b) .............       624

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   176    Structured Mortgage Asset Residential
              Trust, Series 93-2A, Class AE,
              7.60%, 3/25/09 ....................  $    183
   2,000    Textron Financial Corp., Receivables
              Trust, Series 00-C, Class A2,
              6.40%, 6/15/11 (b) ................     2,081
     100    The Money Store Home Equity Trust,
              Series 98-B, Class AF5, 6.23%,
              9/15/23 ...........................       102
     417    Toyota Auto Receivables Owner Trust,
              Series 99-A, Class A3, 6.15%,
              8/16/04 ...........................       422
     110    Union Acceptance Corp., Series 97-B,
              Class A2, 6.70%, 6/8/03 ...........       110
     360    USAA Auto Owner Trust, Series 00-1,
              Class A3, 6.95%, 6/15/04 ..........       370
     205    Vanderbilt Mortgage Finance, Series
              96-A, Class A5, 7.43%, 4/7/26 .....       219
     416    Westo Financial Owner Trust, Series
              00-A, Class A3, 7.22%, 9/20/07 ....       429
     130    Westo Financial Owner Trust, Series
              00-B, Class A3, 7.75%, 11/20/04 ...       135
     210    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03 ....       210
     475    WFS Financial Owner Trust, Series
              99-B, Class A4, 6.42%, 7/20/04 ....       491
     600    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%, 7/20/05 ....       622
     700    WFS Financial Owner Trust, Series
              98-B, Class CTFS, 6.10%,
              10/20/05 ..........................       716
     500    WFS Financial Owner Trust, Series
              00-A, Class A4, 7.41%, 9/20/07 ....       531
                                                   --------
  Total Asset Backed Securities                      97,376
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%):
      60    Asset Securitization Corp., Series
              96-D3, Class A1-A, 7.01%,
              10/13/26 ..........................        61
     182    BA Mortgage Securities, Inc., Series
              00-2, Class A10, 7.75%, 4/25/30 ...       184
   3,000    Bank of America Mortgage Securities,
              Series 01-1, Class A24, 6.63%,
              2/25/31 ...........................     3,089
     241    Chase Mortgage Finance Corp., Series
              99-S9, Class A3, 6.25%, 7/25/14 ...       241
     903    Chase Mortgage Finance Corp., Series
              98-S8, Class A2, 6.00%, 1/25/29 ...       921
   1,677    Chemical Mortgage Securites, Inc.,
              Series 96-1, Class A9, 7.25%,
              1/25/26 ...........................     1,737

                                       12
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   994    Chemical Mortgage Securities, Inc.,
              Series 94-2, Class A2, 6.50%,
              2/25/24 ...........................  $  1,007
   1,047    Citicorp Mortgage Securities, Inc.,
              Series 94-2, Class A4, 6.00%,
              1/25/09 ...........................     1,052
   1,055    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A8, 5.75%,
              6/25/09 ...........................     1,074
     131    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A3, 5.75%,
              6/25/09 ...........................       132
   1,280    Citicorp Mortgage Securities, Inc.,
              Series 94-3, Class A4, 6.50%,
              2/25/24 ...........................     1,301
     431    Citicorp Mortgage Securities, Inc.,
              Series 99-3, Class A4, 6.50%,
              5/25/29 ...........................       438
     121    CMC Securities Corp. III, Series
              94-B, Class A5, 6.00%, 2/25/09 ....       123
   3,604    CMC Securities Corp. III, Series
              94-D, Class M, 6.00%, 3/25/24 .....     3,567
     350    CMC Securities Corp. III, Series
              98-2, Class A4, 5.85%, 11/25/28 ...       357
     506    CMC Securities Corp. III, Series
              98-2, Class A16, 7.00%,
              11/25/28 ..........................       519
      88    Collateralized Mortgage Securities
              Corp., Series 88-2, Class B, 8.80%,
              4/20/19 ...........................        91
     269    Countrywide Funding Corp., Series
              94-10, Class A7, 6.00%, 5/25/09 ...       278
     147    Countrywide Funding Corp., Series
              93-12, Class A8, 9.00%, 2/25/24 ...       154
     460    Countrywide Home Loans, Series 00-5,
              Class 2A2, 7.75%, 1/25/23 .........       467
     214    Countrywide Home Loans, Series 98-18,
              Class 2A1, 6.75%, 11/25/28 ........       220
     681    Countrywide Mortgage Backed
              Securities, Inc., Series 93-B,
              Class A2, 6.75%, 11/25/23 .........       707
     500    CS First Boston Mortgage Securities
              Corp., Series 98-FL2, Class AD,
              3.30%, 8/15/13* (b) ...............       500
     100    First Boston Mortgage Securities
              Corp, Series 93-5, Class A11,
              7.30%, 7/25/23 ....................       103
   1,000    GE Capital Mortgage Services, Inc.,
              Series 94-15, Class A5, 6.00%,
              4/25/09 ...........................     1,027
     133    GE Capital Mortgage Services, Inc.,
              Series 97-13, Class A1, 6.75%,
              12/25/12 ..........................       135
      62    GE Capital Mortgage Services, Inc.,
              Series 94-16, Class A6, 6.50%,
              8/25/24 ...........................        62

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   485    GE Capital Mortgage Services, Inc.,
              Series 98-6, Class 2A2, 6.75%,
              3/25/28 ...........................  $    489
   1,350    GE Capital Mortgage Services, Inc.,
              Series 99-15, Class A22, 6.75%,
              8/25/29 ...........................     1,386
     167    Kidder Peabody Acceptance Corp.,
              Series 93-1, Class A3, 6.50%,
              8/25/23 ...........................       169
     196    Kidder Peabody Mortgage Asset Trust,
              Series A, Class A1, 6.50%,
              2/22/17 ...........................       196
      98    Merrill Lynch Trust, Series 44, Class
              G, 9.00%, 8/20/20 .................       106
      22    Morgan Stanley Mortgage Trust, Series
              38, Class 4, 0.00%, 11/20/21, PO ..        18
   1,362    Nomura Mortgage Capital Corp., Series
              90-1, Class H, 7.00%, 6/17/20 .....     1,385
      96    Norwest Asset Securities Corp, Series
              99-15, Class A1, 6.25%, 6/25/14 ...        99
     603    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 ..........................       614
   1,895    Norwest Asset Securities Corp.,
              Series 98-25, Class A5, 6.00%,
              12/25/28 ..........................     1,909
     491    Norwest Asset Securities Corp.,
              Series 98-30, Class A6, 6.25%,
              12/25/28, IO ......................         6
     465    Norwest Asset Securities Corp.,
              Series 98-34, Class A3, 6.35%,
              1/25/29 ...........................       474
     587    Norwest Asset Securities Corp.,
              Series 99-1, Class A4, 6.10%,
              2/25/29 ...........................       593
     150    Norwest Asset Securities Corp.,
              Series 99-25, Class A1, 6.50%,
              10/25/29 ..........................       153
      43    Paine Webber CMO Trust, Series J,
              Class 3, 8.80%, 5/1/18 ............        46
     140    Paine Webber CMO Trust, Series L,
              Class 4, 8.95%, 7/1/18 ............       150
     502    Paine Webber Mortgage Acceptance
              Corp., Series 93-9, Class A4,
              7.00%, 10/25/23 ...................       518
     287    PNC Mortgage Securities Corp., Series
              95-2, Class A4, 6.75%, 6/25/16 ....       293
     595    PNC Mortgage Securities Corp., Series
              98-10, Class 1A17, 6.50%,
              12/25/28 ..........................       609

                                       13
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $    66    PNC Mortgage Securities Corp., Series
              98-12, Class 4A4, 6.50%, 1/25/29 ..  $     68
     117    Prudential Home Mortgage Securities,
              Series 92-38, Class A6, 7.00%,
              11/25/22 ..........................       117
   1,424    Prudential Home Mortgage Securities,
              Series 93-54, Class A18, 5.75%,
              1/25/24, IF* ......................     1,424
   1,185    Prudential Home Mortgage Securities,
              Series 93-54, Class A13, 7.40%,
              1/25/24 ...........................     1,222
   1,131    Prudential Home Mortgage Securities,
              Series 94-3, Class A10, 6.50%,
              2/25/24 ...........................     1,150
      88    Residential Accredit Loans, Inc.,
              Series 98-QS1, Class A2, 7.00%,
              1/25/28 ...........................        88
      68    Residential Asset Securitization
              Trust, Series 98-A8, Class A10,
              6.75%, 8/25/28 ....................        68
     119    Residential Funding Corp., Series
              93-S20, Class A14, 11.95%,
              6/25/08* ..........................       136
     300    Residential Funding Mortgage
              Securities, Series 93-S25, Class
              A3, 6.50%, 7/25/08 ................       310
      36    Residential Funding Mortgage
              Securities, Series 94-S8, Class A3,
              6.00%, 3/25/09 ....................        36
   1,000    Residential Funding Mortgage
              Securities, Series 01-HS1, Class
              A3, 5.94%, 1/25/16 ................     1,032
     768    Residential Funding Mortgage
              Securities I, Series 93-S48, Class
              A3, 6.50%, 12/25/08 ...............       785
     679    Residential Funding Mortgage
              Securities I, Series 96-S21, Class
              M1, 7.50%, 10/25/11 ...............       706
     875    Residential Funding Mortgage
              Securities I, Series 93-S45, Class
              A14, 6.50%, 12/25/23 ..............       890
      45    Residential Funding Mortgage
              Securities Trust I, Series 93-S25,
              Class A5, 15.54%, 7/25/08 .........        49
     451    Residential Funding Mortgage
              Securities Trust I, Series 99-S8,
              Class A3, 6.25%, 3/25/14 ..........       459
     508    Residential Funding Mortgage
              Securities Trust I, Series 98-S17,
              Class A8, 6.75%, 8/25/28 ..........       517

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   100    Residential Funding Mortgage
              Securities Trust I, Series 99-S7,
              Class A11, 6.50%, 3/25/29 .........  $    102
     130    Residential Funding Mortgage
              Securities Trust II, Series 97-HS5,
              Class M1, 7.01%, 5/25/27 ..........       130
   3,161    Salomon Brothers Mortgage Securities,
              Series 94-15, Class A4, 6.50%,
              11/25/24 ..........................     3,230
     562    Salomon Brothers Mortgage Securities
              Trust VII, Series 00-UP1, Class A2,
              8.00%, 9/25/30 ....................       587
      60    Saxon Mortgage Securities Corp.,
              Series 94-2, Class A6, 6.50%,
              2/25/24 ...........................        60
     760    United States Department of Veterans
              Affairs, Series 92-2, Class G,
              7.25%, 2/15/19 ....................       809
                                                   --------
  Total Collateralized Mortgage Obligations          42,735
                                                   --------
CORPORATE BONDS (20.2%):
Airlines (0.6%):
   2,500    Southwest Airlines Co., 5.10%,
              5/1/06 ............................     2,502
   2,000    United Airlines, Inc., 6.20%,
              9/1/08 ............................     1,703
                                                   --------
                                                      4,205
                                                   --------
Automotive (0.4%):
   2,500    Hertz Corp., 6.30%, 11/15/06 ........     2,554
                                                   --------
Banking, Finance & Insurance (11.7%):
   1,160    African Development Bank, 9.75%,
              12/15/03 ..........................     1,285
     500    Aristar, Inc. (Washington Mutual
              Financial), 5.85%, 1/27/04 ........       515
     300    Associates Corp., 7.48%, 7/27/02 ....       309
   1,000    Associates Corp., Series H, 6.38%,
              3/11/03 ...........................     1,038
   1,800    Associates Corp., 5.75%, 11/1/03 ....     1,877
     500    Associates Corp., Series MTNG, 7.70%,
              6/10/04 ...........................       539
     690    Associates First Capital Corp.,
              7.75%, 2/15/05 ....................       751
   5,000    Bear Stearns, 6.13%, 2/1/03 .........     5,165
   2,250    Beneficial Corp., Series E, 6.38%,
              7/18/03 ...........................     2,328
   2,450    Beneficial Corp., 6.80%, 9/16/03 ....     2,558
   3,000    Beneficial Corp., Series I, 6.45%,
              10/12/04 ..........................     3,120

                                       14
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   400    Boeing Capital Corp., 6.44%,
              12/20/04 ..........................  $    421
     950    Capital One Bank, 6.375%, 2/15/03 ...       974
   1,000    Capital One Bank, Series BKNT, 6.50%,
              7/30/04 ...........................     1,008
   2,000    CIT Group, Inc., 5.91%, 11/10/03 ....     2,071
   1,500    CIT Group, Inc., Series B, 6.88%,
              2/16/05 ...........................     1,592
   3,000    Citicorp, 8.00%, 2/1/03 .............     3,167
     108    Dominion Resources, Inc., 6.00%,
              1/31/03 ...........................       111
   1,775    First Hawaiian (Bankwest Corp.),
              Series A, 6.93%, 12/1/03 (b) ......     1,859
     250    First Union Corp., 6.95%, 11/1/04 ...       268
     219    Ford Motor Credit Co., 8.00%,
              6/15/02 ...........................       224
   1,750    Ford Motor Credit Co., 6.75%,
              5/12/03 ...........................     1,797
   1,500    Ford Motor Credit Co., 7.50%,
              6/15/03 ...........................     1,559
   1,000    Ford Motor Credit Co., 6.63%,
              6/30/03 ...........................     1,028
   1,650    Ford Motor Credit Co., 7.75%,
              3/15/05 ...........................     1,721
     100    Ford Motor Credit Co., 6.23%,
              5/11/05 ...........................       100
     334    GMAC, 7.48%, 2/28/03 ................       347
  10,100    GMAC, 5.80%, 3/12/03 ................    10,304
     500    GMAC, 6.38%, 1/30/04 ................       515
   1,000    Goldman Sachs Group LP, 6.60%,
              7/15/02 (b) .......................     1,021
   3,000    Goldman Sachs Group LP, 6.25%, 2/1/03
              (b) ...............................     3,097
     110    Goldman Sachs Group LP, 7.13%, 3/1/03
              (b) ...............................       114
   5,115    Goldman Sachs Group LP, 6.65%, 8/1/03
              (b) ...............................     5,321
   1,000    Household Bank, 6.50%, 7/15/03 ......     1,048
     500    Household Finance Corp., 6.88%,
              3/1/03 ............................       523
   1,975    Household Finance Corp., 7.25%,
              5/15/06 ...........................     2,085
   2,000    Household Netherlands, 6.20%,
              12/1/03 ...........................     2,077
   1,000    Huntington Bancshares, Inc., 7.88%,
              11/15/02 ..........................     1,040
   5,000    Huntington National Bank, 6.75%,
              6/15/03 ...........................     5,231
   1,000    Mallinckrodt, Inc. (Imcera Group),
              6.00%, 10/15/03 ...................     1,041
   1,380    Marshall & Ilsley Corp., 5.75%,
              9/1/06 ............................     1,406
   2,000    Merrill Lynch & Co., Series B, 7.01%,
              4/10/06 ...........................     2,138
   1,000    Nisource Finance Corp., 5.75%,
              4/15/03 ...........................     1,007
     265    Norwest Financial, Inc., 7.88%,
              2/15/02 ...........................       267

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 2,000    Protective Life US Funding, 5.88%,
              8/15/06 (b) .......................  $  2,033
     500    Textron Financial Corp., 5.95%,
              3/15/04 ...........................       512
   5,000    Visa International, 6.72%, 2/4/02
              (b) ...............................     5,015
   1,140    Wachovia Corp., 4.95%, 11/1/06 ......     1,120
                                                   --------
                                                     84,647
                                                   --------
Industrial Goods & Services (4.2%):
   5,000    Avon Products, Inc., 6.25%, 5/1/03
              (b) ...............................     5,243
   5,000    Carpenter Technology, 6.28%,
              4/7/03 ............................     5,124
   1,100    Case Corp., Series B, 6.25%,
              12/1/03 ...........................     1,025
   1,000    Compaq Computer, Series MTN, 6.20%,
              5/15/03 ...........................     1,014
   6,740    Diageo, 0.00%, 1/6/04 ...............     6,175
   1,000    Enron Corp., 7.88%, 6/15/03 (c) .....       200
     500    International Paper Co., 8.00%,
              7/8/03 ............................       527
   1,050    Royal Caribbean Cruises, 7.13%,
              9/18/02 ...........................     1,036
   5,000    Scana Corp., 6.25%, 7/8/03 ..........     5,154
      90    Textron, Inc., 6.75%, 9/15/02 .......        92
   1,000    Time Warner, Inc., 7.97%, 8/15/04 ...     1,088
     200    Union Carbide, 6.75%, 4/1/03 ........       208
   3,700    WAL-MART Canada, 5.58%, 5/1/06
              (b) ...............................     3,828
                                                   --------
                                                     30,714
                                                   --------
Oil & Gas Exploration Production & Services (1.1%):
   5,000    Amerada Hess Corp., 5.30%,
              8/15/04 ...........................     5,116
     670    Anadarko Petroleum Corp., 6.75%,
              3/15/03 ...........................       699
     310    Occidental Petroleum, 6.75%,
              11/15/02 ..........................       318
     345    Phillips Petroleum, 6.65%, 3/1/03 ...       358
   1,185    Union Oil Co. of California, 9.25%,
              2/1/03 ............................     1,254
     150    Westvaco Corp., 9.65%, 3/1/02 .......       152
                                                   --------
                                                      7,897
                                                   --------
Telecommunications (1.3%):
     785    Bellsouth Telecommunications, 5.00%,
              10/15/06 ..........................       780
   1,000    GTE Hawaiian Telephone, Series A,
              7.00%, 2/1/06 .....................     1,042
     500    Qwest Capital Funding Corp., 7.00%,
              8/3/09 (b) ........................       486
   1,625    Sprint Capital Corp, 7.63%,
              6/10/02 ...........................     1,660
   1,357    Sprint Corp., 8.13%, 7/15/02 ........     1,393

                                       15
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $   175    U.S. West Communications Group,
              6.63%, 9/15/05 ....................  $    173
     750    U.S. West Communications, Inc.,
              6.13%, 7/15/02 ....................       760
     375    U.S. West Communications, Inc.,
              6.38%, 10/15/02 ...................       380
     100    WorldCom, Inc., 7.38%, 1/15/03
              (b) ...............................       104
   1,856    WorldCom, Inc., 7.88%, 5/15/03 ......     1,942
   1,000    WorldCom, Inc., 7.38%, 1/15/06
              (b) ...............................     1,037
                                                   --------
                                                      9,757
                                                   --------
Utilities (0.3%):
   2,400    National Rural Utilities, 5.25%,
              7/15/02 ...........................     2,444
                                                   --------
Yankee & Eurodollar (0.6%):
   1,350    Bombardier Capital, Inc., 6.00%,
              1/15/02 (b) .......................     1,351
     700    Bombardier Capital, Inc., 7.30%,
              12/15/02 (b) ......................       727
   2,500    Mobil Oil Canada, 5.00%, 12/21/04 ...     2,546
                                                   --------
                                                      4,624
                                                   --------
  Total Corporate Bonds                             146,842
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (36.8%):
Fannie Mae (16.8%):
       0    6.00%, 1/25/02, Series 94-23, Class
              PJ ................................         0
       8    7.00%, 1/25/02, Series 94-67, Class
              L .................................         8
     100    7.55%, 4/22/02 ......................       102
      89    7.50%, 5/1/02, Pool #250299 .........        90
      89    7.50%, 8/1/02, Pool #250315 .........        91
      48    6.50%, 9/25/02, Series 93-137, Class
              C .................................        48
     100    5.91%, 8/25/03, Series 03, Class
              M .................................       105
     250    5.33%, 10/20/03, Series B ...........       258
     330    5.27%, 11/13/03, Series B ...........       341
     238    6.00%, 11/25/03, Series 93-188, Class
              LA ................................       244
     635    5.30%, 12/22/03, Series MTN1 ........       658
     153    6.00%, 1/1/04, Pool #268603 .........       156
     400    6.25%, 7/25/04, Series 93-50, Class
              D .................................       411
   7,986    7.00%, 7/17/05, Series 97-26, Class
              GD ................................     8,272
      48    9.00%, 9/1/05, Pool #50340 ..........        51
   2,000    7.00%, 9/25/05, Series 93-37, Class
              C .................................     2,074
  11,539    6.60%, 10/18/05, Series 97-26, Class
              B .................................    11,946
      34    9.00%, 11/1/05, Pool #50361 .........        36
      75    8.50%, 4/1/06, Pool #116875 .........        80
      26    6.50%, 4/25/06, Series 93-10, Class
              PG ................................        26
     500    5.95%, 6/25/06, Series 93-204, Class
              VD ................................       519

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   907    8.00%, 7/25/06, Series 91-72, Class
              G .................................  $    946
     625    8.00%, 8/25/06, Series 91-157, Class
              H .................................       630
  13,314    7.42%, 9/1/06, Pool #73618 ..........    14,460
     129    8.00%, 10/25/06, Series 91-149, Class
              G .................................       132
     270    6.50%, 12/25/06, Series 93-107, Class
              D .................................       271
     574    7.50%, 3/25/07, Series 92-18, Class
              HC ................................       606
      21    6.25%, 4/25/07, Series 93-93, Class
              E .................................        21
     151    8.00%, 7/1/07, Pool #164123 .........       159
     105    8.00%, 9/1/07, Pool #175626 .........       111
     134    0.00%, 10/25/07, Series 95-23, Class
              OB, PO ............................       117
     237    5.75%, 12/25/07, Series 93-229, Class
              PE ................................       239
   1,325    6.50%, 12/25/07, Series 93-10, Class
              PH ................................     1,373
     364    7.50%, 3/1/08, Pool #207194 .........       383
     182    6.50%, 4/25/08, Series 93-52, Class
              L .................................       189
     225    8.00%, 6/25/08, Series 92-7, Class
              E .................................       230
     400    6.25%, 7/25/08, Series 93-170, Series
              K .................................       416
     750    6.00%, 8/25/08, Series 93-191, Class
              B .................................       763
     345    6.50%, 8/25/08, Series 93-134, Class
              H .................................       355
     410    4.53%, 10/25/08, Series 93-196, Class
              FA* ...............................       413
   5,757    6.00%, 10/25/08, Series 93-188, Class
              QZ ................................     5,930
     301    6.50%, 10/25/08, Series 93-192, Class
              KB ................................       307
   1,500    6.50%, 10/25/08, Series 95-13, Class
              K .................................     1,553
     150    7.29%, 10/25/08, Series 93-192, Class
              SC, IF* ...........................       155
      69    11.61%, 11/25/08, Series 93-211,
              Class SA, IF* .....................        70
     500    5.66%, 12/17/08, Series B ...........       498
      54    11.53%, 12/25/08, Series 93-231,
              Class SB, IF* .....................        56
      46    12.15%, 12/25/08, Series 93-233,
              Class SC* .........................        48
     460    6.25%, 1/25/09, Series 94-12, Class
              C .................................       480
     290    6.50%, 1/25/09, Series 94-7, Class
              PG ................................       301
     176    4.00%, 2/25/09, Series 97-67, Class
              GA ................................       169
     419    5.85%, 2/25/09, Series B ............       420
     350    6.50%, 2/25/09, Series 94-20, Class
              Z .................................       360
   1,000    6.00%, 3/25/09, Series 94-33, Class
              H .................................     1,037
   1,011    6.50%, 3/25/09, Series 94-32, Class
              Z .................................     1,040
     155    6.00%, 5/1/09, Series B, Class 1 ....       159
      62    8.00%, 8/1/09, Pool #250104 .........        66
     117    7.50%, 8/15/09, Pool #100286 ........       122
     341    6.20%, 8/18/09, Series 97-42, Class
              PD ................................       345
     130    6.00%, 9/1/09, Pool #303032 .........       132

                                       16
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   294    9.50%, 12/1/09, Pool #426815 ........  $    312
      81    7.50%, 2/1/10, Pool #330136 .........        85
   2,455    7.00%, 6/1/10, Pool #315928 .........     2,556
   2,345    6.50%, 9/1/10, Pool #325479 .........     2,413
   1,797    6.50%, 10/1/10, Pool #250377 ........     1,849
   1,014    7.00%, 11/1/10, Pool #250387 ........     1,055
   1,241    7.50%, 2/1/11, Pool #303755 .........     1,305
     241    7.50%, 5/1/11, Pool #313001 .........       253
     157    10.00%, 12/25/11, Series 94-1, Class
              J .................................       159
     289    9.00%, 3/1/12, Pool #457218 .........       306
      14    6.00%, 4/25/12, Series 99-19, Class
              UD ................................        14
      91    6.50%, 7/18/12, Series 97-46, Class
              PN ................................        94
     438    7.00%, 7/25/12, Series 93-140, Class
              L .................................       447
      65    6.05%, 11/25/12, Series 93-225, Class
              VE ................................        66
     400    6.50%, 3/25/13, Series 93-140, Class
              H .................................       419
   4,231    6.50%, 4/1/13, Pool #425396 .........     4,360
     115    6.50%, 4/25/13, Series 99-19, Class
              TD ................................       120
   5,000    6.50%, 6/25/13, Series 94-1, Class
              K .................................     5,216
   1,195    6.50%, 9/1/13, Pool #251982 .........     1,222
     340    7.00%, 12/1/13, Pool #263366 ........       351
     468    8.00%, 7/1/14, Pool #250109 .........       495
     380    19.34%, 8/25/14, Series 99-40, Class
              C, IF* ............................       386
   1,251    6.00%, 10/25/15, Series 01-7, Class
              PQ ................................     1,282
     490    8.00%, 11/1/15, Pool #250457 ........       517
     117    6.00%, 8/18/16, Series 98-48, Class
              PA ................................       118
     348    6.63%, 11/1/16, Pool #51729* ........       358
     109    8.00%, 12/25/16, Series G-22, Class
              ZT ................................       117
     132    6.06%, 8/1/17, Pool #105093* ........       131
     803    6.50%, 12/18/17, Series 98-17, Class
              TB ................................       816
     148    9.25%, 4/25/18, Series 88-7, Class
              Z .................................       162
     239    9.30%, 5/25/18, Series 88-13, Class
              C .................................       259
     205    9.00%, 6/25/18, Series 88-15, Class
              A .................................       221
     263    9.50%, 6/25/18, Series 88-16, Class
              B .................................       290
     257    6.16%, 1/1/19, Pool #70226* .........       262
     135    8.80%, 1/25/19, Series 89-2, Class
              D .................................       147
     538    6.56%, 3/1/19, Pool #116612* ........       539
     813    6.25%, 5/25/19, Series G93-33, Class
              G .................................       828
     519    6.90%, 6/25/19, Series 89-27, Class
              Y .................................       543
     119    7.78%, 8/1/19, Pool #111366* ........       121
     158    8.40%, 8/25/19, Series 89-54, Class
              E .................................       168

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   124    7.00%, 9/25/19, Series 89-66, Class
              J .................................  $    128
     119    8.00%, 10/25/19, Series 89-70, Class
              G .................................       126
     339    9.00%, 11/25/19, Series 89-89, Class
              H .................................       372
     330    8.50%, 1/25/20, Series 90-97, Class
              B .................................       356
     315    6.50%, 2/25/20, Series 94-36, Class
              GA ................................       319
   1,224    0.00%, 5/25/20, Series 01-9 Class ME,
              PO ................................     1,179
     663    7.00%, 5/25/20, Series 90-58, Class
              4 .................................       683
     719    7.00%, 6/25/20, Series 90-61, Class
              H .................................       741
      72    6.00%, 9/25/20, Series 93-149, Class
              H .................................        73
     114    7.00%, 9/25/20, Series 90-109, Class
              J .................................       118
     180    7.00%, 10/25/20, Series 90-123, Class
              G .................................       186
     229    8.00%, 10/25/20, Series 91-155, Class
              ZB ................................       235
     149    8.95%, 10/25/20, Series 90-117, Class
              E .................................       163
     198    7.00%, 11/25/20, Series 90-132, Class
              Z .................................       207
     275    6.00%, 12/18/20, Series 98-27, Class
              PC ................................       283
       0    7.00%, 4/25/21, Series G92-11, Class
              J .................................         0
      73    7.00%, 5/25/21, Series 91-53, Class
              J .................................        75
     203    8.50%, 5/25/21, Series G-11, Class
              Z .................................       218
     425    7.00%, 9/25/21, Series 92-79, Class
              LZ ................................       423
   7,752    7.00%, 9/25/21, Series 93-250, Class
              BZ ................................     7,902
     660    9.00%, 9/25/21, Series 91-130, Class
              C .................................       728
      75    8.00%, 11/25/21, Series 92-49, Class
              KA ................................        77
     341    6.35%, 12/18/21, Series 97-14, Class
              PE ................................       346
     175    6.50%, 1/25/22, Series 93-74, Class
              C .................................       177
     187    6.50%, 2/25/22, Series 93-122, Class
              B .................................       188
     140    6.00%, 4/25/22, Series 92-128, Class
              H .................................       142
      63    0.00%, 5/25/22, Series 92-96, Class
              B, PO .............................        53
     233    7.00%, 7/25/22, Series G92-40, Class
              ZC ................................       240
   2,119    8.00%, 7/25/22, Series G92-44, Class
              ZQ ................................     2,288
     170    6.50%, 8/25/22, Series 94-44, Class
              H .................................       177
   2,500    7.50%. 8/25/22, Series 92-138, Class
              G .................................     2,679
      23    2.68%, 9/18/22, Series 97-24, Class
              FG* ...............................        23
      25    9.50%, 10/18/22, Series 97-84, Class
              B .................................        25
     750    6.00%, 12/25/22, Series 99-17, Class
              PC ................................       772
      47    9.00%, 2/1/23, Series 268, Class 2,
              IO ................................         9
     350    6.40%, 2/25/23, Series 93-223, Class
              B .................................       366
      98    6.00%, 5/25/23, Series 93-138, Class
              MB ................................        98
      58    5.33%, 7/25/23, Series 93-136, Class
              SB* ...............................        58
      95    0.00%, 8/25/23, Series G93-30, Class
              AB, PO ............................        94
      10    2.63%, 8/25/23, Series 93-139, Class
              A* ................................        10

                                       17
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   350    0.00%, 9/25/23, Series G93-37, Class
              D, PO .............................  $    338
      64    0.00%, 9/25/23, Series 93-205, Class
              D, PO .............................        62
     113    0.00%, 9/25/23, Series 93-228, Class
              E, PO .............................       110
     197    0.00%, 11/25/23, Series 93-225, Class
              MC, PO ............................       187
   4,000    6.90%, 11/25/23, Series 94-62, Class
              PH ................................     4,233
     306    10.00%, 2/1/24, Pool #479469 ........       342
     109    6.50%, 3/25/24, Series 94-39, Class
              C .................................       111
     110    6.50%, 6/18/24, Series 97-58, Class
              PB ................................       113
     251    7.50%, 6/20/24, Series G97-1 ........       253
     120    9.00%, 4/25/25, Series 95-W3, Class
              A .................................       130
     193    8.03%, 9/1/25, Pool #393799* ........       207
     373    8.00%, 3/18/26, Series 97-45, Class
              CB ................................       375
     199    7.00%, 2/18/27, Series 97-55, Class
              B .................................       210
     348    8.50%, 3/1/27, Pool #415460 .........       376
     887    9.50%, 7/1/28, Pool #457268 .........       989
                                                   --------
                                                    121,313
                                                   --------
Federal Home Loan Bank (5.2%):
     200    5.50%, 3/8/02 .......................       201
     500    6.38%, 11/15/02 .....................       518
   5,000    5.59%, 1/13/03 ......................     5,167
   2,000    5.65%, 2/6/03, Series NT03 ..........     2,071
     250    5.70%, 3/25/03 ......................       260
     235    6.02%, 4/10/03, Series VW03 .........       245
     350    5.69%, 6/19/03, Series 6G03 .........       365
     500    5.34%, 11/4/03 ......................       519
     170    5.30%, 11/17/03 .....................       176
     500    5.50%, 2/10/04 ......................       521
     130    5.34%, 2/19/04 ......................       131
     500    5.50%, 2/24/04 ......................       521
     100    5.59%, 3/30/04 ......................       104
  15,000    4.88%, 4/16/04 ......................    15,443
  10,500    4.75%, 6/28/04 ......................    10,781
     800    7.99%, 1/19/05 ......................       889
                                                   --------
                                                     37,912
                                                   --------
Freddie Mac (12.1%):
   1,696    6.50%, 5/1/02, Pool #G50444 .........     1,725
      80    7.00%, 2/15/03, Series 1730, Class
              H .................................        82
     215    7.00%, 9/15/03, Series 1573, Class
              Pl ................................       220
     490    6.00%, 3/15/04, Series 1688, Class
              Q .................................       500
      84    6.25%, 11/15/04, Series 1580, Class
              C .................................        85
     252    6.50%, 12/15/04, Series 2055 ........       258

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   142    7.00%, 3/15/05, Series 1213, Class
              K .................................  $    144
      47    6.50%, 5/15/05, Series 1528, Class
              C .................................        47
      95    7.00%, 11/15/05, Series 1435, Class
              HC ................................        98
      81    9.00%, 12/1/05, Pool #G00005 ........        85
      68    9.00%, 1/1/06, Pool #G00012 .........        72
     337    8.00%, 7/15/06, Series 1114, Class
              E .................................       349
     124    5.50%, 9/1/06, Pool #G40394 .........       125
     161    8.00%, 10/1/06, Pool #G00052 ........       168
     273    7.50%, 11/15/06, Series 1170, Class
              H .................................       282
     753    7.00%, 3/1/07, Pool #G34594 .........       788
   1,000    7.00%, 3/15/07, Series 1211, Class
              L .................................     1,046
     313    7.00%, 3/15/07, Series 1679, Class
              A .................................       323
     195    8.00%, 3/15/07, Series 1276, Class
              J .................................       197
     549    7.00%, 4/1/07, Pool #G00087 .........       575
     672    7.50%, 4/1/07, Pool #G00084 .........       707
     115    6.26%, 6/15/07, Series 1561, Class
              EA* ...............................       116
   2,000    8.00%, 7/15/07, Series 1314, Class
              L .................................     2,154
     208    0.00%, 8/15/07, Series 1338, Class Q,
              PO ................................       196
     129    5.85%, 10/15/07, Series 1618, Class
              G .................................       131
     150    6.25%, 10/15/07, Series 1489, Class
              H .................................       155
     248    12.97%, 10/15/07, Series 1389, Class
              PS, IF* ...........................       273
     127    7.50%, 11/1/07, Pool #B70022 ........       132
     834    7.50%, 11/1/07, Pool #E00165 ........       877
     207    4.77%, 11/15/07, Series 1417, Class
              FA* ...............................       203
     121    6.00%, 11/15/07, Series 2103, Class
              PB ................................       123
   1,800    7.00%, 12/15/07, Series 1445, Class
              L .................................     1,916
     278    5.60%, 1/15/08, Series 1587, Class
              GA ................................       280
     109    5.75%, 1/15/08, Series 1606, Class
              G .................................       110
     709    8.50%, 2/1/08, Pool #10133 ..........       742
     634    5.50%, 4/15/08, Series 2108, Class
              PE ................................       647
     425    6.00%, 4/15/08, Series 1601, Class
              PH ................................       439
      48    6.00%, 4/15/08, Series 1625, Class
              K .................................        49
   1,000    6.50%, 5/15/08, Series 1539, Class
              PI ................................     1,039
     138    8.61%, 5/15/08, Series 1515, Class
              SA, IF* ...........................       149
     649    6.00%, 7/15/08, Series 1550, Class
              H .................................       670
   1,776    12.63%, 7/15/08, Series 1550, Class
              SC* ...............................     1,875
   1,250    6.00%, 8/15/08, Series 1565, Class
              G .................................     1,292
   1,121    6.00%, 8/15/08, Series 2134, Class
              PE ................................     1,149
     393    9.00%, 8/15/08, Series 1565, Class
              OD ................................       419
     225    6.50%, 9/15/08, Series 1580, Class
              P .................................       235
     245    14.79%, 9/15/08, Series 1580, Class
              SH, IF* ...........................       255
     660    6.50%, 10/15/08, Series 1655, Class
              HB ................................       693

                                       18
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   600    6.00%, 11/15/08, Series 1612, Class
              PH ................................  $    613
   1,040    6.00%, 11/15/08, Series 2142, Class
              CJ ................................     1,063
   2,650    6.00%, 11/15/08, Series 1606, Class
              H .................................     2,753
     190    8.31%, 11/15/08, Series 1604, Class
              MB, IF* ...........................       200
     164    8.74%, 11/15/08, Series 1612, Class
              SD, IF* ...........................       174
     794    7.00%, 12/1/08, Pool #E20065 ........       832
     446    6.00%, 12/15/08, Series 1625, Class
              O .................................       453
   1,200    6.00%, 12/15/08, Series 1626, Class
              PT ................................     1,233
     105    8.53%, 12/15/08, Series 1625, Class
              SG, IF* ...........................       113
     230    9.00%, 12/15/08, Series 1625, Class
              SK, IF* ...........................       237
     108    16.32%, 12/15/08, Series 1660, Class
              SA, IF* ...........................       116
     170    6.75%, 1/15/09, Series 1659, Class
              TZ ................................       174
     149    6.00%, 2/15/09, Series 1812, Class
              B .................................       150
     100    6.00%, 3/15/09, Series 1697, Class
              D .................................       102
   1,670    6.50%, 3/15/09, Series 1701, Class
              PH ................................     1,738
     302    6.00%, 5/15/09, Series 2117, Class
              PB ................................       311
     145    6.50%, 6/1/09, Pool #E58931 .........       150
   1,462    7.50%, 8/1/09, Pool #G10740 .........     1,538
     543    8.00%, 1/1/10, Pool #G00355 .........       571
   1,850    8.00%, 2/1/10, Pool #G10328 .........     1,945
   1,571    7.50%, 9/1/10, Gold Pool #E62448 ....     1,654
   2,584    7.00%, 10/1/10, Pool #E61709 ........     2,698
     604    8.50%, 1/1/11, Pool #290543 .........       637
     191    6.50%, 4/15/11, Series 1838, Class
              H .................................       200
   4,737    7.00%, 5/1/11, Pool #E20241 .........     4,939
     116    7.50%, 5/1/11, Pool #10579 ..........       122
     675    6.00%, 9/15/11, Series 2120, Class
              PH ................................       695
     133    7.50%, 11/1/11, Pool # E00458 .......       139
     837    5.85%, 11/15/11, Series 2146, Class
              QV ................................       860
     108    6.50%, 11/15/11, Series 1641, Class
              E .................................       109
      52    8.00%, 1/1/12, Pool #G10652 .........        55
     342    6.00%, 4/15/12, Series 2100, Class
              GA ................................       353
     500    7.00%, 4/15/13, Series 1702, Class
              TJ ................................       526
   4,700    6.00%, 12/15/13, Series 1688-J ......     4,883
     907    8.00%, 6/1/14, Pool #548775 .........       931
   6,140    6.50%, 7/1/14, Pool #E77962 .........     6,265
     947    6.00%, 8/15/14, Series 2164, Class
              QB ................................       969
     410    6.75%, 11/15/16, Series 2198, Class
              PK ................................       418
   1,000    6.00%, 1/15/17, Series 2165, Class
              PA ................................     1,029
     179    7.50%, 4/1/17, Pool #289349 .........       187
     435    6.50%, 6/15/17, Series 1982, Class
              PB ................................       438
     211    6.25%, 9/15/17, Series 2047, Class
              PC ................................       211
      49    6.65%, 5/15/18, Series 1477, Class
              F .................................        49

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    44    6.50%, 11/15/18, Series 1500, Class
              GA ................................  $     44
     340    6.00%, 1/15/19, Series 1585, Class
              F .................................       344
     273    9.30%, 3/15/19, Series 2, Class Z ...       298
     189    6.00%, 6/15/19, Series 1552, Class
              F .................................       191
     125    6.00%, 7/15/19, Series 1592, Class
              G .................................       127
     295    10.00%, 10/15/19, Series 16, Class
              D .................................       319
     187    8.50%, 11/1/19, Pool #141856 ........       202
     640    6.40%, 11/15/19, Series 1836, Class
              E .................................       653
     180    9.25%, 11/15/19, Series 12, Class
              A .................................       192
     101    6.00%, 12/15/19, Series 1666, Class
              E .................................       103
      20    8.50%, 1/15/20, Series 77, Class
              G .................................        20
     174    6.25%, 2/15/20, Series 26, Class
              F .................................       177
     310    9.50%, 2/15/20, Series 1559, Class
              VF ................................       328
     161    9.00%, 10/15/20, Series 1807, Class
              G .................................       173
      76    8.13%, 11/15/20, Series 81, Class
              A .................................        79
     254    8.60%, 1/15/21, Series 85, Class
              C .................................       271
     325    9.50%, 1/15/21, Series 99, Class
              Z .................................       346
       0    1066.21%, 2/15/21, Series 1045, Class
              G, HB, IO .........................         8
     340    6.50%, 3/15/21, Series 1056, Class
              KZ ................................       347
     109    7.00%, 3/15/21, Series 1053, Class
              G .................................       112
     325    6.50%, 4/15/21, Series 1574, Class
              G .................................       337
      66    5.75%, 5/15/21, Series 1611, Class
              F .................................        67
     500    6.00%, 5/15/21, Series 2068, Class
              CG ................................       509
      25    7.00%, 5/15/21, Series 1351, Class
              TD ................................        25
     121    8.50%, 5/15/21, Series 1074, Class
              H .................................       129
     342    9.00%, 5/15/21, Series 1082, Class
              C .................................       374
     184    8.50%, 6/15/21, Pool #1087-I ........       197
     589    8.25%, 8/15/21, Series 1125, Class
              Z .................................       619
      53    4.50%, 9/15/21, Series 159, Class
              H .................................        52
     633    9.00%, 9/15/21, Series 1141, Class
              G .................................       680
     109    6.25%, 10/15/21, Series 189, Class
              D .................................       110
     175    0.00%, 11/15/21, Series 2033, Class
              PI, PO ............................       163
     500    3.50%, 11/15/21, Series 1584, Class
              HA ................................       495
     271    6.00%, 11/15/21, Series 1484, Class
              H .................................       275
      80    7.00%, 11/15/21, Series 1169, Class
              G .................................        83
     100    6.50%, 12/15/21, Series 1552, Class
              GB ................................       103
      68    7.00%, 1/15/22, Series 1437, Class
              G .................................        69
     135    6.25%, 3/15/22, Series 1671, Class
              F .................................       138
     950    6.25%, 4/15/22, Series 1610, Class
              PM ................................       983
   2,238    6.00%, 5/15/22, Series 1685, Class
              E .................................     2,269
     363    4.52%, 11/15/22, Series 1424, Class
              F* ................................       357
     500    6.00%, 11/15/22, Series 1673, Class
              H .................................       506
     300    6.25%, 11/15/22, Series 1614, Class
              J .................................       311
   2,000    6.50%, 11/15/22, Series 1694, Class
              C .................................     2,091
     486    8.00%, 9/15/23, Series 1784, Class
              PG ................................       494

                                       19
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    88    13.29%, 1/15/24, Series 1666, Class
              S, IF* ............................  $     90
      66    6.40%, 9/1/25, Pool #846171* ........        69
     506    6.00%, 9/15/25, Series 2160, Class
              D .................................       517
      85    7.29%, 10/1/25, Pool #325081* .......        89
     282    7.20%, 10/1/26, Pool #785652* .......       283
     201    6.66%, 1/1/27, Pool #786211* ........       213
   1,123    7.41%, 1/1/27, Pool #611141* ........     1,136
      52    6.12%, 10/1/27, Pool #374732* .......        54
   1,396    7.25%, 12/1/07, Pool #846774* .......     1,411
     968    7.49%, 9/25/29, Series T-20, Class
              A6 ................................     1,020
                                                   --------
                                                     87,680
                                                   --------
Government National Mortgage Assoc. (2.7%):
       6    9.00%, 10/15/02, Pool #229569 .......         6
       4    8.00%, 6/15/05, Pool #28827 .........         4
       2    9.00%, 9/15/05, Pool #292569 ........         3
      15    9.00%, 10/15/05, Pool #292589 .......        16
       2    8.00%, 5/15/06, Pool #303851 ........         2
       3    8.00%, 7/15/06, Pool #307231 ........         3
      15    8.00%, 8/15/06, Pool #311166 ........        15
      19    8.00%, 9/15/06, Pool #311301 ........        21
     188    9.00%, 9/15/06, Pool #780270 ........       196
      91    8.00%, 10/15/06, Pool #316915 .......        96
      59    8.00%, 11/15/06, Pool #312210 .......        62
      14    8.00%, 11/15/06, Pool #311131 .......        15
      52    8.00%, 11/15/06, Pool #313528 .......        55
      20    8.00%, 11/15/06, Pool #315078 .......        21
      26    8.00%, 11/15/06, Pool #316671 .......        27
      51    8.00%, 12/15/06, Pool #311384 .......        54
      17    8.00%, 1/15/07, Pool #317663 ........        18
     110    8.00%, 2/15/07, Pool #316086 ........       117
      27    8.00%, 3/15/07, Pool #178684 ........        28
      33    8.00%, 3/15/07, Pool #318825 ........        34
      59    8.00%, 4/15/07, Pool #316441 ........        62
      47    8.00%, 10/15/07, Pool #018954 .......        50
      25    8.00%, 10/15/07, Pool #020981 .......        27
      17    8.00%, 12/15/07, Pool #020290 .......        18
      60    8.00%, 12/15/07, Pool #019083 .......        64
      77    9.00%, 1/15/08, Pool # 780182 .......        79
   1,381    9.00%, 9/15/09, Pool #780072 ........     1,500
      87    7.63%, 11/20/15, Pool #8080* ........        90
      64    6.38%, 1/20/16, Pool #8092* .........        65
      60    5.88%, 3/20/16, Pool #8110* .........        61
     103    6.75%, 8/20/16, Pool #8150* .........       107
      82    7.38% 5/20/17, Pool #8224 ...........        84
      79    6.75%, 9/20/17, Pool #8263* .........        82

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    57    7.63%, 10/20/17, Pool #8276* ........  $     58
      72    7.63%, 12/20/17, Pool #8293* ........        74
      74    7.63%, 12/20/17, Pool #8296* ........        76
      69    6.38%, 4/20/18, Pool #8342* .........        71
      97    6.75%, 8/20/18, Pool #8393* .........       101
     427    12.00%, 11/15/19, Pool #780149 ......       500
     461    6.38%, 5/20/20, Pool #8642* .........       473
     313    9.50%, 7/15/20, Pool #293363 ........       350
     132    6.38%, 5/20/21, Pool #8785* .........       136
      58    7.25%, 8/20/21, Pool #8823* .........        60
      36    8.00%, 2/16/22, Series 94-6, Class
              J .................................        36
     138    6.38%, 3/20/22, Pool #8938* .........       141
     494    9.50%, 3/15/23, Pool #780010 ........       552
     883    7.00%, 4/20/23, Series 99-47, Class
              AE ................................       883
     250    6.00%, 6/20/23, Series 98-14, Class
              PD ................................       257
     185    9.00%, 9/15/24, Pool #403964 ........       202
     484    9.50%, 12/15/24, Pool #780831 .......       541
     424    8.50%, 3/20/25, Pool #1974 ..........       452
     495    8.50%, 4/20/25, Pool #1989 ..........       527
   1,638    7.63%, 11/20/25, Pool #8746* ........     1,684
   4,776    9.50%, 12/15/25, Pool #780965 .......     5,335
     704    6.38%, 1/20/26, Pool #8790* .........       715
     854    8.00%, 9/20/26, Pool #2285 ..........       898
      76    9.00%, 10/15/26, Pool #423946 .......        82
     250    7.75%, 10/16/26, Series 00-22, Class
              TE ................................       258
      96    6.38%, 1/20/27, Pool #80033* ........        98
      62    6.38%, 3/20/27, Pool #80053* ........        63
     256    8.00%, 10/20/27, Pool #2499 .........       268
     106    8.00%, 12/20/27, Pool #2525 .........       111
      50    6.38%, 1/20/28, Pool #80152* ........        51
     176    8.00%, 6/15/28, Pool #444095 ........       186
     190    8.00%, 8/15/28, Pool #472198 ........       200
     819    7.50%, 9/20/28, Pool #2646 ..........       849
                                                   --------
                                                     19,370
                                                   --------
  Total U.S. Government Agency Mortgages            266,275
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (0.4%):
Federal Farm Credit Bank (0.0%):
     300    5.87%, 1/21/03 ......................       309
Government Trust Certificate (0.4%):
     927    0.00%, 5/15/02 ......................       918
     250    0.00%, 11/15/02 .....................       245
     408    0.00%, 11/15/02 .....................       400
     425    0.00%, 11/15/02 .....................       416
     229    0.00%, 5/15/03 ......................       219
     510    0.00%, 11/15/03 .....................       480

                                       20
Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Government Trust Certificate, continued:
 $   216    0.00%, 11/15/03 .....................  $    203
                                                   --------
                                                      2,881
                                                   --------
  Total U.S. Government Agency Securities             3,190
                                                   --------
U.S. TREASURY OBLIGATIONS (21.5%):
U.S. Treasury Bonds (0.9%):
   5,800    10.38%, 11/15/09 ....................     6,820
                                                   --------
U.S. Treasury Inflation Protected Bonds (1.2%):
   1,110    3.63%, 7/15/02 ......................     1,121
   3,366    3.38%, 1/15/07 ......................     3,379
   1,100    3.63%, 1/15/08 ......................     1,113
   3,252    3.88%, 1/15/09 ......................     3,327
                                                   --------
                                                      8,940
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (18.5%):
 $ 4,000    2.75%, 10/31/03 .....................  $  3,993
  69,250    7.25%, 5/15/04 ......................    75,298
   4,000    6.00%, 8/15/04 ......................     4,247
  10,000    5.88%, 11/15/04 .....................    10,591
  35,300    7.88%, 11/15/04 .....................    39,262
                                                   --------
                                                    133,391
                                                   --------
U.S. Treasury STRIPS (0.9%):
   7,890    0.00%, 8/15/05 ......................     6,778
                                                   --------
  Total U.S. Treasury Obligations                   155,929
                                                   --------
INVESTMENT COMPANIES (0.0%):
     249    One Group Government Money Market
              Fund, Class I .....................       249
                                                   --------
  Total Investment Companies                            249
                                                   --------
Total (Cost $694,847)(a)                           $712,596
                                                   ========

------------
Percentages indicated are based on net assets of $725,983.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $19,579
                   Unrealized depreciation .....................   (1,830)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $17,749
                                                                  =======

     Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)  Defaulted security.

     Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2001.
See notes to financial statements.

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 ASSET BACKED SECURITIES (4.6%):
 $ 4,500    Advanta Mortgage Loan Trust, Series
              98-1, Class A5, 6.60%,
              3/25/28 .........................  $    4,650
   5,000    Aesop Funding II, Series 97-1,
              Class A2, 6.40%, 10/20/03 .......       5,115
   2,785    Americredit Automobile Receivables
              Trust, Series 99-A, Class A4,
              5.88%, 12/12/05 .................       2,848
   2,000    Americredit Automobile Receivables
              Trust, Series 01-D, Class A4,
              4.41%, 11/12/08 .................       1,989
     362    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03 ..................         363
     230    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 .................         233
     218    Arcadia Automobile Receivables
              Trust, Series 97-C, Class A5,
              6.55%, 6/15/05 ..................         220
   1,300    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08 .........................       1,336
      92    Chevy Chase Auto Receivables Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04 .........................          93
   4,300    Conseco Finance, Series 01-B, Class
              1M1, 7.27%, 6/15/32 .............       4,432
     819    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03 .............         830
   1,641    EQCC Home Equity Loan Trust, Series
              96-4, Class A6, 6.88%, 7/15/14 ..       1,668
      57    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04 .........................          57
   1,000    Fleet Credit Card Master Trust,
              Series 96-A, Class A1, 6.00%,
              11/15/05 ........................       1,032
   3,000    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04 .........................       3,118
   3,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04 ........................       3,160
   4,000    Green Tree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18 ...       3,440
   1,812    Green Tree Recreational, Equipment
              & Consulting, Series 97-D, Class
              A1HE, 6.90%, 3/15/29 ............       1,913
   1,350    Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06 ........................       1,438
     501    Merrill Lynch, Inc., Series 144-S,
              7.43%, 7/25/24 ..................         501

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,000    Onyx Acceptance Grantor Trust,
              Series 97-C, Class A4, 6.76%,
              5/15/04 .........................  $    1,034
   1,274    Premier Auto Trust, Series 98-5,
              Class A4, 5.19%, 4/8/03 .........       1,283
     833    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06 ........................         849
   6,191    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.57%,
              4/25/08* ........................       6,210
     840    Structured Asset Mortgage
              Investments, Inc., Series 98-8,
              Class 3A4, 6.50%, 7/25/13 .......         857
   3,521    Structured Mortgage Asset
              Residential Trust, Series 93-2A,
              Class AE, 7.60%, 3/25/09 ........       3,664
   3,333    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03
              (b) .............................       3,337
   4,250    Textron Financial Corp. Receivables
              Trust, Series 00-C, Class A3,
              6.61%, 2/15/15 (b) ..............       4,404
   3,000    Textron Financial Corp.,
              Receivables Trust, Series 00-C,
              Class A2, 6.40%, 6/15/11 (b) ....       3,121
      92    Union Acceptance Corp., Series
              99-A, Class A3, 5.57%, 9/8/03 ...          92
   2,500    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%,
              7/20/05 .........................       2,592
                                                 ----------
  Total Asset Backed Securities                      65,879
                                                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%):
   2,750    ABN AMRO Mortgage Corp., Series 00-
              3, Class 2A2, 7.15%, 11/25/30 ...       2,831
   3,000    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31 .............       3,090
     510    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09 ........         179
   3,125    Chase Mortgage Finance Corp.,
              Series 99-S8, Class A12, 20.72%,
              7/25/29, IF* ....................       3,255
     111    Collateralized Mortgage Securities
              Corp., Series 88-2, Class B,
              8.80%, 4/20/19 ..................         116
   1,691    Countrywide Funding Corp., Series
              93-11, Class A11, 7.94%, 2/25/09,
              IF* .............................       1,817

                                       22
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 5,000    Countrywide Home Loans, Series
              98-14, Class A4, 6.50%,
              9/25/13 .........................  $    5,182
   2,000    Countrywide Home Loans, Series
              98-2, Class A2, 6.25%,
              3/25/28 .........................       2,023
   1,000    Countrywide Home Loans, Series
              98-18, Class 2A3, 6.75%,
              11/25/28 ........................         972
   1,076    Countrywide Home Loans, Series
              98-18, Class 2A4, 6.75%,
              11/25/28 ........................       1,101
   1,961    Countrywide Home Loans, Series
              99-8, Class A17, 6.75%,
              8/25/29 .........................       1,908
   1,323    Countrywide Mortgage Securities
              Corp., Series 94-I, A6, 6.25%,
              7/25/09 .........................       1,343
   1,533    CS First Boston Mortgage Securities
              Corp., Series 97-2, Class A,
              7.50%, 6/25/20 (b) ..............       1,586
   2,250    GE Capital Mortgage Services, Inc.,
              Series 94-17, Class A6, 7.00%,
              5/25/24 .........................       2,329
     757    GE Capital Mortgage Services, Inc.,
              Series 96-17, Class 1A9, 7.75%,
              12/25/26 ........................         765
     123    GE Capital Mortgage Services, Inc.,
              Series 98-3, Class A18, 9.25%,
              8/25/28, IF* ....................         117
   2,100    Headlands Mortgage Securities,
              Inc., Series 97-6, Class AII1,
              6.75%, 12/25/12 .................       2,143
   5,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 96-C2,
              Class B, 6.80%, 11/25/27 ........       5,232
   2,000    JP Morgan Commerical Mortgage
              Finance Corp., Series 97-C4,
              Class B, 7.46%, 12/26/28 ........       2,140
   5,000    MLMI, Series 97-C2, Class A2,
              6.54%, 12/10/29 .................       5,191
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 1823.50%,
              4/20/21, HB, IF* ................         168
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 1823.50%,
              7/20/21, HB, IF* ................         111
     123    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO ....................         105
   4,000    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3, 7.01%,
              9/20/06 .........................       4,210

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,046    Norwest Asset Securities Corp.,
              Series 96-5, Class A17, 8.00%,
              11/25/26 ........................  $    2,091
     600    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 ........................         611
   2,000    Norwest Asset Securities Corp.,
              Series 99-20, Class A13, 6.75%,
              8/25/29 .........................       2,044
       8    Paine Webber CMO Trust, Series H,
              Class 4, 8.75%, 4/1/18 ..........           9
   2,033    Prudential Home Mortgage
              Securities, Series 92-9, Class
              A5, 7.50%, 5/25/07 ..............       2,030
   1,190    Prudential Home Mortgage
              Securities, Series 93-50, Class
              A11, 8.75%, 11/25/23, IF* .......       1,215
   1,976    Residential Accredit Loans, Inc.,
              Series 96-QS3, Class AI-11,
              7.75%, 6/25/26 ..................       2,047
   1,530    Residential Accredit Loans, Inc.,
              Series 00-QS2, Class A4, 7.75%,
              2/25/30 .........................       1,563
   3,880    Residential Accredit Loans, Inc.,
              Series 01-QS16, Class A6, 6.25%,
              11/25/31 ........................       3,812
   2,738    Residential Funding Mortgage
              Securities, Inc., Series 94-S8,
              Class A6, 6.00%, 3/25/09 ........       2,804
   2,811    Residential Funding Mortgage
              Securities, Inc., Series 97-S17,
              Class A11, 21.44%, 11/25/27,
              IF* .............................       3,085
     160    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26 .........         167
   4,000    The Equitable Life Assurance
              Society of Private Placement,
              Series 174, Class A1, 7.24%,
              5/15/06 (b) .....................       4,250
   6,491    Vendee Mortgage Trust, 5.63%,
              2/15/24 .........................       6,358
   1,593    Vendee Mortgage Trust, Series 96-2,
              Class 1Z, 6.75%, 6/15/26 ........       1,569
   3,022    Wells Fargo Capital Markets, Series
              APT, Class 1, 6.56%, 12/29/05
              (b) .............................       3,118
                                                 ----------
  Total Collateralized Mortgage Obligations          84,687
                                                 ----------
CORPORATE BONDS (19.3%):
Aerospace/Defense (0.1%):
   1,555    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 .................       1,602
                                                 ----------

                                       23
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines (1.1%):
 $ 1,920    Delta Airlines, Series 01-1, 6.62%,
              3/18/11 .........................  $    1,896
     600    Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%, 4/1/17 ....         527
     600    Northwest Airlines, Inc., 7.04%,
              4/1/22 ..........................         510
   1,000    Southwest Airlines Co., 5.10%,
              5/1/06 ..........................       1,001
   1,625    Southwest Airlines Co., Series A2,
              5.50%, 11/1/06 ..................       1,601
   1,000    U.S. Airways, Inc., Series 00-2G,
              8.02%, 2/5/19 ...................       1,021
   3,469    U.S. Airways, Inc., Series 00-3G,
              7.89%, 3/1/19 ...................       3,523
   1,398    U.S. Airways, Inc., 7.08%,
              3/20/21 .........................       1,402
   2,750    United Airlines, Series 01-1,
              6.07%, 3/1/13 ...................       2,458
   1,700    United Airlines, Inc., 7.19%,
              4/1/11 ..........................       1,482
                                                 ----------
                                                     15,421
                                                 ----------
Automotive (0.3%):
   3,400    Daimler Chrysler AG, 6.66%,
              1/8/05 ..........................       3,527
   1,255    General Motors Corp., 7.20%,
              1/15/11 .........................       1,259
                                                 ----------
                                                      4,786
                                                 ----------
Banking, Finance & Insurance (10.4%):
     200    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05 .........................         216
     700    Ameritech Capital Funding, 6.15%,
              1/15/08 .........................         717
   1,000    Associates Corp., 6.00%,
              4/15/03 .........................       1,037
   1,750    Associates Corp., 5.75%,
              11/1/03 .........................       1,824
     300    Associates Corp., 6.63%,
              6/15/05 .........................         317
   1,000    Associates Corp., 6.38%,
              11/15/05 ........................       1,041
   3,625    Associates Corp., 8.15%, 8/1/09 ...       4,047
   1,700    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08 ..................       1,773
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05 .........................       1,551
     250    Citicorp, 6.75%, 8/15/05 ..........         264
   8,100    Credit Suisse First Boston (USA),
              Inc., 6.13%, 11/15/11 ...........       7,920
   5,000    Firstar Bank N.A., 7.13%,
              1/12/09 .........................       5,263
   2,000    Ford Motor Credit Co., 7.50%,
              1/15/03 .........................       2,070
   1,500    Ford Motor Credit Co., 6.63%,
              6/30/03 .........................       1,542
   4,250    Ford Motor Credit Co., 6.13%,
              3/20/04 .........................       4,361

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 6,750    Ford Motor Credit Co., 6.88%,
              2/1/06 ..........................  $    6,766
   2,000    Ford Motor Credit Co., 5.80%,
              1/12/09 .........................       1,823
   5,000    Ford Motor Credit Co., 7.38%,
              10/28/09 ........................       4,933
     266    GE Capital Corp., 7.88%,
              12/1/06 .........................         300
   7,000    GMAC, 6.38%, 1/30/04 ..............       7,214
   2,000    GMAC, 6.85%, 6/17/04 ..............       2,087
   4,600    GMAC, 6.13%, 9/15/06 ..............       4,557
   1,750    GMAC, 7.25%, 3/2/11 ...............       1,760
   5,000    Goldman Sachs Group LP, 6.88%,
              1/15/11 .........................       5,130
   1,750    Household Automotive Trust, 7.43%,
              4/17/07 .........................       1,881
     900    Household Finance Corp., 7.63%,
              1/15/03 .........................         946
   1,000    Household Finance Corp., 7.20%,
              7/15/06 .........................       1,053
   1,000    Household Finance Corp., 6.50%,
              11/15/08 ........................       1,000
   7,000    Household Finance Corp., 5.88%,
              2/1/09 ..........................       6,668
   3,450    Household Finance Corp., 8.00%,
              7/15/10 .........................       3,720
   1,400    Household Finance Corp., 6.75%,
              5/15/11 .........................       1,394
     100    Inter-American Development Bank,
              8.40%, 9/1/09 ...................         118
   3,000    Lehman Brothers Holdings, Inc.,
              7.25%, 4/15/03 ..................       3,146
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b) ......................       6,356
   2,000    Marshall & Ilsley Corp., 5.75%,
              9/1/06 ..........................       2,037
   5,000    MBNA Corp., 3.20%, 5/23/03* .......       4,985
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 (b) ..............       4,233
     170    Midland Bank, 8.63%, 12/15/04 .....         190
   4,100    Morgan Stanley Dean Witter, 6.75%,
              4/15/11 .........................       4,202
   9,000    National Rural Utilities, 6.00%,
              5/15/06 .........................       9,151
     600    Nationwide Financial Services,
              6.25% 11/15/11 ..................         578

                                       24
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   100    Norwest Financial, Inc., 7.00%,
              1/15/03 .........................  $      104
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04 ..........................       1,068
   4,000    Prime Property Funding II, 6.80%,
              8/15/02 (b) .....................       4,086
     108    Private Exempt Funding, 5.65%,
              3/15/03 .........................         110
   5,000    Rental Car Finance Corp., 6.45%,
              8/25/05 .........................       5,188
     570    Toyota Motor Credit Corp., 5.63%,
              11/13/03 ........................         593
   2,400    Tyco Capital Corp., 6.50%,
              2/7/06 ..........................       2,469
   5,000    U.S. Bancorp, 6.50%, 2/1/08 .......       5,137
   3,500    Wachovia Corp., 4.95%, 11/1/06 ....       3,440
   1,000    Washington Mutual Finance, 6.88%,
              5/15/11 .........................       1,029
   3,100    Wells Fargo Bank, 7.55%,
              6/21/10 .........................       3,399
                                                 ----------
                                                    146,794
                                                 ----------
Ecological Services & Equipment (0.2%):
   2,250    Honeywell International, 5.13%,
              11/1/06 .........................       2,222
                                                 ----------
Governments (Foreign) (0.2%):
   3,000    Province of Quebec, 5.75%,
              2/15/09 .........................       3,005
                                                 ----------
Industrial Goods & Services (2.0%):
   1,000    Alcoa, Inc., 7.38%, 8/1/10 ........       1,091
   2,000    Alcoa, Inc., 6.50%, 6/1/11 ........       2,068
     100    American Home Products Corp.,
              6.50%, 10/15/02 .................         103
     350    Case Corp., Series B, 6.25%,
              12/1/03 .........................         326
   1,500    Conoco Funding Co., 5.45%,
              10/15/06 ........................       1,502
   5,000    Cox Radio, Inc., 6.38%, 5/15/05 ...       5,132
   4,050    Enron Corp., 6.75%, 7/1/05 (c) ....         101
   4,000    Oracle Corp., 6.72%, 2/15/04 ......       4,224
   5,000    Thomas & Betts, Series MTN, 6.29%,
              2/13/03 (b) .....................       4,749
   5,000    Tyco International Group, 6.25%,
              6/15/03 .........................       5,204
   1,250    Tyco International Group, 6.75%,
              2/15/11 .........................       1,257
   1,500    Tyco International Group, 6.38%,
              10/15/11 ........................       1,468
     650    VF Corp., 6.63%, 3/15/03 ..........         653
                                                 ----------
                                                     27,878
                                                 ----------
Leasing (0.3%):
   4,250    International Lease Finance Corp.,
              5.85%, 11/25/03 .................       4,385
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Leisure (0.1%):
 $ 2,500    Royal Caribbean Cruises, 8.75%,
              2/2/11 ..........................  $    1,948
                                                 ----------
Media (0.1%):
   1,400    Time Warner, Inc., 7.48%,
              1/15/08 .........................       1,503
                                                 ----------
Retail (0.0%):
     150    Wal Mart Stores, Inc., 6.75%,
              5/15/02 .........................         152
                                                 ----------
Telecommunications (3.0%):
     500    AT&T Corp., 7.00%, 5/15/05 ........         521
   1,000    Bellsouth Telecommunications,
              5.00%, 10/15/06  ................         994
   1,306    Bellsouth Telecommunications,
              6.30%, 12/15/15 .................       1,287
   4,100    British Telecom PLC, 8.13%,
              12/15/10 ........................       4,547
     470    Chesapeake & Potomac
              Telecommunications, 7.13%,
              1/15/02 .........................         471
   4,760    France Telecom, 7.75%, 3/1/11 .....       5,108
   2,000    Nynex Capital Funding, 8.23%,
              10/15/09 ........................       2,167
   4,000    Qwest Capital Funding Corp., 7.00%,
              8/3/09 ..........................       3,891
   1,000    Qwest Capital Funding Corp., 7.90%,
              8/15/10 .........................       1,019
   1,250    Sprint Capital Corp., 7.13%,
              1/30/06 .........................       1,304
   4,000    Sprint Capital Corp., 6.00%,
              1/15/07 .........................       3,976
   1,125    Telus Corp., 8.00%, 6/1/11 ........       1,196
   5,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10 ..................       5,632
   2,000    Verizon New England, Inc., 6.50%,
              9/15/11 .........................       2,037
   2,100    WorldCom, Inc., 6.50%, 5/15/04 ....       2,159
   6,100    WorldCom, Inc., 7.38%, 1/15/06 ....       6,327
                                                 ----------
                                                     42,636
                                                 ----------
Transportation (0.3%):
   4,889    Federal Express Corp., Series
              98-1A, 6.72%, 1/15/22 ...........       4,767
                                                 ----------
Utilities (1.2%):
     800    American Electric Power Co., Series
              A, 6.13%, 5/15/06 ...............         793
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (b) ....................       4,926

                                       25
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 1,032    National Rural Utilities, 7.30%,
              9/15/06 .........................  $    1,105
   6,000    Ohio Power, 6.73%, 11/1/04 ........       6,270
   1,120    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b) .....................       1,126
     630    Public Service Electric & Gas
              Utilities, 6.13%, 8/1/02 ........         640
   2,727    Ras Laffan Gas, 7.63%, 9/15/06 ....       2,860
                                                 ----------
                                                     17,720
                                                 ----------
  Total Corporate Bonds                             274,819
                                                 ----------
U.S. GOVERNMENT AGENCY MORTGAGES (57.6%):
Fannie Mae (22.9%):
     319    7.00%, 9/18/03, Series 97-13, Class
              CB ..............................         328
      69    10.00%, 5/25/04, Series 89-26,
              Class D .........................          72
  10,479    6.88%, 9/1/05, Pool #73192 ........      11,156
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB, IO .................           4
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB, IO .................           2
   7,316    6.95%, 4/1/06, Pool #73429 ........       7,820
      56    6.50%, 4/25/06, Series 93-18, Class
              PH ..............................          56
       1    1008.25%, 4/25/06, Series 91-33,
              Class J, HB, IO .................           8
     398    0.00%, 9/25/06, Series 96-46, Class
              PE, PO ..........................         369
     148    7.00%, 1/1/07, Pool #145771 .......         154
     750    7.25%, 4/25/07, Series 92-44, Class
              K ...............................         787
     713    0.00%, 2/25/08, Series 96-24, Class
              K, PO ...........................         707
     698    2.88%, 2/25/08, Series 93-188,
              Class F* ........................         690
   1,000    6.50%, 2/25/08, Series 93-18, Class
              PK ..............................       1,038
   3,301    2.94%, 5/25/08, Series 93-55, Class
              FA* .............................       3,214
     546    4.43%, 5/25/08, Series 93-63, Class
              FD* .............................         538
   1,051    4.53%, 5/25/08, Series 93-72, Class
              F* ..............................       1,049
     449    4.53%, 8/25/08, Series 93-129,
              Class FE* .......................         446
     287    5.66%, 8/25/08, Series 93-209,
              Class KB ........................         291
   1,409    10.85%, 8/25/08, Series 93-134,
              Class SA, IF* ...................       1,400

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,151    0.00%, 9/25/08, Series 96-20, Class
              L, PO ...........................  $      998
   1,750    0.00%, 9/25/08, Series 96-39, Class
              J, PO ...........................       1,629
   1,016    11.42%, 9/25/08, Series 93-175,
              Class SA, IF* ...................       1,041
   2,516    12.12%, 9/25/08, Series 93-70,
              Class SE, IF* ...................       2,807
   1,642    4.53%, 10/25/08, Series 93-196,
              Class FA* .......................       1,653
   3,750    6.00%, 10/25/08, Series 93-188,
              Class QZ ........................       3,862
   2,000    0.00%, 12/25/08, Series 98-27,
              Class B, PO .....................       1,613
   1,352    4.68%, 1/25/09, Series 94-12, Class
              FC* .............................       1,352
     326    9.71%, 1/25/09, Series 94-12, Class
              SB, IF* .........................         339
     655    6.50%, 2/25/09, Series 94-20, Class
              Z ...............................         674
   1,770    6.50%, 2/25/09, Series 94-17, Class
              JB, IO ..........................         263
   1,000    11.40%, 2/25/09, Series 94-13,
              Class SK, IF* ...................       1,123
   1,500    0.00%, 3/25/09, Series 96-24, Class
              E, PO ...........................       1,212
   1,111    6.50%, 3/25/09, Series 95-13, Class
              B ...............................       1,150
      22    7.50%, 11/1/09, Pool #158 .........          23
   1,000    6.50%, 2/25/10, Series 94-40, Class
              VC ..............................       1,035
   3,200    7.00%, 4/25/10, Series 92-124,
              Class D .........................       3,333
     742    7.00%, 6/1/10, Pool #312903 .......         773
   1,729    6.50%, 12/1/10, Pool #322598 ......       1,779
   4,000    7.00%, 1/18/11, Series 97-23, Class
              VG ..............................       4,177
     688    6.50%, 4/1/11, Pool #337903 .......         707
   1,952    6.50%, 10/25/11, Series 01-49,
              Class VA ........................       1,999
   2,250    6.75%, 10/25/12, Series 93-65,
              Class D .........................       2,367
  11,978    6.50%, 5/1/13, Pool #429707 .......      12,243
   2,093    6.50%, 9/1/13, Pool #251982 .......       2,140
   2,665    6.37%, 11/25/13, Series 93-220,
              Class SE, IF* ...................       2,635

                                       26
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,097    17.50%, 11/25/13, Series 93-220,
              Class SD, IF* ...................  $    1,172
     800    5.25%, 12/25/13, Series 93-225,
              Class SS, IF* ...................         726
   1,000    19.32%, 12/25/13, Series 93-225,
              Class SG, IF* ...................       1,135
      13    7.50%, 5/1/14, Pool #57930 ........          13
   1,425    6.50%, 8/25/15, Series 01-61, Class
              VQ ..............................       1,445
   5,000    6.00%, 12/25/15, Series 01-78,
              Class VB ........................       4,872
     258    12.50%, 1/1/16, Pool #303306 ......         298
     443    6.00%, 12/25/16, Series G-22, Class
              G ...............................         441
   5,250    6.00%, 12/25/16, Series 01-71,
              Class QE ........................       5,137
  14,100    6.00%, 12/25/16, Series 01-74,
              Class MB ........................      13,790
   3,798    6.50%, 12/25/16, Series 01-50,
              Class VB ........................       3,778
     553    2.44%, 3/25/17, Series 96-27, Class
              FA* .............................         554
      28    7.00%, 4/1/17, Pool #44696 ........          29
     136    9.25%, 4/25/18, Series 88-7, Class
              Z ...............................         149
   3,250    4.39%, 6/25/18, Series 92-206,
              Class FA* .......................       3,307
   1,017    9.85%, 11/1/18, Series 97-77, Class
              M ...............................       1,017
     650    9.50%, 12/1/18, Pool #426839 ......         725
     389    6.56%, 3/1/19, Pool #116612* ......         390
      49    10.50%, 3/25/19, Series 50, Class
              2, IO ...........................          12
     147    7.78%, 8/1/19, Pool #111366* ......         149
     986    9.00%, 9/1/19, Pool #559423 .......       1,075
   1,106    8.00%, 10/25/19, Series 89-70,
              Class G .........................       1,169
   1,000    15.90%, 10/25/19, Series 93-156,
              Class SD, IF* ...................       1,037
     173    6.25%, 11/25/19, Series G93-32,
              Class PG ........................         175
     295    8.50%, 11/25/19, Series 89-83,
              Class H .........................         315
     406    9.00%, 11/25/19, Series 89-89,
              Class H .........................         447
     501    9.40%, 11/25/19, Series 89-78,
              Class H .........................         558

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   344    8.50%, 1/25/20, Series 90-97, Class
              B ...............................  $      371
     172    8.80%, 1/25/20, Series 90-1, Class
              D ...............................         186
      20    4.00%, 6/25/20, Series G92-66,
              Class HB ........................          20
     250    5.50%, 6/25/20, Series 90-60, Class
              K ...............................         247
     247    9.50%, 6/25/20, Series 90-63, Class
              H ...............................         269
     249    5.50%, 8/25/20, Series 90-93, Class
              G ...............................         247
     942    6.50%, 8/25/20, Series 90-102,
              Class J .........................         964
       3    505.00%, 8/25/20, Series 90-94,
              Class H, HB .....................          46
       2    1118.04%, 8/25/20, Series 90-95,
              Class J, HB, IO .................          54
     433    9.00%, 10/25/20, Series 90-120,
              Class H .........................         474
     101    18.69%, 11/25/20, Series 90-134,
              Class SC, IF* ...................         124
   1,199    6.50%, 12/25/20, Series 97-85,
              Class L, IO .....................          40
       6    652.15%, 12/25/20, Series 90-140,
              Class K, HB, IO .................         104
   1,030    10.00%, 1/25/21, Series 93-165,
              Class SX, IF* ...................       1,034
       0    908.50%, 2/25/21, Series 91-7,
              Class K, HB, IO .................           7
      31    8.00%, 3/1/21, Pool #70825 ........          33
   2,000    7.00%, 3/25/21, Series 01-4, Class
              PC ..............................       2,035
     737    13.96%, 5/25/21, Series 91-42,
              Class S, IF* ....................         802
     320    8.50%, 6/25/21, Series G-14, Class
              L ...............................         338
   1,365    8.75%, 6/25/21, Series G-18, Class
              Z ...............................       1,457
     933    8.75%, 10/25/21, Series G-35, Class
              M ...............................       1,004
   2,800    5.00%, 11/25/21, Series G92-66,
              Class JB ........................       2,826
   1,200    7.88%, 11/25/21, Series 92-215,
              Class PM ........................       1,254
   2,628    4.69%, 3/25/22, Series 92-33, Class
              F* ..............................       2,676
   7,000    7.00%, 4/25/22, Series 93-41, Class
              D ...............................       7,215

                                       27
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   470    5.00%, 5/25/22, Series G93-10,
              Class G .........................  $      475
       1    9597.60%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ...............         135
     316    7.00%, 7/25/22, Series G92-42,
              Class Z .........................         326
   5,000    7.50%, 7/25/22, Series G92-35,
              Class E .........................       5,191
   6,356    8.00%, 7/25/22, Series G92-44,
              Class ZQ ........................       6,865
   2,128    6.50%, 8/25/22, Series 96-59, Class
              J ...............................       2,151
   2,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO ..........................       1,829
     700    5.50%, 9/25/22, Series 92-143,
              Class MA ........................         694
   4,684    7.50%, 9/25/22, Series G92-54,
              Class ZQ ........................       4,974
   1,241    7.50%, 11/1/22, Pool #189190 ......       1,297
      20    6.75%, 12/25/22, Series 93-46,
              Class O .........................          20
   2,000    8.12%, 12/25/22, Series 93-225,
              Class VO, IF* ...................       2,115
   1,241    6.50%, 2/25/23, Series 93-5, Class
              Z ...............................       1,257
     497    19.89%, 2/25/23, Series 98-35,
              Class SV, IF* ...................         520
   9,700    6.00%, 3/25/23, Series 93-41, Class
              PH ..............................      10,047
   4,472    7.00%, 3/25/23, Series 93-37, Class
              PX ..............................       4,702
     732    7.50%, 4/1/23, Series 218, Class 2,
              IO ..............................         171
     682    0.00%, 4/25/23, Series 98-4, Class
              C, PO ...........................         566
   2,877    12.07%, 4/25/23, Series 93-62,
              Class SA, IF* ...................       3,169
   1,342    0.00%, 5/25/23, Series 93-146,
              Class D, PO......................       9,987
  12,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO .....................       1,317
   4,163    3.61%, 6/25/23, Series 94-82, Class
              SA, IF, IO* .....................         115
     898    6.15%, 7/25/23, Series 93-115,
              Class SD, IF* ...................         856
   1,000    6.50%, 7/25/23, Series 93-122,
              Class M .........................       1,016
   3,245    6.50%, 7/25/23, Series 96-59, Class
              K ...............................       3,220
     145    6.96%, 7/25/23, Series 93-113,
              Class S, IF, IO* ................           1
   4,000    5.82%, 8/25/23, Series 96-14, Class
              SE, IF, IO* .....................       1,194

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,920    6.06%, 8/25/23, Series 94-36, Class
              SG, IF, IO* .....................  $       66
     289    10.70%, 8/25/23, Series G93-27,
              Class SE, IF* ...................         262
     461    12.65%, 8/25/23, Series 93-113,
              Class SE, IF* ...................         455
     703    21.94%, 8/25/23, Series 93-139,
              Class SG, IF* ...................         694
     451    0.00%, 9/25/23, Series 93-228,
              Class E, PO .....................         439
     450    3.00%, 9/25/23, Series 93-193,
              Class B .........................         450
     933    6.50%, 9/25/23, Series 93-178,
              Class PK ........................         900
     176    7.06%, 9/25/23, Series 93-155,
              Class SB, IF, IO* ...............           6
   1,137    7.16%. 9/25/23, Series 93-165,
              Class SD, IF* ...................       1,077
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PI ........................      10,072
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA ........................       5,034
   1,354    9.39%, 10/25/23, Series 93-183,
              Class SH* .......................       1,374
     467    0.00%, 11/25/23, Seires 94-9, Class
              E, PO ...........................         386
   1,134    9.80%, 11/25/23, Series 93-207,
              Class SC, IF* ...................       1,090
   9,000    6.00%, 12/18/23, Series 97-79,
              Class PE ........................       9,143
     793    0.00%, 12/25/23, Series 97-24,
              Class PQ, PO ....................         642
      11    4.83%, 12/25/23, Series 93-223,
              Class FB* .......................          12
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G .........................       3,072
   3,496    7.00%, 12/25/23, Series 93-250,
              Class Z .........................       3,681
     671    9.38%, 12/25/23, Series 93-223,
              Class SP, IF* ...................         680
      10    10.85%, 12/25/23, Series 93-223,
              Class SB, IF* ...................          11

                                       28
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,000    14.60%, 12/25/23, Series 93-223,
              Class SN, IF* ...................  $    1,712
   2,144    14.94%, 12/15/23, Series 93-247,
              Class SA, IF* ...................       2,431
   1,046    16.17%, 12/25/23, Series 93-223,
              Class SO, IF* ...................       1,077
     591    10.00%, 2/1/24, Pool #479469 ......         661
   6,559    0.00%, 2/25/24, Series 99-16, Class
              B, PO ...........................       5,049
     128    2.34%, 3/25/24, Series 94-39, Class
              F* ..............................         128
       3    4.73%, 3/25/24, Series 94-36, Class
              FA* .............................           3
      10    6.50%, 3/25/24, Series 95-18, Class
              B ...............................          10
   2,000    10.12%, 3/25/24, Series 94-28,
              Class SC, IF* ...................       1,559
      49    17.32%, 3/25/24, Series 94-39,
              Class S, IF* ....................          53
     584    8.00%, 5/1/24, Pool #250066 .......         619
     909    8.50%, 7/1/24, Pool #250103 .......         980
     804    7.50%, 10/1/24, Pool #303031 ......         839
     738    7.00%, 11/17/24, Series G94-13,
              Class ZB ........................         724
     901    8.80%, 1/25/25, Series G95-1, Class
              C ...............................         986
     231    7.50%, 5/1/25, Pool #311810 .......         241
      77    7.50%, 5/1/25, Pool #293928 .......          81
     159    8.50%, 5/1/25, Pool #308499 .......         172
     190    8.50%, 6/1/25, Pool #315277 .......         205
   1,080    7.00%, 7/1/25, Pool #312931 .......       1,107
   1,160    7.00%, 7/1/25, Pool #290387 .......       1,190
   2,500    7.00%, 1/25/26, Series 96-32, Class
              PH ..............................       2,528
     226    9.00%, 4/1/26, Pool #446278 .......         246
     939    6.99%, 6/1/26, Pool #341503* ......         968
   1,199    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ..........................         152
     306    8.50%, 11/1/26, Pool #411183 ......         331
   1,108    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ..........................          20
   5,453    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ..........................         255
   4,718    1.84%, 3/25/27, Series 97-20, Class
              IB, IO ..........................         225

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,686    7.50%, 4/18/27, Series 97-27, Class
              J ...............................  $    3,860
   6,000    7.50%, 4/20/27, Series 97-29, Class
              J ...............................       6,291
   3,284    7.50%, 5/20/27, Series 97-39, Class
              PD ..............................       3,428
   1,000    6.50%, 6/25/27, Series 00-16, Class
              PC ..............................       1,015
   2,385    8.50%, 8/1/27, Pool #253605 .......       2,574
     817    5.36%, 9/1/27, Pool #54844* .......         831
   2,001    7.00%, 9/1/27, Pool #313687 .......       2,048
   6,314    7.00%, 12/18/27, Series 97-81,
              Class PI, IO ....................       1,372
   7,816    6.00%, 8/1/28, Pool #423236 .......       7,700
   1,585    6.20%, 1/25/29, Series 98-70, Class
              AG ..............................       1,580
   2,641    8.50%, 1/25/29, Series 98-70, Class
              AD ..............................       2,722
     936    5.37%, 3/1/29, Pool #303532* ......         952
   1,035    34.44%, 6/25/29, Series 99-28,
              Class SB, IF* ...................       1,097
   1,700    6.00%, 7/25/29, Series 01-80, Class
              PE ..............................       1,662
     758    8.50%, 2/1/30, Pool #566784 .......         818
   3,441    7.50%, 2/25/30, Series 00-2, Class
              ZE ..............................       3,630
   6,500    6.00%, 7/25/31, Series 01-33, Class
              ID, IO ..........................       2,729
   3,691    6.50%, 8/25/31, Series 01-35, Class
              CM ..............................       3,744
                                                 ----------
                                                    327,159
                                                 ----------
Freddie Mac (25.6%):
   1,885    5.87%, 5/12/03, Series 2Z03 .......       1,966
   3,396    5.71%, 9/15/04, Series 1982, Class
              SB, IF, IO* .....................          92
     920    7.70%, 9/20/04, Series AT04 .......       1,013
   2,884    6.50%, 10/1/04, Gold Pool
              #M80495 .........................       2,957
   1,000    7.59%, 3/10/05, Series Q-05 .......       1,104
       3    1008.12%, 5/15/06, Series 1072,
              Class A, HB, IO .................          35
       1    1008.12%, 6/15/06, Series 1098,
              Class M, HB, IO .................           6
     855    7.20%, 7/18/06 ....................         940
     242    7.50%, 2/15/07, Series 1322, Class
              G ...............................         245
     544    4.50%, 3/15/07, Series 1295, Class
              JB ..............................         549
      15    8.00%, 4/1/07, Pool #160022 .......          16

                                       29
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     3    981.87%, 6/15/07, Series 1298,
              Class L, HB, IO .................  $       43
      37    6.64%, 10/15/07, Series 1389, Class
              SA, IF* .........................          38
   5,006    4.50%, 11/15/07, Series 1404, Class
              FA ..............................       5,006
   2,000    8.50%, 11/15/07, Series 1754, Class
              DE ..............................       2,062
     538    10.63%, 11/15/07, Series 1414,
              Class LB, IF* ...................         569
     240    11.53%, 11/15/07, Series 1639,
              Class S, IF* ....................         249
     146    5.17%, 12/15/07, Series 1450, Class
              F* ..............................         147
   2,469    7.00%, 1/15/08, Series 1473, Class
              HA ..............................       2,587
     726    7.06%, 2/15/08, Series 1465, Class
              SA, IF, IO* .....................          63
     634    5.50%, 4/15/08, Series 2108, Class
              PE ..............................         647
      55    6.00%, 4/15/08, Series 1531, Class
              K ...............................          55
   1,018    0.00%, 5/15/08, Series 1989, Class
              L, PO ...........................         961
     947    3.62%, 5/15/08, Series 1513, Class
              AG* .............................         958
     495    4.97%, 5/15/08, Series 1513, Class
              TA* .............................         497
     428    5.28%, 5/15/08, Series 1506, Class
              F* ..............................         438
   1,361    6.56%, 5/15/08, Series 1506, Class
              SD, IF, IO* .....................          86
      73    11.82%, 5/15/08, Series 1506, Class
              S, IF* ..........................          84
   1,000    6.00%, 7/15/08, Series 1708, Class
              D ...............................       1,038
   1,163    8.50%, 7/15/08, Series 1549, Class
              K ...............................       1,273
     290    7.50%, 8/1/08, Gold Pool
              #G10117 .........................         305
   2,417    0.00%, 8/15/08, Series 1900, Class
              T, PO ...........................       2,148
     106    4.35%, 8/15/08, Series 1564, Class
              FB* .............................         106
     828    7.88%, 8/15/08, Series 1565, Class
              K, IF* ..........................         848
      46    10.66%, 8/15/08, Series 1561, Class
              SC, IF* .........................          46
      49    11.26%, 8/15/08, Series 1564, Class
              SB, IF* .........................          49

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    38    7.50%, 9/1/08, Pool #252600 .......  $       39
     886    5.00%, 9/15/08, Series 1586, Class
              M ...............................         862
     220    6.00%, 9/15/08, Series 1586, Class
              A ...............................         225
     401    19.78%, 9/15/08, Series 1580, Class
              SC, IF* .........................         430
   2,060    0.00%, 10/15/08, Series 1967, Class
              PC, PO ..........................       1,871
     442    0.00%, 10/15/08, Series 1900, Class
              I, PO ...........................         366
     850    8.60%, 10/15/08, Series 1600, Class
              SC, IF* .........................         925
   3,958    11.45%, 10/15/08, Series 1587,
              Class SL, IF* ...................       4,646
     685    14.68%, 10/15/08, Series 1598,
              Class S, IF* ....................         721
   1,300    8.55%, 11/15/08, Series 1604, Class
              SA, IF* .........................       1,374
   1,302    9.37%, 11/15/08, Series 1604, Class
              SH, IF* .........................       1,335
   1,000    0.00%, 12/15/08, Series 1948, Class
              A, PO ...........................         830
   1,227    2.44%, 12/15/08, Series 1635, Class
              O* ..............................       1,225
     791    3.09%, 12/15/08, Series 1655, Class
              F* ..............................         802
     532    4.73%, 12/15/08, Series 1647, Class
              FB* .............................         533
  11,864    6.00%, 12/15/08, Series 1624, Class
              KZ ..............................      12,164
   1,606    8.50%, 12/15/08, Series 1625, Class
              SD, IF* .........................       1,730
     596    9.79%, 12/15/08, Series 1647, Class
              SB, IF* .........................         640
     652    10.89%, 12/15/08, Series 2017,
              Class SE, IF* ...................         716
      95    21.29%, 12/15/08, Series 1655,
              Class SA, IF* ...................         104
   2,000    6.50%, 1/15/09, Series 1660, Class
              P ...............................       2,072
     997    0.00%, 2/15/09, Series 1679, Class
              N, PO ...........................         829
   1,392    8.64%, 2/15/09, Series 1796, Class
              S, IF* ..........................       1,460

                                       30
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   650    2.49%, 3/15/09, Series 1900, Class
              FA* .............................  $      651
   1,480    9.22%, 3/15/09, Series 1698, Class
              SC, IF* .........................       1,518
   1,000    6.21%, 6/2/09, Series GA09 ........       1,045
   2,704    7.50%, 8/1/09, Pool #G10740 .......       2,846
     423    8.50%, 1/1/10, Gold Pool
              #E00356 .........................         450
     906    8.50%, 1/1/10, Gold Pool
              #G10305 .........................         963
   3,000    6.00%, 2/15/10, Series 2124, Class
              PB ..............................       3,104
      74    7.00%, 8/1/10, Gold Pool
              #E20187 .........................          77
   1,124    7.00%, 9/1/10, Gold Pool
              #E00393 .........................       1,173
     786    7.50%, 9/1/10, Gold Pool
              #E62448 .........................         827
     959    7.50%, 7/1/11, Gold Pool
              #E20253 .........................       1,007
   4,367    6.56%, 3/15/12, Series 1933, Class
              SJ, IF, IO* .....................         187
   3,314    7.00%, 9/1/12, Gold Pool
              #E00506 .........................       3,448
   4,000    6.30%, 1/15/13, Series 2025, Class
              PE ..............................       4,099
   6,225    7.00%, 2/15/13, Series 1942, Class
              VD ..............................       6,510
   1,389    6.21%, 10/15/13, Series 1595, Class
              S, IF, IO* ......................          33
   3,788    6.25%, 10/15/13, Series 1607, Class
              H ...............................       3,887
     168    6.50%, 12/1/13, Pool #C90043 ......         171
     800    6.00%, 12/15/13, Series 2102, Class
              TC ..............................         791
   2,000    6.50%, 5/15/14, Series 2312, Class
              KV ..............................       2,039
   7,579    7.00%, 5/15/14, Series 2299, Class
              G ...............................       7,934
   1,679    7.50%, 10/1/14, Gold Pool
              #G11169 .........................       1,766
   3,500    5.50%, 5/15/15, Series 2391, Class
              QE ..............................       3,334
     295    12.00%, 8/1/15, Pool #170269 ......         334
  12,000    6.50%, 9/15/15, Series 2353, Class
              PC ..............................      12,212
   6,000    6.50%, 12/15/15, Series 2054, Class
              VB ..............................       6,119
   3,000    6.50%, 8/15/16, Series 2345, Class
              PQ  .............................       3,023
  13,000    6.00%, 9/15/16, Series 2353, Class
              TD ..............................      12,643
   5,401    7.50%, 12/15/16, Series 2261, Class
              VY ..............................       5,670

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $10,000    6.50%, 5/15/18, Series 2056, Class
              TD ..............................  $   10,248
     533    6.00%, 1/15/19, Series 2120, Class
              E ...............................         518
     124    12.00%, 7/1/19, Pool #555238 ......         141
     721    9.50%, 7/15/19, Series 11, Class
              D ...............................         772
     525    7.50%, 11/15/29, Series 2196, Class
              TL ..............................         543
     127    6.00%, 12/15/19, Series 1666, Class
              E ...............................         128
     130    7.15%, 2/15/20, Series 1446, Class
              G ...............................         130
   1,332    6.00%, 4/15/20, Series 1534, Class
              F ...............................       1,341
      16    84.00%, 5/15/20, Series 41, Class
              I, HB ...........................          30
   2,000    6.50%, 6/15/20, Series 2362, Class
              PD ..............................       2,026
     163    10.00%, 6/15/20, Series 47, Class
              F ...............................         175
     181    8.00%, 7/1/20, Gold Pool
              #A01047 .........................         194
     429    7.80%, 9/15/20, Series 46, Class
              B ...............................         448
     242    9.00%, 10/15/20, Series 1807, Class
              G ...............................         259
   1,966    6.95%, 1/15/21, Series 114, Class
              H ...............................       2,032
       6    8.60%, 1/15/21, Series 85, Class
              C ...............................           6
     325    9.50%, 1/15/21, Series 99, Class
              Z ...............................         346
     683    13.53%, 1/15/21, Series 1362, Class
              S, IF* ..........................         696
     120    2.89%, 5/15/21, Series 1084, Class
              F* ..............................         122
     142    27.41%, 5/15/21, Series 1079, Class
              S, IF* ..........................         176
      84    36.51%, 5/15/21, Series 1084, Class
              S, IF* ..........................         114
   4,467    7.50%, 6/15/21, Series 1365, Class
              PN ..............................       4,569
     685    8.50%, 9/15/21, Series 1144, Class
              KB ..............................         726
   9,440    6.50%, 10/15/21, Series 1590, Class
              GA ..............................       9,827
       2    1179.24%, 11/15/21, Series 1172,
              Class L, HB, IO* ................          51
     449    7.75%, 12/15/21, Series 1347, Class
              HB* .............................         460

                                       31
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    70    7.00%, 12/20/21, Series 56, Class
              A ...............................  $       70
      10    959.83%, 1/15/22, Series 1196,
              Class B, HB* ....................         142
   2,500    0.00%, 2/15/22, Series 87, Class W,
              PO ..............................       2,056
  10,226    8.00%, 2/15/22, Series 1212, Class
              IZ ..............................      11,214
   2,000    7.00%, 3/15/22, Series 1206, Class
              LA ..............................       2,066
      17    8.00%, 4/1/22, Gold Pool
              #D17768 .........................          18
   1,100    7.00%, 5/15/22, Series 1250, Class
              J ...............................       1,137
   2,450    10.98%, 5/15/22, Series 1621, Class
              SC, IF* .........................       2,489
   3,000    8.00%, 8/15/22, Series 1343, Class
              LA ..............................       3,199
   2,000    6.50%, 8/25/22, Series 8, Class
              J ...............................       2,046
   2,500    3.50%, 9/15/22, Series 1591, Class
              FH* .............................       2,578
     217    4.73%, 10/15/22, Series 1646, Class
              MB* .............................         217
      92    8.50%, 10/15/22, Series 1646, Class
              MD, IF* .........................          93
   3,011    11.54%, 10/15/22, Series 1673,
              Class S, IF* ....................       3,062
   3,500    0.00%, 11/15/22, Series 02, Class
              A, PO ...........................       3,164
     323    2.59%, 12/15/22, Series 1483, Class
              FB* .............................         321
   3,000    2.62%, 1/15/23, Series 1603, Class
              IF* .............................       3,054
     155    9.50%, 1/18/23, Series 95, Class
              E ...............................         156
     204    4.63%, 2/15/23, Series 1470, Class
              F* ..............................         201
   1,500    4.28%, 4/15/23, Series 1672, Class
              FB* .............................       1,530
   1,500    7.50%, 4/15/23, Series 1491, Class
              I ...............................       1,550
   1,525    9.00%, 5/15/23, Series 1614, Class
              VC, IF* .........................       1,541
     763    12.34%, 5/15/23, Series 1614, Class
              VB, IF* .........................         776
     602    16.90%, 5/15/23, Series 1592, Class
              TB, IF* .........................         610
       2    1502.88%, 5/15/23, Series 204,
              Class E, HB* ....................          56

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,000    4.43%, 6/15/23, Series 1665, Class
              FA* .............................  $    1,019
     824    7.00%, 6/15/23, Series 27, Class
              PD ..............................         830
     874    10.98%, 6/15/23, Series 1633, Class
              SB, IF* .........................         892
   2,143    11.60%, 6/15/23, Series 1608, Class
              SD, IF* .........................       2,302
   2,362    4.22%, 7/15/23, Series 1541, Class
              O* ..............................       2,330
   2,500    6.50%, 7/15/23, Series 1558, Class
              D ...............................       2,524
   1,672    3.38%, 8/15/23, Series 1611, Class
              JA* .............................       1,682
   1,525    14.49%, 8/15/23, Series 1611, Class
              JB, IF* .........................       1,546
   8,362    6.25%, 9/15/23, Series 1589, Class
              Z ...............................       8,220
      11    11.76%, 9/15/23, Series 1583, Class
              NS, IF* .........................          11
   2,000    8.69%, 10/15/23, Series 1689, Class
              SD, IF* .........................       2,191
   1,089    21.29%, 10/15/23, Series 1859,
              Class SB, IF, IO* ...............         228
     639    6.00%, 11/15/23, Series 1685, Class
              Z ...............................         617
      21    8.50%, 11/15/23, Series 1619, Class
              SD, IF* .........................          22
   3,823    10.09%, 11/15/23, Series 1610,
              Class SD, IF* ...................       3,657
   9,104    11.76%, 11/15/23, Series 1632,
              Class SA, IF* ...................       9,046
     995    6.25%, 11/25/23, Series 24, Class
              ZE ..............................         946
   1,000    6.50%, 12/15/23, Series 2283, Class
              K ...............................       1,017
   2,500    12.64%, 12/15/23, Series 1628,
              Class S, IF* ....................       2,319
     713    19.08%, 12/15/23, Series 1854,
              Class SE, IF, IO* ...............          92
   1,653    0.00%, 2/15/24, Series 1700, Class
              GA, PO ..........................       1,441
   1,908    7.00%, 2/15/24, Series 1670, Class
              L ...............................       2,012
   1,983    4.23%, 3/15/24, Series 1689, Class
              FC* .............................       1,981

                                       32
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,718    12.02%, 3/15/24, Series 1750, Class
              S, IF* ..........................  $    2,781
   4,000    15.14%, 3/15/24, Series 2033, Class
              SN, IF, IO* .....................       1,987
   1,096    5.56%, 4/25/24, Series 29, Class
              SD, IF, IO* .....................          72
   2,300    0.00%, 5/15/24, Series 2306, Class
              K, PO ...........................       1,778
   5,600    5.67%, 5/15/24, Series 2306, Class
              SE, IF, IO* .....................       1,122
     701    8.00%, 8/1/24, Gold Pool
              #G00245 .........................         742
   2,000    7.50%, 8/15/24, Series 1745, Class
              D ...............................       2,117
     612    8.00%, 11/1/24, Gold Pool
              #C00376 .........................         648
   2,600    0.00%, 2/15/25, Series 2299, Class
              LP ..............................       2,387
   2,450    0.00%, 5/15/25, Series 2299, Class
              KP, PO ..........................       2,148
     957    7.50%, 8/1/25, Gold Pool
              #C00414 .........................         995
     153    7.75%, 9/15/25, Series 2223, Class
              GB ..............................         154
   1,056    7.50%, 2/15/26, Series 1935, Class
              CB ..............................       1,083
   1,649    7.00%, 4/1/26, Gold Pool
              #C00452 .........................       1,688
     426    6.98%, 7/1/26, Pool #785618* ......         438
   2,885    7.41%, 1/1/27, Pool #611141* ......       2,918
   7,038    7.50%, 1/15/27, Series 1927, Class
              PH ..............................       7,417
   2,207    0.00%, 1/18/27, Series 2001-11,
              Class JP, PO ....................       2,027
   5,184    6.00%, 5/15/27, Series 1981, Class
              Z ...............................       4,809
   3,000    7.50%, 9/15/27, Series 1987, Class
              PE ..............................       3,156
   1,150    6.50%, 1/15/28, Series 2200, Class
              C ...............................       1,171
   5,000    6.50%, 1/15/28, Series 2137, Class
              TM ..............................       5,058
   4,794    7.00%, 3/15/28, Series 2038, Class
              PN, IO ..........................         812
   1,800    7.50%, 3/15/28, Series 2040, Class
              PE ..............................       1,882
  10,000    6.50%, 6/15/28, Series 2063, Class
              PG ..............................       9,971
   3,228    8.50%, 7/1/28, Gold Pool
              #G00981 .........................       3,475
   3,000    6.50%, 10/15/28, Series 2362, Class
              PJ ..............................       2,999
   4,000    7.00%, 10/15/28, Series 2089, Class
              PJ, IO ..........................       1,423
   1,664    6.00%, 2/15/29, Series 2121, Class
              GM ..............................       1,610
   7,508    6.50%, 4/1/29, Gold Pool
              #C25557 .........................       7,550
   2,000    8.00%, 11/15/29, Series 2201, Class
              C ...............................       2,144

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,000    8.00%, 3/15/30, Series 2224, Class
              CB ..............................  $    5,292
     515    0.00%, 5/15/31, Series 2318, PO ...         390
                                                 ----------
                                                    363,579
                                                 ----------
Government National Mortgage Assoc. (9.1%):
       1    8.00%, 3/15/02, Pool #205933 ......           1
       1    8.00%, 3/15/02, Pool #210065 ......           1
       1    8.00%, 5/15/02, Pool #203042 ......           1
       2    8.00%, 5/15/02, Pool #180296 ......           2
       0    8.50%, 5/15/02, Pool #213776 ......           0
       3    8.50%, 6/15/02, Pool #2297 ........           3
       1    9.00%, 8/15/02, Pool #232424 ......           1
       0    9.00%, 10/15/02, Pool #246307 .....           0
       1    9.00%, 11/15/02, Pool #235553 .....           1
       4    8.50%, 9/15/04, Pool #274390 ......           5
      19    8.50%, 10/15/04, Pool #277469 .....          20
      12    9.00%, 10/15/04, Pool #281655 .....          13
       5    9.00%, 10/15/04, Pool #229506 .....           5
      22    8.50%, 11/15/04, Pool #253471 .....          23
      19    9.00%, 5/15/05, Pool #288771 ......          20
       6    9.00%, 6/15/05, Pool #283904 ......           7
      21    9.00%, 8/15/05, Pool #297031 ......          23
       3    9.00%, 10/15/05, Pool #292589 .....           4
      13    9.50%, 10/15/05, Pool #291846 .....          14
       7    9.00%, 11/15/05, Pool #299161 .....           8
      25    9.00%, 11/15/05, Pool #292610 .....          27
      16    7.50%, 2/15/06, Pool #7855 ........          17
      25    8.50%, 4/15/06, Pool #307487 ......          26
      19    7.50%, 6/15/06, Pool #7855 ........          19
      19    8.00%, 10/15/06, Pool #11503 ......          20
       3    8.00%, 1/15/07, Pool #14709 .......           3
       4    7.50%, 4/15/07, Pool #16991 .......           5
      94    7.50%, 5/15/07, Pool #329528 ......          99
      28    7.50%, 7/15/07, Pool #17316 .......          30
      58    7.50%, 8/15/07, Pool #19015 .......          61
      16    9.00%, 1/15/09, Pool #26076 .......          18
      55    9.00%, 4/15/09, Pool #30352 .......          60
      39    8.00%, 5/15/09, Pool #385676 ......          41
   1,783    6.50%, 7/15/09, Pool #780316 ......       1,852
       5    8.00%, 8/15/09, Pool #372143 ......           5

                                       33
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   170    8.00%, 10/15/09, Pool #380639 .....  $      181
       6    9.50%, 10/15/09, Pool #36582 ......           7
     530    7.50%, 2/15/12, Pool #393363 ......         560
     637    7.50%, 3/15/12, Pool #441145 ......         672
     778    7.50%, 3/15/12, Pool #399163 ......         822
   1,000    7.00%, 7/16/13, Series 96-21, Class
              J ...............................       1,027
      24    9.00%, 8/15/16, Pool #164502 ......          26
      15    9.00%, 9/15/16, Pool #179044 ......          17
       3    9.00%, 9/15/16, Pool #175362 ......           3
      18    9.50%, 9/15/16, Pool #158201 ......          20
       9    9.00%, 12/15/16, Pool #198652 .....          10
      40    8.50%, 1/15/17, Pool #203625 ......          44
       8    9.50%, 1/15/17, Pool #185619 ......           9
       3    8.50%, 3/15/17, Pool #196700 ......           4
       9    9.00%, 3/15/17, Pool #180330 ......          10
      59    8.50%, 5/15/17, Pool #217536 ......          64
       5    8.50%, 6/15/17, Pool #188545 ......           5
     808    8.50%, 11/15/17, Pool #780086 .....         877
      44    9.00%, 7/15/18, Pool #226769 ......          48
       3    9.50%, 9/15/18, Pool #258627 ......           4
      10    9.50%, 12/15/18, Pool #229531 .....          11
     645    12.00%, 11/15/19, Pool #780149 ....         756
       8    9.00%, 2/15/20, Pool #286315 ......           9
      60    9.50%, 2/15/20, Pool #284959 ......          68
      15    9.50%, 9/15/20, Pool #292918 ......          17
      35    9.00%, 7/15/21, Pool #311256 ......          39
      86    8.00%, 4/15/22, Pool #325461 ......          91
      13    8.00%, 5/15/22, Pool #320675 ......          14
       4    8.00%, 5/15/22, Pool #317358 ......           4
      26    8.00%, 5/15/22, Pool #317346 ......          28
     134    8.00%, 7/15/22, Pool #183670 ......         143
     131    7.50%, 8/15/22, Pool #333881 ......         137
     620    8.00%, 9/15/22, Pool #297628 ......         660
   2,776    6.50%, 9/20/22, Series 98-23, Class
              XI, IO ..........................         433
     420    7.50%, 11/15/22, Pool #313110 .....         439
     752    7.00%, 8/15/23, Pool #352108 ......         775
   3,939    7.00%, 9/15/23, Pool #363030 ......       4,060
   1,114    7.00%, 11/15/23, Pool #352022 .....       1,148
   5,146    6.50%, 1/15/24, Pool #366706 ......       5,208
   4,934    7.00%, 2/15/24, Pool #371281 ......       5,084
   1,576    0.00%, 2/20/24, Series 98-23, Class
              AP, PO ..........................       1,447
   1,000    7.49%, 7/16/24, Series 94-3, Class
              PQ ..............................       1,055

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 5,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ..............................  $    5,398
     989    9.00%, 11/15/24, Pool #780029 .....       1,083
     216    8.50%, 3/20/25, Pool #1974 ........         230
     910    8.50%, 4/20/25, Pool #1989 ........         969
   1,304    8.50%, 5/20/25, Pool #2006 ........       1,388
   5,255    8.05%, 6/16/25, Series 95-3, Class
              DQ ..............................       5,576
   2,297    7.50%, 9/16/25, Series 95-7, Class
              CQ ..............................       2,397
   1,000    7.50%, 9/17/25, Series 98-26, Class
              K ...............................       1,048
   2,031    9.50%, 12/15/25, Pool #780965 .....       2,270
     272    8.00%, 12/20/25, Pool #2141 .......         287
     547    7.50%, 1/15/26, Pool #416874 ......         570
     784    7.50%, 3/15/26, Pool #422292 ......         816
     702    7.50%, 4/15/26, Pool #426059 ......         732
   4,804    7.50%, 4/18/26, Series 97-8, Class
              PD ..............................       5,060
   2,000    7.50%, 6/16/26, Series 00-9, Class
              PB ..............................       2,119
     444    8.00%, 6/20/26, Pool #2234 ........         468
     181    8.00%, 7/15/26, Pool #428509 ......         192
     667    8.00%, 7/15/26, Pool #426612 ......         705
   8,000    7.50%, 8/16/26, Series 96-16, Class
              E ...............................       8,455
     541    8.00%, 8/20/26, Pool #2270 ........         570
     611    8.00%, 9/20/26, Pool #2285 ........         643
   1,004    7.50%, 11/15/26, Pool #442119 .....       1,046
     416    8.00%, 11/20/26, Pool #2324 .......         438
   1,094    0.00%, 12/16/26, Series 99-15,
              Class PE, PO ....................       1,021
   2,079    7.50%, 7/15/27, Pool #411829 ......       2,163
   1,246    7.50%, 7/15/27, Pool #442119 ......       1,297
   1,201    8.00%, 10/20/27, Pool #2499 .......       1,260
   1,090    8.00%, 11/20/27, Pool #2512 .......       1,144
     553    8.00%, 12/20/27, Pool #2525 .......         580
     739    7.50%, 2/20/28, Pool #2549 ........         767
   7,065    6.00%, 3/20/28, Pool #2562 ........       6,910
     462    8.00%, 5/15/28, Pool #456883 ......         486
   1,046    8.00%, 6/20/28, Pool #2606 ........       1,094
     514    7.50%, 7/15/23, Pool #481915 ......         534
     352    8.00%, 7/15/28, Pool #468066 ......         370
     677    8.50%, 8/15/28, Pool #468149 ......         711
     202    8.00%, 8/20/28, Pool #2633 ........         212
   7,417    6.50%, 9/15/28, Pool #468236 ......       7,461
   1,312    7.50%, 9/15/28, Pool #486537 ......       1,363
   2,457    7.50%, 9/20/28, Pool #2646 ........       2,548
   1,416    8.00%, 10/20/28, Pool #2661 .......       1,481
   8,223    6.00%, 11/15/28, Pool #466406 .....       8,091

                                       34
Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 8,294    6.00%, 2/20/29, Series 99-4, Class
              ZB ..............................  $    7,300
  14,554    6.70%, 8/16/29, Series 99-30, Class
              S, IF, IO* ......................       1,062
   2,361    8.00%, 11/16/29, Series 99-41,
              Class Z .........................       2,497
   8,000    8.00%, 12/20/30, Series 00-37,
              Class B .........................       8,624
                                                 ----------
                                                    129,907
                                                 ----------
  Total U.S. Government Agency Mortgages            820,645
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Other U.S. Agencies (0.2%):
     905    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ..........................         905
   1,697    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .........................       1,697
                                                 ----------
  Total U.S. Government Agency Securities             2,602
                                                 ----------
U.S. TREASURY OBLIGATIONS (12.6%):
U.S. Treasury Bonds (8.0%):
   1,575    11.75%, 2/15/10 ...................       1,931
  22,776    12.75%, 11/15/10 ..................      29,632
  32,560    10.38%, 11/15/12 ..................      41,781
   8,000    12.00%, 8/15/13 ...................      11,179
   1,000    12.50%, 8/15/14 ...................       1,470
  20,000    11.75%, 11/15/14 ..................      28,610
                                                 ----------
                                                    114,603
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (2.5%):
 $31,082    3.38%, 1/15/07 ....................  $   31,202
   2,201    3.63%, 1/15/08 ....................       2,226
   2,113    4.25%, 1/15/10 ....................       2,218
                                                 ----------
                                                     35,646
                                                 ----------
U.S. Treasury Notes (0.2%):
   2,150    6.13%, 8/15/07 ....................       2,314
                                                 ----------
U.S. Treasury STRIPS (1.9%):
   3,500    5/15/08 ...........................       2,557
  12,600    5/15/09 ...........................       8,637
   5,500    11/15/09 ..........................       3,605
   4,850    5/15/12 ...........................       2,724
   1,000    5/15/14 ...........................         489
   6,000    8/15/14 ...........................       2,887
   1,005    11/15/14 ..........................         475
   2,500    2/15/15 ...........................       1,166
   1,000    11/15/15 ..........................         443
   3,250    2/15/16 ...........................       1,408
   7,300    2/15/16 ...........................       3,189
                                                 ----------
                                                     27,580
                                                 ----------
  Total U.S. Treasury Obligations                   180,143
                                                 ----------
Total (Cost $1,403,105)(a)                       $1,428,775
                                                 ==========

------------
Percentages indicated are based on net assets of $1,426,430.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 41,286
                   Unrealized depreciation......................   (15,616)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 25,670
                                                                  ========

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

   Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates.

   The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2001.
See notes to financial statements.

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 ASSET BACKED SECURITIES (3.5%):
 $ 4,100    Americredit Automobile Receivables
              Trust, Series 01-D, Class A4,
              4.41%, 11/12/08 .................  $    4,078
     362    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03 ..................         363
     154    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 .................         155
   2,000    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08 .........................       2,055
   6,300    Conseco Finance, Series 01-B, Class
              1M1, 7.27%, 6/15/32 .............       6,493
   3,626    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03 .............       3,671
   7,505    First Security Auto, Series 00-1,
              Class A3, 7.30%, 7/15/04 ........       7,684
   5,700    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04 .........................       5,925
   5,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04 ........................       5,267
   3,000    Green Tree Financial Corp., Series
              95-4, Class A6, 7.30%,
              7/15/25 .........................       3,165
   4,000    Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06 ........................       4,260
   2,000    Household Automotive Trust, Series
              00-3, Class A4, 7.16%, 5/17/07 ..       2,145
   2,527    Merrill Lynch Mortgage Investors,
              Inc., Series 00-1C, Class A3,
              0.00%, 8/28/30, PO ..............       1,505
   4,346    Merrill Lynch, Inc., Series 144-S,
              7.43%, 7/25/24 ..................       4,346
   2,400    Onyx Acceptance Auto Trust, 4.32%,
              10/15/08, Series 01-D, Class
              A4 ..............................       2,380
   1,200    Onyx Acceptance Grantor Trust,
              Series 97-C, Class A4, 6.76%,
              5/15/04 .........................       1,241
   1,550    Onyx Acceptance Grantor Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05 .........................       1,648
   2,900    Providian Master Trust, Series
              99-2, Class A, 6.60%, 4/16/07 ...       2,962
   6,754    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.57%,
              4/25/08* ........................       6,774
   1,800    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08 ..........................       1,945

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 3,806    Textron Financial Corp. Receivables
              Trust, Series 00-A, Class A,
              7.13%, 11/15/04 (b) .............  $    3,940
  10,000    Textron Financial Corp. Receivables
              Trust, Series 00-C, Class A3,
              6.61%, 2/15/15 (b) ..............      10,362
   2,000    WFS Financial Owner Trust, Series
              99-C, Class A3, 7.07%,
              10/20/04 ........................       2,093
   6,000    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%,
              7/20/05 .........................       6,220
   2,000    WFS Financial Owner Trust, Series
              00-A, Class A4, 7.41%, 9/20/07 ..       2,124
                                                 ----------
  Total Asset Backed Securities                      92,801
                                                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%):
     990    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%, 9/25/29 ..       1,011
   3,519    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 ........................       3,622
   3,752    BA Mortgage Securities, Inc.,
              Series 98-7, Class A3, 6.25%,
              8/25/23 .........................       3,808
   3,036    BA Mortgage Securities, Inc.,
              Series 98-6, Class A2, 6.25%,
              12/26/28 ........................       3,067
   4,088    BA Mortgage Securities, Inc.,
              Series 99-7, Class A22, 0.00%,
              7/25/29 .........................       2,060
   3,200    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31 .............       3,296
   3,176    Bear Stearns Mortgage Securities,
              Inc., Series 93-8, Class AF15,
              3.13%, 8/25/24* .................       3,256
   1,965    Bear Stearns Mortgage Securities,
              Inc., Series 97-7, Class 5A,
              7.05%, 1/25/28* .................       2,015
   1,561    Chase Mortgage Finance Corp.,
              Series 93-J, Class 2A10, 7.00%,
              8/25/24 .........................       1,466

                                       36
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,123    Chase Mortgage Finance Corp.,
              Series 99-S10, Class A9, 18.21%,
              8/25/29, IF* ....................  $    1,048
   4,000    Citicorp Mortgage Securities, Inc.,
              Series 93-14, Class A3, 3.14%,
              11/25/23* .......................       4,130
   1,445    Citicorp Mortgage Securities, Inc.,
              Series 94-3, Class A11, 10.85%,
              11/25/23, IF* ...................       1,571
   1,142    Citicorp Mortgage Securities, Inc.,
              Series 98-1, Class A2, 6.75%,
              2/25/28 .........................       1,169
   3,901    Countrywide Alternative Loan Trust,
              Series 01-9, Class A5, 17.14%,
              10/25/31, IF* ...................       3,917
   3,622    Countrywide Funding Corp., Series
              93-11, Class A11, 7.94%, 2/25/09,
              IF* .............................       3,892
   4,423    Countrywide Funding Corp., Series
              93-8, Class A9, 3.09%,
              12/25/23* .......................       4,509
   4,834    Countrywide Funding Corp., Series
              93-8, Class A6, 7.00%,
              12/25/23 ........................       4,951
   3,094    Countrywide Home Loans, Series
              98-14, Class A4, 6.50%,
              9/25/13 .........................       3,206
   2,200    Countrywide Home Loans, Series
              98-2, Class A2, 6.25%,
              3/25/28 .........................       2,226
   2,791    Countrywide Home Loans, Series
              98-3, Class A6, 6.75%,
              4/25/28 .........................       2,849
   1,258    Countrywide Home Loans, Series
              98-19, Class A12, 16.99%,
              12/25/28, IF* ...................       1,191
   6,176    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 6.60%,
              5/28/28* (b) ....................       6,253
     730    First Boston Mortgage Securities
              Corp., Series C, Class PO, 0.00%,
              4/25/17, PO .....................         610
     730    First Boston Mortgage Securities
              Corp., Series C, Class IO,
              10.97%, 4/25/17, IO .............         197
   4,917    First Union Residential
              Securitization Trust, Series
              98-1, Class SA3, 7.00%,
              4/25/25 .........................       5,007
   5,935    GE Capital Mortgage Services, Inc.,
              Series 93-17, Class A20, 13.27%,
              12/25/23, IF* ...................       5,837

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,250    GE Capital Mortgage Services, Inc.,
              Series 94-3, Class A8, 6.50%,
              1/25/24 .........................  $    1,272
   1,986    GE Capital Mortgage Services, Inc.,
              Series 98-10, Class 1A5, 7.00%,
              5/25/28 .........................       2,030
     199    GE Capital Mortgage Services, Inc.,
              Series 98-3, Class A18, 9.25%,
              8/25/28, IF* ....................         189
   1,399    GE Capital Mortgage Services, Inc.,
              Series 98-25, Class A15, 14.67%,
              12/25/28, IF* ...................       1,245
   1,643    GE Capital Mortgage Services, Inc.,
              Series 99-9, Class 2A5, 6.75%,
              4/25/29 .........................       1,680
   4,053    GE Capital Mortgage Services, Inc.,
              Series 99-13, Class A4, 17.32%,
              7/25/29, IF* ....................       3,897
     412    Homeside Mortgage Securities, Inc.,
              Series 98-1, Class A8, 8.50%,
              2/25/28 .........................         418
   3,922    ICI Funding Secured Assets Corp.,
              Series 97-3, Class A8, 7.25%,
              9/25/27 .........................       4,024
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 1823.50%,
              4/20/21, HB, IF* ................         214
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 1823.50%,
              7/20/21, HB, IF* ................         163
     158    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO ....................         134
   2,046    Norwest Asset Securities Corp.,
              Series 96-5, Class A17, 8.00%,
              11/25/26 ........................       2,091
   2,200    Norwest Asset Securities Corp.,
              Series 97-7, Class A2, 7.00%,
              5/25/27 .........................       2,273
   3,850    Norwest Asset Securities Corp.,
              Series 97-17, Class A11, 7.15%,
              11/25/27 ........................       3,954
   1,850    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 ........................       1,884
   5,500    Norwest Asset Securities Corp.,
              Series 98-4, Class 2A4, 6.75%,
              2/25/28 .........................       5,668

                                       37
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   969    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              4/25/28 .........................  $      995
   2,104    Norwest Asset Securities Corp.,
              Series 98-33, Class A4, 6.25%,
              1/25/29 .........................       2,128
   1,579    Norwest Asset Securities Corp.,
              Series 98-34, Class A9Z, 6.50%,
              1/25/29 .........................       1,471
   1,235    Norwest Asset Securities Corp.,
              Series 99-2, Class A1, 6.50%,
              2/25/29 .........................       1,254
   1,715    Norwest Asset Securities Corp.,
              Series 99-8, Class A10, 0.00%,
              4/25/29, PO .....................         679
     399    Norwest Asset Securities Corp.,
              Series 99-12, Class A1, 6.25%,
              5/25/29 .........................         401
     658    Norwest Asset Securities Corp.,
              Series 99-17, Class A2, 6.25%,
              6/25/29 .........................         663
   2,540    Norwest Asset Securities Corp.,
              Series 99-14, Class A3, 6.50%,
              6/25/29 .........................       2,540
     781    Norwest Asset Securities Corp.,
              Series 99-20, Class A2, 6.75%,
              8/25/29 .........................         787
  12,715    Norwest Asset Securities Corp.,
              Series 99-24, Class A6, 7.00%,
              11/25/29 ........................      12,945
     206    Paine Webber CMO Trust, Series H,
              Class 4, 8.75%, 4/1/18 ..........         221
     863    Paine Webber Trust, Series P, Class
              4, 8.50%, 8/1/19 ................         920
   4,918    PNC Mortgage Securities Corp.,
              Series 94-1, Class F2, 3.31%,
              2/25/24* ........................       5,094
   2,000    PNC Mortgage Securities Corp.,
              Series 98-1, Class 2A10, 6.50%,
              2/25/28 .........................       1,895
   2,822    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8, 6.50%,
              12/25/28 ........................       2,886
   1,000    PNC Mortgage Securities Corp.,
              Series 99-1, Class 1A8, 6.50%,
              2/25/29 .........................       1,002
     704    PNC Mortgage Securities Corp.,
              Series 98-8, Class 1A11, 6.75%,
              8/25/29 .........................         703

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 3,091    Prudential Home Mortgage
              Securities, Series 93-39, Class
              A8, 6.50%, 10/25/08 .............  $    3,122
   3,808    Prudential Home Mortgage
              Securities, Series 93-39, Class
              A13, 13.30%, 10/25/08, IF* ......       3,936
   2,426    Prudential Home Mortgage
              Securities, Series 93-50, Class
              A11, 8.75%, 11/25/23, IF* .......       2,476
   2,593    Prudential Home Mortgage
              Securities, Series 93-60, Class
              A5, 6.75%, 12/25/23 .............       2,585
   1,756    Prudential Home Mortgage
              Securities, Series 93-47, Class
              A9, 10.00%, 12/25/23, IF* .......       1,883
   1,661    Prudential Home Mortgage
              Securities, Series 93-54, Class
              A18, 5.75%, 1/25/24, IF* ........       1,661
   3,788    Residential Accredit Loans, Inc.,
              Series 96-QS3, Class AI-11,
              7.75%, 6/25/26 ..................       3,925
   1,290    Residential Accredit Loans, Inc.,
              Series 98-QS4, Class AI5, 7.00%,
              3/25/28 .........................       1,299
  18,823    Residential Accredit Loans, Inc.,
              Series 01-QS14, Class A4A, 5.62%,
              10/25/31, IF, IO* ...............       1,435
   4,850    Residential Accredit Loans, Inc.,
              Series 01-QS16, Class A6, 6.25%,
              11/25/31 ........................       4,765
   5,819    Residential Funding Mortgage
              Securities, Inc., Series 94-S8,
              Class A6, 6.00%, 3/25/09 ........       5,959
   1,199    Residential Funding Mortgage
              Securities, Inc., Series 98-S9,
              Class 1A1, 6.50%, 4/25/13 .......       1,231
   2,232    Residential Funding Mortgage
              Securities, Inc., Series 93-S47,
              Class A12, 8.75%, 12/25/23 ......       2,330
   2,000    Residential Funding Mortgage
              Securities, Inc., Series 97-S17,
              Class A11, 21.44%, 11/25/27,
              IF* .............................       2,195
   3,800    Residential Funding Mortgage
              Securities, Inc., Series 98-S6,
              Class A4, 6.75%, 3/25/28 ........       3,885
   2,500    Residential Funding Mortgage
              Securities, Inc., Series 98-S10,
              Class A6, 6.75%, 4/25/28 ........       2,545

                                       38
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,575    Residential Funding Mortgage
              Securities, Inc., Series 99-S9,
              Class A3, 6.75%, 4/25/29 ........  $    2,631
   1,208    Residential Funding Mortgage
              Securities, Inc., Series 99-S12,
              Class A6, 0.00%, 5/25/29, PO ....         559
     357    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26 .........         373
   1,432    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30 .........................       1,493
   4,500    Structured Asset Mortgage
              Investments, Series 98-8, Class
              2A11, 6.75%, 7/25/28 ............       4,544
   6,491    Vendee Mortgage Trust, 5.63%,
              2/15/24 .........................       6,359
   3,113    Vendee Mortgage Trust, Series 96-2,
              Class 1Z, 6.75%, 6/15/26 ........       3,066
                                                 ----------
  Total Collateralized Mortgage Obligations         208,141
                                                 ----------
CORPORATE BONDS (16.7%):
Aerospace/Defense (0.1%):
   2,534    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b) .............       2,610
                                                 ----------
Airlines (1.2%):
   2,256    Delta Airlines, Inc., 7.38%,
              5/18/10 .........................       2,276
   2,500    Delta Airlines, Inc., 7.11%,
              3/18/13 .........................       2,420
   1,000    Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%, 4/1/17 ....         879
   1,000    Northwest Airlines, Inc., 7.04%,
              4/1/22 ..........................         851
   3,700    Southwest Airlines Co., 5.10%,
              5/1/06 ..........................       3,702
   6,050    U.S. Airways, Inc., Series 00-2G,
              8.02%, 2/5/19 ...................       6,177
   4,708    U.S. Airways, Inc., Series 00-3G,
              7.89%, 3/1/19 ...................       4,781
   3,993    U.S. Airways, Inc., 7.08%,
              3/20/21 .........................       4,004
   2,000    United Airlines, Series 01-1,
              6.07%, 3/1/13 ...................       1,788
   2,500    United Airlines, Inc., 6.20%,
              9/1/08 ..........................       2,129
   3,350    United Airlines, Inc., 7.19%,
              4/1/11 ..........................       2,921
                                                 ----------
                                                     31,928
                                                 ----------
Automotive (0.6%):
   2,000    Daimler Chrysler AG, 7.75%,
              5/27/03 .........................       2,089

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Automotive, continued:
 $ 7,000    Daimler Chrysler AG, 6.66%,
              1/8/05 ..........................  $    7,262
   4,545    General Motors Corp., 7.20%,
              1/15/11 .........................       4,561
   2,695    General Motors Corp., 8.80%,
              3/1/21 ..........................       2,934
                                                 ----------
                                                     16,846
                                                 ----------
Banking, Finance & Insurance (8.8%):
   2,000    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05 .........................       2,156
   1,750    Associates Corp., 5.75%,
              11/1/03 .........................       1,824
   2,625    Associates Corp., 8.55%,
              7/15/09 .........................       2,992
   3,085    Associates Corp., 8.15%, 8/1/09 ...       3,444
   2,500    Associates Corp., 7.95%,
              8/15/10 .........................       2,775
   2,800    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08 ..................       2,921
   5,000    Bank of America Corp., 7.80%,
              2/15/10 .........................       5,477
   1,400    Bank United, 8.00%, 3/15/09 .......       1,496
   1,900    BellSouth Capital Funding, 7.75%,
              2/15/10 .........................       2,082
   5,500    Boeing Capital Corp., 6.36%,
              7/15/05 .........................       5,686
   2,500    Citicorp, 8.00%, 2/1/03 ...........       2,639
  15,250    Credit Suisse First Boston (USA),
              Inc., 6.13%, 11/15/11 ...........      14,912
   5,500    Firstar Bank N.A., 7.13%,
              1/12/09 .........................       5,789
   4,000    Ford Motor Credit Co., 8.20%,
              2/15/02 .........................       4,026
   6,250    Ford Motor Credit Co., 6.13%,
              3/20/04 .........................       6,413
   3,750    Ford Motor Credit Co., 5.80%,
              1/12/09 .........................       3,852
  11,000    Ford Motor Credit Co., 6.88%,
              2/1/06 ..........................      11,026
   2,250    Ford Motor Credit Co., 5.80%,
              1/12/09 .........................       2,050
   8,000    Ford Motor Credit Co., 7.38%,
              10/28/09 ........................       7,893
   5,500    GMAC, 6.38%, 1/30/04 ..............       5,668
   3,000    GMAC, 6.85%, 6/17/04 ..............       3,131
   9,000    GMAC, 6.13%, 9/15/06 ..............       8,917
   8,965    GMAC, 7.25%, 3/2/11 ...............       9,017
   2,000    Goldman Sachs Group LP, 6.25%,
              2/1/03 (b) ......................       2,065
   1,000    Goldman Sachs Group LP, 6.65%,
              5/15/09 .........................       1,021
  10,000    Goldman Sachs Group LP, 6.88%,
              1/15/11 .........................      10,259
   1,000    Household Finance Corp., 7.20%,
              7/15/06 .........................       1,053

                                       39
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 4,500    Household Finance Corp., 7.88%,
              3/1/07 ..........................  $    4,840
   3,000    Household Finance Corp., 6.40%,
              6/17/08 .........................       2,981
   5,670    Household Finance Corp., 6.50%,
              11/15/08 ........................       5,669
  17,900    Household Finance Corp., 5.88%,
              2/1/09 ..........................      17,051
   1,900    Household Netherlands, 6.20%,
              12/1/03 .........................       1,973
   2,700    Huntington National Bank, 8.00%,
              4/1/10 ..........................       2,889
   1,250    Key Bank, 7.50%, 9/15/08 ..........       1,344
   8,700    Morgan Stanley Dean Witter, 6.75%,
              4/15/11 .........................       8,916
  16,000    National Rural Utilities, 6.00%,
              5/15/06 .........................      16,269
   4,600    National Westminster Bank, 7.38%,
              10/1/09 .........................       4,985
   1,200    Nationwide Financial Services,
              6.25% 11/15/11 ..................       1,157
   2,020    Norwest Corp., 6.38%, 9/15/02 .....       2,078
   3,000    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b) .....................       3,297
   3,000    Tyco Capital Corp., 6.50%,
              2/7/06 ..........................       3,086
   7,500    U.S. Bancorp, 6.50%, 2/1/08 .......       7,706
   2,500    U.S. Bancorp, 7.50%, 6/1/26 .......       2,660
   4,000    USAA Capital Corp., 7.05%, 11/8/06
              (b) .............................       4,281
   4,750    Wachovia Corp., 4.95%, 11/1/06 ....       4,669
   1,700    Washington Mutual Finance, 6.88%,
              5/15/11 .........................       1,750
   5,050    Wells Fargo Bank, 7.55%,
              6/21/10 .........................       5,536
                                                 ----------
                                                    233,721
                                                 ----------
Governments (Foreign) (0.7%):
   4,400    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03 .........................       4,585
   2,500    Province of Quebec, 6.50%,
              1/17/06 .........................       2,632
  11,500    Province of Quebec, 5.75%,
              2/15/09 .........................      11,518
   1,000    Province of Quebec, 6.29%,
              3/6/26 ..........................       1,097
                                                 ----------
                                                     19,832
                                                 ----------
Health Care (0.1%):
   1,750    Bristol-Myers-Squibb, 4.75%,
              10/1/06 .........................       1,738
                                                 ----------
Industrial Goods & Services (1.1%):
   1,200    Alcoa, Inc., 7.38%, 8/1/10 ........       1,309

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 3,500    Alcoa, Inc., 6.50%, 6/1/11 ........  $    3,619
   3,000    Amerada Hess Corp., 6.65%,
              8/15/11 .........................       2,993
   1,730    Boeing Co., 7.95%, 8/15/24 ........       1,923
     850    Case Corp., Series B, 6.25%,
              12/1/03 .........................         792
   2,700    Conoco Funding Co., 5.45%,
              10/15/06 ........................       2,704
   2,000    Cox Radio, Inc., 6.38%, 5/15/05 ...       2,053
   1,800    Dayton Hudson Corp., 7.88%,
              6/15/23 .........................       1,922
   1,000    Enron Corp., 7.88%, 6/15/03 (c) ...         200
   1,750    Enron Corp., 6.75%, 1/8/09 (c) ....         350
   2,500    Tyco International Group, 6.75%,
              2/15/11 .........................       2,514
   6,500    Tyco International Group, 6.38%,
              10/15/11 ........................       6,361
   1,150    Tyco International Ltd., 7.20%,
              10/15/08 ........................       1,203
                                                 ----------
                                                     27,943
                                                 ----------
Leisure (0.1%):
   3,600    Royal Caribbean Cruises, 8.75%,
              2/2/11 ..........................       2,805
                                                 ----------
Media (0.1%):
   1,500    Knight-Ridder, Inc., 7.13%,
              6/1/11 ..........................       1,530
   2,200    Time Warner, Inc., 7.48%,
              1/15/08 .........................       2,361
                                                 ----------
                                                      3,891
                                                 ----------
Multimedia (0.0%):
   1,000    Viacom, Inc., 7.75%, 6/1/05 .......       1,079
                                                 ----------
Telecommunications (3.4%):
   3,500    Ameritech Capital Funding Corp.,
              5.95%, 1/15/38 ..................       3,569
   1,000    Bell Telephone Co. Pennsylvania,
              8.35%, 12/15/30 .................       1,160
   4,695    Bellsouth Telecommunications,
              6.30%, 12/15/15 .................       4,623
   7,900    British Telecom PLC, 8.13%,
              12/15/10 ........................       8,761
   9,950    France Telecom, 7.75%, 3/1/11
              (b) .............................      10,678
   4,500    Nynex Capital Funding, 8.23%,
              10/15/09 ........................       4,875
   6,400    Qwest Capital Funding Corp., 7.00%,
              8/3/09 (b) ......................       6,225
   4,500    Qwest Capital Funding Corp., 7.90%,
              8/15/10 .........................       4,585
   2,300    Sprint Capital Corp., 7.13%,
              1/30/06 .........................       2,400
   9,000    Sprint Capital Corp., 6.00%,
              1/15/07 (b) .....................       8,946

                                       40
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $ 1,875    Telus Corp., 8.00%, 6/1/11 ........  $    1,993
   8,250    Verizon Global Funding Corp., 7.25%
              12/1/10 .........................       8,852
   2,100    Verizon New England, Inc., 6.50%,
              9/15/11 .........................       2,139
   2,500    WorldCom, Inc., 6.50%, 5/15/04 ....       2,570
  14,500    WorldCom, Inc., 7.38%, 1/15/06
              (b) .............................      15,043
   4,350    WorldCom, Inc., 8.25%, 5/15/31 ....       4,611
                                                 ----------
                                                     91,030
                                                 ----------
Transportation & Shipping (0.2%):
   2,900    FedEx Corp., 6.63%, 2/12/04 .......       3,035
   1,071    Regional Jet Equipment Trust,
              Series 00-1, 7.77%, 9/5/04
              (b) .............................       1,084
                                                 ----------
                                                      4,119
                                                 ----------
Utilities (0.2%):
   2,480    American Electric Power Co., Series
              A, 6.13%, 5/15/06 ...............       2,457
   2,000    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b) .....................       2,010
                                                 ----------
                                                      4,467
                                                 ----------
Yankee & Eurodollar (0.1%):
   2,000    Kingdom of Belgium, 9.20%,
              6/28/10 .........................       2,475
                                                 ----------
  Total Corporate Bonds                             444,484
                                                 ----------
U.S. GOVERNMENT AGENCY MORTGAGES (48.5%):
Fannie Mae (20.9%):
       1    758.75%, 1/25/06, Series 91-4,
              Class N, HB, IO .................          12
       1    1008.25%, 4/25/06, Series 91-33,
              Class J, HB, IO .................          16
     890    0.00%, 9/25/06, Series 96-46, Class
              PE, PO ..........................         825
   3,188    8.00%, 8/25/07, Series 92-152,
              Class N, IO .....................         323
   2,000    7.50%, 9/25/07, Series 92-135,
              Class LC ........................       2,089
   1,979    0.00%, 2/25/08, Series 96-24, Class
              K, PO ...........................       1,962
   3,970    2.69%, 5/25/08, Series 93-59, Class
              FA* .............................       3,836
   5,868    2.94%, 5/25/08, Series 93-55, Class
              FA* .............................       5,714
     632    4.43%, 5/25/08, Series 93-63, Class
              FA* .............................         636
   1,751    4.53%, 5/25/08, Series 93-72, Class
              F* ..............................       1,748
     787    4.48%, 6/25/08, Series 93-107,
              Class F* ........................         785

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,500    9.06%, 7/25/08, Series 93-238,
              Class SB, IF* ...................  $    2,707
   1,051    4.58%, 8/25/08, Series 93-129,
              Class FB* .......................       1,040
     404    5.66%, 8/25/08, Series 93-209,
              Class KB ........................         410
     481    8.31%, 8/25/08, Series 93-209,
              Class SG, IF* ...................         490
   1,702    10.85%, 8/25/08, Series 93-134,
              Class SA, IF* ...................       1,691
   2,201    0.00%, 9/25/08, Series 96-20, Class
              L, PO ...........................       1,908
   6,599    0.00%, 9/25/08, Series 96-39, Class
              J, PO ...........................       6,143
   1,865    4.57%, 9/25/08, Series 93-175,
              Class FE* .......................       1,883
   1,849    9.25%, 9/25/08, Series 93-186,
              Class SA, IF* ...................       2,020
   3,306    10.66%, 9/25/08, Series 93-164,
              Class SC, IF* ...................       3,743
   2,032    11.42%, 9/25/08, Series 93-175,
              Class SA, IF* ...................       2,083
   5,800    0.00%, 10/25/08, Series 96-24,
              Class B, PO .....................       4,611
   2,807    4.53%, 10/25/08, Series 93-196,
              Class FA* .......................       2,826
   1,700    8.27%, 10/25/08, Series 93-197,
              Class SB, IF* ...................       1,777
   1,572    9.25%, 10/25/08, Series 93-196,
              Class SB, IF* ...................       1,676
     106    256.00%, 11/1/08, Series K, Class
              2, HB ...........................         457
   4,000    0.00%, 12/25/08, Series 98-27,
              Class B, PO .....................       3,226
   2,000    3.04%, 12/25/08, Series 93-221,
              Class FH* .......................       2,053
     973    9.50%, 12/25/08, Series 93-221,
              Class SE, IF* ...................       1,042
   2,500    10.00%, 12/25/08, Series 93-233,
              Class SB, IF* ...................       2,834
     901    4.68%, 1/25/09, Series 94-12, Class
              FC* .............................         901
      53    4.73%, 1/25/09, Series 94-12, Class
              FB* .............................          53
     354    9.71%, 1/25/09, Series 94-12, Class
              SB, IF* .........................         368

                                       41
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,391    11.40%, 2/25/09, Series 94-13,
              Class SK, IF* ...................  $    1,562
   2,628    0.00%, 3/25/09, Series 96-24, Class
              E, PO ...........................       2,124
     187    2.34%, 3/25/09, Series 94-33, Class
              F* ..............................         189
   1,102    4.53%, 3/25/09, Series 94-32, Class
              F* ..............................       1,110
   3,426    4.63%, 3/25/09, Series 94-33, Class
              FA* .............................       3,429
   1,774    6.50%, 3/25/09, Series 95-13, Class
              B ...............................       1,835
   2,391    10.77%, 3/25/09, Series 94-32,
              Class S, IF* ....................       2,554
   2,465    14.30%, 3/25/09, Series 94-34,
              Class S, IF* ....................       2,688
   1,934    7.17%, 10/17/09, Series 97-M1,
              Class B* ........................       1,988
   8,000    7.25%, 1/15/10 ....................       8,840
   3,192    7.00%, 5/18/12, Series 97-51, Class
              PM, IO ..........................         519
   1,843    17.50%, 11/25/13, Series 93-220,
              Class SD, IF* ...................       1,969
   5,000    6.50%, 6/25/14, Series 98-59, Class
              VB ..............................       5,091
   2,000    6.50%, 8/25/15, Series 01-61, Class
              VQ ..............................       2,029
   3,500    6.00%, 11/25/15, Series 01-49,
              Class DQ ........................       3,526
   7,000    6.00%, 12/25/15, Series 01-78,
              Class VB ........................       6,821
     391    12.50%, 1/1/16, Pool #303306 ......         452
   6,000    6.00%, 12/25/16, Series 01-74,
              Class MB ........................       5,868
   9,422    6.00%, 12/25/16, Series 01-71,
              Class QE ........................       9,219
   2,000    6.50%, 12/25/16, Series 01-50,
              Class VB ........................       1,989
     724    2.44%, 3/25/17, Series 96-27, Class
              FA* .............................         725
      74    7.00%, 4/1/17, Pool #44699 ........          77
     274    10.00%, 9/1/17, Series 23, Class 2,
              IO ..............................          64
     139    9.25%, 4/25/18, Series 88-7, Class
              Z ...............................         152
   1,211    9.00%, 5/1/18, Pool #426836 .......       1,326
   3,484    4.39%, 6/25/18, Series 92-206,
              Class FA* .......................       3,545
   1,017    9.85%, 11/1/18, Series 97-77, Class
              M ...............................       1,017
     214    6.16%, 1/1/19, Pool #70226* .......         218

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   775    8.96%, 1/25/19, Series 93-178,
              Class SD, IF* ...................  $      787
     607    6.56%, 3/1/19, Pool #116612* ......         608
      31    10.50%, 3/25/19, Series 50, Class
              2, IO ...........................           8
   1,106    8.00%, 10/25/19, Series 89-70,
              Class G .........................       1,169
   1,250    15.90%, 10/25/19, Series 93-156,
              Class SD, IF* ...................       1,297
     591    8.50%, 11/25/19, Series 89-83,
              Class H .........................         630
     813    9.00%, 11/25/19, Series 89-89,
              Class H .........................         894
     429    9.40%, 11/25/19, Series 89-78,
              Class H .........................         479
     580    8.80%, 1/25/20, Series 90-1, Class
              D ...............................         627
   1,759    0.00%, 5/18/20, Series 97-40, Class
              PC, PO ..........................       1,746
     150    5.50%, 6/25/20, Series 90-60, Class
              K ...............................         148
     294    9.50%, 6/25/20, Series 90-63, Class
              H ...............................         321
     293    5.50%, 8/25/20, Series 90-93, Class
              G ...............................         290
     819    6.50%, 8/25/20, Series 90-102,
              Class J .........................         838
       6    505.00%, 8/25/20, Series 90-94,
              Class H, HB .....................          78
       4    1118.04%, 8/25/20, Series 90-95,
              Class J, HB, IO .................         109
   1,742    9.00%, 10/25/20, Series 90-120,
              Class H .........................       1,907
     170    18.69%, 11/25/20, Series 90-134,
              Class SC, IF* ...................         209
   4,814    6.50%, 12/25/20, Series 97-85,
              Class L, IO .....................         161
       7    652.15%, 12/25/20, Series 90-140,
              Class K, HB, IO .................         112
   1,030    10.00%, 1/25/21, Series 93-165,
              Class SX, IF* ...................       1,034
       1    908.50%, 2/25/21, Series 91-7,
              Class K, HB, IO .................          27
     878    5.00%, 3/25/21, Series 91-24, Class
              Z ...............................         860
   3,850    7.00%, 3/25/21, Series 01-4, Class
              PC ..............................       3,918
   3,018    7.75%, 3/25/21, Series 92-158,
              Class ZC ........................       3,101
      27    881.64%, 6/25/21, Series G-17,
              Class S, HB, IF* ................         461
     342    7.50%, 9/25/21, Series 91-126,
              Class ZB ........................         355

                                       42
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   106    8.00%, 9/25/21, Series G92-31,
              Class W .........................  $      106
   1,740    13.16%, 9/25/21, Series G-28, Class
              S, IF* ..........................       1,965
   4,918    0.00%, 10/25/21, Series 98-57,
              Class L, PO .....................       4,619
   1,468    7.00%, 10/25/21, Series 92-124,
              Class PJ ........................       1,491
   1,400    8.75%, 10/25/21, Series G-35, Class
              M ...............................       1,506
   4,500    5.00%, 11/25/21, Series G92-66,
              Class JB ........................       4,542
   1,600    7.88%, 11/25/21, Series 92-215,
              Class PM ........................       1,672
      18    6.00%, 12/25/21, Series G92-59,
              Class C .........................          18
     588    16.77%, 12/25/21, Series G-51,
              Class SA, IF* ...................         725
   1,500    2.74%, 1/25/22, Series 93-79, Class
              FE* .............................       1,449
   2,483    7.00%, 1/25/22, Series G92-15,
              Class Z .........................       2,618
   1,825    10.25%, 1/25/22, Series 93-155,
              Class SB, IF* ...................       1,871
     895    12.96%, 1/25/22, Series 93-165,
              Class SC, IF* ...................         925
   2,000    8.43%, 3/25/22, Series 93-189,
              Class SH, IF* ...................       2,032
     678    4.18%, 4/25/22, Series 92-143,
              Class FI* .......................         676
   3,000    7.50%, 4/25/22, Series G92-65,
              Class J .........................       3,173
       2    9597.60%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ...............         268
     200    7.50%, 6/25/22, Series 92-101,
              Class J .........................         212
   3,623    7.00%, 7/25/22, Series 93-103,
              Class PN, IO ....................         452
   1,107    7.00%, 7/25/22, Series G92-42,
              Class Z .........................       1,141
   9,000    7.50%, 7/25/22, Series G92-35,
              Class E .........................       9,342
  43,541    8.00%, 7/25/22, Series G92-44,
              Class ZQ ........................      47,025
       7    1184.78%, 7/25/22, Series G92-35,
              Class G, HB .....................         218
   3,750    6.00%, 8/25/22, Series 92-136,
              Class PK ........................       3,676
   3,546    6.50%, 8/25/22, Series 96-59, Class
              J ...............................       3,585
   5,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO ..........................       4,572

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,386    1.96%, 9/25/22, Series G92-52,
              Class FD* .......................  $    1,381
   3,500    5.50%, 9/25/22, Series 92-143,
              Class MA ........................       3,469
   3,935    6.50%, 9/25/22, Series 93-185,
              Class A, IO .....................         288
  10,930    7.50%, 9/25/22, Series G92-54,
              Class ZQ ........................      11,606
   6,000    7.75%, 9/25/22, Series 92-163,
              Class M .........................       6,379
   1,652    0.00%, 10/25/22, Series 93-124,
              Class L, PO .....................       1,639
   1,520    4.33%, 10/25/22, Series G92-59,
              Class F* ........................       1,491
   2,077    4.73%, 10/25/22, Series G92-61,
              Class FJ* .......................       2,085
     699    7.00%, 10/25/22, Series G92-61,
              Class Z .........................         711
     848    12.53%, 10/25/22, Series 92-201,
              Class SB, IF* ...................         941
   4,442    7.00%, 11/25/22, Series 93-138,
              Class JH, IO ....................         613
      26    6.75%, 12/25/22, Series 93-46,
              Class O .........................          26
   1,600    8.12%, 12/25/22, Series 93-225,
              Class VO, IF* ...................       1,692
   2,400    7.90%, 1/25/23, Series G93-1, Class
              KA ..............................       2,542
   2,482    6.50%, 2/25/23, Series 93-5, Class
              Z ...............................       2,514
   5,742    7.00%, 2/25/23, Series 97-61, Class
              ZC ..............................       5,867
   3,235    15.50%, 2/25/23, Series 93-27,
              Class SA, IF* ...................       3,779
     994    19.89%, 2/25/23, Series 98-35,
              Class SV, IF* ...................       1,040
   5,744    0.00%, 3/25/23, Series 93-247,
              Class CB, PO ....................       4,962
   1,484    6.50%, 3/25/23, Series G93-14,
              Class J .........................       1,485
   1,850    7.70%, 3/25/23, Series 93-21, Class
              KA ..............................       1,979
   2,094    7.50%, 4/1/23, Series 218, Class 2,
              IO ..............................         489
   1,955    0.00%, 4/25/23, Series 98-4, Class
              C, PO ...........................       1,624
     150    7.31%, 4/25/23, Series 93-44, Class
              S, IF, IO* ......................           2

                                       43
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    11.31%, 4/25/23, Series 98-43,
              Class SA, IF, IO* ...............  $    2,042
   5,300    12.07%, 4/25/23, Series 93-62,
              Class SA, IF* ...................       5,838
   4,100    0.00%, 5/25/23, Series 93-146,
              Class D, PO .....................       4,023
   2,675    9.10%, 5/25/23, Series 93-110,
              Class S, IF* ....................       2,723
   2,671    10.71%, 5/25/23, Series 93-94,
              Class S, IF* ....................       2,851
  21,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO .....................      17,175
   8,445    3.61%, 6/25/23, Series 94-82, Class
              SA, IF, IO* .....................         233
   3,929    10.25%, 6/25/23, Series 93-98,
              Class SE, IF* ...................       4,022
   3,000    0.00%, 7/25/23, Series 93-159,
              Class PD, PO ....................       2,721
   1,191    6.15%, 7/25/23, Series 93-115,
              Class SD, IF* ...................       1,135
     162    6.96%, 7/25/23, Series 93-113,
              Class S, IF, IO* ................           1
   2,739    8.54%, 7/25/23, Series 93-115,
              Class SC, IF* ...................       2,465
   3,250    2.82%, 8/25/23, Series G93-27,
              Class FD* .......................       3,302
   7,300    5.82%, 8/25/23, Series 96-14, Class
              SE, IF, IO* .....................       2,180
   4,221    6.06%, 8/25/23, Series 94-36, Class
              SG, IF, IO* .....................         145
   1,303    10.00%, 8/25/23, Series 93-138,
              Class SB, IF* ...................       1,333
     253    10.70%, 8/25/23, Series G93-27,
              Class SE, IF* ...................         229
     657    12.65%, 8/25/23, Series 93-113,
              Class SE, IF* ...................         648
   2,411    19.88%, 8/25/23, Series 93-137,
              Class SB, IF* ...................       2,386
   1,023    21.94%, 8/25/23, Series 93-139,
              Class SG, IF* ...................       1,010
     825    0.00%, 9/25/23, Series 93-248,
              Class FB, IF* ...................         805
   5,682    0.00%, 9/25/23, Series 93-205,
              Class H, PO .....................       4,673
     334    0.00%, 9/25/23, Series G93-37,
              Class H, PO .....................         223
   1,615    2.50%, 9/25/23, Series 93-187,
              Class FB* .......................       1,633

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,239    3.00%, 9/25/23, Series 93-193,
              Class B .........................  $    1,239
   4,141    7.00%, 9/25/23, Series 93-167,
              Class GA ........................       4,335
     410    7.06%, 9/25/23, Series 93-155,
              Class SB, IF, IO* ...............          13
   2,179    7.16%. 9/25/23, Series 93-165,
              Class SD, IF* ...................       2,065
     825    9.00%, 9/25/23, Series 93-248,
              Class SB, IF* ...................         820
   2,500    12.50%, 9/25/23, Series 93-165,
              Class SK, IF* ...................       2,821
   1,233    12.72%, 9/25/23, Series 93-155,
              Class SD, IF* ...................       1,237
   5,000    14.22%, 9/25/23, Series 93-165,
              Class SI, IF* ...................       5,348
     473    21.32%, 9/25/23, Series G93-32,
              Class SA, IF* ...................         460
     509    0.00%, 10/25/23, Series 93-241,
              Class PG, PO ....................         501
   6,192    2.49%, 10/25/23, Series 93-199,
              Class FA* .......................       6,268
   1,000    4.49%, 10/25/23, Series 93-189,
              Class FB* .......................         984
   3,400    8.78%, 10/25/23, Series 93-199,
              Class SG, IF* ...................       3,496
   1,384    10.50%, 10/25/23, Series 93-179,
              Class SC, IF* ...................       1,531
     384    0.00%, 11/25/23, Series 94-8, Class
              G, PO ...........................         383
   2,983    6.50%, 11/25/23, Series 95-19,
              Class Z .........................       2,862
   1,861    9.40%, 11/25/23, Series 93-224,
              Class SG, IF* ...................       1,970
   1,784    9.80%, 11/25/23, Series 93-207,
              Class SC, IF* ...................       1,714
   1,250    10.00%, 11/25/23, Series 93-206,
              Class SD, IF* ...................       1,237
   3,054    15.37%, 11/25/23, Series 97-20,
              Class SA, IF* ...................       2,903
   2,693    0.00%, 12/25/23, Series 97-24,
              Class PQ, PO ....................       2,180
   2,300    2.54%, 12/25/23, Series 93-230,
              Class FA* .......................       2,321
   2,500    2.94%, 12/25/23, Series 93-247,
              Class FE* .......................       2,569
     113    4.83%, 12/25/23, Series 93-223,
              Class FB* .......................         114

                                       44
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,000    6.75%, 12/25/23, Series 94-55,
              Class G .........................  $    3,072
   3,496    7.00%, 12/25/23, Series 93-250,
              Class Z .........................       3,681
   1,159    9.32%, 12/25/23, Series 93-247,
              Class SU, IF* ...................       1,235
   2,200    10.39%, 12/25/23, Series 93-223,
              Class SE, IF* ...................       2,233
      49    10.85%, 12/25/23, Series 93-223,
              Class SB, IF* ...................          50
   4,000    14.60%, 12/25/23, Series 93-223,
              Class SN, IF* ...................       3,424
   1,974    18.44%, 12/25/23, Series 93-245,
              Class SE, IF* ...................       1,904
   6,349    0.00%, 12/26/23, Series 99-34,
              Class FR* .......................       6,160
   3,194    19.42%, 12/26/23, Series 99-34,
              Class SY, IF* ...................       2,954
     835    7.00%, 1/1/24, Pool #50966 ........         859
   8,489    0.00%, 2/25/24, Series 99-16, Class
              B, PO ...........................       6,533
   6,365    4.43%, 2/25/24, Series 94-43, Class
              F* ..............................       6,332
   1,288    9.00%, 3/1/24, Series 265, Class
              2 ...............................       1,407
     171    2.34%, 3/25/24, Series 94-39, Class
              F* ..............................         171
     585    4.60%, 3/25/24, Series 94-59, Class
              SB, IF* .........................         565
      15    6.50%, 3/25/24, Series 95-18, Class
              B ...............................          15
   1,500    10.12%, 3/25/24, Series 94-28,
              Class SC, IF* ...................       1,169
      66    17.32%, 3/25/24, Series 94-39,
              Class S, IF* ....................          71
     612    10.00%, 4/25/24, Series 94-63,
              Class T, IF* ....................         604
   1,494    23.58%, 4/25/24, Series 94-63,
              Class S, IF* ....................       1,475
     743    7.00%, 11/17/24, Series G94-13,
              Class ZB ........................         729
   1,598    8.80%, 1/25/25, Series G95-1, Class
              C ...............................       1,749
   1,585    9.00%, 4/1/25, Pool #552737 .......       1,729
   1,326    9.00%, 12/1/25, Pool #550292 ......       1,446
   5,889    7.00%, 12/18/25, Series 97-73,
              Class PK, IO ....................         846
   2,500    7.00%, 1/25/26, Series 96-32, Class
              PH ..............................       2,528
     376    9.00%, 4/1/26, Pool #446278 .......         411
     682    3.47%, 5/25/26, Series 98-63, Class
              SB, IF* .........................         642

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 5,554    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ..........................  $      702
   3,324    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ..........................          61
  18,636    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ..........................         873
   1,843    7.50%, 4/18/27, Series 97-27, Class
              J ...............................       1,930
   5,500    7.50%, 4/20/27, Series 97-29, Class
              J ...............................       5,767
   8,000    7.50%, 5/20/27, Series 97-39, Class
              PD ..............................       8,351
   1,339    6.50%, 7/18/27, Series 97-42, Class
              ZC ..............................       1,318
   2,360    5.36%, 9/1/27, Pool #54844* .......       2,399
  15,400    7.00%, 12/18/27, Series 97-81,
              Class PI, IO ....................       3,346
   1,303    9.50%, 7/1/28, Pool #457268 .......       1,452
   5,068    6.00%, 12/1/28, Pool #454390 ......       4,993
   7,791    6.00%, 1/1/29, Pool #252211 .......       7,675
   5,282    6.20%, 1/25/29, Series 98-70, Class
              AG ..............................       5,266
   2,513    5.37%, 3/1/29, Pool #303532* ......       2,556
   2,582    5.50%, 4/18/29, Series 99-18, Class
              Z ...............................       1,996
   5,750    6.00%, 7/25/29, Series 01-80, Class
              PE ..............................       5,621
   6,924    7.50%, 2/25/30, Series 00-2, Class
              ZE ..............................       7,306
  15,190    7.17%, 7/25/30, Series 00-20, Class
              SA, IF, IO* .....................       1,391
   6,766    8.50%, 1/25/31, Series 00-52, Class
              IO, IO ..........................       1,042
   2,951    6.00%, 5/25/31, Series 01-31, Class
              VD ..............................       2,926
  13,355    6.00%, 7/25/31, Series 01-33, Class
              ID, IO ..........................       5,607
                                                 ----------
                                                    555,210
                                                 ----------
Freddie Mac (22.0%):
       3    7.50%, 4/1/02, Pool #200070 .......           3
   8,389    5.71%, 9/15/04, Series 1982, Class
              SB, IF, IO* .....................         228
       5    1008.12%, 5/15/06, Series 1072,
              Class A, HB, IO .................          53
       2    1008.12%, 6/15/06, Series 1098,
              Class M, HB, IO .................          27
     364    7.50%, 2/15/07, Series 1322, Class
              G ...............................         368
     871    4.50%, 3/15/07, Series 1295, Class
              JB ..............................         879

                                       45
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     4    981.87%, 6/15/07, Series 1298,
              Class L, HB, IO .................  $       64
     115    6.64%, 10/15/07, Series 1389, Class
              SA, IF* .........................         116
     365    4.28%, 11/15/07, Series 1414, Class
              LA* .............................         366
   2,400    8.50%, 11/15/07, Series 1754, Class
              DE ..............................       2,474
   1,007    10.63%, 11/15/07, Series 1414,
              Class LB, IF* ...................       1,064
   2,469    7.00%, 1/15/08, Series 1473, Class
              HA ..............................       2,587
     788    7.06%, 2/15/08, Series 1465, Class
              SA, IF, IO* .....................          68
     950    0.00%, 4/15/08, Series 1854, Class
              C, PO ...........................         836
      59    6.00%, 4/15/08, Series 1531, Class
              K ...............................          60
   1,410    0.00%, 5/15/08, Series 1989, Class
              L, PO ...........................       1,331
     959    3.13%, 5/15/08, Series 1606, Class
              LC* .............................         958
     530    5.28%, 5/15/08, Series 1506, Class
              F* ..............................         543
   2,471    6.56%, 5/15/08, Series 1506, Class
              SD, IF, IO* .....................         156
   1,075    9.29%, 5/15/08, Series 1587, Class
              SF, IF* .........................       1,145
     110    11.82%, 5/15/08, Series 1506, Class
              S, IF* ..........................         126
     216    17.47%, 5/15/08, Series 1606, Class
              LD, IF* .........................         235
   1,384    8.50%, 6/15/08, Series 1539, Class
              S, IF* ..........................       1,429
   3,222    0.00%, 8/15/08, Series 1900, Class
              T, PO ...........................       2,864
   4,500    0.00%, 8/15/08, Series 1561, Class
              TA, PO ..........................       4,059
   2,983    3.44%, 8/15/08, Series 1575, Class
              FB* .............................       3,063
     360    4.35%, 8/15/08, Series 1564, Class
              FB* .............................         361
     885    4.58%, 8/15/08, Series 1563, Class
              FA* .............................         889
   1,479    7.88%, 8/15/08, Series 1565, Class
              K, IF* ..........................       1,514
      59    10.66%, 8/15/08, Series 1561, Class
              SC, IF* .........................          60
     131    11.26%, 8/15/08, Series 1564, Class
              SB, IF* .........................         133
     994    13.69%, 8/15/08, Series 1575, Class
              SB, IF* .........................       1,039

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   236    6.00%, 9/15/08, Series 1586, Class
              A ...............................  $      241
   1,364    19.78%, 9/15/08, Series 1580, Class
              SC, IF* .........................       1,462
   1,949    0.00%, 10/15/08, Series 1900, Class
              I, PO ...........................       1,616
   1,545    0.00%, 10/15/08, Series 1946, Class
              L, PO ...........................       1,253
   5,298    0.00%, 10/15/08, Series 1967, Class
              PC, PO ..........................       4,811
     565    4.38%, 10/15/08, Series 1587, Class
              FA* .............................         568
   2,611    7.22%, 10/15/08, Series 1601, Class
              SB, IF* .........................       2,714
   1,169    8.75%, 10/15/08, Series 1601, Class
              S, IF* ..........................       1,235
   2,750    8.55%, 11/15/08, Series 1604, Class
              SA, IF* .........................       2,907
   4,647    8.74%, 11/15/08, Series 1612, Class
              SD, IF* .........................       4,917
   1,536    9.37%, 11/15/08, Series 1604, Class
              SH, IF* .........................       1,574
     530    13.17%, 11/15/08, Series 1604,
              Class SE, IF* ...................         556
   3,016    0.00%, 12/15/08, Series 1948, Class
              A, PO ...........................       2,504
   2,453    2.44%, 12/15/08, Series 1635, Class
              O* ..............................       2,450
   2,032    2.44%, 12/15/08, Series 1624, Class
              FB* .............................       2,066
     637    3.09%, 12/15/08, Series 1655, Class
              F* ..............................         647
     474    4.73%, 12/15/08, Series 1647, Class
              FB* .............................         474
   2,500    8.50%, 12/15/08, Series 1625, Class
              SD, IF* .........................       2,693
   1,005    9.79%, 12/15/08, Series 1647, Class
              SB, IF* .........................       1,078
   1,000    10.66%, 12/15/08, Series 1647,
              Class SA, IF* ...................       1,105
   1,466    10.89%, 12/15/08, Series 2017,
              Class SE, IF* ...................       1,609
     234    21.29%, 12/15/08, Series 1655,
              Class SA, IF* ...................         255
     962    8.50%, 1/15/09, Series 1659, Class
              SB, IF* .........................       1,035

                                       46
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,608    0.00%, 2/15/09, Series 1679, Class
              N, PO ...........................  $    1,338
   1,998    6.40%, 2/15/09, Series 1679, Class
              O ...............................       2,085
   1,000    8.64%, 2/15/09, Series 1796, Class
              S, IF* ..........................       1,049
   2,344    2.49%, 3/15/09, Series 1900, Class
              FA* .............................       2,348
   4,000    6.50%, 3/15/09, Series 1701, Class
              B ...............................       4,197
   2,673    9.22%, 3/15/09, Series 1698, Class
              SC, IF* .........................       2,742
   1,591    2.74%, 4/15/09, Series 1716, Class
              F* ..............................       1,593
   5,000    6.00%, 2/15/10, Series 2124, Class
              PB ..............................       5,173
   7,558    7.50%, 9/1/10, Gold Pool
              #E62448 .........................       7,955
   8,000    6.88%, 9/15/10 ....................       8,643
   3,837    7.00%, 2/15/11, Series 2314, Class
              Vl ..............................       4,030
   9,115    6.00%, 5/15/11, Series 2128, Class
              PJ, IO ..........................         740
   4,931    6.00%, 10/15/11, Series 2102, Class
              TY, IO ..........................         551
   3,000    6.75%, 1/15/12, Series 1920, Class
              C ...............................       3,043
  19,416    6.56%, 3/15/12, Series 1933, Class
              SJ, IF, IO* .....................         832
   5,300    6.30%, 1/15/13, Series 2025, Class
              PE ..............................       5,432
   5,200    6.50%, 5/15/13, Series 2055, Class
              OE ..............................       5,328
     985    6.21%, 10/15/13, Series 1595, Class
              S, IF, IO* ......................          23
   1,472    7.00%, 10/15/13, Series 1595, Class
              D ...............................       1,551
   1,654    10.64%, 10/15/13, Series 1607,
              Class SA, IF* ...................       1,826
   6,000    0.00%, 3/15/14, Series 2355, Class
              BC, PO ..........................       4,854
   3,898    6.50%, 3/15/14, Series 2135, Class
              UK, IO ..........................         646
  15,157    7.00%, 5/15/14, Series 2299, Class
              G ...............................      15,868
   3,000    7.00%, 5/15/14, Series 2335, Class
              VH ..............................       3,099
   5,457    7.50%, 10/1/14, Gold Pool
              #G11169 .........................       5,738
   5,000    5.50%, 5/15/15, Series 2391, Class
              QE ..............................       4,762
     372    12.00%, 8/1/15, Pool #170269 ......         423
  18,000    6.50%, 9/15/15, Series 2353, Class
              PC ..............................      18,316

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,487    8.50%, 11/1/15, Gold Pool
              #E81720 .........................  $    1,577
   8,000    6.50%, 12/15/15, Series 2054, Class
              VB ..............................       8,159
      16    7.50%, 7/1/16, Pool #274081 .......          16
  11,199    6.31%, 7/15/16, Series 1930, Class
              SJ, IF, IO* .....................         553
   4,700    6.50%, 8/15/16, Series 2345, Class
              PQ ..............................       4,736
   6,000    6.00%, 9/15/16, Series 2353, Class
              TD ..............................       5,835
   2,000    6.00%, 9/15/16, Series 2359, Class
              PM ..............................       1,946
      18    7.50%, 4/1/17, Pool #289711 .......          18
   2,200    6.50%, 11/15/18, Series 2345, Class
              VB ..............................       2,188
   4,045    6.50%, 3/15/19, Series 2134, Class
              PI, IO ..........................         811
   1,690    7.07%, 7/1/19, Pool #846489* ......       1,739
     163    12.00%, 7/1/19, Pool #555238 ......         185
   1,605    9.50%, 7/15/19, Series 11, Class
              D ...............................       1,720
     572    9.50%, 4/15/20, Series 22, Class
              C ...............................         609
     648    9.60%, 4/15/20, Series 23, Class
              F ...............................         703
      21    84.00%, 5/15/20, Series 41, Class
              I, HB ...........................          39
   5,500    6.50%, 6/15/20, Series 2362, Class
              PD ..............................       5,572
     158    10.00%, 6/15/20, Series 47, Class
              F ...............................         170
     468    9.00%, 10/15/20, Series 1807, Class
              G ...............................         502
     316    9.50%, 1/15/21, Series 99, Class
              Z ...............................         336
     751    13.53%, 1/15/21, Series 1362, Class
              S, IF* ..........................         766
       1    1066.21%, 2/15/21, Series 1045,
              Class G, HB, IO .................          16
     593    9.00%, 4/15/21, Series 1065, Class
              J ...............................         647
     562    2.89%, 5/15/21, Series 1084, Class
              F* ..............................         573
   2,322    6.50%, 5/15/21, Series 1602, Class
              T ...............................       2,345
   1,083    9.66%, 5/15/21, Series 1602, Class
              SP, IF* .........................       1,109
     190    27.41%, 5/15/21, Series 1079, Class
              S, IF* ..........................         235
     394    36.51%, 5/15/21, Series 1084, Class
              S, IF* ..........................         536
   5,956    7.50%, 6/15/21, Series 1365, Class
              PN ..............................       6,092
     997    5.50%, 8/15/21, Series 1116, Class
              I ...............................         995
     608    8.50%, 9/15/21, Series 1144, Class
              KB ..............................         646

                                       47
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    45    7.00%, 11/15/21, Series 1706, Class
              LA ..............................  $       45
   4,664    7.50%, 11/15/21, Series 1378, Class
              JZ ..............................       4,941
       3    1179.24%, 11/15/21, Series 1172,
              Class L, HB, IO* ................          59
     559    7.75%, 12/15/21, Series 1347, Class
              HB* .............................         573
     218    7.00%, 12/20/21, Series 1956, Class
              A ...............................         219
      22    959.83%, 1/15/22, Series 1196,
              Class B, HB* ....................         307
   5,000    0.00%, 2/15/22, Series 1987, Class
              W, PO ...........................       4,112
   5,440    8.00%, 2/15/22, Series 1212, Class
              IZ ..............................       5,965
     187    9.00%, 4/1/22, Series 134, Class B,
              IO ..............................          33
   1,550    7.00%, 5/15/22, Series 1250, Class
              J ...............................       1,602
   2,500    7.50%, 8/15/22, Series 1343, Class
              LB ..............................       2,640
   1,980    8.00%, 8/15/22, Series 1343, Class
              LA ..............................       2,111
   5,005    6.50%, 8/25/22, Series 8, Class
              J ...............................       5,120
   2,500    3.09%, 9/15/22, Series 1370, Class
              JA* .............................       2,361
   2,500    3.50%, 9/15/22, Series 1591, Class
              FH* .............................       2,578
     249    4.73%, 10/15/22, Series 1646, Class
              MB* .............................         250
     231    8.50%, 10/15/22, Series 1646, Class
              MD, IF* .........................         232
   1,268    10.33%, 10/15/22, Series 1577,
              Class SG, IF* ...................       1,283
     768    10.72%, 10/15/22, Series 1577,
              Class SH, IF* ...................         781
   4,105    11.54%, 10/15/22, Series 1673,
              Class S, IF* ....................       4,174
   8,800    0.00%, 11/15/22, Series 2002, Class
              A, PO ...........................       7,955
     646    2.59%, 12/15/22, Series 1483, Class
              FB* .............................         641
   2,144    3.71%, 12/15/22, Series 1455, Class
              WB, IF* .........................       1,786
   7,000    2.62%, 1/15/23, Series 1603, Class
              IF* .............................       7,126
     407    4.63%, 2/15/23, Series 1470, Class
              F* ..............................         401
   2,947    7.00%, 3/25/23, Series 8, Class
              ZA ..............................       3,086
   7,000    3.09%, 4/15/23, Series 1498, Class
              I, IF* ..........................       6,469

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,500    4.28%, 4/15/23, Series 1672, Class
              FB* .............................  $    1,530
     125    12.27%, 4/25/23, Series G-13, Class
              SA, IF* .........................         127
   7,000    5.00%, 5/15/23, Series 1798, Class
              F ...............................       6,521
   1,898    7.00%, 5/15/23, Series 1505, Class
              Q ...............................       1,934
   1,906    9.00%, 5/15/23, Series 1614, Class
              VC, IF* .........................       1,926
   2,516    12.34%, 5/15/23, Series 1614, Class
              VB, IF* .........................       2,560
   1,205    16.90%, 5/15/23, Series 1592, Class
              TB, IF* .........................       1,220
       7    1502.88%, 5/15/23, Series 204,
              Class E, HB* ....................         178
   3,468    3.14%, 6/15/23, Series 1532, Class
              E* ..............................       3,167
   2,119    10.12%, 6/15/23, Series 2099, Class
              JC, IF* .........................       2,158
   1,360    10.98%, 6/15/23, Series 1633, Class
              SB, IF* .........................       1,388
   1,193    11.60%, 6/15/23, Series 1608, Class
              SD, IF* .........................       1,282
   4,480    4.22%, 7/15/23, Series 1541, Class
              O* ..............................       4,420
   2,500    6.50%, 7/15/23, Series 1558, Class
              D ...............................       2,524
   1,645    13.23%, 7/15/23, Series 1541, Class
              M, IF* ..........................       1,781
   1,500    22.21%, 7/15/23, Series 1543, Class
              JC, IF* .........................       1,540
   2,100    3.38%, 8/15/23, Series 1611, Class
              JA* .............................       2,112
   1,154    5.13%, 8/15/23, Series 1570, Class
              F* ..............................       1,165
   2,000    14.49%, 8/15/23, Series 1611, Class
              JB, IF* .........................       2,028
     455    16.25%, 8/25/23, Series 16, Class
              S, IF* ..........................         463
   2,896    2.50%, 9/15/23, Series 1584, Class
              FB* .............................       2,944
   2,500    3.63%, 9/15/23, Series 1584, Class
              FC* .............................       2,432
  17,387    6.25%, 9/15/23, Series 1589, Class
              Z ...............................      17,090
      16    11.76%, 9/15/23, Series 1583, Class
              NS, IF* .........................          16
   2,500    7.00%, 9/25/23, Series 29, Class
              J ...............................       2,541
       8    6.00%, 10/15/23, Series 1602, Class
              O ...............................           8

                                       48
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,225    8.69%, 10/15/23, Series 1689, Class
              SD, IF* .........................  $    2,437
   2,597    21.29%, 10/15/23, Series 1859,
              Class SB, IF, IO* ...............         543
   1,162    2.88%, 11/15/23, Series 1608, Class
              FP* .............................       1,173
   2,000    2.94%, 11/15/23, Series 1630, Class
              FA* .............................       2,038
   3,995    6.00%, 11/15/23, Series 1685, Class
              Z ...............................       3,857
      36    8.50%, 11/15/23, Series 1619, Class
              SD, IF* .........................          37
   6,022    10.09%, 11/15/23, Series 1610,
              Class SD, IF* ...................       5,760
      98    11.83%, 11/15/23, Series 1619,
              Class SC, IF* ...................         101
     620    5.80%, 12/15/23, Series 1825, Class
              C ...............................         623
   3,800    6.50%, 12/15/23, Series 2283, Class
              K ...............................       3,865
   1,279    10.13%, 12/15/23, Series 1633,
              Class SE, IF* ...................       1,413
   2,550    12.64%, 12/15/23, Series 1628,
              Class S, IF* ....................       2,365
   2,820    19.08%, 12/15/23, Series 1854,
              Class SE, IF, IO* ...............         364
     381    7.10%, 1/15/24, Series 1666, Class
              SB, IF* .........................         387
   8,003    0.00%, 2/15/24, Series 1700, Class
              GA, PO ..........................       6,973
  12,036    0.00%, 2/15/24, Series 1865, Class
              D, PO ...........................       9,946
   1,546    0.00%, 2/15/24, Series 1860, Class
              PA, PO ..........................       1,351
   3,761    6.50%, 2/15/24, Series 1669, Class
              L ...............................       3,899
   1,845    7.00%, 2/15/24, Series 1671, Class
              Z ...............................       1,811
   4,476    10.00%, 2/15/24, Series 1671, Class
              QC, IF* .........................       4,985
   1,510    14.88%, 2/15/24, Series 1686, Class
              SH, IF* .........................       1,578
   2,630    2.54%, 3/15/24, Series 1699, Class
              FC* .............................       2,653
   1,391    4.08%, 3/15/24, Series 1709, Class
              FA* .............................       1,392

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,076    4.23%, 3/15/24, Series 1689, Class
              FC* .............................  $    5,072
   2,718    12.02%, 3/15/24, Series 1750, Class
              S, IF* ..........................       2,781
  15,000    15.14%, 3/15/24, Series 2033, Class
              SN, IF, IO* .....................       7,452
  57,885    0.60%, 4/25/24, Series 55, Class
              Gl, IF, IO* .....................         563
   1,387    2.44%, 4/25/24, Series G-29, Class
              FE* .............................       1,371
   1,887    5.56%, 4/25/24, Series 29, Class
              SD, IF, IO* .....................         124
   4,500    0.00%, 5/15/24, Series 2306, Class
              K, PO ...........................       3,480
  10,629    5.67%, 5/15/24, Series 2306, Class
              SE, IF, IO* .....................       2,129
   1,256    6.00%, 5/15/24, Series 2134, Class
              DA ..............................       1,267
     975    8.75%, 5/15/24, Series 1727, Class
              ME ..............................         992
      56    10.00%, 5/15/24, Series 1987, Class
              SI, IF* .........................          56
   3,043    7.50%, 8/15/24, Series 1745, Class
              D ...............................       3,221
   3,108    0.00%, 2/15/25, Series 2299, Class
              LP ..............................       2,853
   2,463    7.50%, 2/15/26, Series 1935, Class
              CB ..............................       2,526
   2,650    6.50%, 9/15/26, Series 2067, Class
              PD ..............................       2,697
   5,000    7.50%, 9/15/26, Series 1890, Class
              H ...............................       5,198
   4,500    6.50%, 10/15/26, Series 2330, Class
              PI, IO ..........................         987
   1,225    2.64%, 2/15/27, Series 1935, Class
              FL* .............................       1,236
   2,000    7.50%, 2/15/27, Series 2242, Class
              PB ..............................       2,082
   7,777    6.00%, 5/15/27, Series 1981, Class
              Z ...............................       7,213
  17,500    6.50%, 7/15/27, Series 2137, Class
              TG ..............................      17,704
   7,000    7.50%, 9/15/27, Series 1987, Class
              PE ..............................       7,363
   2,650    6.50%, 10/15/27, Series 2136, Class
              PQ ..............................       2,680
   2,634    7.00%, 10/15/27, Series 1995, Class
              EJ, IO ..........................         196
   3,888    6.50%, 12/15/27, Series 2019, Class
              Z ...............................       3,817
   1,567    6.50%, 1/15/28, Series 2200, Class
              C ...............................       1,596
   3,000    6.00%, 2/15/28, Series 2143, Class
              CD ..............................       2,970
  17,021    7.00%, 3/15/28, Series 2038, Class
              PN, IO ..........................       2,882

                                       49
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,750    7.50%, 3/15/28, Series 2040, Class
              PE ..............................  $    2,876
   1,704    6.50%, 5/15/28, Series 2059, Class
              PH ..............................       1,705
   9,468    7.50%, 5/15/28, Series 2054, Class
              PV ..............................      10,005
   2,273    7.00%,6/15/28, Series 2064, Class
              A ...............................       2,284
     444    2.30%, 8/15/28, Series 2078, Class
              F* ..............................         445
   3,425    6.50%, 8/15/28, Series 2075, Class
              GB ..............................       3,424
   7,000    6.50%, 10/15/28, Series 2362, Class
              PJ ..............................       6,997
  14,700    7.00%, 10/15/28, Series 2089, Class
              PJ, IO ..........................       5,230
   2,901    0.00%, 1/15/29, Series 2113, Class
              GA, PO ..........................       2,259
   4,755    6.00%, 2/15/29, Series 2121, Class
              GM ..............................       4,599
   5,790    7.00%, 4/15/29, Series 2141, Class
              IO, IO ..........................       1,264
   3,007    4.16%, 5/15/29, Series 2203, Class
              SA, IF* .........................       2,774
   2,354    6.50%, 6/1/29, Gold Pool
              #C00785 .........................       2,367
   1,974    6.50%, 7/1/29, Gold Pool
              #C29164 .........................       1,985
   5,000    8.00%, 11/15/29, Series 2201, Class
              C ...............................       5,360
   4,000    8.00%, 3/15/30, Series 2224, Class
              CB ..............................       4,234
   2,607    7.05%, 4/1/30, Pool #846812* ......       2,632
   1,091    7.50%, 10/15/30, Series 2261, Class
              ZY ..............................       1,135
   1,059    0.00%, 5/15/31, Series 2318, PO ...         801
   2,137    8.50%, 6/15/31, Series 2359, Class
              ZB ..............................       2,561
                                                 ----------
                                                    583,328
                                                 ----------
Government National Mortgage Assoc. (5.6%):
     125    8.50%, 7/15/08, Pool #023594 ......         135
   2,000    7.00%, 8/16/13, Series 96-22, Class
              VB ..............................       2,084
      94    9.00%, 12/15/16, Pool #190923 .....         103
     930    8.00%, 9/15/22, Pool #297628 ......         989
   1,053    6.56%, 10/16/22, Series 94-4, Class
              SA, IF, IO* .....................          51
     579    7.50%, 11/15/22, Pool #313110 .....         606
   1,261    11.05%, 12/16/22, Series 00-30,
              Class ST, IF* ...................       1,359
     256    7.50%, 3/15/23, Pool #345288 ......         268
   8,000    7.49%, 7/16/24, Series 94-3, Class
              PQ ..............................       8,438
   7,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ..............................       7,557
   2,771    8.50%, 5/20/25, Pool #2006 ........       2,949

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 5,785    6.50%, 7/20/25, Series 99-34, Class
              ZB ..............................  $    5,663
   5,000    7.50%, 9/17/25, Series 98-26, Class
              K ...............................       5,239
     290    8.00%, 12/20/25, Pool #2141 .......         306
   4,000    7.50%, 4/18/26, Series 97-8, Class
              PD ..............................       4,213
   2,243    7.50%, 6/16/26, Series 00-9, Class
              PB ..............................       2,376
     859    8.00%, 6/20/26, Pool #2234 ........         904
  11,000    7.50%, 8/16/26, Series 96-16, Class
              E ...............................      11,627
     653    8.00%, 8/20/26, Pool #2270 ........         687
     776    8.00%, 9/20/26, Pool #2285 ........         817
     867    8.00%, 11/20/26, Pool #2324 .......         912
  12,272    7.50%, 5/16/27, Series 97-8, Class
              PN ..............................      12,845
   6,100    7.50%, 7/20/27, Series 97-11, Class
              D ...............................       6,395
   1,534    8.00%, 10/20/27, Pool #2499 .......       1,609
   1,541    8.00%, 11/20/27, Pool #2512 .......       1,616
     930    8.00%, 12/20/27, Pool #2525 .......         976
   2,772    7.50%, 2/20/28, Pool #2549 ........       2,875
     272    8.00%, 5/15/28, Pool #476291 ......         286
     466    8.00%, 5/15/28, Pool #456883 ......         491
     760    8.00%, 5/15/28, Pool #460372 ......         799
     831    7.50%, 7/15/28, Pool #481872 ......         863
     634    8.00%, 7/15/28, Pool #468066 ......         667
   1,055    8.50%, 8/15/28, Pool #468149 ......       1,110
   2,623    7.50%, 9/15/28, Pool #486537 ......       2,725
   5,773    7.50%, 9/20/28, Pool #2646 ........       5,988
     704    8.00%, 9/20/28, Pool #2647 ........         736
   2,845    6.50%, 10/15/28, Pool #486631 .....       2,863
   2,200    6.50%, 1/16/29, Series 99-15, Class
              E ...............................       2,131
  15,995    6.00%, 2/20/29, Series 99-4, Class
              ZB ..............................      14,082
  36,069    6.70%, 8/16/29, Series 99-30, Class
              S, IF, IO* ......................       2,632
   1,404    9.20%, 9/16/29, Series 99-33, Class
              SM ..............................       1,453
  11,807    8.00%, 11/16/29, Series 99-41,
              Class Z .........................      12,486
   1,045    9.00%, 9/20/30, Series 00-26, Class
              TZ ..............................       1,145
   1,853    9.00%, 10/15/30, Pool #479674 .....       1,972
  26,573    6.60%, 10/20/30, Series 00, Class
              34, IF, IO* .....................       1,511
   2,020    9.00%, 10/20/30, Series 00-31,
              Class Z .........................       2,327
   6,608    9.00%, 11/16/30, Series 00-36,
              Class IK, IO ....................         940

                                       50
Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 4,446    9.00%, 11/20/30, Series 00-35,
              Class ZA ........................  $    4,922
   3,000    8.00%, 12/20/30, Series 00-37,
              Class B .........................       3,235
                                                 ----------
                                                    148,963
                                                 ----------
  Total U.S. Government Agency Mortgages          1,287,501
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Other U.S. Agencies (0.2%):
   1,092    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 ..........................       1,092
   1,835    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ..........................       1,835
   2,250    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .........................       2,251
                                                 ----------
  Total U.S. Government Agency Securities             5,178
                                                 ----------
U.S. TREASURY OBLIGATIONS (23.0%):
U.S. Treasury Bonds (15.6%):
  61,440    10.75%, 8/15/05 ...................      75,132
  10,000    6.00%, 8/15/09 ....................      10,664
  18,520    10.38%, 11/15/09 ..................      21,778
  15,425    11.75%, 2/15/10 ...................      18,911
  86,870    12.75%, 11/15/10 ..................     113,018
  74,265    10.38%, 11/15/12 ..................      95,297
  26,100    12.00%, 8/15/13 ...................      36,472
   1,000    13.25%, 5/15/14 ...................       1,508
   1,300    12.50%, 8/15/14 ...................       1,911
   1,000    9.88%, 11/15/15 ...................       1,412
   7,395    7.50%, 11/15/16 ...................       8,747
   8,695    8.75%, 5/15/17 ....................      11,424
   6,000    8.75%, 8/15/20 ....................       8,054
   7,250    7.88%, 2/15/21 ....................       9,019
   1,225    6.25%, 5/15/30 ....................       1,327
                                                 ----------
                                                    414,674
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (1.6%):
 $ 7,742    3.38%, 1/15/07 ....................  $    7,773
   4,402    3.63%, 1/15/08 ....................       4,451
   5,420    3.88%, 1/15/09 ....................       5,545
   3,170    4.25%, 1/15/10 ....................       3,327
  19,840    3.63%, 4/15/28 ....................      20,243
                                                 ----------
                                                     41,339
                                                 ----------
U.S. Treasury STRIPS (5.8%):
  10,000    5/15/08 ...........................       7,305
   3,750    5/15/09 ...........................       2,570
   5,500    11/15/09 ..........................       3,605
   9,338    5/15/11 ...........................       5,600
   7,000    5/15/12 ...........................       3,931
  18,400    2/15/13 ...........................       9,816
   3,500    8/15/13 ...........................       1,805
   6,000    5/15/14 ...........................       2,936
   3,000    8/15/14 ...........................       1,444
  18,950    8/15/14 ...........................       9,119
  26,300    11/15/14 ..........................      12,442
  53,100    2/15/15 ...........................      24,759
  17,290    8/15/15 ...........................       7,789
   4,050    11/15/15 ..........................       1,788
  13,805    11/15/15 ..........................       6,112
  32,710    2/15/16 ...........................      14,291
   8,250    2/15/16 ...........................       3,575
   5,600    2/15/17 ...........................       2,267
  86,295    5/15/18 ...........................      32,318
                                                 ----------
                                                    153,472
                                                 ----------
  Total U.S. Treasury Obligations                   609,485
                                                 ----------
Total (Cost $2,563,298)(a)                       $2,647,590
                                                 ==========

------------
Percentages indicated are based on net assets of $2,654,308.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $108,112
                   Unrealized depreciation......................   (23,820)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 84,292
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

(c) Defaulted security.

    Amounts shown as 0 rounded to less than 1,000.

  * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates.

    The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 ASSET BACKED SECURITIES (4.1%):
 $ 4,686    Advanta Mortgage Loan Trust, Series
              97-2, Class A4, 7.60%,
              6/25/27 .........................  $    4,891
     852    Americredit Automobile Receivables
              Trust, Series 99-A, Class A4,
              5.88%, 12/12/05 .................         871
   2,135    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 .................       2,161
   5,000    Auto Leasing Investors, Series 97,
              Class A7, 6.48%, 12/12/08........       5,258
   3,778    BankBoston Home Equity Loan Trust,
              Series 98-1, Class A6, 6.35%,
              2/25/13 .........................       3,884
   2,655    Chase Manhattan Auto Owner Trust,
              Series 98-C, Class A4, 5.85%,
              5/15/03 .........................       2,712
      69    Chevy Chase Auto Receivables Trust,
              Series 97-3, Class A, 6.20%,
              3/20/04 .........................          70
      61    Chevy Chase Auto Receivables Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04 .........................          62
     257    Chevy Chase Auto Receivables Trust,
              Series 98-2, Class A, 5.91%,
              12/15/04 ........................         261
     410    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03 .............         415
     551    EQCC Home Equity Loan Trust, Series
              96-2, Class A4, 7.50%,
              6/15/21 .........................         572
     827    EQCC Home Equity Loan Trust, Series
              97-1, Class A7, 7.12%,
              5/15/28 .........................         865
   1,500    EQCC Home Equity Loan Trust, Series
              98-2, Class A3F, 6.23%,
              3/15/13 .........................       1,522
      53    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04 .........................          53
     830    GE Capital Mortgage Services, Inc.,
              Series 97-HE3, Class A6, 6.72%,
              10/25/27 ........................         863
   5,000    Green Tree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18 ...       4,300
   4,350    Green Tree Financial Corp., Series,
              95-2, Class B1, 8.60%,
              5/15/26 .........................       4,469

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,610    Green Tree Financial Corp., Series
              95-10, Class B1, 7.05%,
              2/15/27 .........................  $    4,350
     261    Green Tree Recreational, Equipment
              & Consumer Trust, Series 97-C,
              Class A1, 6.49%, 2/15/18 ........         271
     428    John Deere Owner Trust, Series
              99-A, Class A3, 5.94%,
              10/15/02 ........................         429
   3,000    MBNA Master Credit Card Trust,
              Series 98-C, Class C, 6.35%,
              11/15/05 (c) ....................       3,124
     262    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08 ........................         274
     505    Navistar Financial Corp. Owner
              Trust, Series 98-A, Class A,
              5.94%,
              11/15/04 ........................         508
     694    Onyx Acceptance Auto Trust, Series
              99-A, Class A2, 5.83%, 3/15/04 ..         707
     382    PNC Student Loan Trust, I, Series
              97-2, Class A6, 6.57%,
              1/25/04 .........................         396
     314    Premier Auto Trust, Series 98-2,
              Class A4, 5.82%, 12/6/02 ........         315
     294    Sears Credit Account Master Trust,
              Series 96-1, Class A, 6.20%,
              2/16/06 .........................         295
   1,697    Security Pacific Acceptance Corp.,
              Series 95-1, Class A3, 7.25%,
              4/10/20 .........................       1,793
   4,503    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.57%,
              4/25/08* ........................       4,516
     600    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08 ..........................         648
     601    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%, 2/15/08 (c) .....         624
     361    The Money Store Home Equity Trust,
              Series 96-C, Class A13, 7.54%,
              9/15/15 .........................         369
     618    The Money Store Home Equity Trust,
              Series 96-B, Class A16, 8.01%,
              7/15/27 .........................         650
     229    Union Acceptance Corp., Series
              98-A, Class A4, 6.11%,
              10/8/03 .........................         230
   2,000    Union Acceptance Corp., Series
              99-C, Class A4, 6.82%, 1/9/06 ...       2,086

                                       53
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,000    Union Acceptance Corp., Series
              98-D, Class A5, 5.96%,
              7/10/06* ........................  $    1,033
                                                 ----------
                  Total Asset Backed Securities      55,847
                                                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%):
   3,000    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 ........................       3,088
     635    BA Mortgage Securities, Inc.,
              Series 98-1, Class 2A4, 6.50%,
              5/28/13 .........................         647
     271    BA Mortgage Securities, Inc.,
              Series 97-1, Class A7, 7.50%,
              7/25/26 .........................         284
   2,383    Bank of America Mortgage
              Securities, Series 99-2, Class
              AB, 5.50%, 4/25/29 ..............       2,087
     236    Bank of America Mortgage
              Securities, Series 99-2, Class
              A9, 6.50%, 4/25/29 ..............         237
   3,000    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31 .............       3,091
   1,279    Bear Stearns Mortgage Securities,
              Inc., Series 96-7, Class A10,
              6.00%, 10/28/08 .................       1,247
     700    Bear Stearns Mortgage Securities,
              Inc., Series 98-1, Class A17,
              5.00%, 3/25/28 ..................         618
   1,500    Bear Stearns Mortgage Securities,
              Inc., Series 98-1, Class 2A7,
              6.99%, 3/25/28* .................       1,494
     156    Bear Stearns Mortgage Securities,
              Inc., Series 97-6, Class 1A,
              6.71%, 3/25/31* .................         157
     766    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09 (c) ....         268
   1,201    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17 (c) ....         360
   1,811    Chase Mortgage Finance Corp.,
              Series 00-S6, Class A3, 7.75%,
              7/25/05 .........................       1,869
     157    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10 .........................         160
     190    Chase Mortgage Finance Corp.,
              Series 93-P, Class A18, 6.75%,
              12/25/24 ........................         185
     450    Chase Mortgage Finance Corp.,
              Series 94-H, Class A7, 7.25%,
              6/25/25 .........................         460

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   394    Chase Mortgage Finance Corp.,
              Series 98-S7, Class 1A14, 6.25%,
              12/25/28* .......................  $      376
   1,184    Chase Mortgage Finance Corp.,
              Series 99-S1, Class A23, 6.50%,
              2/25/29 .........................       1,028
   1,200    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A4, 5.75%,
              6/25/09 .........................       1,228
     161    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A3, 5.75%,
              6/25/09 .........................         161
     478    Citicorp Mortgage Securities, Inc.,
              Series 98-6, Class A1, 6.50%,
              7/25/28 .........................         482
     434    Citicorp Mortgage Securities, Inc.,
              Series 98-6, Class A3, 6.80%,
              7/25/28 .........................         425
     900    Citicorp Mortgage Securities, Inc.,
              Series 98-10, Class A4, 7.00%,
              11/25/28 ........................         920
   4,297    Citicorp Mortgage Securities, Inc.,
              Series 99-3, Class A4, 6.50%,
              5/25/29 .........................       4,366
   1,771    CMC Securities Corp. IV, Series
              97-NAM3, Class A4, 7.25%,
              10/25/27 ........................       1,836
     720    CMC Securities Corp. IV, Series
              97-NAM3, Class FXA5, 7.25%,
              10/25/27 ........................         739
      38    Collateralized Mortgage Securities
              Corp., Series 88-2, Class B,
              8.80%, 4/20/19 ..................          40
     355    Countrywide Alternative Loan Trust,
              Series 01-6, Class 2A5, 7.00%,
              7/25/31 .........................         343
     332    Countrywide Funding Corp., Series
              94-4, Class A12, 6.95%,
              4/25/24 .........................         330
   2,000    Countrywide Home Loans, Series
              99-10, Class A21, 7.25%,
              9/25/29 .........................       2,058
     627    Countrywide Home Loans, Series
              99-11, Class A3, 7.25%,
              11/25/29 ........................         636
     300    Countrywide Mortgage Backed
              Securities, Inc., Series 93-B,
              Class A8, 6.75%, 11/25/23 .......         279

                                       54
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   391    First Union Residential
              Securitization, Series 98-A,
              Class SA4, 7.00%, 4/25/25 .......  $      399
   2,420    GE Capital Mortgage Services, Inc.,
              Series 96-12, Class A4, 7.25%,
              7/25/11 .........................       2,529
     300    GE Capital Mortgage Services, Inc.,
              Series 93-16, Class A19, 18.94%,
              12/25/23, IF* ...................         298
   1,000    GE Capital Mortgage Services, Inc.,
              Series 94-14, Class A4, 7.50%,
              4/25/24 .........................       1,042
   1,887    GE Capital Mortgage Services, Inc.,
              Series 94-17, Class A10, 7.00%,
              5/25/24 .........................       1,929
     801    GE Capital Mortgage Services, Inc.,
              Series 97-2, Class 1A2, 6.75%,
              3/25/27 .........................         811
     199    GE Capital Mortgage Services, Inc.,
              Series 98-2, Class A12, 7.00%,
              1/25/28 .........................         202
     500    GE Capital Mortgage Services, Inc.,
              Series 98-24, Class A7, 6.75%,
              1/25/29 .........................         484
     391    GE Capital Mortgage Services, Inc.,
              Series 99-2, Class A1, 6.50%,
              4/25/29 .........................         398
     300    GE Capital Mortgage Services, Inc.,
              Series 99-3, Class A10, 6.75%,
              5/25/29 .........................         295
     400    GE Capital Mortgage Services, Inc.,
              Series 99-15, Class A5, 6.75%,
              8/25/29 .........................         408
     500    GE Capital Mortgage Services, Inc.,
              Series 00-4, Class A7, 7.75%,
              4/25/30 .........................         518
   1,000    GMAC Mortgage Corp. Loan Trust,
              Series 99-J1, Class A3, 6.75%,
              8/25/29 .........................       1,036
     660    Headlands Mortgage Securities,
              Inc., Series 97-4, Class AII,
              7.25%, 11/25/12 .................         671
   1,000    Housing Securities, Inc., Series
              93-F, Class F3, 7.00%,
              6/25/23 .........................       1,023
     495    Independent National Mortgage
              Corp., Series 95-F, Class A5,
              8.25%, 5/25/10 ..................         512

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   126    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D, 9.95%,
              2/1/19 ..........................  $      132
     675    Merrill Lynch Mortgage Investors,
              Inc., Series 01-S1, Class 2APO,
              0.00%, 5/25/09, PO ..............         571
     500    NationsBanc Montgomery Funding
              Corp., Series 98-1, Class A16,
              6.75%, 6/25/28 ..................         503
     500    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11 .........................         516
   2,872    Norwest Asset Securities Corp.,
              Series 97-12, Class M, 7.25%,
              9/25/27 .........................       2,952
   1,292    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              4/25/28 .........................       1,327
     913    Norwest Asset Securities Corp.,
              Series 98-7, Class A7, 6.55%,
              4/25/28 .........................         930
   1,091    Norwest Asset Securities Corp.,
              Series 98-30, Class A9, 5.00%,
              12/25/28 ........................         963
     200    Norwest Asset Securities Corp.,
              Series 98-30, Class A10, 7.00%,
              12/25/28 ........................         200
     250    Norwest Asset Securities Corp.,
              Series 99-2, Class A6, 6.75%,
              2/25/29 .........................         255
     700    Norwest Asset Securities Corp.,
              Series 99-9, Class A21, 7.00%,
              4/25/29 .........................         714
     263    Norwest Asset Securities Corp.,
              Series 99-17, Class A2, 6.25%,
              6/25/29 .........................         265
     668    Norwest Asset Securities Corp.,
              Series 99-18, Class A9, 6.50%,
              7/25/29 .........................         658
     173    Paine Webber CMO Trust, Series H,
              Class 4, 8.75%, 4/1/18 ..........         186
      43    Paine Webber CMO Trust, Series J,
              Class 3, 8.80%, 5/1/18 ..........          46
     175    Paine Webber CMO Trust, Series L,
              Class 4, 8.95%, 7/1/18 ..........         187
     600    Paine Webber Mortgage Acceptance
              Corp., Series 94-2, Class A4,
              6.50%, 2/25/24 ..................         610

                                       55
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   497    PNC Mortgage Securities Corp.,
              Series 98-7, Class 1A5, 6.75%,
              9/25/28 .........................  $      501
   1,693    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8, 6.50%,
              12/25/28 ........................       1,732
     360    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4, 6.50%,
              5/25/29 .........................         354
   1,500    PNC Mortgage Securities Corp.,
              Series 00-5, Class A2, 7.75%,
              7/25/30 .........................       1,556
     500    Prudential Home Mortgage
              Securities, Series 94-26, Class
              A4, 7.00%, 8/25/09 ..............         517
     932    Prudential Home Mortgage
              Securities, Series 93-50, Class
              A11, 8.75%, 11/25/23, IF* .......         952
     949    Prudential Home Mortgage
              Securities, Series 93-54, Class
              A18, 5.75%, 1/25/24, IF* ........         949
     300    Prudential Home Mortgage
              Securities, Series 94-3, Class
              A22, 14.98%, 2/25/24* ...........         268
     178    Prudential Home Mortgage
              Securities, Series 94-15, Class
              A7, 6.80%, 5/25/24 ..............         178
      97    Residential Accredit Loans, Inc.,
              Series 99-QS11, Class NB1, 7.50%,
              9/25/29 .........................         100
     512    Residential Asset Securitization
              Trust, Series 96-A3, Class A11,
              7.50%, 7/25/11 ..................         527
     281    Residential Asset Securitization
              Trust, Series 97-A3, Class A4,
              7.75%, 5/25/27 ..................         282
     500    Residential Asset Securitization
              Trust, Series 97-A5, Class A14,
              7.75%, 7/25/27 ..................         514
     430    Residential Asset Securitization
              Trust, Series 97-A11, Class A6,
              7.00%, 1/25/28 ..................         445
     245    Residential Asset Securitization
              Trust, Series 98-A1, Class A3,
              6.75%, 3/25/28 ..................         251
     605    Residential Asset Securitization
              Trust, Series 98-A8, Class A8,
              6.75%, 8/25/28 ..................         621

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   300    Residential Asset Securitization
              Trust, Series 98-A8, Class A4,
              6.75%, 8/25/28 ..................  $      305
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S49, Class A3, 6.00%,
              12/25/08 ........................       1,033
     512    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S14, Class A1, 6.50%,
              6/25/09 .........................         524
     465    Residential Funding Mortgage
              Securities I, Inc., Series 98-S4,
              Class A2, 6.50%, 2/25/13 ........         475
     188    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S22, Class A13, 11.60%,
              6/25/23, IF* ....................         193
   6,000    Residential Funding Mortgage
              Securities I, Inc., Series 94-S9,
              Class A5, 6.50%, 3/25/24 ........       6,045
     275    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S14, Class A6, 7.25%,
              10/25/27 ........................         282
     500    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S20, Class A7, 7.00%,
              12/25/27 ........................         513
     285    Residential Funding Mortgage
              Securities I, Inc., Series 98-S2,
              Class A4, 7.00%, 1/25/28 ........         291
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series 98-S5,
              Class A12, 6.75%, 3/25/28 .......       1,010
     500    Residential Funding Mortgage
              Securities I, Inc., Series 99-S2,
              Class A7, 6.75%, 1/25/29 ........         499
     319    Residential Funding Mortgage
              Securities I, Inc., Series 99-S5,
              Class A2, 6.00%, 2/25/29 ........         321
     700    Structured Asset Securities Corp.,
              Series 97-4, Class 2A7, 7.00%,
              12/25/27 ........................         712
   1,000    Structured Asset Securities Corp.,
              Series 00-3, Class 2A6, 8.00%,
              7/25/30 .........................       1,051
     900    Structured Asset Securities Corp.,
              Series 00-4, Class 1A8, 7.75%,
              11/25/30 ........................         929
   2,172    Vendee Mortgage Trust, Series 96-2,
              Class 1Z, 6.75%, 6/15/26 ........       2,139
                                                 ----------
      Total Collateralized Mortgage Obligations      81,138
                                                 ----------

                                       56
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 CORPORATE BONDS (33.9%):
Aerospace/Defense (0.1%):
 $ 1,739    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (c) .............  $    1,791
                                                 ----------
Airlines (0.7%):
     992    American Airline, Series 91-A2,
              10.18%, 1/2/13 ..................         935
     642    Delta Airlines, Series K, 10.00%,
              12/5/14 (c) .....................         526
   2,000    U.S. Airways, Inc., Series 00-2G,
              8.02%, 2/5/19 ...................       2,041
     991    U.S. Airways, Inc., Series 00-3G,
              7.89%, 3/1/19 ...................       1,007
   1,000    United Airlines, 9.13%, 1/15/12 ...         724
   5,000    United Airlines, Series 01-1,
              6.07%, 3/1/13 ...................       4,468
                                                 ----------
                                                      9,701
                                                 ----------
Automotive (0.1%):
   1,000    General Motors Corp., 7.20%,
              1/15/11 .........................       1,003
     750    General Motors Corp., 8.80%,
              3/1/21 ..........................         817
                                                 ----------
                                                      1,820
                                                 ----------
Banking, Finance & Insurance (10.7%):
   4,800    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05 .........................       5,175
     500    Associates Corp., Series MTNE,
              6.88%, 2/17/03 ..................         522
   1,500    Associates Corp., Series MTNG,
              7.70%, 6/10/04 ..................       1,617
     150    Associates Corp., Series MTNH,
              7.63%, 4/27/05 ..................         163
   1,000    Associates Corp., 6.63%,
              6/15/05 .........................       1,058
   1,000    Associates Corp., 6.25%,
              11/1/08 .........................       1,023
   6,000    Associates Corp., 8.15%, 8/1/09 ...       6,697
     500    Associates Corp., Series B, 7.95%,
              2/15/10 .........................         555
   3,000    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08 ..................       3,130
   1,350    Bank of America Corp., 6.85%,
              3/1/03 ..........................       1,410
   2,900    Bank of America Corp., 7.80%,
              2/15/10 .........................       3,176
     500    Bank of America Corp., 7.80%,
              9/15/16 .........................         550
     250    Bankers Trust Corp., 7.25%,
              10/15/11 ........................         262
   1,490    Capital One Bank, Series BKNT,
              6.50%, 7/30/04 ..................       1,502

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,775    CIT Group, Inc., Series B, 6.88%,
              2/16/05 .........................  $    1,884
   1,500    CitiFinancial, 7.75%, 3/1/05 ......       1,640
   5,000    Citigroup, Inc., 6.25%, 12/1/05 ...       5,231
   1,690    Credit Suisse First Boston (USA),
              Inc., 6.13%, 11/15/11 ...........       1,653
     500    Donaldson Lufkin & Jenrette, 6.50%,
              4/1/08 ..........................         511
   1,000    Donaldson Lufkin & Jenrette, 6.50%,
              6/1/08 ..........................       1,020
   6,500    First Union Bank NA, 8.00%,
              12/15/26, Callable 12/15/06 @
              103.88 (c) ......................       6,341
   2,000    Fleet Boston Financial Corp.,
              8.13%, 7/1/04 ...................       2,178
   1,500    Ford Motor Credit Co., 6.13%,
              3/20/04 .........................       1,539
     724    Ford Motor Credit Co., 7.75%,
              3/15/05 .........................         755
     250    Ford Motor Credit Co., 6.25%,
              12/8/05 .........................         249
   4,100    Ford Motor Credit Co., 7.38%,
              10/28/09 ........................       4,045
     500    GE Capital Corp., Series MTNA,
              5.70%, 10/7/03 ..................         520
   3,500    GE Capital Corp., 8.85%, 4/1/05 ...       3,975
   1,000    GMAC, 8.50%, 1/1/03 ...............       1,050
   2,000    GMAC, 7.13%, 5/1/03 ...............       2,066
   1,300    GMAC, 6.13%, 9/15/06 ..............       1,288
   1,000    GMAC, 7.25%, 3/2/11 ...............       1,006
   3,710    Goldman Sachs Group LP, 5.90%,
              1/15/03 (c) .....................       3,828
     500    Goldman Sachs Group LP, 6.75%,
              2/15/06 (c) .....................         520
   5,000    Household Finance Corp., 7.25%,
              7/15/03 .........................       5,297
   1,000    Household Finance Corp., 7.25%,
              5/15/06 .........................       1,056
   1,000    Household Finance Corp., 6.50%,
              11/15/08 ........................       1,000
   7,200    Household Finance Corp., 5.88%,
              2/1/09 ..........................       6,857
   2,000    Huntington National Bank, 8.00%,
              4/1/10 ..........................       2,140
   5,000    Key Bank, 7.55%, 9/15/06 ..........       5,394
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05 .................       6,005
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15 ...................         328

                                       57
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   250    Lion Connecticut Holding, 7.63%,
              8/15/26 .........................  $      271
   5,000    Manufacturer's Life, Series Unit,
              8.38%, 2/1/27, Callable 2/1/07 @
              100 (c) .........................       4,914
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24 (c) ....       6,182
     500    Mellon Financial Corp., 6.38%,
              2/15/10 .........................         503
   6,000    Morgan Stanley Dean Witter and Co.,
              6.13%, 10/1/03 ..................       6,297
   4,320    National Rural Utilities, 6.00%,
              5/15/06 .........................       4,393
   1,500    Norwest Corp., Series MTNE, 7.75%,
              3/1/02 ..........................       1,514
   2,250    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (c) .....................       2,472
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (c) .....................       5,122
     419    SunAmerica, Inc., 8.13%,
              4/28/23 .........................         470
     400    Torchmark Corp., 7.88%, 5/15/23 ...         405
  10,000    Transamerica Financial Corp.,
              Series MTNF, 6.37%, 5/14/04 .....      10,382
     750    Tyco Capital Corp., 7.25%,
              8/15/05 .........................         799
   2,250    Tyco Capital Corp., 6.50%,
              2/7/06 ..........................       2,315
   2,500    U.S. Bancorp, 6.50%, 2/1/08 .......       2,569
   2,000    U.S. Bancorp, 7.50%, 6/1/26 .......       2,128
   1,000    Wells Fargo Co., Senior Subordinate
              Notes, 9.13%, 2/1/04 ............       1,104
                                                 ----------
                                                    148,056
                                                 ----------
Beverages & Tobacco (0.8%):
     500    Coca-Cola Enterprises, 7.13%,
              8/1/17 ..........................         534
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26 ........................         417
   9,500    Diageo PLC, 7.45%, 4/15/35 ........      10,253
     250    Phillip Morris Co., Inc., 7.20%,
              2/1/07 ..........................         263
                                                 ----------
                                                     11,467
                                                 ----------
Broadcast Radio & TV (0.2%):
   1,000    Ackerly Group, Inc., 9.00%,
              1/15/09, Callable 1/15/04 @
              104.5 ...........................       1,066
     890    Salem Communication Corp., Series
              B, 9.50%, 10/1/07, Callable
              10/1/02 @ 104.75 ................         927
   1,000    Spanish Broadcasting System, 9.63%,
              11/1/09, Callable 11/1/04 @
              104.81 ..........................         995
                                                 ----------
                                                      2,988
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cable Television (0.8%):
 $   500    Adelphia Communications, 9.50%,
              3/1/05 ..........................  $      494
   1,000    Charter Communications Holdings,
              Inc., 10.25%, 1/15/10, Callable
              1/15/05 @ 105.12 ................       1,030
   1,000    Classic Cable, Inc., Series B,
              9.38%, 8/1/09, Callable 8/1/04 @
              104.69 (b) ......................         255
   4,000    Comcast Cable Communications,
              8.38%, 5/1/07 ...................       4,414
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08 .........................       1,488
     750    CSC Holdings, Inc., Series B,
              8.13%, 7/15/09 ..................         772
     500    Insight Midwest, 10.50%, 11/1/10,
              Callable 11/1/05 @ 105.25 .......         543
   1,000    Mediacom L.L.C., Series B, 8.50%,
              4/15/08, Callable 4/15/03 @
              104.25 ..........................       1,010
   1,000    Time Warner Entertainment, 8.88%,
              10/1/12 .........................       1,156
                                                 ----------
                                                     11,162
                                                 ----------
Cellular/Wireless Telecommunications (0.3%):
   1,000    Arch Communications, Inc., 13.75%,
              4/15/08, Callable 4/15/04 @
              106.87 (b) ......................          10
   1,000    Centennial Communications, 10.75%,
              12/15/08, Callable 12/15/03 @
              105.37 ..........................         845
   1,000    Nextel Communications, Inc., 9.38%,
              11/15/09, Callable 11/15/04 @
              104.69 ..........................         793
     500    Price Communication Wireless, Inc.,
              Series B, 9.13%, 12/15/06,
              Callable 6/15/02 @ 104.56 .......         533
   1,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07, Callable
              10/1/02 @ 104.40 ................         975
   1,000    Rural Cellular Corp., Series B,
              9.63%, 5/15/08, Callable 5/15/03
              @ 104.81 ........................       1,034
                                                 ----------
                                                      4,190
                                                 ----------

                                       58
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
 Chemicals (0.3%):
 $ 1,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09, Callable 7/1/04 @
              105.06 ..........................  $      965
     500    IMC Global, Inc., 6.50%, 8/1/03 ...         490
   1,000    Marsulex, Inc., 9.63%, 7/1/08,
              Callable 7/1/03 @ 104.81 ........         985
   1,000    Philipp Brothers Chemical, 9.88%,
              6/1/08, Callable 6/1/03 @
              104.94 ..........................         555
     590    Polymer Group, Inc., Series B,
              9.00%, 7/1/07, Callable 7/1/02 @
              104.63 ..........................         174
   1,500    Terra Industries, Inc., Series B,
              10.50%, 6/15/05 .................       1,185
                                                 ----------
                                                      4,354
                                                 ----------
Chemicals/Plastics (0.1%):
   1,000    ISP Chemco, 10.75%, 7/1/11,
              Callable 7/1/06 @ 105.13 (c) ....       1,050
                                                 ----------
Consumer Products (0.1%):
   1,000    Applica, Inc., 10.00%, 7/31/08,
              Callable 7/13/03 @ 105.00 .......         975
   1,000    Drypers Corp., Series B, 10.25%,
              5/15/28, Callable 6/15/02 @
              105.12 ..........................           0
     730    Home Products International, Inc.,
              9.63%, 5/15/08, Callable 5/15/03
              @ 104.81 ........................         568
                                                 ----------
                                                      1,543
                                                 ----------
Ecological Services & Equipment (0.4%):
   5,000    Waste Management, Inc., 6.88%,
              5/15/09 .........................       5,044
                                                 ----------
Electrical & Electronic (0.4%):
   2,400    Exelon Corp, 6.75%, 5/1/11 ........       2,436
   1,000    Flextronics International Ltd.,
              Series B, 8.75%, 10/15/07,
              Callable 10/15/02 @ 104.38 ......       1,025
     650    IBM, 7.00%, 10/30/25 ..............         685
     750    Viacom, Inc., 8.63%, 8/1/12 .......         869
                                                 ----------
                                                      5,015
                                                 ----------
Energy (0.3%):
     470    Baytex Energy Ltd., 10.50%,
              2/15/11, Callable 2/15/06 @
              105.25 ..........................         444
     410    BRL Universal Equipment, 8.88%,
              2/15/08, Callable 2/15/05 @
              104.44 ..........................         428
   1,000    Giant Industries, Inc., 9.75%,
              11/15/03, Callable 2/11/02 @
              100.00 ..........................         985

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Energy, continued:
 $ 2,000    Osprey Trust, 8.31%, 1/15/03
              (b)(c) ..........................  $      410
   1,500    Pride International, Inc., 9.38%,
              5/1/07, Callable 5/1/02 @
              104.69 ..........................       1,586
     500    Triton Energy Ltd., 8.88%, 10/1/07,
              Callable 10/1/07 @ 104.44 .......         558
                                                 ----------
                                                      4,411
                                                 ----------
Equipment Leasing (0.1%):
     750    Applied Materials, Inc., 8.00%,
              9/1/04 ..........................         819
                                                 ----------
Equipment Trust Certificate (1.1%):
   4,359    Federal Express, Series A-1, 7.85%,
              1/30/15 .........................       3,913
   9,637    Northwest Air Trust, Series A,
              9.25%, 12/21/12 .................       7,453
   4,015    Northwest Air Trust, Series B,
              10.23%, 12/21/12 ................       3,323
                                                 ----------
                                                     14,689
                                                 ----------
Financial (0.0%):
     250    Istar Financial, Inc., 8.75%,
              8/15/08 .........................         250
                                                 ----------
Food & Tobacco (0.1%):
     510    Dominos, Inc., Series B, 10.38%,
              1/15/09, Callable 1/15/04 @
              105.19 ..........................         543
     581    Pierre Foods, Inc., 10.75%, 6/1/06,
              Callable 6/1/02 @ 105.37 ........         282
     500    Premium Standard Farms, 9.25%,
              6/15/11, Callable 6/15/06 @
              104.63 ..........................         515
                                                 ----------
                                                      1,340
                                                 ----------
Forest Products (0.4%):
     700    Ainsworth Lumber, 12.50%,
              7/15/07 .........................         697
   1,000    American Tissue, Inc., Series B,
              12.50%, 7/15/06, Callable 7/15/04
              @ 106.63 (b) ....................         300
   1,000    Buckeye Technologies, Inc., 9.25%,
              9/15/08, Callable 2/11/02 @
              104.63 ..........................         989
     500    Caraustar Industries, Inc., 9.88%,
              4/1/11, Callable 4/1/06 @
              105.25 ..........................         525
     750    Millar Western Forest, 9.88%,
              5/15/08, Callable 5/15/03 @
              104.94 ..........................         735
   1,000    Pope & Talbot, 8.38%, 6/1/13 ......         930
   1,000    Portola Packaging, Inc., 10.75%,
              10/1/05, Callable 2/11/02 @
              103.58 ..........................         905

                                       59
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Forest Products, continued:
 $   500    Potlatch Corp., 10.00%, 7/15/11,
              Callable 7/15/06 @ 105 (c) ......  $      523
                                                 ----------
                                                      5,604
                                                 ----------
Gaming/Leisure (0.2%):
   1,000    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07,
              Callable 10/15/02 @ 104.94 ......       1,024
     250    Felcor Lodging LP, 8.50%,
              6/1/11 ..........................         241
   1,000    Prime Hospitality Corp., Series B,
              9.75%, 4/1/07, Callable 4/1/02 @
              104.87 ..........................       1,013
     500    Six Flags, Inc., 9.50%, 2/1/09,
              Callable 2/1/05 @ 104.75 ........         506
                                                 ----------
                                                      2,784
                                                 ----------
Health Care (0.4%):
     750    Beverly Enterprises, Inc., 9.63%,
              4/15/09 .........................         791
     500    Extendicare Health Services, 9.35%,
              12/15/07, Callable 12/15/02 @
              104.67 ..........................         473
   1,000    Fisher Scientific International,
              Inc., 9.00%, 2/1/08, Callable
              2/1/03 @ 104.50 .................       1,030
     350    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11 .........................         350
   1,000    HCA Inc., 8.75%, 9/1/10 ...........       1,085
   1,000    HCR Manor Care, 7.50%, 6/15/06 ....       1,016
   1,000    Healthsouth Corp., 3.25%, 4/1/03,
              Callable 2/11/02 @ 101.30 .......         955
                                                 ----------
                                                      5,700
                                                 ----------
Housing (0.1%):
   1,000    NCI Building Systems, Inc., Series
              B, 9.25%, 5/1/09, Callable 5/1/04
              @ 104.63 ........................         980
                                                 ----------
Industrial Goods & Services (4.4%):
   1,200    Alcoa, Inc., 6.50%, 6/1/11 ........       1,241
   5,000    Avon Products, Inc., 6.25%,
              5/1/03 (c) ......................       5,243
   3,000    Beckman Coulter, Inc., 7.05%,
              6/1/26 ..........................       3,259
   3,000    Boise Cascade Co., 9.45%,
              11/1/09 .........................       3,283
     400    Brunswick Corp., 7.38%, 9/1/23 ....         341
   4,200    Case Corp., Series B, 6.25%,
              12/1/03 .........................       3,915
   2,200    Compaq Computer, Series MTN, 6.20%,
              5/15/03 .........................       2,230

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $   600    Conoco Funding Co., 5.45%,
              10/15/06 ........................  $      601
     250    Eastman Chemical, 7.60%, 2/1/27 ...         221
     750    Federated Department Stores, 8.13%,
              10/15/02 ........................         776
   4,000    Golden State Petroleum
              Transportation, 8.04%, 2/1/19 ...       3,886
     300    Ingersoll Rand Co., 7.20%,
              6/1/25 ..........................         313
     300    Loews Corp., 7.63%, 6/1/23,
              Callable 6/1/03 @ 103.81 ........         304
     400    Loral Corp., 7.00%, 9/15/23 .......         383
   5,000    Newell Rubbermaid, Inc., Series
              MTNA, 6.35%, 7/15/08 ............       4,861
   3,788    Newmont Mining Corp., Series A1,
              8.91%, 1/5/09 ...................       4,171
     800    News America Holdings, 7.75%,
              1/20/24 .........................         780
   2,500    Northrop-Grumman Corp., 7.00%,
              3/1/06 ..........................       2,619
   7,000    NRG Energy, Inc., 7.63%, 2/1/06
              (c) .............................       6,918
   4,258    Oslo Seismic Service, 8.28%,
              6/1/11 ..........................       4,539
   1,000    Tyco International Group, 6.38%,
              10/15/11 ........................         979
   1,300    Tyco International Ltd., 7.20%,
              10/15/08 ........................       1,360
     500    Weyerhauser Co., 7.50%, 3/1/13 ....         516
   2,500    Williams Cos., Inc., 6.13%,
              2/15/02 .........................       2,508
   3,095    Xerox Corp., Series MTND, 6.25%,
              11/15/26 ........................       2,851
   1,600    Yanacocha Receivables, 8.40%,
              6/15/04 (c) .....................       1,616
                                                 ----------
                                                     59,714
                                                 ----------
Information Technology (0.2%):
     750    Ingram Micro, Inc., 9.88%, 8/15/08,
              Callable 8/15/05 @ 104.94 .......         763
     450    Iron Mountain Inc., 8.63%, 4/1/13,
              Callable 4/1/06 @ 104.31 ........         470
     890    Nortel Networks, Ltd., 6.13%,
              2/15/06 .........................         729
   1,000    Unisys Corp., 8.13%, 6/1/06 .......       1,000
     500    Viasystems, Inc., 9.75%, 6/1/07,
              Callable 6/1/02 @ 104.87 ........         153
                                                 ----------
                                                      3,115
                                                 ----------
Leasing (1.0%):
   5,000    ERAC USA Finance Co., 6.38%,
              5/15/03 (c) .....................       5,084

                                       60
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Leasing, continued:
 $   750    ERAC USA Finance Co., 6.95%, 3/1/04
              (c) .............................  $      770
   5,000    Hertz Corp., 6.50%, 5/15/06 .......       4,931
   2,500    Hertz Corp., 6.63%, 5/15/08 .......       2,404
                                                 ----------
                                                     13,189
                                                 ----------
Leisure (0.4%):
   5,000    Royal Caribbean Cruises, 8.25%,
              4/1/05 ..........................       4,349
   1,150    Royal Caribbean Cruises, 6.75%,
              3/15/08 .........................         895
                                                 ----------
                                                      5,244
                                                 ----------
Manufacturing (0.2%):
     500    Anchor Lamina, Inc., 9.88%, 2/1/08,
              Callable 2/1/03 @ 104.94 ........         190
     375    Columbus McKinnon Corp., 8.50%,
              4/1/08, Callable 4/1/03 @
              104.25 ..........................         351
   1,000    Jackson Products, Inc., Series B,
              9.50%, 4/15/05, Callable 2/11/02
              @ 104.75 ........................         595
   1,000    Wesco Distribution, Inc., Series B,
              9.13%, 6/1/08, Callable 6/1/08 @
              104.56 ..........................         935
                                                 ----------
                                                      2,071
                                                 ----------
Nonferrous Metals/Minerals (0.2%):
     750    Ball Corp., 7.75%, 8/1/06 .........         803
   1,000    Better Minerals & Aggregates,
              13.00%, 9/15/09, Callable 9/15/04
              @ 106.50 ........................         840
   1,000    NS Group, Inc., 13.50%, 7/15/03,
              Callable 2/11/02 @ 101.93 .......       1,029
     500    Oglebay Norton Co., 10.00%, 2/1/09,
              Callable 2/1/04 @ 105.00 ........         443
                                                 ----------
                                                      3,115
                                                 ----------
Oil & Gas (0.3%):
   2,900    Amerada Hess Corp. 7.3% 8/15/31 ...       2,929
     750    Forest Oil Corporation, 8.00%,
              6/15/08 .........................         758
                                                 ----------
                                                      3,687
                                                 ----------
Oil & Gas Exploration Production & Services (0.3%):
   4,000    Amerada Hess Corp., 5.30%,
              8/15/04 .........................       4,093
                                                 ----------
Print Media (0.0%):
     530    Phoenix Color Corp., 10.38%,
              2/1/09, Callable 2/1/04 @
              105.19 ..........................         374
                                                 ----------
Publishing (0.1%):
   1,000    Garden State Newspapers, 8.63%,
              7/1/11, Callable 7/1/04 @
              104.31 ..........................         980
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Railroads (0.1%):
 $ 1,000    Burlington Northern, Series 00-2,
              7.91%, 1/15/20 ..................  $    1,072
     280    Canadian Pacific Railway, 9.45%,
              8/1/21 ..........................         334
                                                 ----------
                                                      1,406
                                                 ----------
Real Estate (0.6%):
   5,000    Archstone-Smith, 6.95%,
              10/15/02 ........................       5,106
   2,000    Avalonbay Communities, 7.38%,
              9/15/02 .........................       2,060
     750    EOP Operating LP, 7.25%,
              2/15/18 .........................         725
     500    Simon Property Group LP, 7.00%,
              7/15/09 .........................         495
                                                 ----------
                                                      8,386
                                                 ----------
Retailers (0.1%):
   1,000    Central Tractor, 10.63%, 4/1/07,
              Callable 4/1/02 @ 105.31 (b) ....           0
     455    Group 1 Automotive, Inc., 10.88%,
              3/1/09, Callable 3/1/04 @
              105.44 ..........................         469
     500    Kmart Corp., 9.88% 6/15/08 (c) ....         415
     500    Michaels Stores, Inc., 9.25%,
              7/1/09, Callable 7/1/05 @
              104.63 ..........................         530
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17 .................         484
                                                 ----------
                                                      1,898
                                                 ----------
Services (0.3%):
   1,000    Allied Waste North America, Series
              B, 8.88%, 4/1/08 ................       1,035
   1,000    National Equipment Services, Series
              D, 10.00%, 11/30/04, Callable
              2/11/02 @ 105.00 ................         855
     740    Safety-Kleen Services Corp., 9.25%,
              6/1/08, Callable 6/1/03 @
              104.63 ..........................           0
   1,000    Service Corp., International,
              6.88%, 10/1/07 ..................         875
   1,000    Williams Scotsman, Inc., 9.88%,
              6/1/07 ..........................         990
                                                 ----------
                                                      3,755
                                                 ----------
Telecommunications (3.5%):
   1,000    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09,
              Callable 5/15/04 @ 104.69 .......         995

                                       61
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $ 8,500    Ameritech Capital Funding Corp.,
              5.95%, 1/15/38 ..................  $    8,667
     250    AT&T Corp., 8.63%, 12/1/31,
              Callable 2/11/02 @ 105.56 .......         256
   4,000    Bell Telephone Co. Pennsylvania,
              8.35%, 12/15/30 .................       4,640
     100    Bellsouth Corp., 6.88%,
              10/15/31 ........................         103
     500    Crown Castle International Corp.,
              9.38%, 8/1/11, Callable 8/1/06 @
              104.69 ..........................         461
     880    Exodus Communications, Inc.,
              10.75%, 12/15/09, Callable
              12/15/04 @ 105.37 ...............         163
   3,000    France Telecom, 7.75%, 3/1/11
              (c) .............................       3,220
   1,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 .................         120
   1,000    Level 3 Communications, Inc.,
              11.25%, 3/15/10, Callable 3/15/05
              @ 105.63 ........................         493
   1,000    McLeod USA, Inc., 9.25%, 7/15/07,
              Callable 7/15/02 @ 104.63 .......         215
   1,000    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09, Callable
              12/15/04 @ 105.00 ...............         295
   5,000    New York Telephone Co., 5.63%,
              11/1/03 .........................       5,149
     500    New York Telephone Co., 6.13%,
              1/15/10 .........................         487
   5,000    Pacific Bell, 6.88%, 8/15/06 ......       5,339
   2,000    PSINet, Inc., 10.50%, 12/1/06
              (b) .............................         160
   4,085    Qwest Capital Funding Corp., 7.00%,
              8/3/09 (c) ......................       3,973
   1,000    RCN Corp., 10.13%, 1/15/10,
              Callable 1/15/05 @ 105.06 .......         420
   1,000    Sprint Corp., 9.50%, 4/1/03 .......       1,070
   1,000    TCI Communications, Inc., 9.80%,
              2/1/12 ..........................       1,204
     782    Telus Corp., 8.00%, 6/1/11 ........         831
     270    United Telephones of Florida,
              Series HH, 8.38%, 1/15/25 .......         279
     400    Verizon Communications, 7.90%,
              2/1/27, Callable 2/1/07 @
              103.95 ..........................         416
     487    Voicestream Wireless Corp., 10.38%,
              11/15/09, Callable 11/15/04 @
              105.19 ..........................         555
   1,000    Williams Communications Group,
              Inc., 10.88%, 10/1/09, Callable
              10/1/04 @ 105.44 ................         415

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $ 4,150    WorldCom, Inc., 7.38%, 1/15/06
              (c) .............................  $    4,305
     400    WorldCom, Inc., 8.25%, 1/20/23,
              Callable 1/20/03 @ 103.74 .......         398
     750    WorldCom, Inc., 6.95%, 8/15/28 ....         680
   2,000    WorldCom, Inc., 8.25%, 5/15/31 ....       2,120
   1,000    XO Communications, Inc., 10.50%,
              12/1/09, Callable 12/1/04 @
              105.25 (b) ......................         120
                                                 ----------
                                                     47,549
                                                 ----------
Transportation (0.3%):
     500    Accuride Corp., Series B, 9.25%,
              2/1/08 ..........................         268
   1,000    Airxcel, Inc., Series B, 11.00%,
              11/15/07, Callable 11/15/02 @
              105.50 ..........................         545
     883    Atlantic Coast Airlines, Inc.,
              8.75% 1/1/07 (c) ................         874
   1,000    Hayes Lemmerz International, Inc.,
              Series B, 9.13%, 7/15/07,
              Callable 7/15/02 @ 104.56 .......          50
   1,000    Newport News Shipbuilding, 8.63%,
              12/1/06, Callable 2/11/02 @
              104.31 ..........................       1,052
   1,000    Oshkosh Truck Corp., 8.75%, 3/1/08,
              Callable 3/1/03 @ 104.38 ........       1,023
                                                 ----------
                                                      3,812
                                                 ----------
Transportation & Shipping (0.5%):
   1,000    Fedex Corp., 9.65%, 6/15/12 .......       1,172
     482    Regional Jet Equipment Trust,
              Series 00-1, 7.77%, 9/5/04
              (c) .............................         488
   5,000    Union Pacific Corp., 9.63%, .......       5,295
                                                 ----------
                                                      6,955
                                                 ----------
Utilities (1.6%):
   1,000    AES Corp., 9.50%, 6/1/09 ..........         915
     200    Allete, Inc., 7.50%, 8/1/07,
              Callable 8/1/05 @ 100.00 ........         211
   1,000    American Electric Power Co., Series
              A, 6.13%, 5/15/06 ...............         991
   5,000    Baltimore Gas & Electric Co.,
              6.50%, 2/15/03 ..................       5,185
   1,500    Calpine Corp., 8.63%, 8/15/10 .....       1,365
   1,000    CMS Energy Corp., 7.00%,
              1/15/05 .........................         992
     300    Commonwealth Edison, Series 86,
              8.38%, 9/15/22, Callable 9/15/02
              @ 103.43 ........................         304

                                       62
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 1,000    Edison Mission Energy, 10.00%,
              8/15/08 .........................  $    1,030
     500    Florida Power Corp., 8.00%,
              12/1/22, Callable 12/1/02 @
              103.75 ..........................         519
     750    Mid American Energy Holdings,
              7.23%, 9/15/05 ..................         780
   4,600    Pennsylvania Electric Co., Series
              C, 6.63%, 4/1/19 ................       4,135
   3,864    Ras Laffan Gas, 7.63%, 9/15/06
              (c) .............................       4,052
     250    Scottish Power Plc, Series MTNF,
              7.24%, 8/16/23 ..................         235
     250    Texas Utilities, 7.88%, 3/1/23,
              Callable 3/1/03 @ 103.84 ........         256
     500    Texas Utilities Corp., Series J,
              6.38%, 6/15/06 ..................         504
                                                 ----------
                                                     21,474
                                                 ----------
Yankee & Eurodollar (2.1%):
   7,125    Bank of Scotland, 7.00%, 11/29/49
              (c) .............................       7,193
   3,650    Bombardier Capital, Inc., 6.00%,
              1/15/02 (c) .....................       3,654
      44    Government Trust Certificate,
              Series Z-E, 9.40%, 5/15/02 ......          45
   1,000    Kingdom of Belgium, 9.20%,
              6/28/10 .........................       1,237
   3,000    Mobil Oil Canada, 5.00%,
              12/21/04 ........................       3,055
   5,000    Scotland International Finance,
              8.80%, 1/27/04 (c) ..............       5,437
   8,055    Societe Generale Estate L.L.C.,
              7.64%, 9/30/07 (c) ..............       8,316
                                                 ----------
                                                     28,937
                                                 ----------
                          Total Corporate Bonds     464,512
                                                 ----------
PREFERRED STOCKS (0.1%):
Health Care (0.0%):
     600    Fresenius Medical Care Agency,
              9.00%, 12/1/06, Callable 12/1/02
              @ 102.25 (b) ....................         620
                                                 ----------
Telecommunications (0.1%):
      10    Broadwing Communications, 12.50%,
              8/15/04, Series B, Callable
              8/15/02 @ 1062.50 ...............         652
                                                 ----------
                         Total Preferred Stocks       1,272
                                                 ----------
U.S. GOVERNMENT AGENCY MORTGAGES (33.3%):
Fannie Mae (9.9%):
       4    8.00%, 11/1/02, Pool #76220 .......           4
   1,125    7.00%, 4/1/03, Pool #303865 .......       1,147

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   196    6.90%, 12/25/03, Series 93-70,
              Class D .........................  $      201
     138    6.00%, 12/25/06, Series 93-212,
              Class PB ........................         139
   1,518    7.50%, 6/25/07, Series 92-78, Class
              H ...............................       1,581
     725    7.50%, 9/25/07, Series 92-135,
              Class LC ........................         757
   5,000    6.00%, 5/15/08 ....................       5,200
     490    6.50%, 5/25/08, Series 93-55, Class
              K ...............................         505
     696    4.57%, 9/25/08, Series 93-175,
              Class FE* .......................         703
   3,000    6.50%, 9/25/08, Series 93-175,
              Class PG ........................       3,134
   2,190    6.50%, 9/25/08, Series 95-19, Class
              K ...............................       2,293
     615    6.00%, 12/25/08, Series 93-231,
              Class M .........................         636
     516    7.17%, 10/17/09, Series 97-M1,
              Class B* ........................         530
     429    8.00%, 11/25/10, Series 93-17,
              Class C .........................         455
   2,500    6.00%, 4/18/12, Series 97-31,
              Class EB ........................       2,468
     300    6.50%, 3/25/13, Series 93-140,
              Class H .........................         314
   5,470    6.50%, 5/1/13, Pool #251700 .......       5,591
   3,128    6.50%, 12/25/13, Series 93-225,
              Class WE ........................       3,106
  10,142    6.00%, 1/1/14, Pool #440777 .......      10,240
   1,500    6.50%, 1/25/14, Series 94-1, Class
              L ...............................       1,554
   5,600    6.50%, 6/25/14, Series 98-59,
              Class VB ........................       5,702
     313    12.50%, 1/1/16, Pool #303306 ......         362
   2,000    8.20%, 3/10/16 ....................       2,387
      49    9.00%, 3/1/17, Pool #177563 .......          53
       5    7.50%, 6/1/17, Pool #294569 .......           5
     176    9.30%, 5/25/18, Series 88-13, Class
              C ...............................         191
      28    9.00%, 1/1/19, Pool #70318 ........          31
     118    11.50%, 12/25/19, Series 89-98,
              Class H .........................         134
     190    8.80%, 1/25/20, Series 90-1, Class
              D ...............................         206
     176    6.00%, 2/25/20, Series 94-36, Class
              G ...............................         178
   3,326    7.00%, 9/25/20, Series 92-214,
              Class PK ........................       3,381
     160    8.75%, 9/25/20, Series 90-110,
              Class H .........................         171
     186    6.00%, 10/25/20, Series 94-40,
              Class H .........................         188

                                       63
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   119    8.95%, 10/25/20, Series 90-117,
              Class E .........................  $      130
   2,800    7.00%, 3/25/21, Series 01-4, Class
              PC ..............................       2,849
     220    8.50%, 9/25/21, Series G-29, Class
              O ...............................         235
   1,305    8.00%, 10/25/21, Series 91-141,
              Class PZ ........................       1,400
   2,980    7.00%, 1/25/22, Series G92-15,
              Class Z .........................       3,142
     988    7.75%, 3/25/22, Series 92-31,
              Class M .........................       1,037
   2,652    6.00%, 5/25/22, Series 93-204,
              Class A .........................       2,740
     298    7.00%, 6/25/22, Series G92-30,
              Class Z .........................         311
   1,500    7.50%, 6/25/22, Series 92-101,
              Class J .........................       1,589
   1,023    9.00%, 6/25/22, Series 92-79, Class
              Z ...............................       1,113
   1,100    6.00%, 8/25/22, Series 94-23,
              Class PE ........................       1,141
   2,895    7.50%, 10/25/22, Series 95-4, Class
              Z ...............................       3,027
     831    19.89%, 2/25/23, Series 98-35,
              Class SV, IF* ...................         870
     202    7.50%, 3/25/23, Series 93-23,
              Class PZ ........................         209
   1,638    6.50%, 4/25/23, Series 93-160,
              Class AJ ........................       1,710
     732    0.00%, 5/25/23, Series 93-146,
              Class D, PO .....................         718
     573    7.00%, 5/25/23, Series 93-56,
              Class PZ ........................         573
     350    7.00%, 5/25/23, Series 93-60, Class
              Z ...............................         353
   2,000    0.00%, 6/25/23, Series 93-257,
              Class C, PO .....................       1,598
     524    7.00%, 6/25/23, Series 93-89, Class
              Z ...............................         509
   2,298    7.00%, 6/25/23, Series 93-79,
              Class PL ........................       2,353
     177    10.25%, 6/25/23, Series 93-98,
              Class SE, IF* ...................         181
     655    6.50%, 7/25/23, Series 96-59, Class
              K ...............................         650
   3,036    6.00%, 8/25/23, Series 94-23,
              Class PX ........................       2,926
   2,000    6.50%, 8/25/23, Series 94-28, Class
              K ...............................       2,062
   2,683    7.00%, 8/25/23, Series 93-141,
              Class Z .........................       2,705
   1,214    7.00%, 8/25/23, Series 93-149,
              Class M .........................       1,246
     192    0.00%, 9/25/23, Series 93-205,
              Class H, PO .....................         158

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,226    6.50%, 9/25/23, Series 93-160,
              Class ZA ........................  $    1,234
       7    11.37%, 10/25/23, Series 93-204,
              Class SD, IF* ...................           7
   2,237    6.50%, 11/25/23, Series 95-19,
              Class Z .........................       2,146
     718    7.10%, 12/25/23, Series 93-255,
              Class E .........................         715
   1,000    6.00%, 5/25/24, Series 99-1, Class
              PD ..............................         992
      67    9.00%, 4/1/25, Pool # 250228 ......          73
   2,889    7.50%, 9/1/25, Pool #324179 .......       3,008
   1,254    8.50%, 12/1/25, Pool #313692 ......       1,360
     333    0.00%, 6/25/26, Series 99-27, Class
              PG, PO ..........................         258
     188    7.50%, 10/1/26, Pool #365997 ......         195
     150    7.50%, 3/1/27, Pool #250854 .......         156
   2,100    7.00%, 3/18/27, Series 97-11, Class
              E ...............................       2,131
   2,550    6.00%, 3/25/27, Series 98-63,
              Class PG ........................       2,534
     922    7.50%, 4/18/27, Series 97-27, Class
              J ...............................         965
   5,344    6.50%, 9/18/27, Series 97-63,
              Class ZA ........................       5,230
     222    7.00%, 3/1/28, Pool #251569 .......         227
   5,368    6.50%, 4/1/28, Pool #420165 .......       5,396
   7,929    6.50%, 7/1/29, Pool #517679 .......       7,967
   4,112    6.50%, 7/1/29, Pool #252570 .......       4,131
   3,901    6.50%, 8/1/29, Pool #323866 .......       3,920
   1,720    7.50%, 2/20/30, Series 00-8, Class
              Z ...............................       1,809
                                                 ----------
                                                    135,536
                                                 ----------
Federal Home Loan Bank (0.1%):
   1,500    5.09%, 10/7/08, Series LZ08 .......       1,480
                                                 ----------
Freddie Mac (17.6%):
      23    7.25%, 1/1/05, Pool #184093 .......          24
     100    6.75%, 12/15/05, Series 1507,
              Class JC ........................         104
      43    6.00%, 5/15/07, Series 1490, Class
              PJ ..............................          43
   1,342    6.25%, 9/15/07, Series 1701,
              Class PG ........................       1,359
   1,034    7.00%, 9/15/07, Series 1457, Class
              PJ ..............................       1,079
      32    8.50%, 1/1/08, Gold Pool
              #G10164 .........................          34
      60    8.75%, 4/1/08, Pool #160043 .......          64
   1,145    0.00%, 5/15/08, Series 1989, Class
              L, PO ...........................       1,082
      72    8.00%, 8/1/08, Pool #180531 .......          75
     560    6.50%, 8/15/08, Series 1561, Class
              J ...............................         585
      36    8.25%, 9/1/08, Pool #186743 .......          37

                                       64
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 3,833    6.50%, 12/15/08, Series 1796,
              Class B .........................  $    4,022
   1,466    6.00%, 1/15/09, Series 1667, Class
              B ...............................       1,523
   2,942    6.50%, 3/15/09, Series 1701, Class
              C ...............................       3,008
   1,588    7.00%, 6/1/09, Gold Pool
              #E00313 .........................       1,661
      59    10.25%, 6/1/09, Pool #160081 ......          65
      79    8.00%, 8/1/09, Pool #256159 .......          82
       5    14.75%, 3/1/10, Pool #170027 ......           6
   1,225    8.50%, 6/1/10, Gold Pool
              #G10505 .........................       1,296
   2,357    7.50%, 9/1/10, Gold Pool
              #E62448 .........................       2,481
       4    14.50%, 12/1/10, Pool #170040 .....           4
       5    13.50%, 1/1/11, Pool #170042 ......           6
       2    14.50%, 3/1/11, Pool #170046 ......           2
      10    15.00%, 3/1/11, Pool #170045 ......          12
   2,616    7.00%, 5/1/11, Gold Pool
              #E00434 .........................       2,728
   2,223    7.50%, 5/1/11, Gold Pool
              #E00438 .........................       2,336
   2,435    7.00%, 6/1/11, Gold Pool
              #E64220 .........................       2,539
       8    14.50%, 12/1/11, Pool #181072 .....          10
       0    13.50%, 10/1/12, Pool #183150 .....           1
   1,000    7.00%, 2/15/13, Series 1942,
              Class VD ........................       1,046
   5,000    6.50%, 5/15/13, Series 2055,
              Class OE ........................       5,123
     115    6.50%, 8/15/13, Series 1556, Class
              H ...............................         117
   1,267    7.00%, 10/15/13, Series 1595,
              Class D .........................       1,335
      22    12.50%, 1/1/14, Pool #304168 ......          24
       3    13.00%, 6/1/14, Pool #170096 ......           3
  24,207    6.50%, 7/1/14, Gold Pool
              #E00721 .........................      24,707
      77    12.00%, 8/1/15, Pool #170269 ......          87
     600    6.00%, 8/15/15, Series 2226,
              Class PB ........................         616
  15,450    6.50%, 12/15/15, Series 2054,
              Class VB ........................      15,758
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ ........................       3,023
      34    7.50%, 11/1/16, Pool #280421 ......          35
      16    7.50%, 2/1/17, Pool #285128 .......          17
   2,000    6.00%, 2/15/17, Series 2108,
              Class VB ........................       2,005
       5    7.50%, 3/1/17, Pool #290818 .......           5
     143    5.50%, 1/15/19, Series 1590,
              Class FA ........................         144
     538    5.50%, 2/25/19, Series 24, Class
              G ...............................         542
      89    12.00%, 7/1/19, Pool #555238 ......         101
     535    9.50%, 7/15/19, Series 11, Class
              D ...............................         573
     582    6.00%, 12/15/19, Series 1666,
              Class E .........................         590

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   238    9.50%, 5/15/20, Series 38, Class
              D ...............................  $      254
      87    6.00%, 6/15/20, Series 1614, Class
              H ...............................          87
     268    9.20%, 10/15/20, Series 84, Class
              F ...............................         286
     147    8.13%, 11/15/20, Series 81, Class
              A ...............................         153
     197    9.10%, 1/15/21, Series 109, Class
              I ...............................         207
   5,000    7.00%, 1/17/21, Series 2190,
              Class PU ........................       5,116
   1,700    6.00%, 4/15/21, Series 2091,
              Class PD ........................       1,755
     289    6.50%, 12/15/21, Series 1552,
              Class GB ........................         297
     135    6.25%, 3/15/22, Series 1671, Class
              F ...............................         138
   2,000    7.50%, 3/15/22, Series 1459, Class
              L ...............................       2,094
   3,998    8.00%, 6/15/22, Series 1316, Class
              Z ...............................       4,260
     660    7.50%, 8/15/22, Series 1721, Class
              G ...............................         680
   1,000    7.50%, 8/15/22, Series 1343,
              Class LB ........................       1,056
      69    8.50%, 9/15/22, Series 198, Class
              Z ...............................          74
     255    7.00%, 10/15/22, Series 1547,
              Class PK ........................         266
     602    11.54%, 10/15/22, Series 1673,
              Class S, IF* ....................         612
     733    6.50%, 11/15/22, Series 1552,
              Class HB ........................         736
   1,700    6.75%, 11/15/22, Series 1552,
              Class H .........................       1,729
   2,729    6.50%, 2/15/23, Series 1614, Class
              P ...............................       2,802
     294    6.50%, 2/15/23, Series 1522, Class
              N ...............................         295
   3,971    8.00%, 2/15/23, Series 201, Class
              Z ...............................       4,139
     802    6.00%, 5/15/23, Series 1630, Class
              PJ ..............................         816
  13,318    6.00%, 6/15/23, Series 1637, Class
              G ...............................      13,854
     709    7.00%, 7/15/23, Series 1542, Class
              Z ...............................         704
   1,000    7.00%, 7/15/23, Series 1543,
              Class VN ........................       1,044
     353    10.00%, 8/15/23, Series 1611, Class
              JC, IF* .........................         394
     307    6.50%, 9/15/23, Series 1574, Class
              T ...............................         289
     424    6.50%, 9/15/23, Series 1633, Class
              B ...............................         437
     875    6.50%, 9/15/23, Series 1577,
              Class PV ........................         873
   1,500    7.00%, 9/25/23, Series 29, Class
              J ...............................       1,524
     261    15.55%, 10/15/23, Series 1590,
              Class NA, IF* ...................         251
     680    6.50%, 11/15/23, Series 1617,
              Class D .........................         654
   4,332    6.25%, 11/25/23, Series 24, Class
              J ...............................       4,350
     458    6.50%, 11/25/23, Series 23, Class
              KZ ..............................         439

                                       65
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,763    6.50%, 12/15/23, Series 1628,
              Class LZ ........................  $    2,801
   5,850    6.50%, 1/1/24, Gold Pool
              #C80091 .........................       5,919
     317    6.50%, 2/15/24, Series 1682, Class
              E ...............................         319
   1,903    10.00%, 2/15/24, Series 1671, Class
              QC, IF* .........................       2,119
     373    7.50%, 6/1/24, Gold Pool
              #C80161 .........................         389
   6,023    7.00%, 9/1/24, Gold Pool
              #G00271 .........................       6,187
   1,806    7.50%, 10/1/24, Gold Pool
              #C80245 .........................       1,883
   4,036    7.00%, 11/1/24, Gold Pool
              #G00278 .........................       4,147
     750    6.00%, 4/15/25, Series 2151,
              Class JM ........................         748
   1,479    6.00%, 10/15/25, Series 2093,
              Class G .........................       1,455
   3,000    6.50%, 9/15/26, Series 2067,
              Class PD ........................       3,053
   3,600    6.25%, 10/15/26, Series 2082,
              Class PG ........................       3,568
   2,400    6.25%, 12/15/26, Series 2075,
              Class QG ........................       2,389
     137    7.50%, 2/1/27, Gold Pool
              #C00496 .........................         142
      85    7.50%, 2/1/27, Gold Pool
              #D78499 .........................          88
  10,000    6.50%, 7/15/27, Series 2137,
              Class TG ........................      10,118
   1,923    7.00%, 8/1/27, Gold Pool
              #D81734 .........................       1,967
   3,669    8.00%, 8/1/27, Gold Pool
              #G00747 .........................       3,871
   3,000    6.00%, 11/15/27, Series 2132,
              Class PD ........................       2,990
   8,000    6.00%, 12/15/27, Series 2123,
              Class PE ........................       7,984
   4,900    6.25%, 1/15/28, Series 2122,
              Class QR ........................       4,723
   7,000    6.50%, 1/15/28, Series 2137,
              Class TM ........................       7,082
     823    6.50%, 1/15/28, Series 2022,
              Class PE ........................         814
     200    7.00%, 2/1/28, Gold Pool
              #D86005 .........................         204
   2,000    6.00%, 4/15/28, Series 2161,
              Class PG ........................       1,974
     321    6.50%, 4/15/28, Series 2046,
              Class PN ........................         302
   2,800    6.50%, 5/15/28, Series 2056,
              Class PH ........................       2,675
   2,000    7.00%, 10/15/28, Series 2089, Class
              PJ, IO ..........................         712
  10,000    6.00%, 11/15/28, Series 2091,
              Class PG ........................       9,416
   4,459    6.00%, 2/1/29, Gold Pool #
              C21930 ..........................       4,398

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   500    33.99%, 4/15/29, Series 2148, Class
              HS, IF* .........................  $      534
   3,924    6.50%, 6/1/29, Gold Pool
              #C00785 .........................       3,945
   3,652    7.00%, 8/1/29, Gold Pool
              #C30263 .........................       3,727
     280    7.50%, 11/1/29, Gold Pool
              #C32536 .........................         290
   2,000    8.00%, 11/15/29, Series 2201,
              Class C .........................       2,144
     113    8.00%, 3/1/30, Gold Pool
              #C37157 .........................         118
     115    7.50%, 10/1/30, Gold Pool
              #C44034 .........................         119
   1,964    7.50%, 10/15/30, Series 2261,
              Class ZY ........................       2,043
     238    7.50%, 11/1/30, Gold Pool
              #C44373 .........................         246
                                                 ----------
                                                    242,387
                                                 ----------
Government National Mortgage Assoc. (3.7%):
      27    8.00%, 5/15/04, Pool #2597 ........          28
     127    7.50%, 6/15/07, Pool #17109 .......         134
      40    8.00%, 10/15/07, Pool #19860 ......          42
      11    8.00%, 10/15/07, Pool #20471 ......          12
      45    8.00%, 11/15/07, Pool #21064 ......          48
      19    8.00%, 1/15/08, Pool #21259 .......          20
      48    8.00%, 5/15/08, Pool #23139 .......          51
       5    13.00%, 1/15/15, Pool #121789 .....           6
      38    9.00%, 4/15/16, Pool #159851 ......          41
      37    9.00%, 9/15/16, Pool #164740 ......          41
      44    9.00%, 9/15/16, Pool #179836 ......          48
      15    9.00%, 10/15/16, Pool #170831 .....          17
      17    9.00%, 11/15/16, Pool #193234 .....          18
     258    9.00%, 12/15/16, Pool #190923 .....         283
      23    9.00%, 12/15/16, Pool #151253 .....          25
      19    9.00%, 12/15/16, Pool #183237 .....          21
      64    9.00%, 12/15/16, Pool #190783 .....          70
      35    9.00%, 1/15/17, Pool #180482 ......          38
       5    9.00%, 5/15/17, Pool #203439 ......           5
       3    9.00%, 6/15/18, Pool #234162 ......           3
      45    9.00%, 7/15/18, Pool #216264 ......          50
       5    9.00%, 11/15/19, Pool #275501 .....           6
     109    9.00%, 3/15/20, Pool #160559 ......         119
      39    10.00%, 11/15/20, Pool #299559 ....          44
     371    7.25%, 7/15/21, Pool #310456 ......         386
      43    9.00%, 7/15/21, Pool #313183 ......          47
     358    7.25%, 9/15/21, Pool #313389 ......         372
     464    7.25%, 10/15/21, Pool #309750 .....         482
       7    9.00%, 11/15/21, Pool #218409 .....           8
     524    7.25%, 1/15/22, Pool #314497 ......         544
     323    9.00%, 1/15/22, Pool #316247 ......         353
   1,116    7.50%, 10/15/22, Pool #297656 .....       1,167
     132    7.00%, 1/15/23, Pool #339885 ......         136

                                       66
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   255    7.00%, 2/15/24, Pool #376855 ......  $      263
      42    7.00%, 4/15/24, Pool #389850 ......          44
      75    7.00%, 4/15/24, Pool #380930 ......          77
     546    7.00%, 4/15/24, Pool #359713 ......         563
     865    9.00%, 11/15/24, Pool #780029 .....         948
     340    9.00%, 1/15/25, Pool #369632 ......         368
     296    7.50%, 8/20/25, Pool #2056 ........         308
     201    8.50%, 11/15/25, Pool #405529 .....         216
      38    19.72%, 5/20/26, Series 99-24,
              Class SA, IF* ...................          39
   1,993    7.50%, 7/15/26, Pool #430999 ......       2,076
     180    8.00%, 8/20/26, Pool #2270 ........         190
     165    8.00%, 9/20/26, Pool #2285 ........         174
     746    6.38%, 11/20/26, Series 98-14,
              Class PG ........................         745
     508    7.00%, 12/15/26, Pool #780481 .....         522
     146    7.50%, 2/15/27, Pool #442422 ......         151
     214    7.75%, 2/15/27, Pool #438633 ......         224
     170    8.00%, 2/20/27, Pool #2379 ........         178
     115    8.00%, 3/20/27, Pool #2397 ........         121
   1,500    7.50%, 5/16/27, Series 97-8,
              Class PN ........................       1,570
   1,190    8.00%, 6/20/27, Pool #2445 ........       1,248
   2,908    7.50%, 7/20/27, Pool #2457 ........       3,020
     225    7.00%, 11/15/27, Pool #460982 .....         231
     255    7.25%, 1/15/28, Pool #427295 ......         262
     713    8.00%, 1/20/28, Pool #2538 ........         745
   6,823    6.50%, 2/15/28, Pool #460759 ......       6,866
     418    7.00%, 2/15/28, Pool #408006 ......         428
     515    7.00%, 4/15/28, Pool #360750 ......         527
     168    8.00%, 4/20/28, Pool #2581 ........         175
     135    8.00%, 6/20/28, Pool #2606 ........         142
     406    8.00%, 7/20/28, Pool #2619 ........         425
     765    8.00%, 8/20/28, Pool #2633 ........         800
   7,707    6.00%, 11/15/28, Pool #486678 .....       7,585
     525    6.50%, 2/20/29, Pool #2714 ........         525
   4,193    6.50%, 6/15/29, Pool #472969 ......       4,217
     543    7.50%, 9/15/29, Pool #511482 ......         563
   5,619    6.50%, 10/15/29, Pool #781118 .....       5,652
     737    9.35%, 11/16/29, Series 99-43,
              Class TA, IF* ...................         783
   3,355    8.00%, 1/16/30, Series 00-1, Class
              PK ..............................       3,578
                                                 ----------
                                                     51,214
                                                 ----------
Resolution Funding Corporation (1.9%):
  10,000    4/15/19 ...........................       3,315
   5,000    10/15/19 ..........................       1,602

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Resolution Funding Corporation, continued:
 $65,000    10/15/19 ..........................  $   20,928
                                                 ----------
                                                     25,845
                                                 ----------
Student Loan Marketing Association (0.1%):
     700    7.20%, 6/17/02 ....................         717
                                                 ----------
         Total U.S. Government Agency Mortgages     457,179
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.3%):
Other U.S. Agencies (0.3%):
   1,820    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 ..........................       1,820
   2,545    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .........................       2,545
                                                 ----------
        Total U.S. Government Agency Securities       4,365
                                                 ----------
U.S. TREASURY OBLIGATIONS (19.4%):
U.S. Treasury Bonds (18.9%):
   6,050    11.88%, 11/15/03 ..................       7,024
  59,130    10.75%, 8/15/05 ...................      72,308
  23,475    12.75%, 11/15/10 ..................      30,542
   6,385    10.38%, 11/15/12 ..................       8,193
   3,500    7.50%, 11/15/16 ...................       4,140
  10,925    8.88%, 8/15/17 ....................      14,506
  15,125    9.13%, 5/15/18 ....................      20,621
  14,000    9.00%, 11/15/18 ...................      18,956
   5,000    8.13%, 8/15/19 ....................       6,314
   1,150    8.50%, 2/15/20 ....................       1,505
   8,000    8.75%, 5/15/20 ....................      10,723
  12,685    8.13%, 5/15/21 ....................      16,178
  13,450    8.13%, 8/15/21 ....................      17,174
   7,125    8.00%, 11/15/21 ...................       9,018
  13,600    7.13%, 2/15/23 ....................      15,840
   5,220    6.25%, 5/15/30 ....................       5,656
                                                 ----------
                                                    258,698
                                                 ----------
U.S. Treasury Inflation Protected Bonds (0.5%):
   2,917    3.38%, 1/15/07 ....................       2,929
   2,168    3.88%, 1/15/09 ....................       2,218
   1,099    3.63%, 4/15/28 ....................       1,121
                                                 ----------
                                                      6,268
                                                 ----------
U.S. Treasury STRIPS (0.0%):
     308    5/15/13 ...........................         161
   1,040    5/15/18 ...........................         390
                                                 ----------
                                                        551
                                                 ----------
                Total U.S. Treasury Obligations     265,517
                                                 ----------

                                       67
Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 INVESTMENT COMPANIES (2.4%):
  33,036    One Group Prime Money Market Fund,
              Class I .........................  $   33,036
                                                 ----------
                     Total Investment Companies      33,036
                                                 ----------
                     Total (Cost $1,338,475)(a)  $1,362,866
                                                 ==========

------------
Percentages indicated are based on net assets of $1,371,550.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 56,412
                   Unrealized depreciation......................   (32,021)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 24,391
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Defaulted security.

(c) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    Amounts shown as 0 rounded to less than 1,000.

  * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (0.5%):
 $ 2,257    Merrill Lynch, Inc., Series 144-S,
              7.43%, 7/25/24 ....................  $  2,257
                                                   --------
  Total Asset Backed Securities                       2,257
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.1%):
     299    ABN AMRO Mortgage Corp., Series
              98-5, Class A7, 17.49%, 1/25/29,
              IF* ...............................       325
   1,000    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%, 9/25/29 ....     1,022
   1,750    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 ..........................     1,801
   1,000    Chase Mortgage Finance Corp.,
              Series 93-L, Class 2A10, 6.50%,
              10/25/24 ..........................     1,008
      40    Citicorp Mortgage Securities, Inc.,
              Series 94-6, Class A3, 5.75%,
              3/25/09 ...........................        41
   1,142    Citicorp Mortgage Securities, Inc.,
              Series 98-1, Class A2, 6.75%,
              2/25/28 ...........................     1,169
   1,346    CMC Securities Corp., III, Series
              94-D, Class A1, 6.00%, 3/25/24 ....     1,373
   3,001    Countrywide Alternative Loan Trust,
              Series 01-9, Class A5, 17.14%,
              10/25/31, IF* .....................     3,013
     113    Countrywide Home Loans, Series
              00-3, Class A1, 8.00%, 7/25/30 ....       114
   2,135    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 6.60%,
              5/28/28* (c) ......................     2,161
     890    GE Capital Mortgage Services, Inc.,
              Series 93-17, Class A14, 6.50%,
              12/25/23 ..........................       898
     338    GE Capital Mortgage Services, Inc.,
              Series 98-2, Class A9, 6.95%,
              1/25/28 ...........................       343
   1,446    GE Capital Mortgage Services, Inc.,
              Series 98-25, Class A6, 0.00%,
              12/25/28, PO ......................       587
     701    GE Capital Mortgage Services, Inc.,
              Series 99-5, Class A25, 0.00%,
              5/25/29, PO .......................       377
     676    GE Capital Mortgage Services, Inc.,
              Series 99-13, Class A14, 0.00%,
              7/25/29, PO .......................       331
      41    GE Capital Mortgage Services, Inc.,
              Series 00-13, Class A1, 7.50%,
              11/25/30 ..........................        41

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,900    Kidder Peabody Mortgage Assets
              Trust, Series B, Class A1, 0.00%,
              4/22/18, PO .......................  $  1,594
     630    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D, 9.95%,
              2/1/19 ............................       661
      38    Merrill Lynch Trust, Series 7,
              Class B, 0.00%, 4/20/18, PO .......        37
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 1823.50%,
              4/20/21, HB, IF* ..................       163
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 1823.50%,
              7/20/21, HB, IF* ..................       224
      69    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21,
              PO ................................        57
      25    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21,
              PO ................................        22
   1,000    Norwest Assets Securities Corp.,
              Series 98-7, Class A3, 6.75%,
              4/25/28 ...........................     1,022
     456    Prudential Home Mortgage
              Securities, Series 93-50, Class
              A11,
              8.75%, 11/25/23, IF* ..............       466
     400    Prudential-Bache Trust, Series 4,
              Class A, 4.88%, 9/1/18* ...........       399
   1,620    Residential Accredit Loans, Inc.,
              Series 00-QS2, Class A4, 7.75%,
              2/25/30 ...........................     1,655
   3,963    Residential Accredit Loans, Inc.,
              Series 01-QS14, Class A4A, 5.62%,
              10/25/31, IF, IO* .................       302
     970    Residential Accredit Loans, Inc.,
              Series 01-QS16, Class A6, 6.25%,
              11/25/31 ..........................       953
     463    Residential Funding Mortgage
              Securities I, Inc., Series 97-S4,
              Class A5, 7.00%, 3/25/12 ..........       481
     811    Residential Funding Mortgage
              Securities I, Inc., Series 96-S14,
              Class A12, 7.00%, 5/25/26 .........       815
     500    Residential Funding Mortgage
              Securities I, Inc., Series 98-S12,
              Class A6, 6.75%, 5/25/28 ..........       497
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series 99-S3,
              Class A4, 18.22%, 1/25/29, IF* ....       938

                                       69
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   852    Salomon Brothers Mortgage Securities
              Trust VII, Series 00-UP1, Class A2,
              8.00%, 9/25/30 ....................  $    889
   1,100    Structured Mortgage Asset Residential
              Trust, Series 93-5C, Class CI,
              7.15%, 3/25/23 ....................     1,124
   1,593    Vendee Mortgage Trust, Series 96-2,
              Class 1Z, 6.75%, 6/15/26 ..........     1,569
                                                   --------
  Total Collateralized Mortgage Obligations          28,472
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (86.1%):
Fannie Mae (36.5%):
       0    0.00%, 3/1/02, Series 8, Class 1,
              PO ................................         0
       0    12.00%, 1/1/04, Pool #70659 .........         0
      69    10.00%, 5/25/04, Series 89-26, Class
              D .................................        72
       1    758.75%, 1/25/06, Series 91-4, Class
              N, HB, IO .........................        10
       1    778.65%, 1/25/06, Series 91-4, Class
              H, HB, IO .........................        14
       2    908.75%, 3/25/06, Series 91-20, Class
              M, HB, IO .........................        20
       1    1008.25%, 4/25/06, Series 91-33,
              Class J, HB, IO ...................         9
       1    1088.00%, 6/25/06, Series 91-71,
              Class E, HB, IO ...................        19
     668    8.00%, 7/25/06, Series 92-122, Class
              C .................................       672
       1    1182.80%, 9/25/06, Series 91-133,
              Class L, HB, IO ...................        14
     661    8.00%, 11/25/06, Series 92-92, Class
              K .................................       667
   2,038    7.50%, 9/25/07, Series 92-135, Class
              LC ................................     2,129
     835    8.50%, 12/1/07, Pool #420646 ........       879
     638    0.00%, 2/25/08, Series 96-24,
              Class K, PO .......................       632
     491    4.43%, 5/25/08, Series 93-63,
              Class FD* .........................       484
     490    4.53%, 5/25/08, Series 93-72,
              Class F* ..........................       490
     809    6.25%, 6/25/8, Series 93-78,
              Class KB ..........................       825
   1,000    9.06%, 7/25/08, Series 93-238, Class
              SB, IF* ...........................     1,083
     330    5.66%, 8/25/08, Series 93-209, Class
              KB ................................       336
     845    10.85%, 8/25/08, Series 93-134, Class
              SA, IF* ...........................       840
   2,079    0.00%, 9/25/08, Series 96-20,
              Class L, PO .......................     1,803

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   459    4.43%, 9/25/08, Series 93-164, Class
              FE* ...............................  $    460
     932    4.57%, 9/25/08, Series 93-175, Class
              FE* ...............................       942
     472    10.66%, 9/25/08, Series 93-164, Class
              SA, IF* ...........................       535
     677    11.42%, 9/25/08, Series 93-175, Class
              SA, IF* ...........................       694
   1,650    0.00%, 10/25/08, Series 96-24, Class
              B, PO .............................     1,312
     410    4.53%, 10/25/08, Series 93-196, Class
              FA* ...............................       413
     962    7.29%, 10/25/08, Series 93-192, Class
              SC, IF* ...........................       994
     410    9.25%, 10/25/08, Series 93-196, Class
              SB, IF* ...........................       438
   1,000    11.40%, 2/25/09, Series 94-13, Class
              SK, IF* ...........................     1,123
   1,282    6.50%, 3/25/09, Series 95-13,
              Class B ...........................     1,327
   1,000    14.30%, 3/25/09, Series 94-34, Class
              S, IF* ............................     1,090
   1,500    7.25%, 1/15/10 ......................     1,657
     272    9.00%, 2/1/10, Pool #303165 .........       288
   1,000    7.00%, 4/25/10, Series 92-124, Class
              D .................................     1,042
     681    10.25%, 7/15/13, Pool #100121 .......       769
   1,195    6.50%, 9/1/13, Pool #251982 .........     1,222
     878    6.37%, 11/25/13, Series 93-220, Class
              SE, IF* ...........................       868
   1,097    17.50%, 11/25/13, Series 93-220,
              Class SD, IF* .....................     1,172
     445    19.32%, 12/25/13, Series 93-225,
              Class SG, IF* .....................       505
   3,845    6.00%, 11/25/15, Series 01-59, Class
              VB ................................     3,750
   2,000    6.00%, 11/25/15, Series 01-49, Class
              DQ ................................     2,015
   1,000    6.00%, 12/25/15, Series 01-78, Class
              VB ................................       974
     355    12.50%, 1/1/16, Pool #303306 ........       411
   1,110    6.50%, 6/1/16, Pool #368930 .........     1,132
   4,000    6.00%, 12/25/16, Series 01-71, Class
              QE ................................     3,915
   1,000    6.00%, 12/25/16, Series 01-74, Class
              MB ................................       978
     134    7.00%, 4/1/17, Pool #44699 ..........       138

                                       70
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    99    9.50%, 7/1/17, Series 59, Class 2,
              IO ................................  $     20
     351    10.00%, 9/1/17, Series 23, Class 2,
              IO ................................        82
     402    6.50%, 12/18/17, Series 98-17, Class
              TB ................................       408
   2,523    8.00%, 1/25/18, Series 92-7,
              Class Q ...........................     2,781
   1,261    9.25%, 4/25/18, Series 88-7,
              Class Z ...........................     1,381
     404    9.00%, 5/1/18, Pool #426836 .........       443
     101    0.00%, 5/25/18, Series 88-11,
              Class D, PO .......................        89
     700    4.39%, 6/25/18, Series 92-206, Class
              FA* ...............................       712
   1,017    9.85%, 11/1/18, Series 97-77,
              Class M ...........................     1,017
     818    10.50%, 11/1/18, Pool #550942 .......       920
      85    9.50%, 12/25/18, Series 88-29, Class
              B .................................        93
     401    6.56%, 3/1/19, Pool #116612* ........       402
     309    11.00%, 4/1/19, Pool #550294 ........       351
     381    10.30%, 4/25/19, Series 89-19, Class
              A .................................       420
     215    10.45%, 4/25/19, Series 89-21, Class
              G .................................       238
     493    6.90%, 6/25/19, Series 89-27,
              Class Y ...........................       516
     724    10.00%, 7/1/19, Pool #559204 ........       808
     553    8.00%, 10/25/19, Series 89-70, Class
              G .................................       585
     250    15.90%, 10/25/19, Series 93-156,
              Class SD, IF* .....................       259
     271    9.00%, 11/25/19, Series 89-89, Class
              H .................................       298
     286    9.40%, 11/25/19, Series 89-78, Class
              H .................................       319
     250    5.50%, 6/25/20, Series 90-60,
              Class K ...........................       247
     203    11.00%, 8/20/20, Pool #100120* ......       235
     244    5.50%, 8/25/20, Series 90-93,
              Class G ...........................       242
   1,044    6.50%, 8/25/20, Series 90-102, Class
              J .................................     1,069
       4    1118.04%, 8/25/20, Series 90-95,
              Class J, HB, IO ...................       109
     131    18.69%, 11/25/20, Series 90-134,
              Class SC, IF* .....................       161
     600    6.50%, 12/25/20, Series 97-85, Class
              L, IO .............................        20
      10    652.15%, 12/25/20, Series 90-140,
              Class K, HB, IO ...................       165
     150    8.00%, 1/25/21, Series 95-24,
              Class D ...........................       150
       1    908.50%, 2/25/21, Series 91-7, Class
              K, HB, IO .........................        22

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   660    4.59%, 4/25/21, Series G93-16, Class
              H .................................  $    659
   1,009    13.13%, 4/25/21, Series 93-179, Class
              SP, IF* ...........................     1,037
       3    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB, IO ..................        67
     405    7.00%, 10/25/21, Series 92-124, Class
              PJ ................................       412
   1,000    7.88%, 11/25/21, Series 92-215, Class
              PM ................................     1,045
   1,986    7.00%, 1/25/22, Series G92-15, Class
              Z .................................     2,094
     523    7.70%, 2/25/22, Series G92-12, Class
              B .................................       547
   2,435    4.69%, 3/25/22, Series 92-33,
              Class F* ..........................     2,479
   3,000    7.00%, 4/25/22, Series 93-41,
              Class D ...........................     3,092
       1    9597.60%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* .................       208
   1,000    7.50%, 6/25/22, Series 92-101, Class
              J .................................     1,059
     696    7.00%, 7/25/22, Series G92-42, Class
              Z .................................       717
  21,188    8.00%, 7/25/22, Series G92-44, Class
              ZQ ................................    22,885
     709    6.50%, 8/25/22, Series 96-59,
              Class J ...........................       717
   3,123    7.50%, 9/25/22, Series G92-54, Class
              ZQ ................................     3,316
     570    2.84%, 10/25/22, Series G92-62, Class
              FB* ...............................       560
   1,482    7.00%, 10/25/22, Series G92-61, Class
              Z .................................     1,507
      20    6.75%, 12/25/22, Series 93-46, Class
              O .................................        20
   1,235    8.12%, 12/25/22, Series 93-225, Class
              VO, IF* ...........................     1,306
     599    0.00%, 2/25/23, Series 93-108, Class
              D, PO .............................       540
     904    15.89%, 2/25/23, Series 93-202, Class
              VO, IF* ...........................       910
     980    0.00%, 3/25/23, Series 93-247, Class
              CB, PO ............................       846
   3,000    11.31%, 4/25/23, Series 98-43, Class
              SA, IF, IO* .......................     1,531
   1,600    12.07%, 4/25/23, Series 93-62, Class
              SA, IF* ...........................     1,762

                                       71
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   512    0.00%, 5/25/23, Series 93-146, Class
              D, PO .............................  $    503
     851    3.19%, 5/25/23, Series 93-97,
              Class FA* .........................       807
     495    6.50%, 5/25/23, Series 93-204,
              Class PE, IO ......................        63
     787    9.10%, 5/25/23, Series 93-110,
              Class S, IF* ......................       801
   3,517    0.00%, 6/25/23, Series 93-257,
              Class C, PO .......................     2,810
   3,914    3.61%, 6/25/23, Series 94-82,
              Class SA, IF, IO* .................       108
   3,837    7.00%, 6/25/23, Series 93-102,
              Class M, IO .......................       503
     969    17.42%, 6/25/23, Series 93-155,
              Class SL, IF* .....................       999
     909    21.50%, 6/25/23, Series 94-28,
              Class SD, IF* .....................       911
     500    4.88%, 7/25/23, Series 93-116,
              Class FD* .........................       496
   4,093    0.00%, 8/25/23, Series 97-19,
              Class G, PO .......................     3,513
     318    2.89%, 8/25/23, Series 93-162,
              Class F* ..........................       322
   1,254    4.43%, 8/25/23, Series 94-37,
              Class FG* .........................     1,263
   3,000    5.82%, 8/25/23, Series 96-14,
              Class SE, IF, IO* .................       896
   1,372    6.06%, 8/25/23, Series 94-36,
              Class SG, IF, IO* .................        47
     267    10.70%, 8/25/23, Series G93-27,
              Class SE, IF* .....................       242
   4,093    10.23%, 8/25/23, Series 97-19,
              Class SG, IO, IF* .................       428
     708    19.88%, 8/25/23, Series 93-137,
              Class SB, IF* .....................       701
     612    21.94%, 8/25/23, Series 93-139,
              Class SG, IF* .....................       605
     764    0.00%, 9/25/23, Series 93-228,
              Class G, PO .......................       600
   3,451    7.00%, 9/25/23, Series 93-167,
              Class GA ..........................     3,612
     474    7.16%. 9/25/23, Series 93-165,
              Class SD, IF* .....................       449
   1,231    2.69%, 10/25/23, Series 98-64,
              Class FC* .........................     1,230
   1,000    4.49%, 10/25/23, Series 93-189,
              Class FB* .........................       984
     915    9.80%, 11/25/23, Series 93-207,
              Class SC, IF* .....................       879

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,000    10.00%, 11/25/23, Series 93-206,
              Class SD, IF* .....................  $    989
     639    2.54%, 12/25/23, Series 93-230,
              Class FA* .........................       645
      39    4.83%, 12/25/23, Series 93-223,
              Class FB* .........................        39
   3,496    7.00%, 12/25/23, Series 93-250,
              Class Z ...........................     3,681
   1,263    10.39%, 12/25/23, Series 93-223,
              Class SE, IF* .....................     1,281
      25    10.85%, 12/25/23, Series 93-223,
              Class SB, IF* .....................        26
   1,038    14.60%, 12/25/23, Series 93-223,
              Class SN, IF* .....................       889
     139    18.44%, 12/25/23, Series 93-245,
              Class SE, IF* .....................       134
     873    6.50%, 1/25/24, Series 94-36,
              Class M ...........................       895
     445    10.00%, 2/1/24, Pool #479469 ........       498
     772    0.00%, 2/25/24, Series 99-16,
              Class B, PO .......................       594
     700    9.00%, 3/1/24, Series 265, Class
              2 .................................       765
     107    2.34%, 3/25/24, Series 94-39,
              Class F* ..........................       107
      15    6.50%, 3/25/24, Series 95-18,
              Class B ...........................        15
      41    17.32%, 3/25/24, Series 94-39,
              Class S, IF* ......................        44
   1,541    9.00%, 11/1/24, Pool #544983 ........     1,681
     405    7.00%, 11/17/24, Series G94-13,
              Class ZB ..........................       397
   1,768    9.00%, 10/1/25, Pool #547543 ........     1,929
     591    9.00%, 11/1/25, Pool #561547 ........       645
     172    9.50%, 12/18/25, Series 97-7,
              Class C ...........................       181
     100    9.00%, 4/1/26, Pool #446278 .........       109
   1,000    5.00%, 5/18/26, Series 97-85,
              Class D ...........................       987
   1,097    9.00%, 7/1/26, Pool #414340 .........     1,197
     741    7.50%, 8/18/26, Series 97-29,
              Class PL, IO ......................        94
   1,019    9.00%, 9/1/26, Pool #562278 .........     1,107
     554    9.00%, 1/1/27, Pool #568242 .........       601
   1,460    0.00%, 2/1/27, Series 285, Class 1,
              PO ................................     1,256
   2,485    8.50%, 2/17/27, Series G97-2,
              Class ZA ..........................     2,732
     443    7.50%, 3/18/27, Series 97-22,
              Class PI, IO ......................         8
   2,727    1.84%, 3/25/27, Series 97-20,
              Class IO, IO ......................       128
     922    7.50%, 4/18/27, Series 97-27,
              Class J ...........................       965

                                       72
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   454    5.36%, 9/1/27, Pool #54844* .........  $    461
   1,848    7.00%, 12/18/27, Series 97-81,
              Class PI, IO ......................       402
     499    9.50%, 7/1/28, Pool #457268 .........       556
     681    6.50%, 7/18/28, Series 98-36,
              Class D ...........................       666
   1,511    6.00%, 12/1/28, Pool #454390 ........     1,488
   1,585    6.20%, 1/25/29, Series 98-70,
              Class AG ..........................     1,580
     437    6.25%, 1/25/29, Series 98-71,
              Class M ...........................       430
   1,907    5.37%, 3/1/29, Pool #303532* ........     1,939
     591    6.50%, 4/25/29, Series 99-15,
              Class LA ..........................       591
     161    6.50%, 4/25/29, Series 99-13,
              Class ZD ..........................        11
   2,518    8.50%, 2/1/30, Pool #567036 .........     2,715
     663    8.50%, 3/1/30, Pool #253275 .........       713
     696    8.50%, 6/1/30, Pool #535442 .........       751
   2,120    8.50%, 1/25/31, Series 00-52,
              Class IO, IO ......................       326
   2,951    6.00%, 5/25/31, Series 01-31,
              Class VD ..........................     2,926
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO ......................     1,260
   1,126    8.50%, 7/25/31, Series 01-49,
              Class LZ ..........................     1,239
                                                   --------
                                                    171,485
                                                   --------
Freddie Mac (41.0%):
       1    7.50%, 2/1/02, Pool #200067 .........         1
       3    7.50%, 4/1/02, Pool #200070 .........         3
     323    7.50%, 3/1/04, Gold Pool #N97491 ....       334
      32    8.00%, 8/1/04, Pool #542650 .........        32
   1,198    5.71%, 9/15/04, Series 1982,
              Class SB, IF, IO* .................        33
       6    1008.12%, 5/15/06, Series 1072,
              Class A, HB, IO ...................        59
       1    1008.12%, 6/15/06, Series 1098,
              Class M, HB, IO ...................         7
     303    7.50%, 2/15/07, Series 1322,
              Class G ...........................       307
     726    4.50%, 3/15/07, Series 1295,
              Class JB ..........................       733
     417    7.00%, 3/15/07, Series 1205,
              Class G ...........................       438
      43    8.50%, 5/1/07, Pool #277261 .........        45
       2    981.87%, 6/15/07, Series 1298,
              Class L, HB, IO ...................        35
     465    4.63%, 10/15/07, Series 1612,
              Class F* ..........................       465
   1,669    4.50%, 11/15/07, Series 1404,
              Class FA ..........................     1,669
     180    0.00%, 12/15/07, Series 1450,
              Class K, PO .......................       172
      14    8.50%, 2/1/08, Pool #252763 .........        15
     565    7.06%, 2/15/08, Series 1465,
              Class SA, IF, IO* .................        49
     394    10.20%, 3/15/08, Series 1661,
              Class SJ, IF* .....................       408

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    37    6.00%, 4/15/08, Series 1531,
              Class K ...........................  $     37
     394    9.50%, 4/15/08, Series 1490,
              Class SA, IF* .....................       416
     764    0.00%, 5/15/08, Series 1989, Class L,
              PO ................................       721
     211    5.28%, 5/15/08, Series 1506,
              Class F* ..........................       217
     647    8.50%, 6/15/08, Series 1539, Class S,
              IF* ...............................       668
     775    8.50%, 7/15/08, Series 1549,
              Class K ...........................       849
   1,105    0.00%, 8/15/08, Series 1900, Class T,
              PO ................................       982
      53    4.35%, 8/15/08, Series 1564,
              Class FB* .........................        53
   1,680    9.20%, 8/15/08, Series 1565,
              Class OC, IF* .....................     1,764
      54    10.66%, 8/15/08, Series 1561,
              Class SC, IF* .....................        54
      24    11.26%, 8/15/08, Series 1564,
              Class SB, IF* .....................        25
     138    6.00%, 9/15/08, Series 1586,
              Class A ...........................       141
     500    4.25%, 11/15/08, Series 1606,
              Class M* ..........................       508
   3,500    6.50%, 12/15/08, Series 1647,
              Class PK ..........................     3,635
     221    8.51%, 12/15/08, Series 1625,
              Class SH, IF* .....................       241
     465    8.53%, 12/15/08, Series 1625,
              Class SG, IF* .....................       503
     404    9.79%, 12/15/08, Series 1647,
              Class SB, IF* .....................       434
     805    6.40%, 2/15/09, Series 1679,
              Class O ...........................       840
       6    7.50%, 3/1/09, Pool #258089 .........         7
     493    9.22%, 3/15/09, Series 1698,
              Class SC, IF* .....................       506
     170    8.00%, 4/1/09, Pool #181504 .........       180
       3    8.00%, 12/1/09, Pool #180415 ........         3
   1,000    6.00%, 2/15/10, Series 2124,
              Class PB ..........................     1,035
   3,143    7.50%, 9/1/10, Gold Pool #E62448 ....     3,308
   1,000    6.88%, 9/15/10 ......................     1,080
   1,365    6.00%, 2/15/11, Series 2389,
              Class VA ..........................     1,390
   2,940    6.75%, 1/15/12, Series 1920,
              Class C ...........................     2,982
   1,000    6.30%, 1/15/13, Series 2025,
              Class PE ..........................     1,025
   2,000    6.50%, 5/15/13, Series 2055,
              Class OE ..........................     2,049
   2,058    7.00%, 6/15/13, Series 1540,
              Class IA ..........................     2,116
     651    6.21%, 10/15/13, Series 1595,
              Class S, IF, IO* ..................        15
     642    6.00%, 1/1/14, Gold Pool #F80035 ....       646
     780    6.50%, 3/15/14, Series 2135,
              Class UK, IO ......................       129
     896    7.25%, 3/15/14, Series 1688,
              Class W ...........................       927

                                       73
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,900    6.50%, 5/15/14, Series 2312,
              Class KV ..........................  $  1,937
   3,238    7.00%, 5/15/14, Series 2299,
              Class G ...........................     3,390
   3,891    6.50%, 7/15/14, Series 2121,
              Class JO, IO ......................       144
   2,519    7.50%, 10/1/14, Gold Pool #G11169 ...     2,648
   1,000    5.50%, 5/15/15, Series 2391,
              Class QE ..........................       952
     274    12.00%, 8/1/15, Pool #170269 ........       311
   5,000    6.50%, 9/15/15, Series 2353,
              Class PC ..........................     5,089
   1,500    6.50%, 12/15/15, Series 2054,
              Class VB ..........................     1,530
   2,319    7.50%, 1/15/16, Series 2196,
              Class BV ..........................     2,434
      28    7.50%, 7/1/16, Pool #274081 .........        30
   3,000    6.00%, 9/15/16, Series 2359,
              Class PM ..........................     2,919
   2,250    6.00%, 9/15/16, Series 2353,
              Class TD ..........................     2,188
      92    7.50%, 11/1/16, Pool #280421 ........        96
      51    7.50%, 3/1/17, Pool #288120 .........        53
      21    7.50%, 4/1/17, Pool #289711 .........        22
      30    7.50%, 5/1/17, Pool #294000 .........        31
      30    7.50%, 5/1/17, Pool #292331 .........        31
      44    8.00%, 10/15/18, Series 1, Class B,
              IO ................................         8
     460    10.50%, 5/1/19, Pool #530940 ........       505
     196    12.00%, 7/1/19, Pool #555238 ........       222
   1,095    9.50%, 7/15/19, Series 11, Class
              D .................................     1,173
     471    9.50%, 2/15/20, Series 30, Class
              D .................................       501
     411    9.50%, 4/15/20, Series 22, Class
              C .................................       438
     504    9.60%, 4/15/20, Series 23, Class
              F .................................       547
      16    84.00%, 5/15/20, Series 41, Class I,
              HB ................................        30
      48    10.00%, 6/1/20, Series 16, Class B,
              IO ................................        11
   1,230    6.50%, 6/15/20, Series 2362,
              Class PD ..........................     1,246
     405    10.00%, 6/15/20, Series 47,
              Class F ...........................       434
     323    9.00%, 10/15/20, Series 1807,
              Class G ...........................       346
     193    9.20%, 10/15/20, Series 84,
              Class F ...........................       206
      76    8.13%, 11/15/20, Series 81,
              Class A ...........................        79
     244    9.50%, 1/15/21, Series 99, Class
              Z .................................       260
       2    1066.21%, 2/15/21, Series 1045,
              Class G, HB, IO ...................        35
     148    9.00%, 4/15/21, Series 1065,
              Class J ...........................       162
     251    2.89%, 5/15/21, Series 1084,
              Class F* ..........................       256
     124    7.50%, 5/15/21, Series 1418,
              Class C ...........................       125
     508    27.41%, 5/15/21, Series 1079,
              Class S, IF* ......................       630
     177    36.51%, 5/15/21, Series 1084,
              Class S, IF* ......................       241
       1    1007.80%, 5/15/21, Series 1082,
              Class D, HB, IO ...................        17
   2,481    7.50%, 6/15/21, Series 1365,
              Class PN ..........................     2,538
       1    1009.50%, 8/15/21, Series 186,
              Class I, HB, IO ...................        16

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   293    7.00%, 9/15/21, Series 1133,
              Class H ...........................  $    302
     456    8.50%, 9/15/21, Series 1144,
              Class KB ..........................       484
       0    1010.00%, 9/15/21, Series 180,
              Class J, HB, IO ...................         7
       1    1009.50%, 10/15/21, Series 189,
              Class K, HB, IO ...................        14
   1,800    4.18%, 11/15/21, Series 1560, Series
              FC* ...............................     1,828
   1,295    7.50%, 11/15/21, Series 1179,
              Class H ...........................     1,351
   2,183    7.50%, 11/15/21, Series 1378,
              Class JZ ..........................     2,313
       2    1179.24%, 11/15/21, Series 1172,
              Class L, HB, IO* ..................        51
      67    7.00%, 12/20/21, Series 1956,
              Class A ...........................        67
      13    959.83%, 1/15/22, Series 1196,
              Class B, HB* ......................       187
   2,500    0.00%, 2/15/22, Series 1987, Class W,
              PO ................................     2,056
   2,000    4.28%, 2/15/22, Series 1468,
              Class FC* .........................     2,023
     372    9.00%, 4/1/22, Series 134, Class B,
              IO ................................        65
   1,000    10.98%, 5/15/22, Series 1621,
              Class SC, IF* .....................     1,016
   1,750    19.22%, 5/15/22, Series 1401,
              Class IB, IF* .....................     1,996
   1,000    7.50%, 8/15/22, Series 1343,
              Class LB ..........................     1,056
   2,000    8.00%, 8/15/22, Series 1343,
              Class LA ..........................     2,133
   1,115    6.00%, 10/15/22, Series 1395,
              Class G ...........................     1,121
   1,807    11.54%, 10/15/22, Series 1673,
              Class S, IF* ......................     1,837
     268    4.88%, 11/15/22, Series 1416,
              Class FB* .........................       266
     268    11.95%, 11/15/22, Series 1416,
              Class SB, IF* .....................       272
   1,000    7.15%, 1/15/23, Series 1517,
              Class I ...........................     1,040
     407    4.63%, 2/15/23, Series 1470,
              Class F* ..........................       401
   1,000    6.50%, 4/15/23, Series 1619,
              Class C ...........................     1,032
   3,000    6.90%, 4/15/23, Series 1543,
              Class VM ..........................     3,161
   1,144    9.00%, 5/15/23, Series 1614,
              Class VC, IF* .....................     1,156
     534    12.34%, 5/15/23, Series 1614,
              Class VB, IF* .....................       543
     204    16.25%, 5/15/23, Series 1505,
              Class QB, IF* .....................       216
       5    1502.88%, 5/15/23, Series 204,
              Class E, HB* ......................       131
   1,000    6.50%, 6/15/23, Series 1526,
              Class L ...........................       984

                                       74
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   610    7.00%, 6/15/23, Series 1927,
              Class PD ..........................  $    615
   2,118    4.22%, 7/15/23, Series 1541,
              Class O* ..........................     2,089
   1,315    5.13%, 8/15/23, Series 1570,
              Class F* ..........................     1,328
     777    10.23%, 8/15/23, Series 1560,
              Class SG, IF* .....................       785
     374    14.93%, 8/25/23, Series 16, Class SE,
              IF* ...............................       378
   1,255    2.50%, 9/15/23, Series 1584,
              Class FB* .........................     1,276
      65    6.66%, 9/15/23, Series 1583,
              Class ND, IF, IO* .................         1
   3,523    7.00%, 9/15/23, Series 1578, Class V,
              IO ................................       505
   3,806    10.64%, 9/15/23, Series 1574,
              Class OB, IF* .....................     3,721
      11    11.76%, 9/15/23, Series 1583,
              Class NS, IF* .....................        11
   1,940    8.01%, 10/15/23, Series 1634,
              Class SJ, IF* .....................     1,912
   1,000    8.69%, 10/15/23, Series 1689,
              Class SD, IF* .....................     1,095
     432    21.29%, 10/15/23, Series 1859,
              Class SB, IF, IO* .................        90
  26,124    4.00%, 11/15/23, Series 1813,
              Class J, IF, IO* ..................     2,726
     956    10.09%, 11/15/23, Series 1610,
              Class SD, IF* .....................       914
   2,000    11.76%, 11/15/23, Series 1632,
              Class SA, IF* .....................     1,987
   1,500    9.80%, 11/25/23, Series 49, Class B,
              IF, IO* ...........................        24
     242    9.80%, 11/25/23, Series 24, Class SG,
              IF* ...............................       245
   4,413    0.00%, 12/15/23, Series 1918,
              Class PD, PO ......................     4,362
     310    5.80%, 12/15/23, Series 1825,
              Class C ...........................       311
   3,359    6.50%, 12/15/23, Series 1628,
              Class LZ ..........................     3,406
   1,000    6.50%, 12/15/23, Series 2283,
              Class K ...........................     1,017
   2,000    6.75%, 12/15/23, Series 1644,
              Class K ...........................     2,015
   2,400    12.64%, 12/15/23, Series 1628,
              Class S, IF* ......................     2,226
     963    0.00%, 2/15/24, Series 1865, Class D,
              PO ................................       796
     952    10.00%, 2/15/24, Series 1671,
              Class QC, IF* .....................     1,060
     710    14.88%, 2/15/24, Series 1686,
              Class SH, IF* .....................       743
   1,753    2.54%, 3/15/24, Series 1699,
              Class FC* .........................     1,768
   1,309    4.23%, 3/15/24, Series 1689,
              Class FC* .........................     1,308

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,600    15.14%, 3/15/24, Series 2033,
              Class SN, IF, IO* .................  $  1,292
   2,300    4.43%, 4/15/24, Series 1715,
              Class FA* .........................     2,304
     822    5.56%, 4/25/24, Series 29, Class SD,
              IF, IO* ...........................        54
   1,082    6.50%, 5/1/24, Gold Pool #D53146 ....     1,094
   2,000    0.00%, 5/15/24, Series 2306, Class K,
              PO ................................     1,546
     651    3.44%, 5/15/24, Series 1721,
              Class OA* .........................       668
   5,000    5.67%, 5/15/24, Series 2306,
              Class SE, IF, IO* .................     1,002
   2,000    5.75%, 7/15/24, Series 2072,
              Class PN ..........................     1,997
   2,000    7.50%, 8/15/24, Series 1745,
              Class D ...........................     2,117
     474    9.50%, 10/15/24, Series 2005,
              Class B ...........................       496
   1,000    6.50%, 4/20/25, Series 2061,
              Class K ...........................     1,024
     128    7.75%, 9/15/25, Series 2223,
              Class GB ..........................       129
   1,875    6.10%, 4/15/26, Series 2094,
              Class A ...........................     1,827
   2,650    6.50%, 1/15/27, Series 2083,
              Class PD ..........................     2,666
   1,500    7.50%, 2/15/27, Series 2242,
              Class PB ..........................     1,562
   1,743    8.00%, 7/15/27, Series 1985,
              Class PR, IO ......................       361
   2,000    7.50%, 9/15/27, Series 1987,
              Class PE ..........................     2,104
   1,000    6.00%, 11/15/27, Series 2132,
              Class PD ..........................       997
   2,000    7.00%, 3/15/28, Series 2042,
              Class T ...........................     2,050
   1,498    7.00%, 3/15/28, Series 2038,
              Class PN, IO ......................       254
   1,000    7.50%, 3/15/28, Series 2040,
              Class PE ..........................     1,046
   1,000    6.00%, 4/15/28, Series 2161,
              Class PG ..........................       987
   4,595    6.50%, 6/15/28, Series 2061,
              Class DC, IO ......................     2,057
   1,000    6.50%, 10/15/28, Series 2362,
              Class PJ ..........................     1,000
   1,650    7.00%, 10/15/28, Series 2089,
              Class PJ, IO ......................       587
   1,468    6.00%,11/1/28, Gold Pool #C18115 ....     1,448
  12,067    6.50%, 1/1/29, Gold Pool #C00701 ....    12,142
   1,189    6.00%, 2/15/29, Series 2121,
              Class GM ..........................     1,150
     978    7.00%, 4/15/29, Series 2141,
              Class IO, IO ......................       213
   1,085    8.50%, 4/15/29, Series 2303,
              Class ZN ..........................     1,183
     785    6.50%, 6/1/29, Gold Pool #C00785 ....       789
     789    6.50%, 7/1/29, Gold Pool #C29164 ....       794
     865    7.00%, 8/15/29, Series 2178,
              Class PB ..........................       902
   1,600    8.00%, 11/15/29, Series 2201,
              Class C ...........................     1,715
   1,415    7.41%, 1/1/30, Pool #645242* ........     1,450
   3,000    8.00%, 3/15/30, Series 2224,
              Class CB ..........................     3,175
     321    9.00%, 9/15/30, Series 2254,
              Class Z ...........................       386
     237    0.00%, 5/15/31, Series 2318, PO .....       180

                                       75
Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   511    8.50%, 6/15/31, Series 2359,
              Class ZB ..........................  $    612
                                                   --------
                                                    193,305
                                                   --------
Government National Mortgage Assoc. (8.6%):
      56    8.00%, 1/15/08, Pool #19368 .........        60
      59    8.00%, 2/15/08, Pool #20040 .........        63
      10    8.50%, 7/15/08, Pool #20682 .........        10
      84    8.50%, 8/15/08, Pool #27089 .........        90
      32    8.50%, 8/15/08, Pool #23102 .........        34
     293    11.00%, 1/15/21, Pool #780709 .......       339
   1,191    7.50%, 7/16/22, Series 94-1,
              Class PE ..........................     1,235
     304    6.25%, 8/21/22, Series 98-3,
              Class L ...........................       309
     517    8.00%, 9/15/22, Pool #297628 ........       550
     428    7.50%, 11/15/22, Pool #313110 .......       448
     512    7.50%, 3/15/23, Pool #345288 ........       536
     650    6.50%, 10/16/23, Series 96-6,
              Class PH ..........................       667
   1,000    7.99%, 7/16/24, Series 94-4,
              Class KQ ..........................     1,080
     360    8.50%, 3/20/25, Pool #1974 ..........       383
     609    8.50%, 5/20/25, Pool #2006 ..........       648
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K ...........................     1,048
   4,000    7.50%, 4/18/26, Series 97-8,
              Class PD ..........................     4,213
   4,000    7.50%, 6/16/26, Series 00-9,
              Class PB ..........................     4,237
     296    8.00%, 6/20/26, Pool #2234 ..........       312
   4,000    7.50%, 8/16/26, Series 96-16,
              Class E ...........................     4,228
     387    8.00%, 8/20/26, Pool #2270 ..........       408
     297    8.00%, 11/20/26, Pool #2324 .........       313
   2,000    7.50%, 2/20/27, Series 97-2,
              Class E ...........................     2,076
   1,500    7.50%, 7/20/27, Series 97-11,
              Class D ...........................     1,573
     767    8.00%, 10/20/27, Pool #2499 .........       804
     554    7.50%, 2/20/28, Pool #2549 ..........       575
     143    8.00%, 4/15/28, Pool #466027 ........       150
     637    7.50%, 7/15/28, Pool #450038 ........       662
     352    8.00%, 7/15/28, Pool #468066 ........       370
     337    7.50%, 8/15/28, Pool #482116 ........       350
     396    7.50%, 8/15/28, Pool #476874 ........       411
     822    7.50%, 9/15/28, Pool #486537 ........       854

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,238    7.50%, 9/20/28, Pool #2646 ..........  $  1,284
     711    6.50%, 10/15/28, Pool #486631 .......       716
     327    8.00%, 11/20/28, Pool #2677 .........       342
   3,057    6.00%, 2/20/29, Series 99-4,
              Class ZB ..........................     2,691
   2,657    8.00%, 11/16/29, Series 99-41,
              Class Z ...........................     2,809
     628    9.35%, 11/16/29, Series 99-43,
              Class TA, IF* .....................       667
     627    9.00%, 2/15/30, Pool #479182 ........       667
     791    9.00%, 10/15/30, Pool # 479674 ......       842
   2,745    9.00%, 11/16/30, Series 00-36,
              Class IK, IO ......................       390
     979    9.00%, 1/15/31, Pool #543873 ........     1,042
                                                   --------
                                                     40,486
                                                   --------
  Total U.S. Government Agency Mortgages            405,276
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (0.6%):
Other U.S. Agencies (0.6%):
     910    Federal Housing Administration, Pool
              #M170, 7.43%, 8/1/20 ..............       910
   1,697    Federal Housing Administration,
              Series 96-2, 7.43%, 11/1/22 .......     1,697
                                                   --------
  Total U.S. Government Agency Securities             2,607
                                                   --------
INVESTMENT COMPANIES (4.0%):
  18,668    One Group Prime Money Market
              Fund, Class I .....................    18,668
                                                   --------
  Total Investment Companies                         18,668
                                                   --------
REPURCHASE AGREEMENT (3.7%):
 $17,462    State Street Bank and Trust, 1.62%,
              1/2/02 (proceeds at maturity
              $17,463) ..........................    17,462
                                                   --------
  Total Repurchase Agreement                         17,462
                                                   --------
Total (Cost $457,092)(a)                           $474,742
                                                   ========

------------
Percentages indicated are based on net assets of $470,011.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $21,084
                   Unrealized depreciation......................   (3,434)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $17,650
                                                                  =======

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Amount is less than 1,000.

  * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.
See notes to financial statements.

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES (65.9%):
Fannie Mae (18.5%):
 $    23    7.00%, 9/1/02, Pool #250355 .........  $     24
   1,125    7.00%, 4/1/03, Pool #303865 .........     1,147
     390    7.50%, 7/1/03, Pool #250656 .........       403
       5    6.50%, 4/1/04, Pool #85019 ..........         5
      84    8.00%, 5/25/05, Series 92-146,
              Class D ...........................        85
   3,587    7.00%, 7/17/05, Series 97-26, Class
              GD ................................     3,716
      38    6.25%, 2/25/07, Series 93-129,
              Class E ...........................        39
   2,000    7.35%, 6/25/07, Series 93-11, Class
              N .................................     2,056
     614    7.00%, 9/1/07, Pool #185265 .........       641
   1,039    7.00%, 4/1/08, Pool #211750 .........     1,084
   6,000    8.30%, 10/25/08, Series 93-197,
              Class SC* .........................     6,458
   1,000    6.25%, 1/25/09, Series 94-12, Class
              C .................................     1,043
   6,878    12.47%, 2/25/09, Series 94-13,
              Class SM, IF* .....................     7,914
   8,000    6.00%, 6/25/09, Series 94-86, Class
              PJ ................................     8,170
   1,292    7.00%, 7/1/10, Pool #250326 .........     1,345
     873    6.50%, 12/1/10, Pool #332301 ........       898
   5,276    6.00%, 3/1/11, Pool #340683 .........     5,352
   9,394    6.00%, 1/17/13, Series 98-37, Class
              VB ................................     9,484
   2,347    6.00%, 4/1/13, Pool #425482 .........     2,370
  10,000    6.50%, 6/25/13, Series 94-1,
              Class K ...........................    10,431
   3,596    6.35%, 8/25/13, Series 93-225B,
              Class VG ..........................     3,761
   1,443    7.50%, 6/1/14, Pool #250081 .........     1,508
   4,000    6.50%, 6/25/14, Series 98-59, Class
              VB ................................     4,073
   1,144    7.50%, 7/1/14, Pool #250082 .........     1,196
   6,322    6.00%, 8/1/14, Pool #598032 .........     6,433
      38    10.00%, 10/1/16, Pool #70110 ........        42
   2,051    10.00%, 9/1/17, Pool #303969 ........     2,286
   2,151    9.50%, 6/25/18, Series 88-16, Class
              B .................................     2,367
     171    10.00%, 10/1/19, Pool #231675 .......       190
   2,438    7.00%, 5/25/20, Series 90-57 ........     2,524
      60    10.00%, 7/1/20, Pool #050318 ........        68
   5,584    6.50%, 5/25/21, Series 92-205,
              Class K ...........................     5,723
   2,638    7.00%, 9/25/21, Series G92-64,
              Class K ...........................     2,709
     130    10.00%, 11/1/21, Pool #208374 .......       145
     187    10.00%, 11/1/21, Pool #208372 .......       209
   5,150    6.55%, 12/25/21, Series 93-137,
              Class PH ..........................     5,380
   1,000    7.25%, 5/25/22, Series G93-9, Class
              K .................................     1,034
     440    7.50%, 7/25/22, Series G92-35 .......       459

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 5,085    8.00%, 7/25/22, Series G92-44,
              Class ZQ ..........................  $  5,492
     476    6.50%, 2/17/23, Series G94-12,
              Class C ...........................       476
   5,000    6.50%, 5/25/23, Series 94-110,
              Class H ...........................     5,143
     341    0.00%, 8/25/23, Series 93-217,
              Class H, PO .......................       235
     962    0.00%, 9/25/23, Series 93-205,
              Class H, PO .......................       791
     955    0.00%, 9/25/23, Series 93-228,
              Class G, PO .......................       750
   7,400    7.00%, 9/25/23, Series 93-155,
              Class PJ ..........................     7,757
   9,094    6.35%, 12/25/23, Series 94-43,
              Class PJ ..........................     9,352
   5,042    7.00%, 1/25/24, Series 94-62, Class
              PJ ................................     5,319
   3,840    7.00%, 2/1/24, Pool #190257 .........     3,948
  10,556    6.00%, 3/15/24, Series 94-51, Class
              PV ................................    10,389
     629    9.00%, 12/1/24, Pool #353898 ........       686
   2,119    7.00%, 8/1/25, Pool #315500 .........     2,173
   1,400    6.25%, 2/25/29, Series 94-W4, Class
              A9 ................................     1,334
   2,294    7.50%, 2/20/30, Series 00-8, Class
              Z .................................     2,412
   2,466    7.50%, 3/1/30, Pool #524949 .........     2,548
   3,745    7.50%, 4/1/30, Pool #530816 .........     3,876
   4,175    7.50%, 4/1/30, Pool #536916 .........     4,314
  10,000    6.00%, 7/25/31, Series 01-33, Class
              ID, IO ............................     4,198
                                                   --------
                                                    173,965
                                                   --------
Freddie Mac (32.6%):
     103    9.00%, 11/1/05, Pool #B00203 ........       107
      19    9.00%, 5/1/06, Pool #B0-0282 ........        19
   1,000    7.00%, 10/15/06, Series 1150, Class
              I .................................     1,042
       5    7.25%, 5/1/07, Pool #185801 .........         5
   3,371    7.00%, 9/15/07, Series 1457, Class
              PJ ................................     3,520
   4,850    6.50%, 4/15/08, Series 1489, Class
              I .................................     5,085
   1,746    7.50%, 4/1/09, Gold Pool #E00315 ....     1,835
   3,861    7.50%, 8/1/09, Pool #G10740 .........     4,064
     196    9.00%, 8/1/09, Pool #279063 .........       213
  16,500    6.50%, 9/15/09, Series 1838, Class
              G .................................    17,045
     326    9.00%, 12/1/09, Pool #256360 ........       351
     967    8.50%, 1/1/10, Gold Pool #G10305 ....     1,027
   4,007    7.50%, 9/1/10, Gold Pool #E62448 ....     4,217
   2,468    6.00%, 6/15/11, Series 2366, Class
              VG ................................     2,528
     694    6.50%, 12/1/12, Pool #E00523 ........       712
   7,571    5.00%, 12/1/13, Pool #E73637 ........     7,351
   3,284    6.00%, 4/1/14, Pool #E76438 .........     3,319

                                       77
Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $12,223    6.00%, 4/1/14, Pool #E76504 .........  $ 12,356
  27,751    6.50%, 6/1/14, Pool #E00678 .........    28,323
       1    9.50%, 4/1/16, Pool #170161 .........         1
   1,375    6.50%, 8/15/16, Series 2345,
              Class PQ ..........................     1,386
   1,000    6.00%, 2/15/17, Series 2108,
              Class VB ..........................     1,002
      71    9.00%, 10/1/17, Gold Pool #A00756 ...        77
      78    9.00%, 4/1/18, Gold Pool #A01143 ....        84
      20    9.00%, 10/1/20, Gold Pool #A01134 ...        22
      25    9.00%, 1/1/21, Gold Pool #A00948 ....        27
      82    7.25%, 2/15/21, Series 1464 .........        83
   3,074    6.95%, 3/15/21, Series 2081,
              Class PA ..........................     3,154
       9    9.00%, 4/1/21, Gold Pool #D04193 ....         9
      27    9.00%, 6/1/21, Gold Pool #A01017 ....        29
      29    9.00%, 7/1/21, Gold Pool #A01093 ....        32
      24    9.00%, 9/1/21, Gold Pool #D32271 ....        26
      30    9.00%, 11/1/21, Gold Pool #D11866 ...        33
      22    9.00%, 11/1/21, Gold Pool #D11191 ...        24
   5,500    6.50%, 1/15/22, Series 2149,
              Class TR ..........................     5,714
      32    9.00%, 5/1/22, Gold Pool #D19203 ....        35
   2,000    8.00%, 8/15/22, Series 1343,
              Class LA ..........................     2,133
     900    7.00%, 8/25/22, Series 13,
              Class PL ..........................       936
  10,000    5.50%, 9/15/22, Series 1367,
              Class K ...........................     9,955
   6,200    6.50%, 11/15/22, Series 1552,
              Class HB ..........................     6,226
   8,837    6.00%, 10/15/23, Series 1785,
              Class A ...........................     8,746
   3,588    10.00%, 10/15/23, Series 1591,
              Class E ...........................     4,056
   2,384    7.00%, 11/1/23, Series 155, Class IO,
              IO ................................       522
   1,422    5.00%, 11/15/23, Series 1686,
              Class PG ..........................     1,422
   1,680    6.50%, 12/15/23, Series 1633,
              Class Z ...........................     1,620
   5,703    6.50%, 1/1/24, Gold Pool #C80091 ....     5,770
   3,000    6.50%, 3/15/24, Series 1694,
              Class PK ..........................     3,055
   3,007    6.50%, 3/15/24, Series 1692,
              Class ZA ..........................     2,811
   1,128    8.50%, 5/1/24, Gold Pool #G00229 ....     1,218
     975    8.50%, 7/1/24, Gold Pool #C00354 ....     1,050
     936    7.50%, 9/1/24, Gold Pool #D56307 ....       976
   1,529    8.00%, 11/1/24, Gold Pool #C00376 ...     1,620
   1,873    7.00%, 8/1/25, Gold Pool #C00418 ....     1,920
     957    7.50%, 8/1/25, Gold Pool #C00414 ....       995
   1,429    7.00%, 9/1/25, Gold Pool #D63303 ....     1,464
   1,348    8.00%, 9/1/25, Gold Pool #D63705 ....     1,426
   5,759    7.00%, 4/1/26, Gold Pool #D69811 ....     5,895
   2,564    6.50%, 6/1/26, Pool #250575 .........     2,586
  11,800    6.50%, 10/17/26, Series 1985,
              Class PL ..........................    11,828
   2,807    7.41%, 1/1/27, Pool #611141* ........     2,840
  10,500    6.00%, 2/15/27, Series 2091,
              Class PF ..........................    10,443
  14,000    6.25%, 4/15/27, Series 2018,
              Class PE ..........................    13,776
   1,600    7.00%, 10/15/27, Series 1999,
              Class PU ..........................     1,618
   5,000    6.50%, 1/15/28, Series 2137,
              Class TM ..........................     5,058

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,000    7.00%, 2/15/28, Series 2031,
              Class PG ..........................  $  5,145
   9,000    6.95%, 3/15/28, Series 2035,
              Class PC ..........................     9,257
  10,000    6.50%, 6/15/28, Series 2064,
              Class PD ..........................     9,940
   1,859    8.50%, 7/1/28, Gold Pool #G00981 ....     2,001
  14,000    6.50%, 10/25/28, Series 98-64,
              Class TM ..........................    13,929
   3,370    6.00%, 11/15/28, Series 2095,
              Class PE ..........................     3,174
   3,888    6.50%, 2/1/29, Pool #C22459 .........     3,912
  21,771    6.50%, 4/1/29, Pool #C00742 .........    21,892
   1,005    6.50%, 4/1/29, Gold Pool #C24553 ....     1,011
   2,191    6.50%, 5/15/29, Series 2152,
              Class BD ..........................     2,132
   8,146    6.50%, 6/1/29, Gold Pool #C00785 ....     8,191
     694    6.50%, 7/1/29, Gold Pool #C29124 ....       698
     521    7.05%, 4/1/30, Pool #846812* ........       526
     778    0.00%, 5/15/31, Series 2318, PO .....       589
   7,000    6.00%, 1/1/32 .......................     6,851
                                                   --------
                                                    306,070
                                                   --------
Government National Mortgage Assoc. (14.8%):
       1    8.00%, 3/15/02, Pool #205933 ........         1
       0    9.00%, 7/15/02, Pool #227176 ........         0
      20    9.00%, 5/15/03, Pool #154134 ........        21
      26    9.00%, 6/15/05, Pool #283904 ........        28
       5    9.00%, 8/15/05, Pool #291836 ........         6
       5    9.00%, 9/15/05, Pool #295227 ........         5
      12    9.00%, 9/15/05, Pool #292898 ........        13
      15    8.00%, 7/15/06, Pool #11337 .........        15
      12    7.50%, 7/15/07, Pool #17316 .........        13
      28    8.00%, 8/15/07, Pool #18677 .........        30
      15    8.00%, 8/15/07, Pool #18539 .........        15
      28    7.50%, 12/15/07, Pool #338189 .......        29
     444    6.50%, 7/15/08, Pool #349693 ........       461
      17    9.00%, 11/15/08, Pool #27932 ........        18
      51    6.50%, 3/15/09, Pool #367398 ........        53
      41    9.00%, 4/15/09, Pool #30352 .........        45
   1,207    6.50%, 5/15/09, Pool #366779 ........     1,252
       8    9.00%, 5/15/09, Pool #32214 .........         9
       1    9.50%, 7/15/09, Pool #34487 .........         2
      81    9.50%, 9/15/09, Pool #34878 .........        89
      14    9.50%, 10/15/09, Pool #36804 ........        15
      10    11.00%, 11/15/09, Pool #37615 .......        11
      11    11.00%, 6/15/15, Pool #130125 .......        13
      12    9.00%, 5/15/16, Pool #149877 ........        13
       3    9.00%, 6/15/16, Pool #157147 ........         3
      20    9.00%, 6/15/16, Pool #166130 ........        21
      36    9.00%, 7/15/16, Pool #158921 ........        40
      38    9.00%, 7/15/16, Pool #144968 ........        41

                                       78
Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    50    9.00%, 7/15/16, Pool #151273 ........  $     55
      29    9.00%, 7/15/16, Pool #167475 ........        32
       9    9.50%, 7/15/16, Pool #166772 ........        10
      53    9.50%, 8/15/16, Pool #177531 ........        59
      43    9.00%, 9/15/16, Pool #179044 ........        48
     123    9.00%, 9/15/16, Pool #169908 ........       135
      27    9.00%, 10/15/16, Pool #173089 .......        30
      45    9.00%, 11/15/16, Pool #156478 .......        49
      27    9.00%, 11/15/16, Pool #183868 .......        30
       3    9.50%, 1/15/17, Pool #185619 ........         4
      93    9.00%, 2/15/17, Pool #195058 ........       102
       4    9.00%, 2/15/17, Pool #201757 ........         4
      76    9.00%, 6/15/17, Pool #219079 ........        83
       4    9.00%, 8/15/17, Pool #225825 ........         4
      12    9.50%, 8/15/17, Pool #224015 ........        14
       7    9.50%, 8/15/17, Pool #218841 ........         8
     145    9.50%, 8/15/17, Pool #201217 ........       162
      49    9.00%, 6/15/18, Pool #238161 ........        54
      25    9.50%, 8/15/18, Pool #248390 ........        28
       0    9.00%, 10/15/18, Pool #253188 .......         0
      26    9.50%, 12/15/18, Pool #263400 .......        29
      47    10.00%, 4/15/19, Pool #257047 .......        54
      14    10.00%, 5/15/19, Pool #269607 .......        16
       2    9.00%, 10/15/19, Pool #267676 .......         2
      15    9.00%, 11/15/19, Pool #162768 .......        16
     103    9.50%, 12/15/19, Pool #281696 .......       115
      22    9.00%, 1/15/20, Pool #283138 ........        24
       9    9.00%, 2/15/20, Pool #276157 ........        10
      15    9.50%, 9/15/20, Pool #292918 ........        17
      25    9.50%, 12/15/20, Pool #291865 .......        28
   3,723    9.00%, 8/15/21, Pool #306081 ........     4,076
   1,117    9.00%, 12/15/21, Pool #780284 .......     1,223
      13    7.50%, 2/15/22, Pool #324025 ........        13
     172    8.00%, 7/15/22, Pool #321560 ........       183
     205    7.50%, 8/15/22, Pool #337141 ........       214
      14    7.00%, 10/15/22, Pool #337175 .......        15
      83    7.00%, 11/15/22, Pool #323008 .......        85
      16    7.00%, 12/15/22, Pool #339969 .......        17
     136    7.00%, 1/15/23, Pool #346214 ........       140
      21    7.00%, 1/15/23, Pool #321675 ........        22
     193    7.00%, 1/15/23, Pool #332022 ........       199
     150    7.00%, 1/15/23, Pool #341536 ........       155
     227    7.00%, 1/15/23, Pool #342248 ........       234
      28    7.00%, 3/15/23, Pool #350110 ........        29
   1,738    7.00%, 4/15/23, Pool #348645 ........     1,791
     202    6.50%, 5/15/23, Pool #343208 ........       204
      26    7.00%, 5/15/23, Pool #338005 ........        27
     360    7.00%, 5/15/23, Pool #351041 ........       371

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   402    7.00%, 5/15/23, Pool #346572 ........  $    414
     341    7.00%, 5/15/23, Pool #342348 ........       351
     222    7.00%, 5/15/23, Pool #221604 ........       229
      33    6.50%, 6/15/23, Pool #358250 ........        34
      34    6.50%, 6/15/23, Pool #349788 ........        35
     220    6.50%, 6/15/23, Pool #348677 ........       223
      70    6.50%, 6/15/23, Pool #346624 ........        70
   2,576    7.50%, 6/15/23, Pool #359588 ........     2,694
   1,963    7.50%, 6/15/23, Pool #358801 ........     2,054
     203    6.50%, 7/15/23, Pool #322200 ........       205
     405    7.00%, 7/15/23, Pool #362982 ........       417
     127    7.00%, 7/15/23, Pool #325977 ........       131
       8    7.00%, 7/15/23, Pool #350709 ........         9
     150    7.00%, 7/15/23, Pool #360697 ........       155
     167    7.00%, 7/15/23, Pool #360889 ........       173
     163    7.00%, 7/15/23, Pool #358382 ........       168
      69    7.00%, 7/15/23, Pool #357782 ........        71
      14    7.00%, 7/15/23, Pool #354538 ........        15
     195    7.00%, 7/15/23, Pool #353569 ........       201
     486    7.00%, 7/15/23, Pool #346673 ........       501
     292    6.50%, 8/15/23, Pool #353137 ........       296
     290    6.50%, 8/15/23, Pool #356717 ........       293
     133    6.50%, 8/15/23, Pool #360738 ........       135
     194    6.50%, 8/15/23, Pool #344505 ........       197
      82    6.50%, 8/15/23, Pool #359027 ........        83
      92    6.50%, 8/15/23, Pool #360713 ........        94
      24    6.50%, 9/15/23, Pool #339041 ........        25
     430    6.50%, 9/15/23, Pool #345375 ........       435
     165    6.00%, 10/15/23, Pool #345389 .......       164
     304    6.00%, 10/15/23, Pool #364717 .......       302
      31    6.00%, 10/15/23, Pool #370006 .......        31
     128    6.50%, 10/15/23, Pool #345391 .......       129
   1,574    8.00%, 10/15/23, Pool #354681 .......     1,673
      12    6.50%, 11/15/23, Pool #370927 .......        12
     325    6.50%, 11/15/23, Pool #369356 .......       329
      19    6.50%, 12/15/23, Pool #370289 .......        20
     325    6.50%, 12/15/23, Pool #369830 .......       329
      76    6.50%, 12/15/23, Pool #349944 .......        77
      56    6.50%, 12/15/23, Pool #365740 .......        57
     576    6.50%, 12/15/23, Pool #349265 .......       583
     287    6.50%, 1/15/24, Pool #379127 ........       290
     194    6.50%, 2/15/24, Pool #370338 ........       197
      92    6.50%, 2/15/24, Pool #380818 ........        93
     247    6.50%, 2/15/24, Pool #389200 ........       250
     276    6.50%, 2/15/24, Pool #371999 ........       279
   1,006    6.50%, 2/15/24, Pool #362341 ........     1,019
  12,283    6.50%, 2/15/24, Pool #354747 ........    12,431
     933    7.00%, 2/16/24, Series 96-21,
              Class D ...........................       968

                                       79
Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   290    7.00%, 3/15/24, Pool #391552 ........  $    299
     866    7.00%, 3/15/24, Pool #379328 ........       892
   1,230    7.00%, 4/15/24, Pool #379001 ........     1,267
     497    7.00%, 4/15/24, Pool #355128 ........       512
      36    7.50%, 6/15/24, Pool #389827 ........        38
     166    7.50%, 6/15/24, Pool #388747 ........       174
     123    8.00%, 9/15/24, Pool #393908 ........       130
     772    8.00%, 9/15/24, Pool #403212 ........       819
     327    8.50%, 10/15/24, Pool #407073 .......       352
   2,472    9.00%, 11/15/24, Pool #780029 .......     2,707
      71    7.50%, 6/15/25, Pool #401860 ........        74
      37    8.00%, 6/15/25, Pool #385370 ........        39
     602    8.00%, 7/15/25, Pool #377557 ........       638
     700    6.50%, 9/16/25, Series 96-6,
              Class PK ..........................       706
     671    7.25%, 12/15/25, Pool #411361 .......       694
   1,529    7.50%, 3/15/26, Pool #422308 ........     1,593
      65    7.50%, 3/15/26, Pool #381163 ........        68
   2,729    8.00%, 7/15/26, Pool #412644 ........     2,886
      64    8.00%, 8/15/26, Pool #436445 ........        67
   1,387    8.00%, 11/20/26, Pool #2324 .........     1,460
   3,178    8.00%, 12/20/26, Pool #2344 .........     3,345
     663    7.50%, 3/15/27, Pool #432398 ........       690
  14,500    6.50%, 6/20/27, Series 97-19,
              Class PJ ..........................    14,586
   1,373    6.75%, 7/20/27, Pool #80094* ........     1,409
  15,000    6.25%, 8/20/27, Series 98-1,
              Class PD ..........................    14,843
   4,770    8.00%, 11/20/27, Pool #2512 .........     5,004
   3,337    7.50%, 1/15/28, Pool #461625 ........     3,467
   4,999    7.50%, 2/15/28, Pool #462562 ........     5,194
      52    7.00%, 6/15/28, Pool #472679 ........        54
   6,797    7.50%, 7/15/28, Pool #780828 ........     7,065
  10,800    7.50%, 9/16/28, Series 99-33B,
              Class PQ ..........................    11,241
   5,000    6.50%, 9/20/28, Series 98-22,
              Class PD ..........................     4,931
   4,500    6.00%, 5/20/29, Series 99-17,
              Class L ...........................     4,333
   6,000    6.50%, 3/16/31, Series 01-10,
              Class PE ..........................     5,587
                                                   --------
                                                    138,587
                                                   --------
  Total U.S. Government Agency Mortgages            618,622
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (10.4%):
Fannie Mae (4.1%):
  15,000    7.16%, 5/11/05 ......................    16,353
  15,000    5.88%, 2/2/06 .......................    15,698
  16,000    0.00%, 10/9/19 ......................     4,998
   9,200    0.00%, 5/29/26 ......................     1,826
                                                   --------
                                                     38,875
                                                   --------
Federal Agricultural Mortgage Corp. (0.1%):
     500    7.56%, 5/28/02 ......................       512
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank (0.8%):
 $   500    7.50%, 8/10/04 ......................  $    545
   7,000    5.75%, 8/15/11 ......................     7,013
                                                   --------
                                                      7,558
                                                   --------
Financial Corporation STRIPS (0.7%):
     180    10/5/05 .............................       151
     334    12/27/05 ............................       276
     500    10/6/06 .............................       393
   1,000    11/11/06 ............................       782
     500    12/27/06 ............................       387
  15,500    12/6/18 .............................     4,963
                                                   --------
                                                      6,952
                                                   --------
Freddie Mac (0.0%):
     250    7.93%, 1/20/05 ......................       278
                                                   --------
Resolution Funding Corporation (4.7%):
  53,000    Principal STRIPS, 7/15/20 ...........    16,268
  50,000    Principal STRIPS, 7/15/20 ...........    15,329
  25,000    Principal STRIPS, 10/15/20 ..........     7,557
  15,000    Principal STRIPS, 4/15/28 ...........     3,023
   5,000    Principal STRIPS, 4/15/30 ...........       937
                                                   --------
                                                     43,114
                                                   --------
  Total U.S. Government Agency Securities            97,289
                                                   --------
U.S. TREASURY OBLIGATIONS (19.4%):
U.S. Treasury Bonds (8.6%):
   1,000    9.38%, 2/15/06 ......................     1,193
   1,500    10.38%, 11/15/09 ....................     1,764
  18,000    10.38%, 11/15/12 ....................    23,098
  10,000    7.25%, 5/15/16 ......................    11,564
  31,250    8.13%, 8/15/19 ......................    39,465
   2,500    7.13%, 2/15/23 ......................     2,912
                                                   --------
                                                     79,996
                                                   --------
U.S. Treasury Inflation Protected Bonds (2.4%):
  22,008    3.63%, 1/15/08 ......................    22,256
                                                   --------
U.S. Treasury Notes (3.3%):
   5,500    6.50%, 8/15/05 ......................     5,959
  10,000    5.50%, 5/15/09 ......................    10,366
  15,000    5.00%, 8/15/11 ......................    14,967
                                                   --------
                                                     31,292
                                                   --------
U.S. Treasury STRIPS (5.1%):
  50,000    11/15/09 ............................    32,769
  10,000    2/15/15 .............................     4,663
  32,000    5/15/20 .............................    10,648
                                                   --------
                                                     48,080
                                                   --------
  Total U.S. Treasury Obligations                   181,624
                                                   --------

                                       80
Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (4.0%):
  37,256    One Group Government Money
              Market Fund, Class I ..............  $ 37,256
                                                   --------
  Total Investment Companies                         37,256
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
REPURCHASE AGREEMENT (0.8%):
 $ 7,386    State Street Bank and Trust, 1.62%,
              1/2/02 (proceeds at maturity
              $7,386) ...........................  $  7,386
                                                   --------
  Total Repurchase Agreement                          7,386
                                                   --------
Total (Cost $913,292)(a)                           $942,177
                                                   ========

------------
Percentages indicated are based on net assets of $937,084.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $34,680
                   Unrealized depreciation......................   (5,795)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $28,885
                                                                  =======

   Aggregate cost for federal income tax purposes is substantially the same.

   Amounts shown as 0 rounded to less than 1,000.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (0.5%):
Banking, Finance & Insurance (0.5%):
 $ 1,021    Private Export Funding Corp.,
              6.86%, 4/30/04 ....................  $  1,074
                                                   --------
  Total U.S. Government Sponsored and Agency
    Obligations                                       1,074
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (28.8%):
Federal Farm Credit Bank (11.1%):
   7,000    7.16%, 5/15/06 ......................     7,658
   3,100    7.60%, 7/24/06 ......................     3,452
   3,000    5.83%, 2/11/08 ......................     3,100
   2,000    5.87%, 9/2/08 .......................     2,058
   1,720    6.82%, 3/16/09 ......................     1,856
   5,350    6.75%, 7/7/09 .......................     5,756
   2,000    5.93%, 7/6/10 .......................     2,034
                                                   --------
                                                     25,914
                                                   --------
Federal Home Loan Bank (10.0%):
   2,000    5.48%, 2/27/04 ......................     2,010
   4,000    8.22%, 11/17/04 .....................     4,459
   5,000    5.89%, 7/7/08 .......................     5,179
   2,750    5.88%, 11/25/08 .....................     2,804
   8,000    5.61%, 2/11/09 ......................     8,094
   1,000    6.50%, 11/13/09 .....................     1,061
                                                   --------
                                                     23,607
                                                   --------
Financial Corporation STRIPS (3.2%):
   3,675    6/27/02 .............................     3,632
   4,051    8/8/02 ..............................     3,992
                                                   --------
                                                      7,624
                                                   --------
Student Loan Marketing Association (1.1%):
   1,450    6.75%, 8/1/03 .......................     1,524
   1,000    7.30%, 8/1/12 .......................     1,113
                                                   --------
                                                      2,637
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Tennessee Valley Authority (3.4%):
 $ 8,000    5.63%, 1/18/11 ......................  $  7,894
                                                   --------
  Total U.S. Government Agency Securities            67,676
                                                   --------
U.S. TREASURY OBLIGATIONS (68.8%):
U.S. Treasury Bonds (43.4%):
  18,500    11.63%, 11/15/02 ....................    20,027
  20,000    11.88%, 11/15/03 ....................    23,219
  11,000    10.75%, 8/15/05 .....................    13,451
  26,900    10.38%, 11/15/12 ....................    34,519
   9,500    7.25%, 5/15/16 ......................    10,986
                                                   --------
                                                    102,202
                                                   --------
U.S. Treasury Inflation Protected Bonds (1.9%):
   4,487    3.38%, 1/15/07 ......................     4,504
                                                   --------
U.S. Treasury Notes (23.5%):
   6,000    6.38%, 1/31/02 ......................     6,024
  11,000    6.25%, 2/28/02 ......................    11,083
   7,500    5.75%, 10/31/02 .....................     7,737
  15,000    5.75%, 8/15/03 ......................    15,718
   6,400    7.25%, 8/15/04 ......................     6,991
   6,900    7.88%, 11/15/04 .....................     7,674
                                                   --------
                                                     55,227
                                                   --------
  Total U.S. Treasury Obligations                   161,933
                                                   --------
INVESTMENT COMPANIES (1.2%):
   2,742    One Group Treasury Only Money
              Market Fund, Class I ..............     2,742
                                                   --------
  Total Investment Companies                          2,742
                                                   --------
Total (Cost $229,317)(a)                           $233,425
                                                   ========

------------
Percentages indicated are based on net assets of $235,154.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $4,787
                   Unrealized depreciation......................    (679)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $4,108
                                                                  ======

    Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS (92.2%):
Aerospace (0.5%):
 $2,300     Communication Instruments, 10.00%,
              9/15/04 ...........................  $  2,323
                                                   --------
Broadcast Radio & TV (6.6%):
  3,650     Ackerly Group, Inc., 9.00%, 1/15/09,
              Callable 1/15/04 @ 104.5 ..........     3,891
  2,000     Canwest Media, Inc., 10.63%, 5/15/11,
              Callable 5/15/06 @ 105.31 .........     2,138
  2,935     Cumulus Media, Inc., 10.38%, 7/1/08,
              Callable 7/1/03 @ 105.19 ..........     3,089
  3,713     Granite Broadcasting Corp., 10.38%,
              5/15/05, Callable 5/15/02 @ 100 ...     3,286
  2,750     Nexstar Finance LLC, Inc., 12.00%,
              4/1/08, Callable 4/1/05 @ 106 .....     2,764
  1,000     Radio One, Inc., 8.88%, 7/1/11,
              Callable 7/1/06 @ 104.44 ..........     1,038
  3,370     Salem Communication Corp., Series B,
              9.50%, 10/1/07, Callable 10/1/02 @
              104.75 ............................     3,509
  1,500     Sinclair Broadcast Group, Senior
              Subordinated Notes, 10.00%,
              9/30/05, Callable 9/30/01 @
              103.33 ............................     1,550
  1,000     Sinclair Broadcasting Group, 8.75%,
              12/15/11 ..........................     1,005
  3,000     Spanish Broadcasting System, 9.63%,
              11/1/09, Callable 11/1/04 @
              104.81 ............................     2,985
  1,500     Susquehanna Media Co., 8.50%,
              5/15/09 ...........................     1,539
  1,000     Young Broadcasting, 8.50%, 12/15/08,
              Callable 12/15/05 @ 104.25 (c) ....     1,010
                                                   --------
                                                     27,804
                                                   --------
Building & Development (0.0%):
    500     American ECO Corp., 9.63%, 5/15/08
              (d) ...............................         0
                                                   --------
Cable Television (5.7%):
  1,000     Adelphia Communications, 7.50%,
              1/15/04 ...........................       966
  1,310     Adelphia Communications, 9.50%,
              3/1/05 ............................     1,294
  1,725     Adelphia Communications, 9.38%,
              11/15/09 ..........................     1,667
  3,500     Charter Communications Holdings,
              Inc., 10.25%, 1/15/10, Callable
              1/15/05 @ 105.12 ..................     3,604

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
 $  500     Charter Communications Holdings,
              Inc., 11.13%, 1/15/11, Callable
              1/15/06 @ 105.56 ..................  $    533
    500     Charter Communications Holdings,
              Inc., 0.00%, 5/15/11, Callable
              5/15/06 @ 105.88 ..................       310
  2,575     Classic Cable, Inc., Series B, 9.38%,
              8/1/09, Callable 8/1/04 @ 104.69
              (d) ...............................       657
    650     Classic Cable, Inc., 10.50%, 3/1/10
              (d) ...............................       166
    250     CSC Holdings, Inc., 7.88%,
              12/15/07 ..........................       258
  2,000     CSC Holdings, Inc., 7.25%,
              7/15/08 ...........................     1,983
  1,500     CSC Holdings, Inc., 7.63%, 4/1/11 ...     1,505
    225     CSC Holdings, Inc., 9.88%,
              2/15/13 ...........................       240
  3,500     Insight Communications, 0.00%,
              2/15/11, Callable 2/15/06 @
              106.13 ............................     2,083
  1,250     Insight Midwest, 10.50%, 11/1/10,
              Callable 11/1/05 @ 105.25 .........     1,356
    275     Lenfest Communications, 8.25%,
              2/15/08 (c) .......................       292
  2,750     Mediacom L.L.C., Series B, 8.50%,
              4/15/08, Callable 4/15/03 @
              104.25 ............................     2,778
    535     Rogers Cablesystems Ltd., 10.00%,
              3/15/05 ...........................       583
    900     Rogers Communications, 8.88%,
              7/15/07 ...........................       918
  4,000     TeleWest Communication PLC., Series
              B, 11.00%, 10/1/07 ................     2,899
    300     UIH Australia/Pacific, Inc., Series
              B, 0.00%, 5/15/06 (d) .............         0
    525     United International Holdings, Inc.,
              0.00%, 2/15/08 ....................       155
                                                   --------
                                                     24,247
                                                   --------
Cellular/Wireless Telecommunications (9.4%):
  1,850     Alamosa Delaware, Inc., 13.63%,
              8/15/11, Callable 8/15/06 @
              106.81 ............................     1,952
  2,500     American Cellular Corp., 9.50%
              10/15/09 ..........................     2,438
  3,500     American Tower Corp., 9.38%, 2/1/09,
              Callable 2/1/05 @ 104.69 ..........     2,835
  3,000     Arch Communication Tranche B1, 7.31%,
              12/31/04 (d) ......................       570

                                       83
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Cellular/Wireless Telecommunications, continued:
 $2,700     Arch Communications, Inc., 12.75%,
              7/1/07 (d) ........................  $     41
  1,000     Arch Communications, Inc., 13.75%,
              4/15/08, Callable 4/15/04 @ 106.87
              (d) ...............................        10
  3,500     Centennial Communications, 10.75%,
              12/15/08, Callable 12/15/03 @
              105.37 ............................     2,958
  4,000     Crown Castle International Corp.,
              9.50%, 8/1/11, Callable 8/1/04
              @105 ..............................     3,689
    600     Dobson/Sygnet Communications, 12.25%,
              12/15/08 ..........................       645
  1,800     Horizon PCS, Inc., 13.75%, 6/15/11,
              Callable 12/15/06 @ 106.88 ........     1,800
  1,975     Metrocall, Inc., 10.38%, 10/1/07
              (d) ...............................        25
  1,150     Metrocall, Inc., 9.75%, 11/1/07
              (d) ...............................        14
  4,000     Nextel Communications, Inc., 9.38%,
              11/15/09, Callable 11/15/04 @
              104.69 ............................     3,170
  3,000     Price Communication Wireless, Inc.,
              Series B, 9.13%, 12/15/06, Callable
              6/15/02 @ 104.56 ..................     3,195
  2,000     Rogers Wireless Communications, Inc.,
              8.80%, 10/1/07, Callable 10/1/02 @
              104.40 ............................     1,950
    500     Rogers Wireless Communications, Inc.,
              9.63%, 5/1/11 .....................       518
  2,086     Rural Cellular Corp., Series B,
              9.63%, 5/15/08, Callable 5/15/03 @
              104.81 ............................     2,159
  1,750     SBA Communications Corp., 10.25%,
              2/1/09, Callable 2/1/05 @
              105.13 ............................     1,505
  4,000     Telecorp PCS, Inc., 11.63%,
              4/15/09 ...........................     3,499
  3,750     Tritel PCS, Inc., 0.00%, 5/15/09 ....     3,206
  1,000     Tritel PCS, Inc., 10.38%, 1/15/11,
              Callable 1/15/06 @ 105.19 .........     1,150
  2,000     Triton PCS, Inc., 9.38%, 2/1/11,
              Callable 2/1/06 @ 104.69 ..........     2,080
                                                   --------
                                                     39,409
                                                   --------
Chemicals (6.3%):
    400     Huntsman Corp., 9.50%, 7/1/07
              (c)(d) ............................        76
  3,350     Huntsman ICI Chemicals, 10.13%,
              7/1/09, Callable 7/1/04 @
              105.06 ............................     3,233

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Chemicals, continued:
 $2,000     IMC Global, Inc., 6.50%, 8/1/03 .....  $  1,960
  2,000     IMC Global, Inc., 10.88%, 6/1/08
              (c) ...............................     2,140
  2,350     ISP Chemco, 10.75%, 7/1/11, Callable
              7/1/06 @ 105.13 ...................     2,468
  2,500     Marsulex, Inc., 9.63%, 7/1/08,
              Callable 7/1/03 @ 104.81 ..........     2,463
  1,500     Millenium America Inc., 7.00%,
              11/15/06 ..........................     1,403
  2,650     Olin Corp., 9.13%, 12/15/11 .........     2,685
  4,900     Philipp Brothers Chemical, 9.88%,
              6/1/08, Callable 6/1/03 @
              104.94 ............................     2,720
  3,425     Polymer Group, Inc., Series B, 9.00%,
              7/1/07, Callable 7/1/02 @
              104.63 ............................     1,010
    750     Resolution Performance, 13.50%,
              11/15/10, Callable 11/15/05 @
              106.75 ............................       821
  4,725     Terra Capital, Inc., 12.88%, 10/15/08
              (c) ...............................     4,700
  1,500     Terra Industries, Inc., Series B,
              10.50%, 6/15/05 ...................     1,185
                                                   --------
                                                     26,864
                                                   --------
Consumer Products (3.5%):
  3,750     Applica, Inc., 10.00%, 7/31/08,
              Callable 7/13/03 @ 105.00 .........     3,656
  4,768     Chattem, Inc., Series B, 8.88%,
              4/1/08 ............................     4,577
  1,425     Drypers Corp., Series B, 10.25%,
              5/15/28, Callable 6/15/02 @ 105.12
              (d) ...............................         0
    200     Dyersburg Corp., 9.75%, 9/1/07
              (d) ...............................         0
  1,775     Home Products International, Inc.,
              9.63%, 5/15/08, Callable 5/15/03 @
              104.81 ............................     1,380
    250     Indesco International, 9.75%, 4/15/08
              (d) ...............................        19
  2,000     Pennzoil-Quaker State, 10.00%,
              11/1/08, Callable 11/1/05 @ 105
              (c) ...............................     2,100
  2,500     Scotts Co., 8.63%, 1/15/09, Callable
              1/15/04 @ 104.31 ..................     2,575
  1,000     Westpoint Stevens, Inc., 7.88%,
              6/15/05 ...........................       330
                                                   --------
                                                     14,637
                                                   --------
Energy (6.2%):
  3,550     Baytex Energy Ltd., 10.50%, 2/15/11,
              Callable 2/15/06 @ 105.25 .........     3,355

                                       84
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Energy, continued:
 $2,425     BRL Universal Equipment, 8.88%,
              2/15/08, Callable 2/15/05 @
              104.44 ............................  $  2,534
  2,596     Coho Energy, Inc., 15.00%,
              3/31/08 ...........................     2,596
  3,000     Giant Industries, Inc., 9.75%,
              11/15/03, Callable 2/11/02 @
              100.00 ............................     2,955
  2,600     Houston Exploration Co., 8.63%,
              1/1/08 ............................     2,639
  2,200     Nuevo Energy Co., 9.38%, 10/1/10,
              Callable 10/1/05 @ 104.69 .........     2,046
    270     Orion Refining Corp., Series B,
              Senior Secured Bridge Note, 10.00%,
              6/1/02, PIK .......................       270
  1,390     Orion Refining Corp., 10.00%,
              11/15/04 ..........................     1,293
  1,900     Pioneer Natural Resource, 6.50%,
              1/15/08 ...........................     1,764
    250     Pogo Producing, 8.25%, 4/15/11,
              Callable 4/15/06 @ 104.13 .........       255
    750     Pogo Producing Co., Series B, 8.75%,
              5/15/07 ...........................       771
  1,500     Pride International, Inc., 9.38%,
              5/1/07, Callable 5/1/02 @
              104.69 ............................     1,586
  3,000     Triton Energy Ltd., 8.88%, 10/1/07,
              Callable 10/1/07 @ 104.44 .........     3,345
    750     Westport Resources Corp., 8.25%,
              11/1/11, Callable 11/1/06 @ 104.13
              (c) ...............................       761
                                                   --------
                                                     26,170
                                                   --------
Financial (0.5%):
  2,000     Conseco, Inc., 8.75%, 2/9/04 ........       930
  1,000     Conseco, Inc., 10.75%, 6/15/08,
              Callable 6/15/05 @ 105.38 .........       449
    750     Istar Financial, Inc., 8.75%,
              7/15/08 ...........................       751
                                                   --------
                                                      2,130
                                                   --------
Food & Drug Retailers (0.2%):
  1,000     Great Atlantic & Pacific Tea Inc.,
              9.13%, 12/15/11, Callable 12/15/06
              @ 104.56 ..........................     1,008
                                                   --------
Food & Tobacco (4.6%):
  1,433     American Restaurant Group, Inc.,
              11.50%, 11/1/11, Callable 11/1/04 @
              105.75 (c) ........................     1,297
  2,950     Apple South, Inc., 9.75%, 6/1/06 ....     1,770
  1,000     Avado Brands, Inc., 11.75%, 6/15/09
              (d) ...............................       215

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Food & Tobacco, continued:
 $3,000     Constellation Brands, Inc., 8.00%,
              2/15/08 ...........................  $  3,044
  3,000     Cott Beverages, Inc., 8.00%,
              12/15/11, Callable 12/15/06 @ 104
              (c) ...............................     2,940
    500     Del Monte Corp., 9.25%, 5/15/11,
              Callable 5/15/06 @ 104.63 .........       525
  1,510     Dominos, Inc., Series B, 10.38%,
              1/15/09, Callable 1/15/04 @
              105.19 ............................     1,608
  2,600     FM 1993A Corp, 9.75%, 11/1/03,
              Callable 1/1/02 @ 101.25 ..........     2,633
  2,000     National Wine & Spirits, 10.13%,
              1/15/09 ...........................     2,060
    880     Pierre Foods, Inc., 10.75%, 6/1/06,
              Callable 6/1/02 @ 105.37 ..........       427
  1,000     Pilgrim's Pride Corp., 9.63%,
              9/15/11, Callable 9/15/06 @
              104.81 ............................     1,070
  2,000     Premium Standard Farms, 9.25%,
              6/15/11, Callable 6/15/06 @
              104.63 ............................     2,060
                                                   --------
                                                     19,649
                                                   --------
Forest Products (6.6%):
  2,150     Ainsworth Lumber, 12.50%, 7/15/07 ...     2,139
    900     Ainsworth Lumber, 13.88%, 7/15/07,
              Callable 1/15/05 @ 106.94 (c) .....       936
  2,897     Alabama Pine Pulp Co., Inc., Tranche
              A Term Loan Facility, 10.62%,
              6/30/03 ...........................       464
  3,500     American Tissue, Inc., Series B,
              12.50%, 7/15/06, Callable 7/15/04 @
              106.63 (d) ........................     1,050
  3,025     Appleton Papers, Inc., 12.50%,
              12/15/08 (c) ......................     2,918
  1,000     Applied Extrusion Technologies,
              10.75%, 7/1/11, Callable 7/1/06 @
              105.37 ............................     1,070
  2,875     Berry Plastics Corp., 12.25%,
              4/15/04, Callable 4/15/02 @ 100 ...     2,915
  1,000     Berry Plastics Corp., 11.00%,
              7/15/07, Callable 7/15/03 @ 106 ...     1,020
    875     Buckeye Cellulose Corp., 8.50%,
              12/15/05 ..........................       858
    950     Buckeye Technologies, 8.00%,
              10/15/10 ..........................       879
  1,575     Buckeye Technologies, Inc., 9.25%,
              9/15/08, Callable 2/11/02 @
              104.63 ............................     1,559

                                       85
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Forest Products, continued:
 $2,000     Caraustar Industries, Inc., 9.88%,
              4/1/11, Callable 4/1/06 @
              105.25 ............................  $  2,100
    750     Fibermark, Inc., 10.75%, 4/15/11,
              Callable 4/15/06 @ 105.38 .........       679
  2,255     Millar Western Forest, 9.88%,
              5/15/08, Callable 5/15/03 @
              104.94 ............................     2,210
  2,000     Pope & Talbot, 8.38%, 6/1/13 ........     1,860
  3,500     Portola Packaging, Inc., 10.75%,
              10/1/05, Callable 2/11/02 @
              103.58 ............................     3,167
  2,000     Potlatch Corp., 10.00%, 7/15/11,
              Callable 7/15/06 @ 105 (c) ........     2,090
                                                   --------
                                                     27,914
                                                   --------
Gaming/Leisure (3.9%):
  3,000     Bally Total Fitness Holdings, Series
              D, 9.88%, 10/15/07, Callable
              10/15/02 @ 104.94 .................     3,074
  1,400     Felcor Lodging LP, 8.50%, 6/1/11 ....     1,351
  1,250     Mohegan Tribal Gaming, 8.13%,
              1/1/06 ............................     1,291
    550     Premier Parks, Inc., 9.25%,
              4/1/06 ............................       556
    750     Premier Parks, Inc., 9.75%,
              6/15/07 ...........................       765
    375     Premier Parks, Inc., 0.00%,
              4/1/08 ............................       322
    750     Prime Hospitality Corp., 9.25%,
              1/15/06 ...........................       773
  1,750     Prime Hospitality Corp., Series B,
              9.75%, 4/1/07, Callable 4/1/02 @
              104.87 ............................     1,772
  1,850     Six Flags, Inc., 9.50%, 2/1/09,
              Callable 2/1/05 @ 104.75 ..........     1,870
  3,000     Speedway Motorsports, Inc., Series
              D, 8.50%, 8/15/07 .................     3,104
  1,875     Volume Services, 11.25%, 3/1/09 .....     1,838
                                                   --------
                                                     16,716
                                                   --------
Health Care (8.4%):
  1,434     Advanced Medical, 7.25%, 1/15/02 ....     1,395
  2,870     AdvancePCS, 8.50%, 4/1/08,
              Callable 4/1/05 @ 104.25 ..........     2,999
  1,000     Alliance Imaging, 10.38% 4/15/11 ....     1,065
  1,855     Beverly Enterprises, Inc., 9.00%,
              2/15/06, Callable 2/15/02 @ 103 ...     1,901
  1,800     Concentra Operating Corp., 13.00%,
              8/15/09, Callable 8/15/04 @
              106.50 ............................     1,935
  5,200     Extendicare Health Services, 9.35%,
              12/15/07, Callable 12/15/02 @
              104.67 ............................     4,913

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
 $2,125     Fisher Scientific International,
              Inc., 9.00%, 2/1/08, Callable
              2/1/03 @ 104.50 ...................  $  2,189
  1,375     Fisher Scientific International,
              Inc., 9.00%, 2/1/08 ...............     1,416
    500     Fresenius Medical Care Capital Trust,
              Series IV, 7.88%, 6/15/11 .........       500
  3,000     HCA Inc., 8.75%, 9/1/10 .............     3,255
  2,900     HCR Manor Care, 7.50%, 6/15/06 ......     2,947
    500     HCR Manor Care, 8.00%, 3/1/08 .......       520
    500     Healthsouth Corp., 3.25%, 4/1/03,
              Callable 2/11/02 @ 101.30 .........       478
    500     Healthsouth Corp., 8.50%, 2/1/08 ....       523
  2,500     Healthsouth Corp., 10.75%,
              10/1/08 ...........................     2,763
  1,000     Insight Health Services, 9.88%,
              11/1/11, Callable 11/1/06 @ 104.94
              (c) ...............................     1,040
  2,500     Magellan Health Services, 9.38%,
              11/15/07, Callable 11/15/05 @
              104.69 (c) ........................     2,550
  1,000     Magellan Health Services, 9.00%,
              2/15/08, Callable 2/15/03 @
              104.5 .............................       895
  1,000     Owens & Minor, Inc., 8.50%,
              7/15/11 ...........................     1,045
    325     Prime Medical Services, Inc., 8.75%,
              4/1/08, Callable 4/1/03 @
              104.38 ............................       302
    750     Senior Housing Trust, 8.63%,
              1/15/12 ...........................       761
                                                   --------
                                                     35,392
                                                   --------
Housing (1.6%):
    650     American Builders & Contractors
              Supply Co., 10.63%, 5/15/07 .......       657
  2,100     Associated Materials, Inc., 9.25%,
              3/1/08 ............................     2,154
  1,250     Integrated Electric Services, 9.38%,
              2/1/09 ............................     1,113
  1,750     NCI Building Systems, Inc., Series
              B, 9.25%, 5/1/09, Callable 5/1/04 @
              104.63 ............................     1,715
  1,000     Omega Cabinets, 10.50%, 6/15/07 .....     1,048
                                                   --------
                                                      6,687
                                                   --------
Information Technology (3.3%):
  3,000     Ciena Corp., 3.75%, 2/1/08, Callable
              2/4/04 @ 102.14 ...................     1,935

                                       86
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Information Technology, continued:
 $1,000     Fairchild Semiconductor, 10.50%,
              2/1/09, Callable 2/1/05 @
              105.25 ............................  $  1,068
  2,000     Ingram Micro, Inc., 9.88%, 8/15/08,
              Callable 8/15/05 @ 104.94 .........     2,035
    700     Iron Mountain Inc., 8.63%, 4/1/13,
              Callable 4/1/06 @ 104.31 ..........       732
  4,525     Nortel Networks, Ltd., 6.13%,
              2/15/06 ...........................     3,705
  1,500     Pierce Leahy Corp., 8.13%,
              5/15/08 ...........................     1,523
  1,850     Unisys Corp., 8.13%, 6/1/06 .........     1,850
  3,275     Viasystems, Inc., 9.75%, 6/1/07,
              Callable 6/1/02 @ 104.87 ..........       999
    175     Viasystems, Inc., Series B, 9.75%,
              6/1/07 ............................        53
                                                   --------
                                                     13,900
                                                   --------
Manufacturing (1.7%):
    830     Anchor Lamina, Inc., 9.88%, 2/1/08,
              Callable 2/1/03 @ 104.94 ..........       315
    635     Columbus McKinnon Corp., 8.50%,
              4/1/08, Callable 4/1/03 @
              104.25 ............................       594
  1,000     Day International Group, Inc.,
              11.13%, 6/1/05, Callable 6/1/02
              @ 102.47 ..........................       945
  1,350     International Knife & Saw, 11.38%,
              11/15/06 (d) ......................        41
  2,074     Jackson Products, Inc., Series B,
              9.50%, 4/15/05, Callable 2/11/02 @
              104.75 ............................     1,234
  1,140     Knoll, Inc., 10.88%, 3/15/06,
              Callable 3/15/06 @ 103.63 .........     1,089
  1,250     LLS Corp., 11.63%, 8/1/09, Callable
              8/1/04 @ 106 (d) ..................       131
    500     Precision Partners, Inc., 12.00%,
              3/15/09, Callable 3/15/04 @ 106 ...       153
  1,000     Wesco Distribution Inc., 9.13%,
              6/1/08, Callable 6/1/03 @
              104.56 ............................       935
  1,750     Wesco Distribution, Inc., Series B,
              9.13%, 6/1/08, Callable 6/1/08 @
              104.56 ............................     1,635
                                                   --------
                                                      7,072
                                                   --------
Nonferrous Metals/Minerals (3.2%):
    350     AEI Resources, Inc., 10.50%,
              12/15/05 (c) (d) ..................       189
    400     AEI Resources, Inc., 11.50%,
              12/15/06 (c) (d) ..................        46

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Nonferrous Metals/Minerals, continued:
 $3,980     Better Minerals & Aggregates,
              13.00%, 9/15/09, Callable 9/15/04 @
              106.50 ............................  $  3,343
  1,250     LTV Corp., 11.75%, 11/15/09,
              Callable 11/15/04 @ 105.87 (d) ....        13
  1,250     MMI Products, Inc., 11.25%,
              4/15/07 ...........................     1,159
  2,000     MMI Products, Inc., 13.00%,
              4/15/07, Callable 4/15/02
              @ 106.5 (c) .......................     1,935
  3,750     NS Group, Inc., 13.50%, 7/15/03,
              Callable 2/11/02 @ 101.93 .........     3,862
  3,500     Oglebay Norton Co., 10.00%, 2/1/09,
              Callable 2/1/04 @ 105.00 ..........     3,098
                                                   --------
                                                     13,645
                                                   --------
Print Media (3.1%):
  1,880     Garden State Newspapers, Series B,
              8.75%, 10/1/09 ....................     1,863
  1,300     Liberty Group Publishing, 9.38%,
              2/1/08 ............................       904
    500     Liberty Group Publishing, 0.00%,
              2/1/09 ............................       243
  3,005     Mail-Well, Inc., 5.00%, 11/1/02,
              Callable 2/19/02 @ 101 ............     2,786
  2,750     Perry-Judd, 10.63%, 12/15/07 ........     2,612
  1,559     Phoenix Color Corp., 10.38%, 2/1/09,
              Callable 2/1/04 @ 105.19 ..........     1,099
  1,750     Primedia, Inc., 7.63%, 4/1/08,
              Callable 4/1/03 @ 103.81 ..........     1,523
    750     Tri-State Outdoor Media, 11.00%,
              5/15/08, Callable 5/15/08
              @ 105.5 (d) .......................       530
  1,500     World Color Press, Inc., 8.38%,
              11/15/08 ..........................     1,510
                                                   --------
                                                     13,070
                                                   --------
Retailers (1.8%):
  1,000     Advance Stores, 10.25%, 4/15/08,
              Callable 4/15/03 @ 105.12 (c) .....     1,020
  1,250     Central Tractor, 10.63%, 4/1/07,
              Callable 4/1/02 @ 105.31 (d) ......         0
  2,750     CSK Auto, Inc., 12.00%, 6/15/06,
              Callable 12/15/04 @ 106 (c) .......     2,784
    795     Group 1 Automotive, Inc., 10.88%,
              3/1/09, Callable 3/1/04 @
              105.44 ............................       819
  2,900     Kmart Corp., 9.88% 6/15/08 (c) ......     2,408

                                       87
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Retailers, continued:
 $1,250     Mattress Discounters Corp., 12.63%,
              7/15/07, Callable 7/15/04 @
              106.31 ............................  $    258
    500     Office Depot, Inc., 10.00%,
              7/15/08 ...........................       545
                                                   --------
                                                      7,834
                                                   --------
Services (4.7%):
  4,100     Allied Waste North America, Series B,
              8.88%, 4/1/08 .....................     4,243
  3,000     Coinmach Corp., Series D, 11.75%,
              11/15/05 ..........................     3,090
    750     Coyne International Enterprises,
              11.25%, 6/1/08 (d) ................       154
  1,500     National Equipment Services, Series
              D, 10.00%, 11/30/04, Callable
              2/11/02 @ 105.00 ..................     1,283
    175     National Equipment Services, Series
              B, 10.00%, 11/30/04 ...............       150
  2,240     Rose Hill Co., 9.50%, 11/15/04 ......     2,139
    555     Safety-Kleen Services Corp., 9.25%,
              6/1/08, Callable 6/1/03 @ 104.63
              (d) ...............................         0
  4,000     Service Corp., International, 6.00%,
              12/15/05 ..........................     3,500
  1,000     Service Corp., International, 6.88%,
              10/1/07 ...........................       875
  2,000     Stewart Enterprises, 6.40%,
              5/1/03 ............................     2,005
  1,000     Stewart Enterprises, 10.75%, 7/1/08,
              Callable 7/1/05 @ 105.38 ..........     1,095
  1,400     Williams Scotsman, Inc., 9.88%,
              6/1/07 ............................     1,386
                                                   --------
                                                     19,920
                                                   --------
Telecommunications (3.2%):
  3,000     Alaska Communications Systems Group,
              Inc., 9.38%, 5/15/09, Callable
              5/15/04 @ 104.69 ..................     2,984
  3,350     Convergent Communications, Inc.,
              13.00%, 4/1/08 (d) ................        34
  1,250     DTI Holdings, Inc., 0.00%/12.50%,
              3/1/08 ............................        30
  2,860     Exodus Communications, Inc., 10.75%,
              12/15/09, Callable 12/15/04 @
              105.37 (d) ........................       529
    600     GCI, Inc., 9.75%, 8/1/07 ............       588
  4,000     Global Crossing Holding Ltd., 9.13%,
              11/15/06 ..........................       480

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $  550     Hermes Europe Railtel, 11.50%,
              8/15/07 (d) .......................  $     52
    225     Hermes Europe Railtel, 10.38%,
              1/15/09 (d) .......................        21
  1,025     Level 3 Communications, Inc., 0.00%,
              12/1/08 ...........................       292
  2,500     Level 3 Communications, Inc., 11.25%,
              3/15/10, Callable 3/15/05 @
              105.63 ............................     1,231
    750     McLeod USA, Inc., 0.00%, 3/1/07 .....       150
    150     McLeod USA, Inc., 9.25%, 7/15/07,
              Callable 7/15/02 @ 104.63 (d) .....        32
  1,100     McLeod USA, Inc., 8.38%, 3/15/08
              (d) ...............................       239
    725     McLeod USA, Inc., 8.13%, 2/15/09
              (d) ...............................       156
    500     McLeod USA, Inc., 11.38%, 1/1/09,
              Senior Notes (d) ..................       115
  3,500     Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09, Callable 12/15/04
              @ 105.00 ..........................     1,033
  3,695     Pathnet, Inc., 12.25%, 4/15/08
              (d) ...............................        92
  2,000     PSINet, Inc., Series B, 10.00%,
              2/15/05 (d) .......................       160
  7,600     PSINet, Inc., 10.50%, 12/1/06 (d) ...       608
  1,100     PSINet, Inc., 11.50%, 11/1/08,
              Callable 11/1/03 @ 105.75
              (c)(d) ............................        88
  1,500     RCN Corp., 0.00%, 2/15/08 ...........       413
    750     RCN Corp., 10.13%, 1/15/10, Callable
              1/15/05 @ 105.06 ..................       315
    400     Viatel, Inc., 0.00%, 4/15/08 (d) ....         0
  1,462     Voicestream Wireless Corp., 10.38%,
              11/15/09, Callable 11/15/04 @
              105.19 ............................     1,667
    500     Williams Communication Group, Inc.,
              11.88%, 8/1/10, Callable 8/1/05 @
              105.94 ............................       208
  3,525     Williams Communications Group, Inc.,
              10.88%, 10/1/09, Callable 10/1/04 @
              105.44 ............................     1,463
  3,500     XO Communications, Inc., 10.50%,
              12/1/09, Callable 12/1/04 @ 105.25
              (d) ...............................       420
                                                   --------
                                                     13,400
                                                   --------
Transportation (3.1%):
    975     Accuride Corp., Series B, 9.25%,
              2/1/08 ............................       522

                                       88
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Transportation, continued:
 $1,000     Airxcel, Inc., Series B, 11.00%,
              11/15/07, Callable 11/15/02 @
              105.50 ............................  $    545
  1,761     Atlantic Coast Airlines, Inc., 8.75%
              1/1/07 (c) ........................     1,744
    750     Collins and Aikman Products,
              10.75%, 12/31/11, Callable 12/31/06
              @ 105.38 (c) ......................       756
  1,250     Frank's Nursery & Crafts, 10.25%,
              3/1/08 (d) ........................       156
  1,750     Greyhound Lines, 11.50%, 4/15/07,
              Callable 4/15/02 @ 105.75 .........     1,593
  1,250     Hayes Lemmerz International, Inc.,
              11.88%, 6/15/06 (c)(d) ............       600
  1,740     Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07, Callable 7/15/02
              @ 104.56 (d) ......................        87
    610     Hayes Lemmerz International, Inc.,
              Series B, 9.13%, 7/15/07, Callable
              7/15/02 @ 104.56 (d) ..............        31
  1,000     Newport News Shipbuilding, 8.63%,
              12/1/06, Callable 2/11/02 @
              104.31 ............................     1,053
  1,500     Newport News Shipbuilding, 9.25%,
              12/1/06 ...........................     1,579
  2,000     Oshkosh Truck Corp., 8.75%, 3/1/08,
              Callable 3/1/03 @ 104.38 ..........     2,044
    975     Westinghouse Air Brake, 9.38%,
              6/15/05, Callable 6/15/02 @ 100 ...       990
  1,625     Westinghouse Air Brake, 9.38%,
              6/15/05, Callable 6/15/02 @ 100 ...     1,648
                                                   --------
                                                     13,348
                                                   --------
Utilities (4.1%):
    250     AES Corp., 8.75%, 12/15/02 ..........       248
  1,500     AES Corp., 8.75%, 6/15/08 ...........     1,328
  1,500     AES Corp., 9.50%, 6/1/09 ............     1,373
  1,250     AES Corp., 8.88%, 2/15/11 ...........     1,106
    800     Calpine Canada Energy Financing,
              8.50%, 5/1/08 .....................       733
  3,500     Calpine Corp., 8.63%, 8/15/10 .......     3,184
    500     CMS Energy Corp., 7.00%, 1/15/05 ....       496
    450     CMS Energy Corp., 9.88%, 10/15/07 ...       478
  2,500     CMS Energy Corp., 7.50%, 1/15/09 ....     2,451
  4,075     Edison Mission Energy, 10.00%,
              8/15/08 ...........................     4,196
  2,100     Mirant Americas LLC, 8.30%, .........     1,945
                                                   --------
                                                     17,538
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
  Total Corporate Bonds                             390,677
                                                   --------
PREFERRED STOCKS (1.8%):
Broadcast Radio & TV (0.1%):
      4     Sinclair Capital, 11.63% ............  $    365
                                                   --------
(Cable Television $0.0%):
      0     Pegasus Communications, 12.75% ......         1
                                                   --------
Cellular/Wireless Telecommunications (0.0%):
      2     Nextel Communications, Inc.,
              11.13%, PIK .......................        91
                                                   --------
Health Care (0.8%):
  3,450     Fresenius Medical Care Agency,
              9.00% .............................     3,562
                                                   --------
Oil & Gas (0.0%):
     10     Transcontinental Refining Corp.,
              Class A, 0.00% ....................         8
      5     Transcontinental Refining Corp.,
              Class B, 0.00% ....................         0
      3     Transcontinental Refining Corp.,
              Class C, 0.00% ....................         0
     15     Transcontinental Refining Corp.,
              Class E, 0.00% ....................         1
      7     Transcontinental Refining Corp.,
              Class D, 0.00% ....................         0
                                                   --------
                                                          9
                                                   --------
Services (0.2%):
     31     Kaiser Group Holdings, Inc.,
              7.00% .............................       779
                                                   --------
Telecommunications (0.7%):
     45     Broadwing Communications,
              12.50% ............................     2,936
                                                   --------
  Total Preferred Stocks                              7,743
                                                   --------
INVESTMENT COMPANIES (1.6%):
  6,739     One Group Prime Money Market
              Fund, Class I .....................     6,739
                                                   --------
  Total Investment Companies                          6,739
                                                   --------
COMMERCIAL PAPER (0.8%):
Financial (0.8%):
 $3,410     GE Capital Corp., 1.75%, 1/2/02 .....     3,410
                                                   --------
  Total Commercial Paper                              3,410
                                                   --------
COMMON STOCKS (0.1%):
Energy (0.1%):
     75     Coho Energy, Inc. (b) ...............         3

                                       89
Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
      9     Grant Prideco, Inc. (b) .............  $     98
    225     Orion Refinancing (b) ...............        45
      9     Weatherford International, Inc.
              (b) ...............................       317
                                                   --------
                                                        463
                                                   --------
Services (0.0%):
     37     Kaiser Group Holdings, Inc. (b) .....       116
                                                   --------
Telecommunications (0.0%):
      1     AT&T Canada, Inc. (b) ...............        21
      8     Convergent Communications,
              Inc. (b) ..........................         0
     10     McLeod USA, Inc. (b) ................         4
      2     Viatel, Inc. (b) ....................         0
                                                   --------
                                                         25
                                                   --------
  Total Common Stocks                                   604
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
WARRANTS (0.0%):
Cable Television (0.0%):
      0     UIH Australia/Pacific (d) ...........  $      0
                                                   --------
Retailers (0.0%):
      1     Mattress Discounters Corp. ..........         2
                                                   --------
Telecommunications (0.0%):
      6     DTI Holdings, Inc. ..................         0
      1     Pathnet, Inc. .......................         0
                                                   --------
  Total Warrants                                          2
                                                   --------
RIGHTS (0.0%):
Services (0.0%):
     31     Kaiser Group Holdings, Inc., Put
              Rights ............................         0
                                                   --------
  Total Rights                                            0
                                                   --------
Total (Cost $470,099)(a)                           $409,175
                                                   ========

------------
Percentages indicated are based on net assets of $423,812.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 13,724
                   Unrealized depreciation......................   (74,648)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(60,924)
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

(c) Security exempt from registration under Rule 144A and/or Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d) Defaulted security.

    Amounts shown as 0 rounded to less than 1,000.

  * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
Abbreviations

ARM          Adjustable Rate Mortgage

CMO          Collateralized Mortgage Obligations

CMT          Collateralized Mortgage Trust

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities.
             Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK          Paid in Kind

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                       ULTRA
                                                     SHORT-TERM
                                                        BOND         SHORT-TERM      INTERMEDIATE         BOND           INCOME
                                                        FUND         BOND FUND        BOND FUND           FUND         BOND FUND
                                                     ----------      ----------      ------------      ----------      ----------

ASSETS:
Investments, at cost ..............................   $577,462        $694,847        $1,403,105       $2,563,298      $1,338,475
Unrealized appreciation (depreciation) from
  investments .....................................      2,616          17,749            25,670           84,292          24,391
                                                      --------        --------        ----------       ----------      ----------
Investments, at value .............................    580,078         712,596         1,428,775        2,647,590       1,362,866
Cash ..............................................          1              42                17               --              --
Collateral received for securities on loan ........         --         130,070           114,441          424,929         170,604
Interest and dividends receivable .................      3,187           6,008            12,466           26,501          17,921
Receivable for capital shares issued ..............      4,886          22,259               993            1,688              17
Receivable from brokers for investments sold ......      1,864              77                98              368              74
Prepaid expenses ..................................          1               2                 3                6               3
                                                      --------        --------        ----------       ----------      ----------
Total Assets ......................................    590,017         871,054         1,556,793        3,101,082       1,551,485
                                                      --------        --------        ----------       ----------      ----------
LIABILITIES:
Dividends payable .................................      1,783           3,103             8,437           18,434           8,070
Cash overdraft ....................................         --              --                --            1,363              62
Short term line of credit payable .................         --          11,300             6,400               --              --
Payable for capital shares redeemed ...............         82              54                69              150              21
Payable for return of collateral received for
  securities on loan ..............................         --         130,070           114,441          424,929         170,604
Accrued expenses and other payables:
  Investment advisory fees ........................        126             218               457              857             503
  Administration fees .............................         42             103               199              364             189
  Distribution fees ...............................         65              14               151              102              26
  Other ...........................................         65             209               209              575             460
                                                      --------        --------        ----------       ----------      ----------
Total Liabilities .................................      2,163         145,071           130,363          446,774         179,935
                                                      --------        --------        ----------       ----------      ----------
NET ASSETS:
Capital ...........................................    592,238         717,423         1,401,920        2,569,264       1,422,275
Undistributed (distributions in excess of) net
  investment income ...............................       (353)            412               497            2,178             687
Accumulated undistributed net realized gains
  (losses) from investment and futures
  transactions ....................................     (6,647)         (9,601)           (1,657)          (1,426)        (75,803)
Net unrealized appreciation (depreciation) from
  investments and futures .........................      2,616          17,749            25,670           84,292          24,391
                                                      --------        --------        ----------       ----------      ----------
Net Assets ........................................   $587,854        $725,983        $1,426,430       $2,654,308      $1,371,550
                                                      ========        ========        ==========       ==========      ==========
NET ASSETS:
  Class I .........................................   $408,556        $681,909        $1,060,810       $2,380,294      $1,291,688
  Class A .........................................     97,105          29,693           227,689          192,977          63,774
  Class B .........................................     26,356           9,008            68,730           53,539          14,783
  Class C .........................................     55,837           5,373            69,201           27,498           1,305
                                                      --------        --------        ----------       ----------      ----------
Total .............................................   $587,854        $725,983        $1,426,430       $2,654,308      $1,371,550
                                                      ========        ========        ==========       ==========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I .........................................     41,375          63,719            99,651          221,562         165,812
  Class A .........................................      9,836           2,777            21,393           17,968           8,186
  Class B .........................................      2,686             837             6,525            4,987           1,890
  Class C .........................................      5,694             499             6,569            2,548             167
                                                      --------        --------        ----------       ----------      ----------
Total .............................................     59,591          67,832           134,138          247,065         176,055
                                                      ========        ========        ==========       ==========      ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share .........................................   $   9.87        $  10.70        $    10.65       $    10.74      $     7.79
                                                      ========        ========        ==========       ==========      ==========
  Class A -- Redemption price per share ...........   $   9.87        $  10.69        $    10.64       $    10.74      $     7.79
                                                      ========        ========        ==========       ==========      ==========
    Maximum sales charge ..........................       3.00%           3.00%             4.50%            4.50%           4.50%
                                                      ========        ========        ==========       ==========      ==========
    Maximum offering price per share
      (100%/(100% - maximum sales charge) of net
      asset value adjusted to the nearest cent) ...   $  10.18        $  11.02        $    11.14       $    11.25      $     8.16
                                                      ========        ========        ==========       ==========      ==========
  Class B -- Offering price per share (a) .........   $   9.81        $  10.77        $    10.53       $    10.74      $     7.82
                                                      ========        ========        ==========       ==========      ==========
  Class C -- Offering price per share (a) .........   $   9.81        $  10.76        $    10.53       $    10.79      $     7.82
                                                      ========        ========        ==========       ==========      ==========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              MORTGAGE-BACKED      GOVERNMENT      TREASURY &       HIGH YIELD
                                                              SECURITIES FUND      BOND FUND       AGENCY FUND      BOND FUND
                                                              ---------------      ----------      -----------      ----------
ASSETS:
Investments, at cost .......................................     $457,092           $913,292        $229,317         $470,099
Unrealized appreciation (depreciation) from investments ....       17,650             28,885           4,108          (60,924)
                                                                 --------           --------        --------         --------
Investments, at value ......................................      474,742            942,177         233,425          409,175
Cash .......................................................           --                  1              --            8,030
Collateral received for securities on loan .................           --             22,675           8,201           97,447
Interest and dividends receivable ..........................        2,820              6,509           3,855           10,314
Receivable for capital shares issued .......................           --                808             220               89
Receivable from brokers for investments sold ...............           97                 54              --               --
Prepaid expenses ...........................................            1                  2              --                1
                                                                 --------           --------        --------         --------
Total Assets ...............................................      477,660            972,226         245,701          525,056
                                                                 --------           --------        --------         --------
LIABILITIES:
Dividends payable ..........................................        3,808              4,848             808            3,362
Payable to brokers for investments purchased ...............        3,650              6,826              --               --
Payable for capital shares redeemed ........................           --                101           1,335               --
Payable for return of collateral received for securities on
  loan .....................................................           --             22,675           8,201           97,447
Accrued expenses and other payables:
  Investment advisory fees .................................           88                318              40              232
  Administration fees ......................................           42                128              32               58
  Distribution fees ........................................           --                 88              66               20
  Other ....................................................           61                158              65              125
                                                                 --------           --------        --------         --------
Total Liabilities ..........................................        7,649             35,142          10,547          101,244
                                                                 --------           --------        --------         --------
NET ASSETS:
Capital ....................................................      451,835            928,612         234,638          495,070
Undistributed (distributions in excess of) net investment
  income ...................................................          876                120              23              146
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions ......................         (350)           (20,533)         (3,615)         (10,480)
Net unrealized appreciation (depreciation) from investments
  and futures ..............................................       17,650             28,885           4,108          (60,924)
                                                                 --------           --------        --------         --------
Net Assets .................................................     $470,011           $937,084        $235,154         $423,812
                                                                 ========           ========        ========         ========
NET ASSETS:
  Class I ..................................................     $470,005           $769,065        $ 56,673         $376,940
  Class A ..................................................            6             69,461         112,378           27,421
  Class B ..................................................                          75,866          66,103            9,847
  Class C ..................................................                          22,692                            9,604
                                                                 --------           --------        --------         --------
Total ......................................................     $470,011           $937,084        $235,154         $423,812
                                                                 ========           ========        ========         ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       44,278             76,499           5,554           47,721
  Class A ..................................................            1              6,906          11,006            3,476
  Class B ..................................................                           7,543           6,479            1,245
  Class C ..................................................                           2,257                            1,215
                                                                 --------           --------        --------         --------
Total ......................................................       44,279             93,205          23,039           53,657
                                                                 ========           ========        ========         ========
Net Asset Value
  Class I -- Offering and redemption price per share .......     $  10.61           $  10.05        $  10.20         $   7.90
                                                                 ========           ========        ========         ========
  Class A -- Redemption price per share ....................     $  10.73           $  10.06        $  10.21         $   7.89
                                                                 ========           ========        ========         ========
    Maximum sales charge ...................................         0.00%              4.50%           3.00%            4.50%
                                                                 ========           ========        ========         ========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) ........................................     $  10.73           $  10.53        $  10.53         $   8.26
                                                                 ========           ========        ========         ========
  Class B -- Offering price per share (a) ..................                        $  10.06        $  10.20         $   7.91
                                                                                    ========        ========         ========
  Class C -- Offering price per share (a) ..................                        $  10.05                         $   7.91
                                                                                    ========                         ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                    ULTRA
                                                  SHORT-TERM   SHORT-TERM   INTERMEDIATE                INCOME
                                                  BOND FUND    BOND FUND     BOND FUND     BOND FUND   BOND FUND
                                                  ----------   ----------   ------------   ---------   ---------
INVESTMENT INCOME:
Interest income ................................   $10,987      $21,452       $50,004      $ 94,517     $49,993
Dividend income ................................       219           89           119           530         214
Income from securities lending .................        --          260           263           663         317
                                                   -------      -------       -------      --------     -------
Total Income ...................................    11,206       21,801        50,386        95,710      50,524
                                                   -------      -------       -------      --------     -------
EXPENSES:
Investment advisory fees .......................     1,249        2,320         4,423         7,731       4,288
Administration fees ............................       366          624         1,189         2,078       1,153
Distribution fees (Class A) ....................       134           47           377           331         108
Distribution fees (Class B) ....................        93           34           293           231          72
Distribution fees (Class C) ....................        55(a)         5(a)        287           105           5
Custodian fees .................................        16           32            42            64          37
Interest expense ...............................        --            2             3             6          --
Legal and audit fees ...........................         5            6             9            15           9
Trustees' fees and expenses ....................         3            6            10            20          10
Transfer agent fees ............................        37           65           225           576         200
Registration and filing fees ...................        26           20            28            83          26
Printing and mailing costs .....................         9           13            26            47          24
Other ..........................................        36           51            52            70          74
                                                   -------      -------       -------      --------     -------
Total expenses before waivers ..................     2,029        3,225         6,964        11,357       6,006
Less waivers by investment advisor and
  affiliates (b) ...............................      (914)      (1,033)       (1,880)       (3,052)     (1,285)
                                                   -------      -------       -------      --------     -------
Net Expenses ...................................     1,115        2,192         5,084         8,305       4,721
                                                   -------      -------       -------      --------     -------
Net Investment Income ..........................    10,091       19,609        45,302        87,405      45,803
                                                   -------      -------       -------      --------     -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investments and
  futures ......................................      (286)       2,819         6,415         3,708       1,703
Net change in unrealized appreciation
  (depreciation) from investments and
  futures ......................................       330        6,698        11,434        32,204       4,895
                                                   -------      -------       -------      --------     -------
Net realized/unrealized gains (losses) from
  investments and futures ......................        44        9,517        17,849        35,912       6,598
                                                   -------      -------       -------      --------     -------
Change in net assets resulting from
  operations ...................................   $10,135      $29,126       $63,151      $123,317     $52,401
                                                   =======      =======       =======      ========     =======

------------
(a) Period from commencement of operations on November 1, 2001.

(b) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                 MORTGAGE-BACKED    GOVERNMENT    TREASURY &     HIGH YIELD
                                                 SECURITIES FUND    BOND FUND     AGENCY FUND     BOND FUND
                                                 ---------------    ----------    -----------    -----------
INVESTMENT INCOME:
Interest income ...............................      $17,464         $30,602        $5,260        $ 21,247
Dividend income ...............................          150             341            51             506
Income from securities lending ................           --             103            30             139
                                                     -------         -------        ------        --------
Total Income ..................................       17,614          31,046         5,341          21,892
                                                     -------         -------        ------        --------
EXPENSES:
Investment advisory fees ......................          701           2,148           421           1,545
Administration fees ...........................          323             770           170             332
Distribution fees (Class A) ...................           --(a)          107           162              45
Distribution fees (Class B) ...................                          333           322              50
Distribution fees (Class C) ...................                           76                            40
Custodian fees ................................           25              26             4              14
Interest expense ..............................            5              --            --              --
Legal and audit fees ..........................            6               7             2               5
Trustees' fees and expenses ...................            3               7             1               3
Transfer agent fees ...........................           14             192            13             128
Registration and filing fees ..................           47              27            15              46
Printing and mailing costs ....................            8              19             3               8
Other .........................................           45              36             5              27
                                                     -------         -------        ------        --------
Total expenses before waivers .................        1,177           3,748         1,118           2,243
Less waivers by investment advisor and
  affiliates (b) ..............................         (375)           (325)         (340)           (276)
                                                     -------         -------        ------        --------
Net Expenses ..................................          802           3,423           778           1,967
                                                     -------         -------        ------        --------
Net Investment Income .........................       16,812          27,623         4,563          19,925
                                                     -------         -------        ------        --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investments
  and futures .................................           16           1,770           484            (825)
Net change in unrealized appreciation
  (depreciation) from investments and
  futures .....................................        4,231          10,189         1,979         (14,889)
                                                     -------         -------        ------        --------
Net realized/unrealized gains (losses) from
  investments and futures .....................        4,247          11,959         2,463         (15,714)
                                                     -------         -------        ------        --------
Change in net assets resulting from
  operations ..................................      $21,059         $39,582        $7,026        $  4,211
                                                     =======         =======        ======        ========

------------
(a) Amount is less than $1,000.

(b) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                      ULTRA SHORT-TERM              SHORT-TERM                INTERMEDIATE
                                                         BOND FUND                  BOND FUND                   BOND FUND
                                                  ------------------------   ------------------------   -------------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                                     ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,
                                                      2001         2001          2001         2001          2001          2001
                                                  ------------   ---------   ------------   ---------   ------------   ----------
                                                  (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .......................    $ 10,091     $ 19,431      $ 19,609     $ 41,962     $   45,302    $   84,661
   Net realized gains (losses) from investments
     and futures ...............................        (286)        (606)        2,819          129          6,415         2,325
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures ...................................         330        4,708         6,698       19,140         11,434        57,645
                                                    --------     --------      --------     --------     ----------    ----------
Change in net assets resulting from
 operations ....................................      10,135       23,533        29,126       61,231         63,151       144,631
                                                    --------     --------      --------     --------     ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income ..................      (8,131)     (17,262)      (18,930)     (39,878)       (35,238)      (70,131)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..................      (1,715)      (1,939)         (684)      (1,308)        (6,527)      (10,178)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ..................        (375)        (467)         (159)        (230)        (1,660)       (2,091)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income ..................        (266)(a)                    (31)(a)                  (1,635)       (2,018)
                                                    --------     --------      --------     --------     ----------    ----------
Change in net assets from shareholder
 distributions .................................     (10,487)     (19,668)      (19,804)     (41,416)       (45,060)      (84,418)
                                                    --------     --------      --------     --------     ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions ..................................     223,304       68,887        17,491      (73,654)        (3,033)      (56,081)
                                                    --------     --------      --------     --------     ----------    ----------
Change in net assets ...........................     222,952       72,752        26,813      (53,839)        15,058         4,132
NET ASSETS:
 Beginning of period ...........................     364,902      292,150       699,170      753,009      1,411,372     1,407,240
                                                    --------     --------      --------     --------     ----------    ----------
 End of period .................................    $587,854     $364,902      $725,983     $699,170     $1,426,430    $1,411,372
                                                    ========     ========      ========     ========     ==========    ==========

                                                                                       INCOME                  MORTGAGE-BACKED
                                                          BOND FUND                   BOND FUND                SECURITIES FUND
                                                  -------------------------   -------------------------   -------------------------
                                                   SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS    AUGUST 18,
                                                     ENDED         ENDED         ENDED         ENDED         ENDED        2000 TO
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                      2001          2001          2001          2001          2001        2001 (A)
                                                  ------------   ----------   ------------   ----------   ------------   ----------
                                                  (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .......................   $   87,405    $  133,213    $   45,803    $   89,267     $ 16,812       19,641
   Net realized gains (losses) from investment
     transactions ..............................        3,708        14,825         1,703        (1,175)          16           (7)
   Net change in unrealized appreciation
     (depreciation) from investments ...........       32,204        80,968         4,895        45,314        4,231       13,419
                                                   ----------    ----------    ----------    ----------     --------      -------
Change in net assets resulting from
 operations ....................................      123,317       229,006        52,401       133,406       21,059       33,053
                                                   ----------    ----------    ----------    ----------     --------      -------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income ..................      (77,847)     (120,191)      (43,089)      (85,551)     (16,114)     (19,235)
   From net realized gains from investment
     transactions ..............................       (6,856)           --            --            --         (575)          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..................       (6,106)       (9,179)       (1,893)       (2,788)          (1)          --(b)
   From net realized gains from investment
     transactions ..............................         (550)           --            --            --           --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ..................       (1,404)       (1,391)         (395)         (722)
   From net realized gains from investment
     transactions ..............................         (133)           --            --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income ..................         (659)         (307)          (31)          (19)
   From net realized gains from investment
     transactions ..............................          (59)           --            --            --
                                                   ----------    ----------    ----------    ----------     --------      -------
Change in net assets from shareholder
 distributions .................................      (93,614)     (131,068)      (45,408)      (89,080)     (16,690)     (19,235)
                                                   ----------    ----------    ----------    ----------     --------      -------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions ..................................      311,449       363,830       (45,773)        7,035      107,856      343,968
                                                   ----------    ----------    ----------    ----------     --------      -------
Change in net assets ...........................      341,152       461,768       (38,780)       51,361      112,225      357,786
NET ASSETS:
   Beginning of period .........................    2,313,156     1,851,388     1,410,330     1,358,969     $357,786           --
                                                   ----------    ----------    ----------    ----------     --------      -------
   End of period ...............................   $2,654,308    $2,313,156    $1,371,550    $1,410,330     $470,011      357,786
                                                   ==========    ==========    ==========    ==========     ========      =======

------------

(a) Period from commencement of operations.

(b) Amount is less than $1,000.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                        GOVERNMENT             TREASURY & AGENCY            HIGH YIELD
                                                         BOND FUND                   FUND                    BOND FUND
                                                  -----------------------   -----------------------   -----------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                      2001         2001         2001         2001         2001         2001
                                                  ------------   --------   ------------   --------   ------------   --------
                                                  (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................    $ 27,623     $ 57,390     $  4,563     $  9,003     $ 19,925     $ 32,525
    Net realized gains (losses) from investment
      and futures transactions .................       1,770          990          484         (796)        (825)       2,237
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..................................      10,189       36,755        1,979        7,247      (14,889)     (30,329)
                                                    --------     --------     --------     --------     --------     --------
Change in net assets resulting from
  operations ...................................      39,582       95,135        7,026       15,454        4,211        4,433
                                                    --------     --------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................     (23,852)     (51,576)      (1,257)      (3,241)     (17,793)     (29,904)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................      (1,760)      (2,827)      (2,032)      (2,986)      (1,268)      (1,462)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................      (1,720)      (2,438)      (1,251)      (2,776)        (439)        (725)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................        (413)        (293)                                  (365)        (348)
                                                    --------     --------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions ................................     (27,745)     (57,134)      (4,540)      (9,003)     (19,865)     (32,439)
                                                    --------     --------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................      (5,690)     (63,961)      55,351       11,452       59,693      170,453
                                                    --------     --------     --------     --------     --------     --------
Change in net assets ...........................       6,147      (25,960)      57,837       17,903       44,039      142,447
NET ASSETS:
    Beginning of period ........................     930,937      956,897      177,317      159,414      379,773      237,326
                                                    --------     --------     --------     --------     --------     --------
    End of period ..............................    $937,084     $930,937     $235,154     $177,317     $423,812     $379,773
                                                    ========     ========     ========     ========     ========     ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                     ULTRA SHORT-TERM               SHORT-TERM                INTERMEDIATE
                                                         BOND FUND                  BOND FUND                   BOND FUND
                                                  -----------------------   --------------------------   -----------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS        YEAR       SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED           ENDED        ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,     JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2001         2001         2001           2001          2001         2001
                                                  ------------   --------   ------------     ---------   ------------   --------
                                                  (UNAUDITED)               (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $154,094     $96,277      $256,117       $203,321      $146,125     $266,275
 Dividends reinvested ..........................       1,595       2,637           435          7,721        11,708       20,926
 Cost of shares redeemed .......................     (46,372)    (64,773)     (253,767)      (286,506)     (241,818)    (386,634)
                                                    --------     -------      --------       --------      --------     --------
 Change in net assets from Class I capital
   transactions ................................    $109,317     $34,141      $  2,785       $(75,464)     $(83,985)    $(99,433)
                                                    ========     =======      ========       ========      ========     ========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 69,666     $47,129      $ 12,844       $ 13,750      $ 71,782     $105,997
 Dividends reinvested ..........................       1,384       1,605           437            802         5,497        8,955
 Cost of shares redeemed .......................     (27,705)    (18,507)       (7,966)       (12,965)      (43,624)     (88,043)
                                                    --------     -------      --------       --------      --------     --------
 Change in net assets from Class A capital
   transactions ................................    $ 43,345     $30,227      $  5,315       $  1,587      $ 33,655     $ 26,909
                                                    ========     =======      ========       ========      ========     ========
CLASS B SHARES:
 Proceeds from shares issued ...................    $ 16,948     $ 5,988      $  4,424       $  1,080      $ 26,215     $ 13,396
 Dividends reinvested ..........................         281         348           123            198         1,191        1,652
 Cost of shares redeemed .......................      (2,625)     (1,817)         (563)        (1,055)       (4,249)      (8,835)
                                                    --------     -------      --------       --------      --------     --------
 Change in net assets from Class B capital
   transactions ................................    $ 14,604     $ 4,519      $  3,984       $    223      $ 23,157     $  6,213
                                                    ========     =======      ========       ========      ========     ========
CLASS C SHARES:
 Proceeds from shares issued ...................    $ 60,041(a)               $  5,527(a)                  $ 33,764     $ 20,564
 Dividends reinvested ..........................         110(a)                      9(a)                     1,387        1,923
 Cost of shares redeemed .......................      (4,113)(a)                  (129)(a)                  (11,011)     (12,257)
                                                    --------                  --------                     --------     --------
 Change in net assets from Class C capital
   transactions ................................    $ 56,038(a)               $  5,407(a)                  $ 24,140     $ 10,230
                                                    ========                  ========                     ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................      15,555       9,784        23,917         19,432        13,607       25,669
 Reinvested ....................................         161         269            41            740         1,092        2,022
 Redeemed ......................................      (4,686)     (6,593)      (23,647)       (27,401)      (22,575)     (37,268)
                                                    --------     -------      --------       --------      --------     --------
 Change in Class I Shares ......................      11,030       3,460           311         (7,229)       (7,876)      (9,577)
                                                    ========     =======      ========       ========      ========     ========
CLASS A SHARES:
 Issued ........................................       7,027       4,784         1,197          1,315         6,683       10,180
 Reinvested ....................................         140         164            41             77           513          866
 Redeemed ......................................      (2,797)     (1,883)         (741)        (1,236)       (4,049)      (8,450)
                                                    --------     -------      --------       --------      --------     --------
 Change in Class A Shares ......................       4,370       3,065           497            156         3,147        2,596
                                                    ========     =======      ========       ========      ========     ========
CLASS B SHARES:
 Issued ........................................       1,719         610           409            101         2,462        1,294
 Reinvested ....................................          29          36            12             19           112          161
 Redeemed ......................................        (267)       (186)          (52)          (100)         (400)        (861)
                                                    --------     -------      --------       --------      --------     --------
 Change in Class B Shares ......................       1,481         460           369             20         2,174          594
                                                    ========     =======      ========       ========      ========     ========
CLASS C SHARES:
 Issued ........................................       6,102(a)                    510(a)                     3,167        1,993
 Reinvested ....................................          11(a)                      1(a)                       131          188
 Redeemed ......................................        (419)(a)                   (12)(a)                   (1,037)      (1,189)
                                                    --------                  --------                     --------     --------
 Change in Class C Shares ......................       5,694(a)                    499(a)                     2,261          992
                                                    ========                  ========                     ========     ========

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                                                     INCOME                 MORTGAGE-BACKED
                                                         BOND FUND                 BOND FUND                SECURITIES FUND
                                                  -----------------------   ------------------------   -------------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS    AUGUST 18,
                                                     ENDED        ENDED        ENDED         ENDED        ENDED        2000 TO
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,
                                                      2001         2001         2001         2001          2001        2001 (A)
                                                  ------------   --------   ------------   ---------   ------------   ----------
                                                  (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 469,848     $570,304    $  63,243     $159,515      $104,435      $ 68,288
 Proceeds from shares issued in conversion .....          --          --            --           --            --       262,435
 Dividends reinvested ..........................      41,211      46,304         4,428        8,688        14,212        16,716
 Cost of shares redeemed .......................    (251,777)    (300,372)    (119,359)    (192,443)      (10,785)       (3,479)
                                                   ---------     --------    ---------     --------      --------      --------
 Change in net assets from Class I capital
   transactions ................................   $ 259,282     $316,236    $ (51,688)    $(24,240)     $107,862      $343,960
                                                   =========     ========    =========     ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued ...................   $  76,543     $103,281    $  11,981     $ 25,899      $    218      $     13
 Proceeds from shares issued from conversion ...          --          --            --       31,586            --            --
 Dividends reinvested ..........................       5,091       7,462         1,214        1,832             1            --
 Cost of shares redeemed .......................     (61,282)    (90,187)       (8,885)     (28,935)         (225)           (5)
                                                   ---------     --------    ---------     --------      --------      --------
 Change in net assets from Class A capital
   transactions ................................   $  20,352     $20,556     $   4,310     $ 30,382      $     (6)     $      8
                                                   =========     ========    =========     ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued ...................   $  20,015     $20,715     $   2,743     $  2,226
 Dividends reinvested ..........................         959         936           312          576
 Cost of shares redeemed .......................      (4,031)     (5,044)       (1,896)      (2,650)
                                                   ---------     --------    ---------     --------
 Change in net assets from Class B capital
   transactions ................................   $  16,943     $16,607     $   1,159     $    152
                                                   =========     ========    =========     ========
CLASS C SHARES:
 Proceeds from shares issued ...................   $  16,892     $11,214     $     481     $    788
 Dividends reinvested ..........................         435         223            26           14
 Cost of shares redeemed .......................      (2,455)     (1,006)          (61)         (61)
                                                   ---------     --------    ---------     --------
 Change in net assets from Class C capital
   transactions ................................   $  14,872     $10,431     $     446     $    741
                                                   =========     ========    =========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................      43,334      54,306         8,022       20,688         9,785         6,640
 Issued in conversion ..........................          --          --            --           --            --        26,244
 Reinvested ....................................       3,800       4,415           560        1,131         1,335         1,617
 Redeemed ......................................     (23,151)    (28,469)      (15,103)     (24,933)       (1,012)         (331)
                                                   ---------     --------    ---------     --------      --------      --------
 Change in Class I Shares ......................      23,983      30,252        (6,521)      (3,114)       10,108        34,170
                                                   =========     ========    =========     ========      ========      ========
CLASS A SHARES:
 Issued ........................................       7,033       9,813         1,508        3,263            21             1
 Issued in acquisition .........................          --          --            --        4,049            --            --
 Reinvested ....................................         469         717           154          238            --(b)         --
 Redeemed ......................................      (5,653)     (8,639)       (1,124)      (3,724)          (21)           --(b)
                                                   ---------     --------    ---------     --------      --------      --------
 Change in Class A Shares ......................       1,849       1,891           538        3,826            --(b)          1
                                                   =========     ========    =========     ========      ========      ========
CLASS B SHARES:
 Issued ........................................       1,841       1,954           343          285
 Reinvested ....................................          88          90            39           74
 Redeemed ......................................        (371)       (481)         (239)        (343)
                                                   ---------     --------    ---------     --------
 Change in Class B Shares ......................       1,558       1,563           143           16
                                                   =========     ========    =========     ========
CLASS C SHARES:
 Issued ........................................       1,549       1,050            61          100
 Reinvested ....................................          40          21             3            2
 Redeemed ......................................        (226)        (95)           (8)          (8)
                                                   ---------     --------    ---------     --------
 Change in Class C Shares ......................       1,363         976            56           94
                                                   =========     ========    =========     ========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                         GOVERNMENT               TREASURY & AGENCY              HIGH YIELD
                                                          BOND FUND                     FUND                      BOND FUND
                                                  -------------------------   -------------------------   -------------------------
                                                   SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                      2001          2001          2001          2001          2001          2001
                                                  ------------   ----------   ------------   ----------   ------------   ----------
                                                  (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $ 27,553     $  58,847      $11,152       $  5,839      $ 59,900      $182,389
 Dividends reinvested ..........................         821         3,655          235            386         4,910         7,206
 Cost of shares redeemed .......................     (83,295)     (151,123)      (6,976)       (22,635)      (23,473)      (33,034)
                                                    --------     ---------      -------       --------      --------      --------
 Change in net assets from Class I capital
   transactions ................................    $(54,921)    $ (88,621)     $ 4,411       $(16,410)     $ 41,337      $156,561
                                                    ========     =========      =======       ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 26,952     $  45,144      $57,165       $ 35,684      $ 19,889      $ 15,601
 Dividends reinvested ..........................       1,323         2,139        1,434          2,139           989         1,124
 Cost of shares redeemed .......................     (11,935)      (40,156)     (13,156)       (13,130)       (8,931)       (8,898)
                                                    --------     ---------      -------       --------      --------      --------
 Change in net assets from Class A capital
   transactions ................................    $ 16,340     $   7,127      $45,443       $ 24,693      $ 11,947      $  7,827
                                                    ========     =========      =======       ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued ...................    $ 24,709     $  18,299      $ 9,938       $ 10,295      $  3,674      $  4,982
 Dividends reinvested ..........................       1,347         1,974          962          2,046           258           426
 Cost of shares redeemed .......................      (6,131)       (9,326)      (5,403)        (9,172)       (2,266)       (2,749)
                                                    --------     ---------      -------       --------      --------      --------
 Change in net assets from Class B capital
   transactions ................................    $ 19,925     $  10,947      $ 5,497       $  3,169      $  1,666      $  2,659
                                                    ========     =========      =======       ========      ========      ========
CLASS C SHARES:
 Proceeds from shares issued ...................    $ 15,431     $   8,186                                  $  5,799      $  4,010
 Dividends reinvested ..........................         308           255                                       306           283
 Cost of shares redeemed .......................      (2,773)       (1,855)                                   (1,362)         (887)
                                                    --------     ---------                                  --------      --------
 Change in net assets from Class C capital
   transactions ................................    $ 12,966     $   6,586                                  $  4,743      $  3,406
                                                    ========     =========                                  ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       2,713         5,979        1,093            581         7,448        21,064
 Reinvested ....................................          81           374           23             39           613           847
 Redeemed ......................................      (8,169)      (15,299)        (681)        (2,289)       (2,946)       (3,898)
                                                    --------     ---------      -------       --------      --------      --------
 Change in Class I Shares ......................      (5,375)       (8,946)         435         (1,669)        5,115        18,013
                                                    ========     =========      =======       ========      ========      ========
CLASS A SHARES:
 Issued ........................................       2,637         4,566        5,544          3,599         2,454         1,830
 Reinvested ....................................         130           217          140            216           124           132
 Redeemed ......................................      (1,177)       (4,070)      (1,282)        (1,321)       (1,127)       (1,046)
                                                    --------     ---------      -------       --------      --------      --------
 Change in Class A Shares ......................       1,590           713        4,402          2,494         1,451           916
                                                    ========     =========      =======       ========      ========      ========
CLASS B SHARES:
 Issued ........................................       2,420         1,832          969          1,027           454           580
 Reinvested ....................................         132           200           94            207            32            50
 Redeemed ......................................        (604)         (948)        (527)          (928)         (286)         (322)
                                                    --------     ---------      -------       --------      --------      --------
 Change in Class B Shares ......................       1,948         1,084          536            306           200           308
                                                    ========     =========      =======       ========      ========      ========
CLASS C SHARES:
 Issued ........................................       1,511           823                                       714           469
 Reinvested ....................................          30            26                                        38            33
 Redeemed ......................................        (273)         (187)                                     (172)         (105)
                                                    --------     ---------                                  --------      --------
 Change in Class C Shares ......................       1,268           662                                       580           397
                                                    ========     =========                                  ========      ========

See notes to financial statements.

                      (This page intentionally left blank)

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                 ----------------------------------------
                                                               NET REALIZED                             DISTRIBUTIONS
                                     NET ASSET                AND UNREALIZED                -------------------------------------
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Month Ended December 31, 2001
    (Unaudited)....................   $ 9.86       $0.23          $ 0.01         $ 0.24       $(0.23)     $  --        $(0.23)
  Year Ended June 30, 2001.........     9.73        0.62            0.13           0.75        (0.62)        --         (0.62)
  Year Ended June 30, 2000.........     9.77        0.58           (0.04)          0.54        (0.58)        --         (0.58)
  Year Ended June 30, 1999.........     9.87        0.56           (0.11)          0.45        (0.55)        --         (0.55)
  Year Ended June 30, 1998.........     9.87        0.59           (0.01)          0.58        (0.58)        --         (0.58)
  Year Ended June 30, 1997.........     9.79        0.62            0.05           0.67        (0.59)        --         (0.59)
SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.57        0.27            0.14           0.41        (0.28)        --         (0.28)
  Year Ended June 30, 2001.........    10.29        0.60            0.28           0.88        (0.60)        --         (0.60)
  Year Ended June 30, 2000.........    10.40        0.59           (0.11)          0.48        (0.59)        --         (0.59)
  Year Ended June 30, 1999.........    10.51        0.59           (0.11)          0.48        (0.59)        --         (0.59)
  Year Ended June 30, 1998.........    10.47        0.63            0.04           0.67        (0.63)        --         (0.63)
  Year Ended June 30, 1997.........    10.42        0.63            0.05           0.68        (0.63)        --         (0.63)
INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.50        0.27            0.16           0.43        (0.28)        --         (0.28)
  Year Ended June 30, 2001.........    10.07        0.63            0.43           1.06        (0.63)        --         (0.63)
  Year Ended June 30, 2000.........    10.28        0.62           (0.21)          0.41        (0.62)        --         (0.62)
  Six Months Ended June 30, 1999
    (d)............................    10.61        0.32           (0.33)         (0.01)       (0.32)        --         (0.32)
  Year Ended December 31, 1998.....    10.48        0.63            0.14           0.77        (0.64)        --         (0.64)
  Year Ended December 31, 1997.....    10.29        0.65            0.18           0.83        (0.64)        --         (0.64)
  Year Ended December 31, 1996.....    10.37        0.64           (0.07)          0.57        (0.65)        --         (0.65)
BOND FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.59        0.37            0.18           0.55        (0.37)     (0.03)        (0.40)
  Year Ended December 31, 2001.....    10.08        0.67            0.50           1.17        (0.66)        --         (0.66)
  Year Ended December 31, 2000.....    10.34        0.65           (0.26)          0.39        (0.65)        --         (0.65)
  Six Months Ended June 30, 1999
    (e)............................    10.78        0.35           (0.44)         (0.09)       (0.35)        --         (0.35)
  Year Ended December 31, 1998.....    10.59        0.65            0.19           0.84        (0.65)        --         (0.65)
  Year Ended December 31, 1997.....    10.27        0.66            0.32           0.98        (0.66)        --         (0.66)
  Year Ended December 31, 1996.....    10.45        0.68           (0.18)          0.50        (0.68)        --         (0.68)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

See notes to financial statements.

                                                             RATIOS/SUPPLEMENTARY DATA
                                                          --------------------------------
                                                                                  RATIO OF    RATIO OF    RATIO OF
                                                                        NET       EXPENSES      NET       EXPENSES
                                              NET ASSET               ASSETS,        TO      INVESTMENT      TO
                                               VALUE,                  END OF     AVERAGE    INCOME TO    AVERAGE
                                               END OF     TOTAL        PERIOD       NET       AVERAGE       NET       PORTFOLIO
                                               PERIOD     RETURN      (000'S)      ASSETS    NET ASSETS   ASSETS*    TURNOVER (A)
                                              ---------   ------     ----------   --------   ----------   --------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
Six Month Ended December 31, 2001
  (Unaudited)...............................   $ 9.87      2.44%(b)  $  408,556     0.40%(c)    4.55%(c)    0.45%(c)     18.61%
Year ended June 30, 2001....................     9.86      7.94         299,209     0.40        6.27        0.47         37.62
Year ended June 30, 2000....................     9.73      5.66         261,592     0.40        5.93        0.59         32.68
Year ended June 30, 1999....................     9.77      4.66         259,873     0.32        5.63        0.79         38.70
Year ended June 30, 1998....................     9.87      6.00         188,133     0.30        5.92        0.81         41.15
Year ended June 30, 1997....................     9.87      7.14         114,413     0.35        6.02        0.81         70.36
SHORT-TERM BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................    10.70      3.90(b)      681,909     0.55(c)     5.09(c)     0.55(c)      31.45
Year ended June 30, 2001....................    10.57      8.77         670,111     0.54        5.79        0.55         46.42
Year ended June 30, 2000....................    10.29      4.81         726,539     0.53        5.77        0.64         25.93
Year ended June 30, 1999....................    10.40      4.67         804,883     0.53        5.61        0.81         37.22
Year ended June 30, 1998....................    10.51      6.59         592,669     0.53        6.01        0.82         56.99
Year ended June 30, 1997....................    10.47      6.75         563,979     0.51        6.06        0.81         66.61
INTERMEDIATE BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................    10.65      4.65(b)    1,060,810     0.58(c)     6.27(c)     0.58(c)      21.44
Year Ended June 30, 2001....................    10.50     10.76       1,129,645     0.58        6.05        0.58         22.58
Year Ended June 30, 2000....................    10.07      4.12       1,179,116     0.58        6.10        0.66          6.08
Six Months Ended June 30, 1999 (d)..........    10.28     (0.08)(b)   1,385,890     0.62(c)     6.27(c)     0.77(c)       9.24
Year Ended December 31, 1998................    10.61      7.62         567,609     0.66        6.02        0.66         50.32
Year Ended December 31, 1997................    10.48      8.37         482,679     0.61        6.26        0.61         31.66
Year Ended December 31, 1996................    10.29      5.78         395,105     0.67        6.29        0.67         31.62
BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................    10.74      5.19(b)    2,380,294     0.60(c)     6.84(c)     0.60(c)      15.57
Year Ended December 31, 2001................    10.59     11.85       2,093,516     0.60        6.40        0.60         20.58
Year Ended December 31, 2000................    10.08      3.94       1,687,041     0.62        6.44        0.67         16.19
Six Months Ended June 30, 1999 (e)..........    10.34     (0.87)(b)   1,330,527     0.64(c)     6.65(c)     0.75(c)      10.89
Year Ended December 31, 1998................    10.78      8.17       1,277,246     0.64        6.10        0.64         34.69
Year Ended December 31, 1997................    10.59      9.97       1,101,894     0.61        6.41        0.61         17.60
Year Ended December 31, 1996................    10.27      5.08         757,627     0.66        6.71        0.66         24.92

--------------------------------------------------------------------------------

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES
                                              ----------------------------------------
                                                            NET REALIZED                              DISTRIBUTIONS
                                  NET ASSET                AND UNREALIZED                ----------------------------------------
                                   VALUE,        NET           GAINS        TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
INCOME BOND FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............   $ 7.75       $0.26          $ 0.04         $ 0.30       $(0.26)      $   --         $(0.26)
  Year Ended December 31,
    2001........................     7.51        0.49            0.24           0.73        (0.49)          --          (0.49)
  Year Ended December 31,
    2000........................     7.68        0.48           (0.17)          0.31        (0.48)          --          (0.48)
  Six Months Ended June 30, 1999
    (d).........................     8.10        0.22           (0.35)         (0.13)       (0.23)       (0.06)         (0.29)
  Year Ended December 31,
    1998........................     8.01        0.47            0.14           0.61        (0.47)       (0.05)         (0.52)
  Year Ended December 31,
    1997........................     7.85        0.50            0.17           0.67        (0.49)       (0.02)         (0.51)
  Year Ended December 31,
    1996........................     8.18        0.46           (0.24)          0.22        (0.45)       (0.10)         (0.55)
MORTGAGE-BACKED SECURITIES FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............    10.47        0.44            0.13           0.57        (0.42)       (0.01)         (0.43)
  August 18, 2000 to June 30,
    2001 (e)....................    10.00        0.63            0.46           1.09        (0.62)          --          (0.62)
GOVERNMENT BOND FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............     9.93        0.30            0.12           0.42        (0.30)          --          (0.30)
  Year Ended June 30, 2001......     9.54        0.60            0.39           0.99        (0.60)          --          (0.60)
  Year Ended June 30, 2000......     9.73        0.59           (0.19)          0.40        (0.59)          --          (0.59)
  Year Ended June 30, 1999......    10.11        0.58           (0.38)          0.20        (0.58)          --          (0.58)
  Year Ended June 30, 1998......     9.69        0.60            0.42           1.02        (0.60)          --          (0.60)
  Year Ended June 30, 1997......     9.56        0.62            0.13           0.75        (0.62)          --          (0.62)
TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............    10.03        0.39            0.17           0.56        (0.39)          --          (0.39)
  Year Ended June 30, 2001......     9.64        0.58            0.38           0.96        (0.57)          --          (0.57)
  Year Ended June 30, 2000......     9.81        0.57           (0.15)          0.42        (0.57)       (0.02)         (0.59)
  Year Ended June 30, 1999......    10.09        0.57           (0.21)          0.36        (0.57)       (0.07)         (0.64)
  Year Ended June 30, 1998......     9.99        0.62            0.15           0.77        (0.62)       (0.05)         (0.67)
  January 20, 1997 to June 30,
    1997 (e)....................    10.00        0.28           (0.01)          0.27        (0.28)          --          (0.28)
HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............     8.20        0.39           (0.30)          0.09        (0.39)          --          (0.39)
  Year Ended June 30, 2001......     8.90        0.86           (0.70)          0.16        (0.86)          --          (0.86)
  Year Ended June 30, 2000......     9.87        0.89           (0.97)         (0.08)       (0.89)          --          (0.89)
  November 13, 1998 to June 30,
    1999 (e)....................    10.00        0.51           (0.13)          0.38        (0.51)          --          (0.51)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(e) Period from commencement of operations.

See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                     ------------------------------------------------------------
                                                                                  RATIO OF    RATIO OF    RATIO OF
                                                                        NET       EXPENSES      NET       EXPENSES
                                              NET ASSET               ASSETS,        TO      INVESTMENT      TO
                                               VALUE,                  END OF     AVERAGE    INCOME TO    AVERAGE
                                               END OF     TOTAL        PERIOD       NET       AVERAGE       NET       PORTFOLIO
                                               PERIOD     RETURN      (000'S)      ASSETS    NET ASSETS   ASSETS*    TURNOVER (A)
                                              ---------   ------     ----------   --------   ----------   --------   ------------
INCOME BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................   $ 7.79       3.80%(b) $1,291,688     0.64%(c)    6.44%(c)    0.66%(c)      8.04%
Year Ended December 31, 2001................     7.75      10.00      1,336,566     0.64        6.41        0.66         18.18
Year Ended December 31, 2000................     7.51       4.19      1,317,128     0.62        6.35        0.69         25.10
Six Months Ended June 30, 1999 (f)..........     7.68      (1.68)(b)  1,328,702     0.62(c)     5.92(c)     0.76(c)      20.55
Year Ended December 31, 1998................     8.10       7.82        385,672     0.65        5.79        0.65         41.69
Year Ended December 31, 1997................     8.01       8.86         94,544     0.62        6.08        0.62         38.70
Year Ended December 31, 1996................     7.85       3.14        187,112     0.57        6.02        0.66        103.93
MORTGAGE-BACKED SECURITIES FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................    10.61       5.53(b)     470,005     0.40(c)     8.38(c)     0.40(c)      13.63
August 18, 2000 to June 30, 2001 (g)........    10.47      11.12(b)     357,777     0.40(c)     7.13(c)     0.40(c)      12.71
GOVERNMENT BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................    10.05       4.26(b)     769,065     0.62(c)     5.88(c)     0.65(c)      11.76
Year Ended June 30, 2001....................     9.93      10.62        812,766     0.62        6.12        0.65         12.63
Year Ended June 30, 2000....................     9.54       4.33        866,755     0.62        6.21        0.65         25.30
Year Ended June 30, 1999....................     9.73       1.94        964,576     0.62        5.77        0.66         80.86
Year Ended June 30, 1998....................    10.11      10.81        851,517     0.62        6.05        0.67         91.49
Year Ended June 30, 1997....................     9.69       8.10        724,423     0.62        6.45        0.68         60.53
TREASURY & AGENCY FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................    10.20       4.10(b)      56,673     0.40(c)     4.69(c)     0.45(c)      22.32
Year Ended June 30, 2001....................    10.03      10.22         51,371     0.40        5.79        0.45         48.21
Year Ended June 30, 2000....................     9.64       4.42         65,437     0.38        5.89        0.53         30.02
Year Ended June 30, 1999....................     9.81       3.54         79,958     0.36        5.60        0.65         76.73
Year Ended June 30, 1998....................    10.09       7.91         95,073     0.35        6.16        0.65         41.60
January 20, 1997 to June 30, 1997 (g).......     9.99       2.78(b)     110,084     0.45(c)     6.44(c)     0.78(c)      54.44
HIGH YIELD BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)...............................     7.90       1.13(b)     376,940     0.90(c)     9.72(c)     0.90(c)      13.63
Year Ended June 30, 2001....................     8.20       1.89        349,396     0.89       10.18        0.89         29.98
Year Ended June 30, 2000....................     8.90      (0.75)       218,780     0.88        9.63        0.93         35.14
November 13, 1998 to June 30, 1999 (g)......     9.87       3.80(b)     137,433     0.89(c)     8.48(c)     1.18(c)      28.02

--------------------------------------------------------------------------------

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                 ----------------------------------------
                                                               NET REALIZED                             DISTRIBUTIONS
                                     NET ASSET                AND UNREALIZED                -------------------------------------
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............   $ 9.86       $0.21          $ 0.02         $ 0.23       $(0.22)     $   --       $(0.22)
  Year Ended June 30, 2001.........     9.73        0.59            0.14           0.73        (0.60)         --        (0.60)
  Year Ended June 30, 2000.........     9.77        0.55           (0.04)          0.51        (0.55)         --        (0.55)
  Year Ended June 30, 1999.........     9.87        0.52           (0.10)          0.42        (0.52)         --        (0.52)
  Year Ended June 30, 1998.........     9.87        0.56           (0.01)          0.55        (0.55)         --        (0.55)
  Year Ended June 30, 1997.........     9.78        0.58            0.09           0.67        (0.58)         --        (0.58)
SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.56        0.26            0.14           0.40        (0.27)         --        (0.27)
  Year Ended June 30, 2001.........    10.28        0.58            0.27           0.85        (0.57)         --        (0.57)
  Year Ended June 30, 2000.........    10.39        0.57           (0.11)          0.46        (0.57)         --        (0.57)
  Year Ended June 30, 1999.........    10.50        0.57           (0.11)          0.46        (0.57)         --        (0.57)
  Year Ended June 30, 1998.........    10.46        0.61            0.04           0.65        (0.61)         --        (0.61)
  Year Ended June 30, 1997.........    10.41        0.61            0.05           0.66        (0.61)         --        (0.61)
INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.50        0.27            0.14           0.41        (0.27)         --        (0.27)
  Year Ended June 30, 2001.........    10.07        0.60            0.43           1.03        (0.60)         --        (0.60)
  Year Ended June 30, 2000.........    10.28        0.59           (0.21)          0.38        (0.59)         --        (0.59)
  Six Months Ended June 30, 1999
    (d)............................    10.61        0.30           (0.33)         (0.03)       (0.30)         --        (0.30)
  Year Ended June 30, 1998.........    10.47        0.61            0.14           0.75        (0.61)         --        (0.61)
  Year Ended June 30, 1997.........    10.29        0.62            0.18           0.80        (0.62)         --        (0.62)
BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.59        0.36            0.17           0.53        (0.35)      (0.03)       (0.38)
  Year Ended June 30, 2001.........    10.08        0.63            0.51           1.14        (0.63)         --        (0.63)
  Year Ended June 30, 2000.........    10.34        0.62           (0.26)          0.36        (0.62)         --        (0.62)
  Six Months Ended June 30, 1999
    (e)............................    10.78        0.34           (0.44)         (0.10)       (0.34)         --        (0.34)
  Year Ended June 30, 1998.........    10.59        0.61            0.21           0.82        (0.63)         --        (0.63)
  Year Ended June 30, 1997.........    10.27        0.63            0.32           0.95        (0.63)         --        (0.63)
  Year Ended June 30, 1996.........    10.45        0.67           (0.18)          0.49        (0.67)         --        (0.67)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                       RATIOS/SUPPLEMENTARY DATA
                                                                                    --------------------------------

                                          NET ASSET                                                     RATIO OF
                                           VALUE,                TOTAL               NET ASSETS,       EXPENSES TO
                                           END OF               RETURN                  END OF           AVERAGE
                                           PERIOD       (EXCLUDES SALES CHARGE)     PERIOD(000'S)      NET ASSETS
                                          ---------     -----------------------     --------------     -----------
ULTRA SHORT-TERM BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................    $9.87                 2.31%(b)             $ 97,105           0.65%(c)
Year Ended June 30, 2001................     9.86                 7.67                   53,882           0.65
Year Ended June 30, 2000................     9.73                 5.40                   23,352           0.65
Year Ended June 30, 1999................     9.77                 4.40                   24,300           0.57
Year Ended June 30, 1998................     9.87                 5.75                   24,747           0.54
Year Ended June 30, 1997................     9.87                 7.00                   29,643           0.61
SHORT-TERM BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................    10.69                 3.77(b)                29,693           0.80(c)
Year Ended June 30, 2001................    10.56                 8.49                   24,077           0.79
Year Ended June 30, 2000................    10.28                 4.55                   21,834           0.78
Year Ended June 30, 1999................    10.39                 4.41                   21,450           0.78
Year Ended June 30, 1998................    10.50                 6.32                   15,582           0.78
Year Ended June 30, 1997................    10.46                 6.47                   20,055           0.76
INTERMEDIATE BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................    10.64                 4.42(b)               227,689           0.83(c)
Year Ended June 30, 2001................    10.50                10.49                  191,660           0.83
Year Ended June 30, 2000................    10.07                 3.86                  157,577           0.83
Six Months Ended June 30, 1999 (d)......    10.28                (0.27)(b)              124,940           0.84(c)
Year Ended June 30, 1998................    10.61                 7.37                   88,072           0.91
Year Ended June 30, 1997................    10.47                 8.04                   42,343           0.86
BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................    10.74                 5.04(b)               192,977           0.85(c)
Year Ended June 30, 2001................    10.59                11.58                  170,715           0.85
Year Ended June 30, 2000................    10.08                 3.68                  143,421           0.85
Six Months Ended June 30, 1999 (e)......    10.34                (0.98)(b)              180,058           0.86(c)
Year Ended June 30, 1998................    10.78                 7.92                  226,261           0.89
Year Ended June 30, 1997................    10.59                 9.65                  125,515           0.86
Year Ended June 30, 1996................    10.27                 4.98                   46,977           0.78

                                                     RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                          NET INVESTMENT      RATIO OF
                                            INCOME TO        EXPENSES TO
                                             AVERAGE           AVERAGE        PORTFOLIO
                                            NET ASSETS       NET ASSETS*     TURNOVER (A)
                                          --------------     -----------     ------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................       4.25%(c)         0.70%(c)        18.61%
Year Ended June 30, 2001................       5.89             0.72            37.62
Year Ended June 30, 2000................       0.72             0.88            32.68
Year Ended June 30, 1999................       5.37             1.14            38.70
Year Ended June 30, 1998................       5.66             1.15            41.15
Year Ended June 30, 1997................       5.78             1.17            70.36
SHORT-TERM BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................       4.83(c)          0.80(c)         31.45
Year Ended June 30, 2001................       5.54             0.80            46.42
Year Ended June 30, 2000................       5.52             0.92            25.93
Year Ended June 30, 1999................       5.30             1.16            37.22
Year Ended June 30, 1998................       5.77             1.17            56.99
Year Ended June 30, 1997................       5.81             1.16            66.61
INTERMEDIATE BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................       6.05(c)          0.83(c)         21.44
Year Ended June 30, 2001................       5.80             0.83            22.58
Year Ended June 30, 2000................       5.87             0.94             6.08
Six Months Ended June 30, 1999 (d)......       5.87(c)          1.02(c)          9.24
Year Ended June 30, 1998................       5.77             0.91            50.32
Year Ended June 30, 1997................       6.01             0.86            31.66
BOND FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)...........................       6.64(c)          0.85(c)         15.57
Year Ended June 30, 2001................       6.15             0.85            20.58
Year Ended June 30, 2000................       6.15             0.96            16.19
Six Months Ended June 30, 1999 (e)......       6.39(c)          0.97(c)         10.89
Year Ended June 30, 1998................       5.85             0.89            34.69
Year Ended June 30, 1997................       6.16             0.86            17.60
Year Ended June 30, 1996................       6.59             0.78            24.92

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                 ----------------------------------------
                                                               NET REALIZED                             DISTRIBUTIONS
                                     NET ASSET                AND UNREALIZED                -------------------------------------
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
INCOME BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............   $ 7.75       $0.24          $ 0.04         $ 0.28       $(0.24)     $   --       $(0.24)
  Year Ended June 30, 2001.........     7.50        0.46            0.26           0.72        (0.47)         --        (0.47)
  Year Ended June 30, 2000.........     7.68        0.46           (0.18)          0.28        (0.46)         --        (0.46)
  Six Months Ended June 30, 1999
    (d)............................     8.09        0.21           (0.34)         (0.13)       (0.22)      (0.06)       (0.28)
  Year Ended December 31, 1998.....     8.00        0.44            0.14           0.58        (0.44)      (0.05)       (0.49)
  Year Ended December 31, 1997.....     7.84        0.48            0.17           0.65        (0.47)      (0.02)       (0.49)
  Year Ended December 31, 1996.....     8.18        0.41           (0.25)          0.16        (0.40)      (0.10)       (0.50)
MORTGAGE-BACKED SECURITIES FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited) (e)...........    10.47        0.39            0.17           0.56        (0.29)      (0.01)       (0.30)
  August 18, 2000 to June 30, 2001
    (f)............................    10.00        0.59            0.47           1.06        (0.59)         --        (0.59)
GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............     9.93        0.29            0.13           0.42        (0.29)         --        (0.29)
  Year Ended June 30, 2001.........     9.55        0.58            0.38           0.96        (0.58)         --        (0.58)
  Year Ended June 30, 2000.........     9.73        0.57           (0.18)          0.39        (0.57)         --        (0.57)
  Year Ended June 30, 1999.........    10.11        0.56           (0.38)          0.18        (0.56)         --        (0.56)
  Year Ended June 30, 1998.........     9.69        0.58            0.42           1.00        (0.58)         --        (0.58)
  Year Ended June 30, 1997.........     9.56        0.60            0.13           0.73        (0.60)         --        (0.60)
TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.04        0.38            0.17           0.55        (0.38)         --        (0.38)
  Year Ended June 30, 2001.........     9.65        0.55            0.39           0.94        (0.55)         --        (0.55)
  Year Ended June 30, 2000.........     9.81        0.55           (0.14)          0.41        (0.55)      (0.02)       (0.57)
  Year Ended June 30, 1999.........    10.09        0.54           (0.21)          0.33        (0.54)      (0.07)       (0.61)
  Year Ended June 30, 1998.........     9.98        0.63            0.16           0.79        (0.63)      (0.05)       (0.68)
  January 20, 1997 to June 30, 1997
    (f)............................    10.00        0.29           (0.02)          0.27        (0.29)         --        (0.29)
HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)...............     8.19        0.37           (0.29)          0.08        (0.38)         --        (0.38)
  Year Ended June 30, 2001.........     8.89        0.84           (0.70)          0.14        (0.84)         --        (0.84)
  Year Ended June 30, 2000.........     9.86        0.87           (0.97)         (0.10)       (0.87)         --        (0.87)
  November 13, 1998 to June 30,
    1999 (f).......................    10.00        0.49           (0.14)          0.35        (0.49)         --        (0.49)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(e) Net investment gain is based on average shares outstanding during the period.

(f) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                          -----------------------------------------------------------------------
                                                                                         RATIO OF
                              NET ASSET                   NET ASSETS,    RATIO OF     NET INVESTMENT    RATIO OF
                               VALUE,     TOTAL RETURN      END OF      EXPENSES TO     INCOME TO      EXPENSES TO
                               END OF       (EXCLUDES       PERIOD        AVERAGE        AVERAGE         AVERAGE      PORTFOLIO
                               PERIOD     SALES CHARGE)     (000'S)     NET ASSETS      NET ASSETS     NET ASSETS*   TURNOVER (A)
                              ---------   -------------   -----------   -----------   --------------   -----------   ------------
INCOME BOND FUND (CLASS A)
Six Months Ended December
  31, 2001 (Unaudited)......   $ 7.79          3.65%(b)    $ 63,774        0.89%(c)        6.20%(c)       0.91%(c)        8.04
Year Ended June 30, 2001....     7.75          9.87          59,303        0.89            6.17           0.91           18.18
Year Ended June 30, 2000....     7.50          3.80          28,677        0.88            6.11           0.98           25.10
Six Months Ended June 30,
  1999 (f)..................     7.68         (1.62)(b)      31,603        0.87(c)         5.37(c)        1.16(c)        20.55
Year Ended December 31,
  1998......................     8.09          7.44          15,785        0.90            5.57           0.90           41.69
Year Ended December 31,
  1997......................     8.00          8.58           7,832        0.87            5.83           0.87           38.70
Year Ended December 31,
  1996......................     7.84          2.75           8,798        0.84            5.75           0.90          103.93
MORTGAGE-BACKED SECURITIES FUND (CLASS
  A)
Six Months Ended December
  31, 2001 (Unaudited)......    10.73          5.44(b)            6        0.65(c)         7.19(c)        0.65(c)        13.63
August 18, 2000 to June 30,
  2001 (g)..................    10.47         10.87(b)            9        0.62(c)         7.33(c)        0.62(c)        12.71
GOVERNMENT BOND FUND (CLASS A)
Six Months Ended December
  31, 2001 (Unaudited)......    10.06          4.21(b)       69,461        0.87(c)         5.65(c)        0.90(c)        11.76
Year Ended June 30, 2001....     9.93         10.23          52,782        0.87            5.87           0.90           12.63
Year Ended June 30, 2000....     9.55          4.17          43,935        0.87            5.93           0.93           25.30
Year Ended June 30, 1999....     9.73          1.69          42,819        0.87            5.52           1.00           80.86
Year Ended June 30, 1998....    10.11         10.54          31,548        0.87            5.80           1.02           91.49
Year Ended June 30, 1997....     9.69          7.83          34,727        0.87            6.20           1.03           60.53
TREASURY & AGENCY FUND (CLASS A)
Six Months Ended December
  31, 2001 (Unaudited)......    10.21          3.94(b)      112,378        0.65(c)         4.39(c)        0.70(c)        22.32
Year Ended June 30, 2001....    10.04          9.93          66,320        0.65            5.49           0.70           48.21
Year Ended June 30, 2000....     9.65          4.27          39,655        0.63            5.62           0.82           30.02
Year Ended June 30, 1999....     9.81          3.30          72,941        0.60            5.30           1.00           76.73
Year Ended June 30, 1998....    10.09          8.10          35,213        0.58            5.87           0.98           41.60
January 20, 1997 to June 30,
  1997 (g)..................     9.98          2.78(b)           94        0.71(c)         6.47(c)        1.15(c)        54.44
HIGH YIELD BOND FUND (CLASS A)
Six Months Ended December
  31, 2001 (Unaudited)......     7.89          1.01(b)       27,421        1.15(c)         9.44(c)        1.15(c)        13.63
Year Ended June 30, 2001....     8.19          1.63          16,587        1.14            9.95           1.14           29.98
Year Ended June 30, 2000....     8.89         (1.00)          9,860        1.13            9.28           1.22           35.14
November 13, 1998 to June
  30, 1999 (g)..............     9.86          3.53(b)       11,405        1.13(c)         8.46(c)        1.43(c)        28.02

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                 ----------------------------------------
                                                               NET REALIZED                             DISTRIBUTIONS
                                     NET ASSET                AND UNREALIZED                -------------------------------------
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............   $ 9.80       $ 0.18         $ 0.02         $ 0.20       $(0.19)     $   --       $(0.19)
  Year Ended June 30, 2001.........     9.68         0.54           0.13           0.67        (0.55)         --        (0.55)
  Year Ended June 30, 2000.........     9.72         0.51          (0.04)          0.47        (0.51)         --        (0.51)
  Year Ended June 30, 1999.........     9.81         0.48          (0.10)          0.38        (0.47)         --        (0.47)
  Year Ended June 30, 1998.........     9.81         0.52          (0.01)          0.51        (0.51)         --        (0.51)
  Year Ended June 30, 1997.........     9.76         0.54           0.05           0.59        (0.54)         --        (0.54)
SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.63         0.23           0.15           0.38        (0.24)         --        (0.24)
  Year Ended June 30, 2001.........    10.35         0.52           0.28           0.80        (0.52)         --        (0.52)
  Year Ended June 30, 2000.........    10.46         0.52          (0.11)          0.41        (0.52)         --        (0.52)
  Year Ended June 30, 1999.........    10.57         0.53          (0.11)          0.42        (0.53)         --        (0.53)
  Year Ended June 30, 1998.........    10.53         0.58           0.04           0.62        (0.58)         --        (0.58)
  Year Ended June 30, 1997.........    10.49         0.55           0.04           0.59        (0.55)         --        (0.55)
INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.40         0.23           0.14           0.37        (0.24)         --        (0.24)
  Year Ended June 30, 2001.........     9.97         0.53           0.44           0.97        (0.54)         --        (0.54)
  Year Ended June 30, 2000.........    10.18         0.53          (0.21)          0.32        (0.53)         --        (0.53)
  Six Months Ended June 30, 1999
    (d)............................    10.50         0.27          (0.32)         (0.05)       (0.27)         --        (0.27)
  Year Ended December 31, 1998.....    10.38         0.47           0.18           0.65        (0.53)         --        (0.53)
  Year Ended December 31, 1997.....    10.20         0.55           0.17           0.72        (0.54)         --        (0.54)
  September 23, 1996 to December
    31,
    1996 (e).......................    10.00         0.15           0.20           0.35        (0.15)         --        (0.15)
BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.59         0.32           0.18           0.50        (0.32)      (0.03)       (0.35)
  Year Ended June 30, 2001.........    10.08         0.57           0.51           1.08        (0.57)         --        (0.57)
  Year Ended June 30, 2000.........    10.34         0.56          (0.26)          0.30        (0.56)         --        (0.56)
  Six Months Ended June 30, 1999
    (f)............................    10.78         0.30          (0.44)         (0.14)       (0.30)         --        (0.30)
  Year Ended December 31, 1998.....    10.59         0.47           0.27           0.74        (0.55)         --        (0.55)
  Year Ended December 31, 1997.....    10.27         0.56           0.32           0.88        (0.56)         --        (0.56)
  August 26, 1996 to December 31,
    1996 (e).......................    10.00         0.21           0.27           0.48        (0.21)         --        (0.21)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                          -----------------------------------------------------------------------
                                                                                         RATIO OF
                              NET ASSET                   NET ASSETS,    RATIO OF     NET INVESTMENT    RATIO OF
                               VALUE,     TOTAL RETURN      END OF      EXPENSES TO     INCOME TO      EXPENSES TO
                               END OF       (EXCLUDES       PERIOD        AVERAGE        AVERAGE         AVERAGE      PORTFOLIO
                               PERIOD     SALES CHARGE)     (000'S)     NET ASSETS      NET ASSETS     NET ASSETS*   TURNOVER (A)
                              ---------   -------------   -----------   -----------   --------------   -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......   $ 9.81          2.09(b)      $26,356        1.15(c)         3.71(c)        1.20(c)        18.61
Year Ended June 30, 2001....     9.80          7.06          11,811        1.15            5.46           1.22           37.62
Year Ended June 30, 2000....     9.68          4.91           7,206        1.15            5.24           1.43           32.68
Year Ended June 30, 1999....     9.72          3.99           6,124        1.03            4.93           1.76           38.70
Year Ended June 30, 1998....     9.81          5.32           4,531        0.99            5.23           1.75           41.15
Year Ended June 30, 1997....     9.81          6.22           2,818        1.07            5.18           1.81           70.36
SHORT-TERM BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......    10.77          3.61(b)        9,008        1.30(c)         4.31(c)        1.30(c)        31.45
Year Ended June 30, 2001....    10.63          7.90           4,982        1.29            5.02           1.30           46.42
Year Ended June 30, 2000....    10.35          4.00           4,636        1.28            4.98           1.48           25.93
Year Ended June 30, 1999....    10.46          4.02           5,047        1.14            4.96           1.65           37.22
Year Ended June 30, 1998....    10.57          5.98           4,851        1.11            5.44           1.64           56.99
Year Ended June 30, 1997....    10.53          5.74           4,920        1.20            5.21           1.81           66.61
INTERMEDIATE BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......    10.53          4.04(b)       68,730        1.48(c)         5.42(c)        1.48(c)        21.44
Year Ended June 30, 2001....    10.40          9.88          45,257        1.48            5.17           1.48           22.58
Year Ended June 30, 2000....     9.97          3.23          37,460        1.48            5.26           1.60            6.08
Six Months Ended June 30,
  1999 (d)..................    10.18         (0.46)(b)      37,681        1.50(c)         5.15(c)        1.91(c)         9.24
Year Ended December 31,
  1998......................    10.50          6.44             857        1.66            5.02           1.66           50.32
Year Ended December 31,
  1997......................    10.38          7.32             385        1.61            5.26           1.61           31.66
September 23, 1996 to
  December 31, 1996 (e).....    10.20          3.50(b)          122        1.60(c)         1.52(c)        1.60(c)        31.62
BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......    10.74          4.74(b)       53,539        1.50(c)         6.01(c)        1.50(c)        15.57
Year Ended June 30, 2001....    10.59         10.89          36,310        1.50            5.53           1.50           20.58
Year Ended June 30, 2000....    10.08          3.01          18,808        1.50            5.52           1.60           16.19
Six Months Ended June 30,
  1999 (f)..................    10.34         (1.35)(b)      13,812        1.57(c)         5.69(c)        1.70(c)        10.89
Year Ended December 31,
  1998......................    10.78          7.16           9,074        1.64            5.10           1.64           34.69
Year Ended December 31,
  1997......................    10.59          8.91           3,394        1.61            5.41           1.61           17.60
August 26, 1996 to December
  31, 1996 (e)..............    10.27          4.81(b)          280        1.59(c)         3.01(c)        1.59(c)        24.92

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                 ----------------------------------------
                                                               NET REALIZED                             DISTRIBUTIONS
                                     NET ASSET                AND UNREALIZED                -------------------------------------
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
INCOME BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............   $ 7.78       $0.22          $ 0.04         $ 0.26       $(0.22)     $   --       $(0.22)
  Year Ended June 30, 2001.........     7.53        0.42            0.25           0.67        (0.42)         --        (0.42)
  Year Ended June 30, 2000.........     7.71        0.41           (0.18)          0.23        (0.41)         --        (0.41)
  Six Months Ended June 30, 1999
    (d)............................     8.13        0.18           (0.34)         (0.16)       (0.20)      (0.06)       (0.26)
  Year Ended December 31, 1998.....     8.00        0.39            0.14           0.53        (0.35)      (0.05)       (0.40)
  Year Ended December 31, 1997.....     7.85        0.42            0.17           0.59        (0.42)      (0.02)       (0.44)
  Year Ended December 31, 1996.....     8.18        0.45           (0.23)          0.22        (0.45)      (0.10)       (0.55)
GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............     9.93        0.25            0.14           0.39        (0.26)         --        (0.26)
  Year Ended June 30, 2001.........     9.55        0.51            0.38           0.89        (0.51)         --        (0.51)
  Year Ended June 30, 2000.........     9.74        0.51           (0.19)          0.32        (0.51)         --        (0.51)
  Year Ended June 30, 1999.........    10.11        0.49           (0.37)          0.12        (0.49)         --        (0.49)
  Year Ended June 30, 1998.........     9.69        0.52            0.42           0.94        (0.52)         --        (0.52)
  Year Ended June 30, 1997.........     9.56        0.54            0.13           0.67        (0.54)         --        (0.54)
TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.03        0.35            0.17           0.52        (0.35)         --        (0.35)
  Year Ended June 30, 2001.........     9.64        0.50            0.39           0.89        (0.50)         --        (0.50)
  Year Ended June 30, 2000.........     9.81        0.50           (0.15)          0.35        (0.50)      (0.02)       (0.52)
  Year Ended June 30, 1999.........    10.08        0.49           (0.20)          0.29        (0.49)      (0.07)       (0.56)
  Year Ended June 30, 1998.........     9.99        0.58            0.14           0.72        (0.58)      (0.05)       (0.63)
  January 20, 1997 to June 30, 1997
    (e)............................    10.00        0.26           (0.01)          0.25        (0.26)         --        (0.26)
HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)...............     8.21        0.35           (0.30)          0.05        (0.35)         --        (0.35)
  Year Ended June 30, 2001.........     8.91        0.79           (0.70)          0.09        (0.79)         --        (0.79)
  Year Ended June 30, 2000.........     9.88        0.81           (0.97)         (0.16)       (0.81)         --        (0.81)
  November 13, 1998 to June 30,
    1999 (e).......................    10.00        0.45           (0.12)          0.33        (0.45)         --        (0.45)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.

 (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganization as a fund of One Group Mutual Funds, the One Group Income Fund merged into the Pegasus Multi Sector Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

 (e) Period from commencement of operations.

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                          -----------------------------------------------------------------------
                                                                                         RATIO OF
                              NET ASSET                   NET ASSETS,    RATIO OF     NET INVESTMENT    RATIO OF
                               VALUE,     TOTAL RETURN      END OF      EXPENSES TO     INCOME TO      EXPENSES TO
                               END OF       (EXCLUDES       PERIOD        AVERAGE        AVERAGE         AVERAGE      PORTFOLIO
                               PERIOD     SALES CHARGE)     (000'S)     NET ASSETS      NET ASSETS     NET ASSETS*   TURNOVER (A)
                              ---------   -------------   -----------   -----------   --------------   -----------   ------------
INCOME BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......   $ 7.82          3.31%(b)     $14,783        1.54%(c)        5.56%(c)       1.56%(c)        8.04%
Year Ended June 30, 2001....     7.78          9.12          13,597        1.54            5.51           1.56           18.18
Year Ended June 30, 2000....     7.53          3.11          13,036        1.52            5.42           1.63           25.10
Six Months Ended June 30,
  1999 (g)..................     7.71         (2.07)(b)      16,309        1.52(c)         5.05(c)        2.01(c)        20.55
Year Ended December 31,
  1998......................     8.13          6.74             638        1.65            4.80           1.65           41.69
Year Ended December 31,
  1997......................     8.00          7.75             533        1.62            5.08           1.62           38.70
Year Ended December 31,
  1996......................     7.85          2.09             502        1.58            5.01           1.67          103.93
GOVERNMENT BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......   $10.06          3.89(b)       75,866        1.52(c)         5.00(c)        1.55(c)        11.76
Year Ended June 30, 2001....     9.93          9.53          55,569        1.52            5.21           1.55           12.63
Year Ended June 30, 2000....     9.55          3.39          43,077        1.52            5.30           1.57           25.30
Year Ended June 30, 1999....     9.74          1.14          53,384        1.52            4.86           1.65           80.86
Year Ended June 30, 1998....    10.11          9.86          20,922        1.52            5.14           1.67           91.49
Year Ended June 30, 1997....     9.69          7.14          11,729        1.52            5.55           1.68           60.53
TREASURY & AGENCY FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......    10.20          3.69(b)       66,103        1.15(c)         3.93(c)        1.20(c)        22.32
Year Ended June 30, 2001....    10.03          9.39          59,626        1.15            5.02           1.20           48.21
Year Ended June 30, 2000....     9.64          3.65          54,322        1.13            5.14           1.38           30.02
Year Ended June 30, 1999....     9.81          2.89          69,825        1.10            4.79           1.64           76.73
Year Ended June 30, 1998....    10.08          7.33          12,483        1.08            5.39           1.63           41.60
January 20, 1997 to June 30,
  1997 (e)..................     9.99          2.58(b)           80        1.23(c)         6.30(c)        1.81(c)        54.44
HIGH YIELD BOND FUND (CLASS B)
Six Months Ended December
  31, 2001 (Unaudited)......     7.91          0.67(b)        9,847        1.80(c)         8.81(c)        1.80(c)        13.63
Year Ended June 30, 2001....     8.21          1.01           8,579        1.79            9.27           1.79           29.98
Year Ended June 30, 2000....     8.91         (1.64)          6,565        1.77            8.66           1.85           35.14
November 13, 1998 to June
  30, 1999 (e)..............     9.88          3.30(b)        3,748        1.77(c)         7.69(c)        2.06(c)        28.02

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                 ----------------------------------------
                                                               NET REALIZED                             DISTRIBUTIONS
                                     NET ASSET                AND UNREALIZED                -------------------------------------
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  November 1, 2001 to December 31,
    2001 (b) (Unaudited)...........   $ 9.88       $0.06          $(0.07)        $(0.01)      $(0.06)     $   --       $(0.06)
SHORT-TERM BOND FUND (CLASS C)
  November 1, 2001 to December 31,
    2001 (b) (Unaudited)...........    10.89        0.08           (0.13)         (0.05)       (0.08)         --        (0.08)
INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.40        0.29            0.13           0.42        (0.29)         --        (0.29)
  Year Ended June 30, 2001.........     9.98        0.54            0.42           0.96        (0.54)         --        (0.54)
  Year Ended June 30, 2000.........    10.18        0.53           (0.20)          0.33        (0.53)         --        (0.53)
  March 22, 1999 to June 30, 1999
    (b)............................    10.38        0.15           (0.20)         (0.05)       (0.15)         --        (0.15)
BOND FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)...............    10.64        0.32            0.18           0.50        (0.32)      (0.03)       (0.35)
  Year Ended June 30, 2001.........    10.14        0.57            0.50           1.07        (0.57)         --        (0.57)
  Year Ended June 30, 2000.........    10.38        0.56           (0.24)          0.32        (0.56)         --        (0.56)
  March 22, 1999 to June 30, 1999
    (b)............................    10.59        0.17           (0.21)         (0.04)       (0.17)         --        (0.17)
INCOME BOND FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)...............     7.78        0.22            0.04           0.26        (0.22)         --        (0.22)
  Year Ended June 30, 2001.........     7.54        0.43            0.24           0.67        (0.43)         --        (0.43)
  May 30, 2000 to June 30, 2000
    (b)............................     7.40        0.04            0.14           0.18        (0.04)         --        (0.04)
GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)...............     9.93        0.26            0.12           0.38        (0.26)         --        (0.26)
  Year Ended June 30, 2001.........     9.55        0.52            0.38           0.90        (0.52)         --        (0.52)
  Year Ended June 30, 2000.........     9.74        0.51           (0.19)          0.32        (0.51)         --        (0.51)
  March 22, 1999 to June 30, 1999
    (b)............................    10.03        0.14           (0.29)         (0.15)       (0.14)         --        (0.14)
HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)...............     8.21        0.35           (0.30)          0.05        (0.35)         --        (0.35)
  Year Ended June 30, 2001.........     8.90        0.79           (0.69)          0.10        (0.79)         --        (0.79)
  Year Ended June 30, 2000.........     9.97        0.81           (0.97)         (0.16)       (0.81)         --        (0.81)
  March 22, 1999 to June 30, 1999
    (b)............................    10.14        0.22           (0.27)         (0.05)       (0.22)         --        (0.22)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                          -----------------------------------------------------------------------
                                                              NET                        RATIO OF
                              NET ASSET                     ASSETS,      RATIO OF     NET INVESTMENT    RATIO OF
                               VALUE,     TOTAL RETURN      END OF      EXPENSES TO     INCOME TO      EXPENSES TO
                               END OF       (EXCLUDES       PERIOD        AVERAGE        AVERAGE         AVERAGE      PORTFOLIO
                               PERIOD     SALES CHARGE)     (000'S)     NET ASSETS      NET ASSETS     NET ASSETS*   TURNOVER (A)
                              ---------   -------------   -----------   -----------   --------------   -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
November 1, 2001 to December
  31, 2001 (b)
  (Unaudited)...............   $ 9.81         (1.34)%(c)    $55,837        1.15%(d)        3.71%(d)       1.20%(d)      18.61%
SHORT-TERM BOND FUND (CLASS C)
November 1, 2001 to December
  31, 2001 (b)
  (Unaudited)...............    10.76         (3.14)(c)       5,373        1.30(d)         4.31(d)        1.30(d)       31.45
INTERMEDIATE BOND FUND (CLASS C)
Six Months Ended December
  31, 2001 (Unaudited)......    10.53          4.04(c)       69,201        1.48(d)         5.42(d)        1.48(d)       21.44
Year Ended June 30, 2001....    10.40          9.78          44,810        1.48            5.17           1.48          22.58
Year Ended June 30, 2000....     9.98          3.33          33,087        1.49            5.30           1.59           6.08
March 22, 1999 to June 30,
  1999 (b)..................    10.18         (0.51)(c)      16,650        1.50(d)         5.18(d)        2.13(d)        9.24
BOND FUND (CLASS C)
Six Months Ended December
  31, 2001 (Unaudited)......    10.79          4.72(c)       27,498        1.50(d)         6.09(d)        1.50(d)       15.57
Year Ended June 30, 2001....    10.64          0.77          12,615        1.50            5.61           1.50          20.58
Year Ended June 30, 2000....    10.14          3.19           2,118        1.50            5.56           1.59          16.19
March 22, 1999 to June 30,
  1999 (b)..................    10.38         (0.35)(c)         455        1.47(d)         5.66(d)        1.69(d)       10.89
INCOME BOND FUND (CLASS C)
Six Months Ended December
  31, 2001 (Unaudited)......     7.82          3.32(c)        1,305        1.54(d)         5.58(d)        1.56(d)        8.04
Year Ended June 30, 2001....     7.78          9.03             864        1.54            5.53           1.56          18.18
May 30, 2000 to June 30,
  2000 (b)..................     7.54          2.37(c)          128        1.51(d)         5.90(d)        1.58(d)       25.10
GOVERNMENT BOND FUND (CLASS C)
Six Months Ended December
  31, 2001 (Unaudited)......    10.05          3.79(c)       22,692        1.52(d)         5.03(d)        1.55(d)       11.76
Year Ended June 30, 2001....     9.93          9.55           9,820        1.52            5.20           1.55          12.63
Year Ended June 30, 2000....     9.55          3.39           3,130        1.52            5.36           1.57          25.30
March 22, 1999 to June 30,
  1999 (b)..................     9.74         (1.54)(c)       1,102        1.52(d)         5.06(d)        1.65(d)       80.86
HIGH YIELD BOND FUND (CLASS C)
Six Months Ended December
  31, 2001 (Unaudited)......     7.91          0.68(c)        9,604        1.80(d)         8.79(d)        1.80(d)       13.63
Year Ended June 30, 2001....     8.21          1.11           5,211        1.79            9.27           1.79          29.98
Year Ended June 30, 2000....     8.90         (1.66)          2,121        1.78            8.82           1.84          35.14
March 22, 1999 to June 30,
  1999 (b)..................     9.87         (0.56)(c)           9        1.76(d)         7.84(d)        2.08(d)       28.02

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Bond Fund, Income Bond Fund, Mortgage-Backed Securities Fund, Government Bond Fund, Treasury & Agency Fund, and High Yield Bond Fund (individually a "Fund," collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures agreed by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of

                                      116
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The funds along with other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, letters of credit or any combination of cash, such securities or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor serves as sub-custodian for the security lending program. The security lending fee is computed on basis points of the amount loaned. As of December 31, 2001, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                   MARKET        MARKET
                                                                   VALUE         VALUE
                                                                     OF        OF LOANED
   FUND                                                          COLLATERAL    SECURITIES
   ----                                                          ----------    ----------
   Short-Term Bond.............................................   $173,157      $168,613
   Intermediate Bond...........................................    219,649       211,121
   Bond........................................................    596,233       580,740
   Income Bond.................................................    174,904       171,745
   Government Bond.............................................    195,321       189,212
   Treasury & Agency...........................................     61,634        59,402
   High Yield Bond.............................................     97,447        95,581

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 2001. Cash was reinvested in master notes, put bonds, repurchase agreements, and mutual funds.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

                                      117
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth

                                      118
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as sub-advisor to the One Group High Yield Bond Fund. The Sub-Advisor also serves as sub-advisor to that portion of the One Group Income Bond Fund designated by the Advisor for investment in securities which are rated below investment grade or unrated securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in this type of security. For its services, the Sub-Advisor is paid a fee by the Advisor under sub-investment advisory agreements between the Advisor and Sub-Advisor. The Sub-Advisor was formed as a limited liability company under an agreement between Pacholder Associates, Inc. ("Pacholder") and the Advisor. Under the limited liability company agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund, and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund, and the High Yield Bond Fund. For the six months ended December 31, 2001, the Distributor received $937,930 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $923,124 to affiliated broker-dealers of the Funds.

   The Advisor and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    FUND                                                         CLASS I    CLASS A    CLASS B    CLASS C
    ----                                                         -------    -------    -------    -------
    Ultra Short-Term Bond......................................   0.45%      0.70%      1.20%      1.20%
    Short-Term Bond............................................   0.55       0.80       1.30       1.30
    Intermediate Bond..........................................   0.58       0.83       1.48       1.48
    Bond.......................................................   0.60       0.85       1.50       1.50
    Income Bond................................................   0.67       0.92       1.57       1.57
    Mortgage-Backed Securities.................................   0.40       0.65         --         --
    Government Bond............................................   0.65       0.90       1.55       1.55
    Treasury & Agency..........................................   0.45       0.70       1.20         --
    High Yield Bond............................................   0.90       1.15       1.80       1.80

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

                                      119
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 2001, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Ultra Short-Term Bond.......................................  $254,029     $ 81,547
    Short-Term Bond.............................................   256,017      233,934
    Intermediate Bond...........................................   321,725      311,199
    Bond........................................................   729,174      390,712
    Income Bond.................................................   111,777      179,781
    Mortgage-Backed Securities..................................   133,915       52,989
    Government Bond.............................................   107,959      135,269
    Treasury & Agency...........................................    92,599       44,854
    High Yield Bond.............................................    95,677       52,268

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of December 31, 2001, Intermediate Bond had $6,400,000 outstanding and Short-Term Bond had $11,300,000 outstanding under the agreement.

7. CONVERSION OF A CLOSED END MUTUAL FUND:

   The net assets of a closed end mutual fund managed by the Advisor was exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued, and unrealized appreciation acquired as of conversion date (amounts in thousands, except per share amounts):

                                                                                  NET ASSET
                                                                                    VALUE
                                                          SHARES    NET ASSETS    PER SHARE     UNREALIZED
                                                          ISSUED    CONVERTED      ISSUED      APPRECIATION
                                                          ------    ----------    ---------    ------------
    JANUARY 21, 2001
    Income Bond.........................................  4,049      $31,586        $7.80          $732

8. ACQUISITION OF COMMON TRUST FUND:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free acquisition for shares of the corresponding One Group Mutual Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net

                                      120
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   assets converted, net asset value per share issued, and unrealized appreciation acquired as of acquisition date (amounts in thousands, except per share amounts):

                                                                                  NET ASSET
                                                                                    VALUE
                                                          SHARES    NET ASSETS    PER SHARE     UNREALIZED
                                                          ISSUED    CONVERTED      ISSUED      APPRECIATION
                                                          ------    ----------    ---------    ------------
    AUGUST 18, 2000
    Mortgage-Backed Securities..........................  26,244     $262,435      $10.00           $--

9. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on September 14, 2001. At the meeting, shareholders voted and approved the following proposals:

   Amend the fundamental policy concerning diversification.

    FUND                                                   FOR        AGAINST    ABSTAIN       TOTAL
    ----                                               -----------    -------    -------    -----------
    Ultra Short-Term Bond............................   28,154,171     11,413     12,830     28,178,414
    Short-Term Bond..................................   63,051,247     33,824     21,575     63,106,646
    Intermediate Bond................................  108,416,837    148,387     89,484    108,654,708
    Bond.............................................  197,962,142    225,236    230,513    198,417,891
    Income Bond......................................  171,914,436    125,461     41,477    172,081,374
    Mortgage-Backed Securities.......................   31,758,242         --         --     31,758,242
    Government Bond..................................   84,917,251     76,949     88,153     85,082,353
    Treasury & Agency................................    9,090,022     47,646    340,185      9,477,853
    High Yield Bond..................................   42,908,766     13,707     51,352     42,973,825

   Amend fundamental policies concerning loans.

    FUND                                                   FOR        AGAINST    ABSTAIN       TOTAL
    ----                                               -----------    -------    -------    -----------
    Ultra Short-Term Bond............................   28,152,697     20,759      4,959     28,178,415
    Short-Term Bond..................................   63,059,421     26,144     21,081     63,106,646
    Intermediate Bond................................  108,410,002    155,863     88,842    108,654,707
    Bond.............................................  197,964,904    228,608    224,378    198,417,890
    Income Bond......................................  171,886,552    158,291     36,531    172,081,374
    Mortgage-Backed Securities.......................   31,758,242         --         --     31,758,242
    Government Bond..................................   84,849,606    131,043    101,703     85,082,352
    Treasury & Agency................................    9,107,909     28,709    341,234      9,477,852
    High Yield Bond..................................   42,910,461     10,813     52,551     42,973,825

   Amend fundamental policies concerning borrowing money.

    FUND                                                   FOR        AGAINST    ABSTAIN       TOTAL
    ----                                               -----------    -------    -------    -----------
    Ultra Short-Term Bond............................   28,150,006     23,449      4,959     28,178,414
    Short-Term Bond..................................   63,054,591     32,035     20,020     63,106,646
    Intermediate Bond................................  108,409,611    155,863     89,233    108,654,707
    Bond.............................................  197,938,979    247,675    231,237    198,417,891
    Income Bond......................................  171,883,717    157,406     40,251    172,081,374
    Mortgage-Backed Securities.......................   31,758,242         --         --     31,758,242
    Government Bond..................................   84,848,821    149,585     83,946     85,082,352
    Treasury & Agency................................    9,103,110     28,709    346,033      9,477,852
    High Yield Bond..................................   42,904,147     17,128     52,550     42,973,825

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-042-SAN (2/02)

                                                                 [Bank One Logo]